Towd Point Mortgage Trust 2021-1 ABS-15G

Exhibit 99.1 - Schedule 3A

Loan ID	Group	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
4065254910	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure						-
5242017130	G1	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2009	10/XX/2009	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2340228295	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
2325751772	G1	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/1993	5/XX/1993	Investment	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - Neg Am Error: Maximum Balance % was not provided											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
6641826390	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2002	4/XX/2002	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
9984712446	G1	XXXXXXXXXX	XXXXXXXXXX	LA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/??/2008.						-
9980012654	G1	XXXXXXXXXX	XXXXXXXXXX	CT	11/XX/2011	10/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. [B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.						-
9977690287	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/1999	11/XX/1999	Primary	Refinance Cash-out - Other	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,623.20 is underdisclosed from calculated Finance Charge of $98,974.37 in the amount of $351.17.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1999, prior to three (3) business days from transaction date of 12/XX/2009.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TIL Itemization did not disclose the $350 attorney fee as prepaid finance charges.: TIL Itemization did not disclose the $350 attorney fee as prepaid finance charges.					-
9977120665	G1	XXXXXXXXXX	XXXXXXXXXX	LA	7/XX/2019	3/XX/2019	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - GENERAL COMMENT (2021-03-26): exception EXplanation Updated from: Most Recent Valuation Inspection Date: 04/XX/2019
Disaster End Date: 08/XX/2020
Disaster Name: HURRICANE XXX
Disaster Declaration Date: 08/XX/2020	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 2,700.12 on Final Closing Disclosure provided on 07/XX/2019 not accurate.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
9971987647	G1		XXXXXXXXXX	FL	5/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9970069626	G1	XXXXXXXXXX	XXXXXXXXXX	LA	5/XX/1997	4/XX/1997	Primary	Purchase		B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
9965970237	G1		XXXXXXXXXX	MO	6/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
9965804792	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2005	2/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.						-
9955098689	G1	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.						-
9954806120	G1	XXXXXXXXXX	XXXXXXXXXX	OR	2/XX/2021	5/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [C] Income Documentation - The verification of employment is required and was not found in file.: -	Mortgagee reflects Gary Hamblin and Joanne Hamblin Revocable Living Trust										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
9951681161	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2007	1/XX/2007	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003
[B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		SELLER - GENERAL COMMENT (2021-09-17): Agreed	GENERAL COMMENT (2021-09-17): Agreed		Yes	TR Indeterminable
9948114389	G1	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/2020	7/XX/2020	Primary	Purchase	Non QM	C	C	C	C	C	[C] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: -
[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] Income Documentation - Income Docs Missing:: -
[C] Income Documentation - Income documentation requirements not met.
[C] Application / Processing - Missing Document: AUS not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -
[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -	Income documentation not met due to missing Third Party Employment Verification.	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - Commission History less than one year: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than one (1) year not considered effective income and no valid exceptions.
[C] Federal Compliance - (Missing Data) Decision System Rating Not Provided: AUS Decision System Rating was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[C] Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,677.10 on Final Closing Disclosure provided on 08/XX/2020 not accurate.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,452.74 exceeds tolerance of $1,840.00 plus 10% or $2,024.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - Total Debt to Income Ratio of 44.52836% exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. Missing income documentation. Loan is waterfalling to standard QM/ATR documentation requirements: Total Debt to Income Ratio of 44.52836% exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. Missing income documentation. Loan is waterfalling to standard QM/ATR documentation requirements
Federal Compliance - Employment history requirement not met due to missing Third Party Employment Verification.: Employment history requirement not met due to missing Third Party Employment Verification.
																																					Federal Compliance - $612.74 violation due to increase in Title - Lender's Title Insurance. No evidence of cure.: $612.74 violation due to increase in Title - Lender's Title Insurance. No evidence of cure.					TILA ATR/QM
9943475191	G1	XXXXXXXXXX	XXXXXXXXXX	SD	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003 [C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
9940875346	G1	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,871.37 is underdisclosed from calculated Finance Charge of $190,997.15 in the amount of $125.78.	Federal Compliance - Payment stream under disclosure is due to daily simple interest.: Payment stream under disclosure is due to daily simple interest.					-
9940482645	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
																																				[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required
9931469859	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2019	4/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						-
9910838394	G1	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2015	10/XX/2014	Primary	Refinance Rate/Term	Non QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___.
[C] Income Documentation - Income Docs Missing:: -
[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: -	1st lien documentation is missing. The file was missing a copy of the final title policy. 96.5061% CLTV exceeds the 85% threshold, with a 760 FICO. Score is less than minimum required per guidelines. 4506-t in file missing years requested. $12,592.63 coverage shortfall. Subject is 2nd lien. Coverage is $90k plus $18,040 extended, with $125,000 appraised value. The final application is missing. Housing history must have 12 months based on guides 2nd lien policy reported the lender, only. Appraisal is missing interior inspection and is on incorrect form type, for Manufactured Housing.	REVIEWER - GENERAL COMMENT (2021-04-05): exception EXplanation Updated from: Calculated combined loan to value percentage of 96.50610% eXceeds Guideline combined loan to value percentage of 85.00000%.
REVIEWER - GENERAL COMMENT (2021-04-05): exception EXplanation Updated from: Representative FICO score of 681 is less than Guideline representative FICO score of 760.
REVIEWER - GENERAL COMMENT (2021-04-27): exception EXplanation Updated from: Representative FICO score of 677 is less than Guideline representative FICO score of 720.
REVIEWER - GENERAL COMMENT (2020-12-09): Not provided with trailing documents, unable to clear exception.	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA (2010) - Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.	Miscellaneous Compliance - Applications are missing but the date was confirmed.: Applications are missing but the date was confirmed.
Federal Compliance - Non-QM Loan: Non-QM Loan
Federal Compliance - The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within 3 days of originator application date.: The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within 3 days of originator application date.
Miscellaneous Compliance - Missing evidence of the rate lock.: Missing evidence of the rate lock.
Application / Processing - The initial application is missing.: The initial application is missing.
Federal Compliance - Missing confirmation of the rate lock.: Missing confirmation of the rate lock.
Federal Compliance - The final GFE is missing.: The final GFE is missing.
Federal Compliance - The final GFE is missing.: The final GFE is missing.
Federal Compliance - The final GFE is missing.: The final GFE is missing.
Federal Compliance - The final GFE is missing.: The final GFE is missing.
Federal Compliance - The final GFE is missing.: The final GFE is missing.
Federal Compliance - $239, Cure provided satisfied the overage.: $239, Cure provided satisfied the overage.
Federal Compliance - $0.67,  Cure provided satisfied the overage.: $0.67,  Cure provided satisfied the overage.
																																					Federal Compliance - The $500 early closure fee was not reported.: The $500 early closure fee was not reported.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-
9909334298	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2014	3/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	C	B	B	B	B	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Please provide a Post-Disaster Inspection (PDI) Report verifying there was no damage from Hurricane Irma. The inspection must include exterior photos and the property must be re-inspected on or after the Disaster End Date of 10/XX/2017.	C	C	C	C	C	[C] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	REVIEWER - GENERAL COMMENT (2020-01-24): Regraded to EV1	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - Missing documentation to verify a copy of each valuation to applicant three (3) business days prior to consummation. Please provide fully executed copy of the Right to Receive Copy of Appraisal, Acknowledgment of Receipt of Appraisal Report and/or Waiver of 72 Hour Advance Presentation Requirement documents.: Missing documentation to verify a copy of each valuation to applicant three (3) business days prior to consummation. Please provide fully executed copy of the Right to Receive Copy of Appraisal, Acknowledgment of Receipt of Appraisal Report and/or Waiver of 72 Hour Advance Presentation Requirement documents.
Federal Compliance - The Itemization of amount financed is missing from the file.: The Itemization of amount financed is missing from the file.
																																					Federal Compliance - The corrected TIL was signed by the borrowers on the day of closing.: The corrected TIL was signed by the borrowers on the day of closing.					-
9899933862	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] General - Incomplete Document: 1003 Final is incomplete
[C] Application / Processing - Missing Document: Fraud Report not provided	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
9891335755	G1	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
9880054470	G1	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	review file and bank statement expired 08172020 no other statement was provided										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
9878486616	G1	XXXXXXXXXX	XXXXXXXXXX	LA	7/XX/2003	6/XX/2003	UTD	Purchase	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					No	TNR Testing Not Required
9878020774	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2001	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2001, prior to three (3) business days from transaction date of 06/XX/2001.						-
9864801001	G1		XXXXXXXXXX	FL	4/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9857134563	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2000	10/XX/2000	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Closing / Title - Title: Evidence of title is missing	Both Prelim and Final title evidence are missing from file										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
9852709874	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
9852038100	G1	XXXXXXXXXX	XXXXXXXXXX	PA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $413,665.04 is underdisclosed from calculated Finance Charge of $414,307.57 in the amount of $642.53.	Federal Compliance - Underdisclosure is payment stream related due to DSI and larger final payment than disclosed.: Underdisclosure is payment stream related due to DSI and larger final payment than disclosed.					-
9851625050	G1	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
9848831399	G1	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2001	10/XX/2001	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
9843434334	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
9835508936	G1	XXXXXXXXXX	XXXXXXXXXX	CT	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.						-
9835213705	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
9833233600	G1	XXXXXXXXXX	XXXXXXXXXX	VT	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
9826949060	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Non QM	C	C	C	C	C	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $3297.00 (2020). Points and Fees total $3,705.00 on a Federal Total Loan Amount of $XXX.XX vs. an allowable total of $3,297.00 and $3297.00 (2020) (an overage of $408.00 or 3.86792%).
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,624.00 exceeds tolerance of $1,133.00 plus 10% or $1,246.30. Insufficient or no cure was provided to the borrower.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - Points and Fees on subject loan of 3.86792% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $3297.00 (2020). Points and Fees total $3,705.00 on a Federal Total Loan Amount of $95,787.82 vs. an allowable total of $3,297.00 and $3297.00 (2020) (an overage of $408.00 or 3.86792%).: Points and Fees on subject loan of 3.86792% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $3297.00 (2020). Points and Fees total $3,705.00 on a Federal Total Loan Amount of $95,787.82 vs. an allowable total of $3,297.00 and $3297.00 (2020) (an overage of $408.00 or 3.86792%).
Federal Compliance - Closing Disclosure dated08/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated08/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.
																																					Federal Compliance - $491 violation due to increase in Title - Recording Service Fees, Title - Abstract Search Fee, Title - Endorsement Fees, Title - Settlement Fees and Recording Fees. No evidence of cure.: $491 violation due to increase in Title - Recording Service Fees, Title - Abstract Search Fee, Title - Endorsement Fees, Title - Settlement Fees and Recording Fees. No evidence of cure.					TILA ATR/QM
9819296407	G1	XXXXXXXXXX	XXXXXXXXXX	OK	2/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
9813488866	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
9805516301	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.						-
9802460032	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.											A	A	A	A	A					The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-
9795953702	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2008	12/XX/2007	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - Security Instrument is not signed by borrower(s).											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
9795215060	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
9792703699	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2021	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	C	C	C	C	C						[C] Loan File - Missing Document: Hazard Insurance Policy not provided											C	C	C	C	C	[C] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003						TILA ATR/QM
9784503484	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2000	11/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
9778507387	G1	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information. [A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $401.88 exceeds tolerance of $401.00. Sufficient or excess cure was provided to the borrower at Closing.	Application / Processing - Signed initial 1003 with application date is missing from file.: Signed initial 1003 with application date is missing from file. Federal Compliance - No evidence provided to confirm borrower consent.: No evidence provided to confirm borrower consent. Federal Compliance - Rounding of fee from the LE to the CD.: Rounding of fee from the LE to the CD.	REVIEWER - CURED COMMENT (2021-09-23): Sufficient Cure Provided At Closing				-
9769630346	G1	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2003	11/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.						-
9768274848	G1	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2019	4/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Income Documentation - REO Documents are missing.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,880.00 on Final Closing Disclosure provided on 06/XX/2019 not accurate.						-
9768008455	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
9767109367	G1	XXXXXXXXXX	XXXXXXXXXX	WA	6/XX/2007	5/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
9757256462	G1	XXXXXXXXXX	XXXXXXXXXX	LA	5/XX/2000	4/XX/2000	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2000, prior to three (3) business days from transaction date of 05/XX/2000.						-
9748435033	G1	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2009	11/XX/2009	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
9744864415	G1	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/1992	1/XX/1992	Investment	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - Neg Am Error: Maximum Balance % was not provided	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																																				[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1992 used as disbursement date for compliance testing.					No	TNR Testing Not Required
9743897448	G1	XXXXXXXXXX	XXXXXXXXXX	IN	10/XX/1998	9/XX/1998	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
9742213851	G1		XXXXXXXXXX	FL	8/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9739375549	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2007	11/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
9735013745	G1	XXXXXXXXXX	XXXXXXXXXX	OH	6/XX/2020	2/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [B] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: - [B] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: -	[C] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: - [C] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: -	Appraiser's license or certification was not active at the time of the appraisal.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $170.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $45.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - List of Homeownerhip provided 5/XX/20.: List of Homeownerhip provided 5/XX/20. Federal Compliance - 3) business days prior to closing was not provided: 3) business days prior to closing was not provided Federal Compliance - There was no E-sign document provided to verify: There was no E-sign document provided to verify Federal Compliance - No COC or Cost to cure.: No COC or Cost to cure. Federal Compliance - No COC or cost to cure.: No COC or cost to cure. Federal Compliance - No COC or Cost to cure.: No COC or Cost to cure.					-
9724786140	G1	XXXXXXXXXX	XXXXXXXXXX	TX	5/XX/2020	12/XX/2019	Second Home	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[C] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: -
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: PITIA months reserves discrepancy.: Calculated PITIA months reserves of ___ is less than AUS PITIA months reserves of ___.	Appraisal was completed more than 120 days prior to the loan and an Appraisal Update was not in the file.
Sufficient reserves were verified in accordance with the DU Approval. The Fannie Mae Seller Guide does not require asset reserves for this loan.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certification Fee. Fee Amount of $48.41 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Verified loan designation is Temp SHQM.: Verified loan designation is Temp SHQM.
Federal Compliance - Final closing disclosure provided same day as closing.: Final closing disclosure provided same day as closing.
																																					Federal Compliance - Cure required $48.41. No cure provided. Therefore, remaining to cure is $48.41.: Cure required $48.41. No cure provided. Therefore, remaining to cure is $48.41.					TILA ATR/QM
9723157732	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2008	5/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						-
9722974976	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-
9719009641	G1	XXXXXXXXXX	XXXXXXXXXX	IN	12/XX/2019	11/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
9712018906	G1		XXXXXXXXXX	TX	7/XX/2009					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9711785260	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2016	8/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[B] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.
[B] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-03-25): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
9707162128	G1	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2021	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Borrower is not currently employed.: - [C] Application / Processing - Missing Document: Missing Final 1003	NA for previous employment Missing page 9 of 13 borrowers signatures.										B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date [B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
9704169644	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2020	1/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Valuation:: - [B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $352.80 exceeds tolerance of $348.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing. Federal Compliance - Transfer Tax fee increased without a valid change of circumstance.: Transfer Tax fee increased without a valid change of circumstance. Federal Compliance - Subordination fee increased without a valid change of circumstance.: Subordination fee increased without a valid change of circumstance.					-
9703530050	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.										B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.						-
9700919403	G1	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XX on a Original Loan Amount of $XX vs. an allowable total of $XX and $1000.00 (2007) (an overage of $XXor XX%).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
9696834500	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
9694058440	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2015	1/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2015, prior to three (3) business days from transaction date of 04/XX/2015.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
9686384702	G1		XXXXXXXXXX	OH	8/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9681556939	G1	XXXXXXXXXX	XXXXXXXXXX	NC	6/XX/2020	2/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: - [C] Application / Processing - Missing Valuation:: - [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Per approval borrower working less than 2 year employment may be qualifying income if documentation provided to support a stable employment history preceded the extended absence. Per approval borrower working less than 2 year employment may be qualifying income if documentation provided to support a stable employment history preceded the extended absence. Missing 12 month Pay history to show mortgage payment through closing. Credit report shows mortgage payment through February 2020. Transaction date 6/XX/2020										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.						-
9668038825	G1	XXXXXXXXXX	XXXXXXXXXX	NE	10/XX/2010	5/XX/2010	Primary	Refinance Cash-out - Other	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
9667636655	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2011	1/XX/2011	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: -
[B] Closing / Title - (Doc Error) HUD Error: First change date on page 3 of the  final HUD was not provided.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 First Change Date matches the first change date on the loan due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Unable to determine if the Max First Five Years Principal and Interest Payment on the Final TIL matches the Max Five Year Principal and Interest Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Unable to test Introductory Period due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Unable to determine the Max Ever Number of Years on the Final TIL on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Unable to test the Max Ever Escrow Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Unable to test the Max Ever Interest Rate on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Unable to test the Max Ever P&I Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Unable to test the Max Ever Total Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.
																																				[B] Federal Compliance - Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA						-
9664113680	G1	XXXXXXXXXX	XXXXXXXXXX	MA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.						-
9650860607	G1	XXXXXXXXXX	XXXXXXXXXX	NH	8/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: - [B] Credit Documentation - Credit Report Error: Months Reported was not provided: -	Fannie mae covid guidelines: We are modifying age of document requirements from four months (120 days) to two months (60 days) for most income and asset documentation Asset date date April 9, 2020 POCB listed on final 1003 for this amount 526.43 with payments of $26.32. Unable to determine creditor and terms										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
9649288723	G1	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
9639802531	G1	XXXXXXXXXX	XXXXXXXXXX	MN	7/XX/2006	6/XX/2006	UTD	UTD UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					UTD	Indeterminable
9632100391	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2013	9/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
																																				[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.						-
9630091558	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -	Per AUS, paystub could not be dated more than 30 days prior to initial application date and a copy of prior years W2 be provided. Each document meet guideline requirements and were provided Per AUS, paystub could not be dated more than 30 days prior to initial application date and a copy of prior years W2 be provided. Each document meet guideline requirements and were provided										B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date [B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			GENERAL COMMENT (2021-09-20): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Fees that were not disclosed in Section C of the LE, but are added to Section B of the CD and are considered title related are subject to a ten percent aggregate baseline tolerance. Aggregate 10% fees on the initial LE were disclosed in the amount of $2,043. Aggregate 10% fees on the consummation CD were charged in the amount of $2,102.81. This is not a testing defect so no corrective action is required.			-
9627768349	G1	XXXXXXXXXX	XXXXXXXXXX	OR	4/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
9622482164	G1	XXXXXXXXXX	XXXXXXXXXX	PA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
																																				[B] State Compliance - Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: Prepayment penalty not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.						-
9618507703	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2011	3/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure [B] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing						-
9617073167	G1	XXXXXXXXXX	XXXXXXXXXX	OH	9/XX/1996	8/XX/1996	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Itemization of amount financed does not reflect a $250 settlement/closing fee as prepaid finance charges.: Itemization of amount financed does not reflect a $250 settlement/closing fee as prepaid finance charges.					-
9609954084	G1	XXXXXXXXXX	XXXXXXXXXX	MN	8/XX/2018	6/XX/2018	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Missing Final 1003 [C] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 2,199.96 on Final Closing Disclosure provided on 08/XX/2018 not accurate.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $108.10 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.						-
9606098282	G1	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2009	10/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2009 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.09020% or Final Disclosure APR of 12.13000% is in excess of allowable threshold of APOR 4.47% + 1.5%, or 5.97000%.  Compliant Higher Priced Mortgage Loan.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2009, prior to three (3) business days from transaction date of 11/XX/2009.						-
9606056713	G1	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2009	12/XX/2008	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
9605572237	G1	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2018	5/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						-
9602768484	G1		XXXXXXXXXX	SC	10/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
9598058869	G1		XXXXXXXXXX	NM	7/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9594893265	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2004	11/XX/2004	Primary	Purchase	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	B	B	B	B	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.					Yes	TR HUD Deficiency
9594200026	G1	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2021	3/XX/2021	Investment	Refinance Rate/Term			B	B	B	B																						[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.						-
9586988328	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2007	3/XX/2007	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
9579047073	G1	XXXXXXXXXX	XXXXXXXXXX	IL	1/XX/2021	12/XX/2020	Primary	Purchase	HUD Safe Harbor QM	B	B	B	B	B	[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.
[C] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.: -
[C] General - FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document is missing lender signature on a brokered loan.: -
[C] Guideline Issue - FHA Minimum Required Investment was not met.  Borrower's MRI is below minimum required.: Borrower's total contribution is ___ (___).
[C] Application / Processing - Missing Document: Bankruptcy Documents not provided
[C] Government Documentation - Real Estate Certification is missing.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[B] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: -
																				[B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - TRID Tolerance Fee Rounding: Unable to determine whether a cure was provided due to missing information.						-
9567834943	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
9566960440	G1	XXXXXXXXXX	XXXXXXXXXX	AL	1/XX/2004	12/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
9563077400	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2017	1/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 05/XX/2017 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $123.00 exceeds tolerance of $104.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Transfer Tax Fee disclosed as $104 on 01/XX/2017, but disclosed as $123 on Final Closing Disclosure.: Transfer Tax Fee disclosed as $104 on 01/XX/2017, but disclosed as $123 on Final Closing Disclosure.					-
9553550308	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2003	9/XX/2003	Primary	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 009/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - 10 day grace period is less than 15 day minimum per state (NY).: 10 day grace period is less than 15 day minimum per state (NY).					-
9550281782	G1	XXXXXXXXXX	XXXXXXXXXX	TX	2/XX/2008	1/XX/2008	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
9546450716	G1	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,909.11 is underdisclosed from calculated Finance Charge of $226,768.72 in the amount of $859.61.	Federal Compliance - Disclosed payment on Note of $856.64 does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note of $856.64 does not correspond with the loan amount, loan term, and interest rate on the loan.					-
9542951141	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2012	8/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
9539909489	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge is underdisclosed from calculated Finance Charge in the amount of $37.94.	Federal Compliance - TIL itemization did not disclose a courier fee of $37.50 as prepaid finance charge: TIL itemization did not disclose a courier fee of $37.50 as prepaid finance charge					-
9539446803	G1		XXXXXXXXXX	IN	2/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
9538373519	G1	XXXXXXXXXX	XXXXXXXXXX	TX	4/XX/2000	3/XX/2000	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument not provided	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1999.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,686.06 is underdisclosed from calculated Finance Charge of $153,000.24 in the amount of $314.18.	Federal Compliance - Under disclosure is due to fees. Itemization provided. No PPFCs listed on itemization.: Under disclosure is due to fees. Itemization provided. No PPFCs listed on itemization.					-
9536890467	G1		XXXXXXXXXX	OH	6/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
9530364159	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,539.84 on Final Closing Disclosure provided on 08/XX/2020 not accurate.						-
9517450772	G1	XXXXXXXXXX	XXXXXXXXXX	CO	5/XX/2020	3/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -	N/A Same employer-Borrower changed location site. Current VVOE provided is sufficient.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Federal Compliance - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.: Loan Disclosures: Final Closing Disclosure provided on 05/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.					-
9505634142	G1	XXXXXXXXXX	XXXXXXXXXX	GA	7/XX/2002	6/XX/2002	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	"File does not contain either Preliminary or Final Title"	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
9501089058	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9496812986	G1	XXXXXXXXXX	XXXXXXXXXX	MD	11/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard Policy not provided										B	B	B	B	B	[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003	State Compliance - Net Tangible Benefit Worksheet not provided to borrower.: Net Tangible Benefit Worksheet not provided to borrower. Application / Processing - Lender's Initial 1003 not provided: Lender's Initial 1003 not provided					-
9496028944	G1	XXXXXXXXXX	XXXXXXXXXX	NC	9/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[C] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds AUS high loan to value percentage of ___
[C] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds AUS combined loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds AUS loan to value percentage of ___.
[C] Loan File - Missing Document: Hazard Insurance Policy not provided
[C] Application / Processing - Missing Valuation:: -	Appraisal is missing. Appraisal is missing. Appraisal is missing.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 504.00 on Final Closing Disclosure provided on 09/XX/2020 not accurate.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Condition Report.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rapid Value. Fee Amount of $18.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - DU approved loan.: DU approved loan.
Federal Compliance - Closing disclosure was provided to borrower on the 09/XX/2020: Closing disclosure was provided to borrower on the 09/XX/2020
Federal Compliance - No cure was provided to the borrower.: No cure was provided to the borrower.
																																					Federal Compliance - No cure was provided to the borrower.: No cure was provided to the borrower.					TILA ATR/QM
9492637243	G1	XXXXXXXXXX	XXXXXXXXXX	ME	9/XX/2002	8/XX/2002	Primary	UTD UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
9477950737	G1	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9475640126	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					No	TNR Testing Not Required
9466283862	G1	XXXXXXXXXX	XXXXXXXXXX	OH	3/XX/2000	2/XX/2000	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2000, prior to three (3) business days from transaction date of 03/XX/2000.						-
9465444897	G1	XXXXXXXXXX	XXXXXXXXXX	KS	4/XX/2005	3/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
9465176690	G1	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2013	5/XX/2013	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $29,915.83 is underdisclosed from calculated Finance Charge of $30,450.70 in the amount of $534.87.	Federal Compliance - Unable to apply the $1294.40 lender credit on line 206 of the HUD due to missing the credit itemization.: Unable to apply the $1294.40 lender credit on line 206 of the HUD due to missing the credit itemization.					-
9449750494	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
9449404653	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9449398694	G1	XXXXXXXXXX	XXXXXXXXXX	NC	9/XX/2020	11/XX/2019	Investment	Refinance Cash-out - Debt Consolidation	N/A	B	B	B	B	B	[C] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: -
[C] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: -
[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] General - Missing Document: 1007 Rent Comparison Schedule not provided
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -
																				[C] Income Documentation - The verification of employment is required and was not found in file.: -	The most recent account statement is from 5/2020.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	State Compliance - Verified Note late charge is 5%.: Verified Note late charge is 5%.					-
9447719295	G1	XXXXXXXXXX	XXXXXXXXXX	ME	4/XX/2007	3/XX/2007	UTD	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
9447309651	G1	XXXXXXXXXX	XXXXXXXXXX	MI	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9442478171	G1	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Loan File - Missing Document: Hazard Insurance Policy not provided											A	A	A	A	A							-
9437201749	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
9432651591	G1	XXXXXXXXXX	XXXXXXXXXX	HI	7/XX/2016	4/XX/2016	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
9415655121	G1	XXXXXXXXXX	XXXXXXXXXX	KY	12/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -
[C] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
9412867879	G1	XXXXXXXXXX	XXXXXXXXXX	IL	8/XX/2007	7/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9409173537	G1	XXXXXXXXXX	XXXXXXXXXX	TN	12/XX/2002	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002.						-
9396661460	G1	XXXXXXXXXX	XXXXXXXXXX	MD	1/XX/2009	12/XX/2008	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[B] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower.: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
9396300594	G1	XXXXXXXXXX	XXXXXXXXXX	WA	9/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	REVIEWER - GENERAL COMMENT (2021-04-13): exception EXplanation Updated from: Representative FICO score of 510 is less than Guideline representative FICO score of 700.	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2016 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application.
																																				[B] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.						-
9383285085	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.						-
9378249157	G1	XXXXXXXXXX	XXXXXXXXXX	DE	4/XX/2020	2/XX/2020	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A	[C] Application / Processing - Missing Document: AUS not provided	A DU approval is not in the file. Only have Summary of Findings which indicates an Approve/Eligible decision. The 1008 confirms the loan was underwritten with DU.	A	A	A	A	A	[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,261.00 exceeds tolerance of $1,063.00 plus 10% or $1,169.30. Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Power Of Attorney Preparation Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $150.00 exceeds tolerance of $100.00.  Sufficient or excess cure was provided to the borrower at Closing.
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Copy Or Fax Fee. Fee Amount of $25.00 exceeds tolerance of $15.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Total cure required was $260. Cure provided was $280.: Total cure required was $260. Cure provided was $280.	REVIEWER - CURED COMMENT (2021-09-09): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-09-09): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-09-09): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-09-09): Sufficient Cure Provided At Closing				-
9376402428	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2020	8/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months bank statements. (GSE COVID-19): - [C] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: - [C] Income Documentation - Income Docs Missing:: - [C] Document Error - Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).: -	Business statements were not required on AUS										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
9358649465	G1	XXXXXXXXXX	XXXXXXXXXX	GA	4/XX/2006	3/XX/2006	UTD	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
9352357609	G1	XXXXXXXXXX	XXXXXXXXXX	LA	5/XX/2017	2/XX/2017	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - GENERAL COMMENT (2021-04-27): exception EXplanation Updated from: Most Recent Valuation Inspection Date: 03/XX/2017
Disaster End Date: 08/XX/2020
Disaster Name: HURRICANE XXX
Disaster Declaration Date: 08/XX/2020	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
9352043903	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2020	5/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] Insurance Analysis - Insurance address does not match Note address.
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[C] Income Documentation - REO Documents are missing.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -
																				[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -	Insurance address zip code of XXX does not match the Note address zip cope of XXX.										B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. [B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $285.00 exceeds tolerance of $122.00 plus 10% or $134.20. Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Federal Compliance - $102 violation due to increase in Recording Fees ($112 Recording fees paid by the Seller reflected on the Seller CD). No evidence of cure.: $102 violation due to increase in Recording Fees ($112 Recording fees paid by the Seller reflected on the Seller CD). No evidence of cure.					-
9350597899	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2001	8/XX/2001	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: -											B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,423.92 is underdisclosed from calculated Finance Charge of $99,477.85 in the amount of $53.93.	Federal Compliance - Underdisclosure is due to a payment stream issue on the DSI calculation. Fee itemization is in line.: Underdisclosure is due to a payment stream issue on the DSI calculation. Fee itemization is in line.					-
9345596458	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2005	11/XX/2005	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
																																				[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
9342677762	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2007	7/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9336157703	G1	XXXXXXXXXX	XXXXXXXXXX	MA	4/XX/2006	3/XX/2006	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	Unable to determine under disclosure due to Itemization of Amount Financed does not contain break down of the fees.	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Massachusetts Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.						-
9333765377	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2005	9/XX/2005	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
9330985421	G1	XXXXXXXXXX	XXXXXXXXXX	NC	6/XX/2020	2/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] General - Borrower 1003 current address does not match Note address.: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] General - Valuation address does not match Note address.: -	The Note Address doesn't reflect Unit 4, as noted on the condo appraisal. The Note Address doesn't reflect Unit 4, as noted on the condo appraisal.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Final Closing Disclosure Security Interest: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2020 disclosed the address for which the consumer is granting a security interest that does not match the collateral address for the loan.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,657.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,661.00.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower.
Federal Compliance - The address on the Security Interest doesn't reflect Unit 4, as noted on the condo appraisal.: The address on the Security Interest doesn't reflect Unit 4, as noted on the condo appraisal.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020, Note Date 06/XX/2020): Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020, Note Date 06/XX/2020)
																																					Federal Compliance - Final Lender Credit of $-1,657.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,661.00. No cure was provided to the borrower.: Final Lender Credit of $-1,657.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,661.00. No cure was provided to the borrower.					-
9330911719	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2020	3/XX/2020	Second Home	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	B	B	[C] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.	Calculated investor qualifying total debt ratio of 31.56640% exceeds AUS total debt ratio of 27.77000%	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 9,240.00 on Final Closing Disclosure provided on 07/XX/2020 not accurate.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																																					Federal Compliance - Closing Disclosure dated 07/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing date.: Closing Disclosure dated 07/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing date.					TILA ATR/QM
9321014830	G1	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
9319336487	G1	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
9313600322	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided	There is not documentation in this file for Hazard Insurance										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Application / Processing - The Initial 1003 is not signed by the Lender or Borrower: The Initial 1003 is not signed by the Lender or Borrower State Compliance - Per the "Note"; the late charge is 5% after 15 days. This exceeds the state of New York limit of 2%: Per the "Note"; the late charge is 5% after 15 days. This exceeds the state of New York limit of 2%		GENERAL COMMENT (2021-09-09): Disagree: The Title - Deed Preparation fee for $100 added on CD Date Issued 10/01/2020 would be considered an unlimited fee. The Title - Deed Preparation fee was not disclosed on the initial LE and was added to section C on the CD. This puts the fee into the unlimited category. Not a testing defect. No corrective action required.			-
9311505721	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2007	5/XX/2007	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable (UAL State)
9303814820	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2006	10/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.										B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 005/XX/2006.						-
9297425518	G1	XXXXXXXXXX	XXXXXXXXXX	NV	11/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
9287333352	G1	XXXXXXXXXX	XXXXXXXXXX	IN	1/XX/2015	9/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to the note date.: -
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument loan amount and note original loan amount do not concur.
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	Credit report over 120 days prior to Note.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] State Compliance - Indiana Late Charge Amount Testing: Indiana Late Charge: Note late charge amount of $25.00 exceeds the state maximum of $18.50.
[B] State Compliance - Indiana Prepayment Penalty Second Lien Test: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a refinance by the same lender.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.00000% is underdisclosed from calculated APR of 5.32510% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $6,269.70 is underdisclosed from calculated Finance Charge of $6,614.04 in the amount of $344.34.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
9278051769	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2020	7/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,697.00 exceeds tolerance of $2,315.00 plus 10% or $2,546.50.  Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Patriot Act Search.  Fee Amount of $6.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing.
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee. Fee Amount of $20.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower Federal Compliance - Sufficient or excess cure was provided to the borrower at Closing: Sufficient or excess cure was provided to the borrower at Closing Federal Compliance - Sufficient or excess cure was provided to the borrower at Closing: Sufficient or excess cure was provided to the borrower at Closing Federal Compliance - Sufficient or excess cure was provided to the borrower at Closing: Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - CURED COMMENT (2021-08-31): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-08-31): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-08-31): Sufficient Cure Provided At Closing				-
9276480617	G1	XXXXXXXXXX	XXXXXXXXXX	AL	10/XX/2015	8/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: AUS not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
[C] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.: Payment Shock: ___	Housing history must have 12 months based on guides	REVIEWER - GENERAL COMMENT (2021-04-05): exception EXplanation Updated from: Most Recent Valuation Inspection Date: 09/XX/2015 Disaster End Date: 09/XX/2020 Disaster Name: XXX Disaster Declaration Date: 09/XX/2020	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	B	B	B	B	B	[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
																																				[B] Federal Compliance - RESPA (2010) - Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.		REVIEWER - GENERAL COMMENT (2020-12-09): Not provided with trailing documents, unable to clear exception.				-
9275453104	G1		XXXXXXXXXX	FL	2/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
9267480395	G1	XXXXXXXXXX	XXXXXXXXXX	OH	6/XX/2001	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided											B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
9261606026	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2007	12/XX/2006	Investment	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
9261461439	G1	XXXXXXXXXX	XXXXXXXXXX	PA	4/XX/2013	1/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.								[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: -			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $XXX.XX. Prepay language states prepay will not exceed maximum permitted by applicable law.						-
9253270857	G1	XXXXXXXXXX	XXXXXXXXXX	OK	10/XX/2019	9/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Income Documentation - The 4506-T is missing information. Neither Box 6a or 6c is checked.	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
9250930013	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																																				[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $312.00 exceeds tolerance of $205.00 plus 10% or $225.50. Insufficient or no cure was provided to the borrower.	Federal Compliance - Missing evidence of delivery 3 days prior to closing.: Missing evidence of delivery 3 days prior to closing. Federal Compliance - File does not contain a valid COC for this fee, nor evidence of cure.: File does not contain a valid COC for this fee, nor evidence of cure.					-
9237504255	G1	XXXXXXXXXX	XXXXXXXXXX	PA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 009/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 008/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 009/XX/2007, prior to three (3) business days from transaction date of 009/XX/2007.						-
9226076459	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
9219813838	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
9215945537	G1	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2013	11/XX/2012	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
9209011018	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	12/XX/2020	11/XX/2020	Investment	Purchase			B	B	B	B																		B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
9205481968	G1	XXXXXXXXXX	XXXXXXXXXX	HI	1/XX/2018	11/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-03-26): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
9197651595	G1	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.						-
9192568540	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
9191680378	G1	XXXXXXXXXX	XXXXXXXXXX	NC	9/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing Replacement Cost Estimator to determine Lender's value	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,917.69 exceeds tolerance of $1,661.00 plus 10% or $1,827.10.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $377.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Application / Processing - Initial 1003 is not signed by the Lender or the Borrower: Initial 1003 is not signed by the Lender or the Borrower
Federal Compliance - Closing disclosure was not provided to borrower within 3 days of application: Closing disclosure was not provided to borrower within 3 days of application
Federal Compliance - Missing valid COC and no cure was provided to the borrower: Missing valid COC and no cure was provided to the borrower
																																					Federal Compliance - Lender paid fee. No evidence of cure was provided to the borrower: Lender paid fee. No evidence of cure was provided to the borrower					-
9191225399	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2015	5/XX/2015	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Application / Processing - Missing Valuation:	Appraisal not provided	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Yes	TR Indeterminable
9190988994	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2012	6/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
																																				[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.						-
9185173796	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Final Title Policy is Missing											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing [B] Miscellaneous Compliance - Federal HELOC - Not Compliant [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely	Miscellaneous Compliance - Itemization of Final Costs and Fees Not Provided: Itemization of Final Costs and Fees Not Provided					-
9177435896	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2021	1/XX/2021	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: -
[C] Mortgage / Program Eligibility - AUS Findings: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of ___ exceeds AUS housing ratio of ___.
[C] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.	The credit report was dated more than 90 days prior to the note date or notary date.
The verified housing ratio on the AUS exceeded 13.704%.
The hazard insurance policy did not indicated HO-6 coverage or interior coverage.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $720.00 exceeds tolerance of $535.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - The housing ratio of 13.70439% exceeded the housing ratio of 13.704% on the XXXX Feedback Certificate.: The housing ratio of 13.70439% exceeded the housing ratio of 13.704% on the Wells Fargo Home Mortgage Feedback Certificate.
Federal Compliance - The appraisal/valuation acknowledgement was signed by the borrowers on 4/XX/2021.: The appraisal/valuation acknowledgement was signed by the borrowers on 4/XX/2021.
State Compliance - The of 5% on the note exceeded the state maximum of 2%.: The of 5% on the note exceeded the state maximum of 2%.
																																					Federal Compliance - The initial loan estimate did not reflected an appraisal fee of $535 to the borrowers. The final closing disclosure reflected an appraisal fee of $720 charged to the borrowers. There was no cure provided to the borrowers.: The initial loan estimate did not reflected an appraisal fee of $535 to the borrowers. The final closing disclosure reflected an appraisal fee of $720 charged to the borrowers. There was no cure provided to the borrowers.	REVIEWER - CURED COMMENT (2021-09-14): Sufficient Cure Provided At Closing				TILA ATR/QM
9171444093	G1	XXXXXXXXXX	XXXXXXXXXX	NC	11/XX/2020	8/XX/2020	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	B	B	B	B	B						[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Total cash-out discrepancy.: HUD-1 total cash-out of ___ is greater than AUS total cash-out of ___. [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.						-
9163595723	G1	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/1999	4/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9160151623	G1	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.						-
9158237250	G1	XXXXXXXXXX	XXXXXXXXXX	LA	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] State Compliance - Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $460,473.84 is underdisclosed from calculated Finance Charge of $460,997.85 in the amount of $524.01.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
9156987283	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2007	5/XX/2007	Second Home	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
9156116302	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2017	8/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	D	A	A	A	A	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___	C	C	C	C	C	[C] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.	HARP refinance with no appraisal required. However 2 will be required for securitization	REVIEWER - GENERAL COMMENT (2020-01-24): Regraded to EV1	A	A	A	A	A	[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $197.27 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing.
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $449.34 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Disclosure Tracking was not provided: Disclosure Tracking was not provided					-
9149536209	G1	XXXXXXXXXX	XXXXXXXXXX	HI	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,627.61 is underdisclosed from calculated Finance Charge of $233,259.37 in the amount of $631.76.	Federal Compliance - Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.					-
9149491260	G1	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2010	5/XX/2010	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $419,820.05 is underdisclosed from calculated Finance Charge of $420,055.69 in the amount of $235.64.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
9145243674	G1	XXXXXXXXXX	XXXXXXXXXX	TN	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,963.44 is underdisclosed from calculated Finance Charge of $273,641.98 in the amount of $678.54.	Federal Compliance - Disclosed payment on Note of $1053.85 does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note of $1053.85 does not correspond with the loan amount, loan term, and interest rate on the loan.					-
9140065355	G1		XXXXXXXXXX	TN	11/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9135491010	G1	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2002	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
9116840064	G1	XXXXXXXXXX	XXXXXXXXXX	TX	5/XX/2008	4/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
9114037931	G1		XXXXXXXXXX	NY	2/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9111653518	G1		XXXXXXXXXX	AL	7/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): As disclosed, we did not test due to missing documents.	GENERAL COMMENT (2021-09-22): As disclosed, we did not test due to missing documents.		UTD	Indeterminable
9102920897	G1	XXXXXXXXXX	XXXXXXXXXX	IL	1/XX/2020	11/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	Per lender guidelines, 4506-t is required for all individuals whose income is being considered to qualify, however forms in file do not reflect years which borrowers have authorized lender to obtain and therefore considered as missing,	REVIEWER - GENERAL COMMENT (2020-12-09): Not provided with trailing documents, unable to clear exception.	C	C	C	C	C	[C] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act): Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.: -
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	State Compliance - File does not contain evidence borrowers were offered a product without a penalty feature.: File does not contain evidence borrowers were offered a product without a penalty feature.
Miscellaneous Compliance - Insurance premium paid to an affiliate of the lender, however no business relationship disclosure was included in the loan file.: Insurance premium paid to an affiliate of the lender, however no business relationship disclosure was included in the loan file.
Federal Compliance - Per addendum to Note, if loan is paid in full prior to 36 month anniversary, a $500 fee reimbursement charge will be incurred, however CDs indicate no Prepayment Penalty applies.: Per addendum to Note, if loan is paid in full prior to 36 month anniversary, a $500 fee reimbursement charge will be incurred, however CDs indicate no Prepayment Penalty applies.
																																					Federal Compliance - File does not contain evidence of date initial CD received by borrowers.: File does not contain evidence of date initial CD received by borrowers.					State - NC
9100143711	G1		XXXXXXXXXX	OH	10/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
9099473069	G1		XXXXXXXXXX	TX	5/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9099047328	G1	XXXXXXXXXX	XXXXXXXXXX	OH	6/XX/2002	4/XX/2002	Primary	Purchase		B	B	B	B	B						[B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,098.98 is underdisclosed from calculated Finance Charge of $128,399.24 in the amount of $300.26.	Federal Compliance - Finance charges under disclosed $300.26. Unable to determine under disclosure due to missing itemization of amount financed.: Finance charges under disclosed $300.26. Unable to determine under disclosure due to missing itemization of amount financed.					-
9094058052	G1	XXXXXXXXXX	XXXXXXXXXX	GA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																				[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
9086531333	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2000	4/XX/2000	Investment	Purchase		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999.						-
9086286611	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2006	3/XX/2006	Primary	Refinance UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable (UAL State)
9083624671	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2002	9/XX/2002	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
9080829072	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.					Yes	TR HUD Deficiency
9080701565	G1	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	SELLER - GENERAL COMMENT (2021-02-02): Due to change in terms Fee Addendum not required.
																																						REVIEWER - GENERAL COMMENT (2021-02-02): Original loan is what was reviewed for compliance. Subsequent change in terms or modification have no bearing on origination compliance.	GENERAL COMMENT (2021-02-02): Due to change in terms Fee Addendum not required.		Yes	TR Indeterminable
9080460808	G1		XXXXXXXXXX	IL	10/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
9074843199	G1	XXXXXXXXXX	XXXXXXXXXX	GA	1/XX/2006	1/XX/2006	Primary	Purchase		A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A							-
9074740339	G1	XXXXXXXXXX	XXXXXXXXXX	LA	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9072752116	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2015	9/XX/2015	Primary	Refinance Rate/Term	Non QM	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [C] Miscellaneous - Credit Exception: [C] Miscellaneous - Credit Exception: [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance policy coverage amount is missing from evidence of insurance. [C] Application / Processing - Missing Document: Missing Final 1003 [C] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: -	[C] Value Discrepancy - Loan is missing secondary valuation product required for securitization.	B	B	B	B	B	[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $11,642.68 is underdisclosed from calculated Finance Charge of $11,814.19 in the amount of $171.51.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Non-QM Loan: Non-QM Loan			Borrower has owned the subject property for at least 5 years.		-
9052675486	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2002	5/XX/2002	Primary	Purchase	B	B	B	B	B	[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9046439952	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2002	6/XX/2002	Investment	Purchase	D	D	D	D	D	[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Closing / Title - Missing Document: HUD-1 Addendum not provided
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.					No	TNR Testing Not Required
9040226864	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
9039760677	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2020	3/XX/2020	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2020 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
9039370260	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/1993	3/XX/1993	UTD	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1993 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					No	TNR Testing Not Required
9029928328	G1	XXXXXXXXXX	XXXXXXXXXX	NM	10/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
9027664810	G1	XXXXXXXXXX	XXXXXXXXXX	NC	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,470.29 is underdisclosed from calculated Finance Charge of $125,874.18 in the amount of $403.89.	Federal Compliance - TIL itemization did not disclose an attorney fee of $375.00, courier fee $50.00, and tax service fee of $59.00 as prepaid finance charge.: TIL itemization did not disclose an attorney fee of $375.00, courier fee $50.00, and tax service fee of $59.00 as prepaid finance charge.					-
9024667881	G1	XXXXXXXXXX	XXXXXXXXXX	MO	12/XX/2020	11/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] Mortgage / Program Eligibility - AUS Findings: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of ___ exceeds AUS housing ratio of ___.
[C] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.	No impact variance in the HTI/DTI and is <2% difference. No impact variance in the HTI/DTI and is <2% difference.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Federal Compliance - Temporary SHQM is the correct designation.: Temporary SHQM is the correct designation.
																																					Federal Compliance - Borrower just started a new job; however, The Work Number verified the past three years of employment.: Borrower just started a new job; however, The Work Number verified the past three years of employment.					TILA ATR/QM
9021856877	G1	XXXXXXXXXX	XXXXXXXXXX	MD	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.						-
9020728254	G1	XXXXXXXXXX	XXXXXXXXXX	MN	9/XX/2020	8/XX/2020	Primary	Purchase	Non QM	C	C	C	C	C	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX St.  Lease Agreement and/or Tax Return not provided.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Due to DTI. Missing evidence of Hibbing Coop account being PIF and it is not being paid on the Final CD. Per AUS, documentation is required. Loan is waterfalling to standard ATR/QM documentation.: Due to DTI. Missing evidence of Hibbing Coop account being PIF and it is not being paid on the Final CD. Per AUS, documentation is required. Loan is waterfalling to standard ATR/QM documentation.
Federal Compliance - Missing Lease Agreement: Missing Lease Agreement
Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower
																																					Federal Compliance - Closing Disclosure was not provided to Borrower(s) at least three (3) business days prior to closing: Closing Disclosure was not provided to Borrower(s) at least three (3) business days prior to closing	REVIEWER - GENERAL COMMENT (2021-09-13): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
9010551104	G1	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2015	10/XX/2015	Primary	Refinance Rate/Term	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	New exception. Seller provided credit report.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2015 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-28): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
9010004170	G1	XXXXXXXXXX	XXXXXXXXXX	CT	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8989066415	G1		XXXXXXXXXX	TX	9/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8988906947	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2004	6/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Itemization did not include $175 Title Pick-up fee as prepaid finance charge.: Itemization did not include $175 Title Pick-up fee as prepaid finance charge.					-
8985883602	G1	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
8984982140	G1	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $349,341.29 is underdisclosed from calculated Finance Charge of $349,440.89 in the amount of $99.60.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
8982101435	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-
8980689504	G1	XXXXXXXXXX	XXXXXXXXXX	OH	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $5,307.65 exceeds the state maximum of 1% of the original balance ($XXX.XX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $430,416.60 is underdisclosed from calculated Finance Charge of $430,715.34 in the amount of $298.74.	Federal Compliance - Disclosed payment on Note of $2484.48 does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note of $2484.48 does not correspond with the loan amount, loan term, and interest rate on the loan.					-
8978948083	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2005	12/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
8976396273	G1	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2020	8/XX/2020	Primary	Purchase	Non QM	C	C	C	C	C	[C] Income Documentation - Income Docs Missing:: - [C] Income Documentation - Income Docs Missing:: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Signed/dated 2019 4506-T missing from file. Signed/dated 2019 4506-T missing from file.	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - Total Debt to Income Ratio of 47.24751% exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.: Total Debt to Income Ratio of 47.24751% exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
																																					Federal Compliance - Closing Disclosure dated 09/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 09/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					TILA ATR/QM
8967704513	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8960844000	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2005	11/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing [B] Federal Compliance - CHARM Booklet Disclosure Timing [B] Federal Compliance - FACTA Disclosure Missing [B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - Missing Initial Loan Application Test						-
8959272437	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2021	2/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Document Error - Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).: -	Business entity listing with business start date is post closing dated 4/XX/2021.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - A signed initial 1003 is missing from the file.: A signed initial 1003 is missing from the file.					-
8948749399	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2021	1/XX/2021	Primary	Refinance Rate/Term	Non QM	C	C	C	C	C	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Federal Compliance - Calculated qualifying asset balance of is less than AUS qualifying asset balance of $244.35.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $244.35.
																																					Federal Compliance - Calculated qualifying asset balance of is less than AUS qualifying asset balance of $244.35.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $244.35.					TILA ATR/QM
8946268466	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2020	2/XX/2020	Primary	Refinance Cash-out - Debt Consolidation	Temporary HPQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. [B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $340.00 exceeds tolerance of $209.00 plus 10% or $229.90. Insufficient or no cure was provided to the borrower.	Federal Compliance - Not provided: Not provided Federal Compliance - No COC or Cost to cure.: No COC or Cost to cure.					-
8940309060	G1	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/2020	1/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing initial 1003. 1003s are not signed or dated, Intent to proceed used for app date: Missing initial 1003. 1003s are not signed or dated, Intent to proceed used for app date					-
8935114892	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2001	10/XX/2001	Primary	Purchase	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required
8934756693	G1	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2012	12/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $246,368.48 is underdisclosed from calculated Finance Charge of $246,405.37 in the amount of $36.89.	Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed.: Unable to determine under disclosure, due to missing itemization of amount financed.					-
8933324636	G1	XXXXXXXXXX	XXXXXXXXXX	MO	10/XX/2014	8/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Asset Documentation - Guideline Issue: Insufficient asset documentation.: -
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2014 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $500.00 exceeds the state maximum of 2% of the prepaid balance ($446.58).
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2014.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
8928734584	G1	XXXXXXXXXX	XXXXXXXXXX	CT	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
8921089945	G1	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
8920626929	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8900352990	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing [B] Federal Compliance - Missing Initial Loan Application Test [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance						-
8894164682	G1	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2007	9/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
8887171265	G1	XXXXXXXXXX	XXXXXXXXXX	WA	9/XX/2005	8/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,541.53 is underdisclosed from calculated Finance Charge of $282,887.48 in the amount of $2,345.95.	Federal Compliance - The Lender's TIL reflects MI dropping off after 154 months, however, the audited TIL indicates MI should drop off after 155 months.: The Lender's TIL reflects MI dropping off after 154 months, however, the audited TIL indicates MI should drop off after 155 months.					-
8885754786	G1	XXXXXXXXXX	XXXXXXXXXX	NV	10/XX/2020	9/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of ___ does not match AUS property type of ___.
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan was submitted through the AUS as a PUD with a HOA of $18.05 per month included in the PITIA. The Appraisal reflects the subject is a SFD. However, there is documentation from the HOA.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.00 exceeds tolerance of $84.00 plus 10% or $92.40. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Verification of Temp SHQM Loan Designation was not provided.: Verification of Temp SHQM Loan Designation was not provided.
																																					Federal Compliance - A sufficient cure of $75.60 was disclosed.: A sufficient cure of $75.60 was disclosed.	REVIEWER - CURED COMMENT (2021-09-09): Sufficient Cure Provided At Closing				TILA ATR/QM
8884694719	G1	XXXXXXXXXX	XXXXXXXXXX	MD	5/XX/2005	4/XX/2005	Investment	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.						-
8884144777	G1	XXXXXXXXXX	XXXXXXXXXX	TN	7/XX/2001	6/XX/2001	UTD	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 07/XX/2001.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
8880211403	G1	XXXXXXXXXX	XXXXXXXXXX	IN	9/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Loan File - Missing Document: Hazard Insurance Policy not provided	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Reviewed file document and unable to locate ARM disclosure. No evidence of it being provided to the borrower.: Reviewed file document and unable to locate ARM disclosure. No evidence of it being provided to the borrower. Federal Compliance - Reviewed document files and no evidence of CHARM Booklet being provided to the borrower.: Reviewed document files and no evidence of CHARM Booklet being provided to the borrower.	SELLER - GENERAL COMMENT (2021-09-15): 22795489-TILA - SOL Not EXpired-compliance-ARM Disclosure Status Test-TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.-Reviewed file document and unable to locate ARM disclosure. No evidence of it being provided to the borrower.-TILA - subject to a 1 year SOL for affirmative claims under TILA
SELLER - GENERAL COMMENT (2021-09-15): Agree: No evidence in file that ARM Disclosure and CHARM Booklet Disclosure was provided.  This is a defect that cannot be remediated.
SELLER - GENERAL COMMENT (2021-09-15): 22795490-TILA - SOL Not EXpired-compliance-CHARM Booklet Disclosure Status-TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.-Reviewed document files and no evidence of CHARM Booklet being provided to the borrower.-TILA - subject to a 1 year SOL for affirmative claims under TILA
SELLER - GENERAL COMMENT (2021-09-15): Agree: No evidence in file that ARM Disclosure and CHARM Booklet Disclosure was provided. This is a defect that cannot be remediated.	GENERAL COMMENT (2021-09-15): 22795490-TILA - SOL Not Expired-compliance-CHARM Booklet Disclosure Status-TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.-Reviewed document files and no evidence of CHARM Booklet being provided to the borrower.-TILA - subject to a 1 year SOL for affirmative claims under TILA

GENERAL COMMENT (2021-09-15): 22795489-TILA - SOL Not Expired-compliance-ARM Disclosure Status Test-TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.-Reviewed file document and unable to locate ARM disclosure. No evidence of it being provided to the borrower.-TILA - subject to a 1 year SOL for affirmative claims under TILA

GENERAL COMMENT (2021-09-15): Agree: No evidence in file that ARM Disclosure and CHARM Booklet Disclosure was provided.  This is a defect that cannot be remediated.

																																							GENERAL COMMENT (2021-09-15): Agree: No evidence in file that ARM Disclosure and CHARM Booklet Disclosure was provided. This is a defect that cannot be remediated.			-
8878697572	G1	XXXXXXXXXX	XXXXXXXXXX	MI	3/XX/1996	1/XX/1996	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
8878108997	G1	XXXXXXXXXX	XXXXXXXXXX	TN	4/XX/1998	3/XX/1998	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1998 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1998.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/1998, prior to three (3) business days from transaction date of 04/XX/1998.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - TIL itemization did not disclose an closing fee of $XX as prepaid finance charge.: TIL itemization did not disclose an closing fee of $XX as prepaid finance charge.				Yes	TR HUD Deficiency
8876450195	G1	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/1996	7/XX/1996	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8871087854	G1	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2020	1/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Appraisal Disclosure within 3 days of the loan application date.: Appraisal Disclosure within 3 days of the loan application date.
																																					Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.					-
8871002114	G1	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2010	10/XX/2009	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
8870656222	G1	XXXXXXXXXX	XXXXXXXXXX	VA	7/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Initial CD ws given on the 24th: Initial CD ws given on the 24th					-
8863393490	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2001	10/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.22000% is underdisclosed from calculated APR of 7.48385% outside of 0.125% tolerance.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,214.09 is underdisclosed from calculated Finance Charge of $88,700.92 in the amount of $2,486.83.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed disclosure.: Unable to determine under disclosure due to missing Itemization of Amount Financed disclosure.					-
8854013649	G1	XXXXXXXXXX	XXXXXXXXXX	OH	1/XX/2003	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.						-
8852210471	G1	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2009	3/XX/2009	Primary	Refinance Rate/Term		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
8850099214	G1	XXXXXXXXXX	XXXXXXXXXX	IA	11/XX/2001	10/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-
8849686795	G1	XXXXXXXXXX	XXXXXXXXXX	VA	11/XX/2006	10/XX/2006	Primary	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
[B] Federal Compliance - Missing Initial Loan Application Test
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
8846558094	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File contains neither Preliminary or Final Title Policy										B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-
8844069219	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.						-
8842028830	G1	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/1998	4/XX/1998	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
8816876593	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2001	8/XX/2000	Primary	Purchase		A	A	A	A	A						[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1075/466 used for incorrect Subject property type.: -											A	A	A	A	A							-
8816263706	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $403,950.50 is underdisclosed from calculated Finance Charge of $405,618.81 in the amount of $1,668.31.	Federal Compliance - Itemization of amount financed reflects an $870 escrow waiver fee not reflected on the HUD. Also, itemization reflects the closing/settlement fee as $860 while the HUD reflects $350. The HUD reflects a $50 email/e-doc fee, a $60 title courier fee and a $15 wire fee as prepaid charges not listed on itemization.: Itemization of amount financed reflects an $870 escrow waiver fee not reflected on the HUD. Also, itemization reflects the closing/settlement fee as $860 while the HUD reflects $350. The HUD reflects a $50 email/e-doc fee, a $60 title courier fee and a $15 wire fee as prepaid charges not listed on itemization.					-
8810993714	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2015	3/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument loan amount and note original loan amount do not concur.
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
8805115658	G1		XXXXXXXXXX	OH	9/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8793971599	G1		XXXXXXXXXX	TN	1/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8793473703	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/??/2005.						-
8791683799	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2005	11/XX/2005	UTD	Refinance UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	State Compliance - Greater of 5% or $10 late charge exceeds 5% maximum per state (NJ).: Greater of 5% or $10 late charge exceeds 5% maximum per state (NJ).				Yes	TR Indeterminable (UAL State)
8780557468	G1	XXXXXXXXXX	XXXXXXXXXX	KY	3/XX/2006	2/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
8777595750	G1	XXXXXXXXXX	XXXXXXXXXX	WI	1/XX/2008	12/XX/2007	Primary	Refinance Rate/Term		A	A	A	A	A						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											A	A	A	A	A							-
8773868960	G1	XXXXXXXXXX	XXXXXXXXXX	IN	5/XX/2012	4/XX/2012	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.						-
8769424353	G1		XXXXXXXXXX	AZ	6/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8765783662	G1	XXXXXXXXXX	XXXXXXXXXX	MA	10/XX/2006	10/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___											B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.						-
8764864676	G1	XXXXXXXXXX	XXXXXXXXXX	MA	7/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $402,594.39 is underdisclosed from calculated Finance Charge of $403,066.38 in the amount of $471.99.	Federal Compliance - The itemization of amount financed did not include the attorney fee of $550 as a prepaid finance charge.: The itemization of amount financed did not include the attorney fee of $550 as a prepaid finance charge.					-
8764701477	G1	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2009	3/XX/2009	Primary	Refinance Rate/Term		B	B	B	B	B						[B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
8763377892	G1	XXXXXXXXXX	XXXXXXXXXX	CT	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.						-
8762445704	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2014	11/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Income Documentation - Income Docs Missing:: -
[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File is missing a copy of the senior mortgage Note. Notes: from the statement provided it appears to be a interest only/pay option Note.
The loan file did not contain a Final Title Policy.
There is a signed 4506-T in file, however all fields above the signature block are blank.
The calculated insurance shortfall is $82,044.45. File is missing a replacement cost estimate and the appraisal does not identify an estimated cost to rebuild.
File is missing both borrower's fraud reports.
File is missing a borrower signed and dated final application.
The photos provided are illegible.
The lender's loss payee  is missing the ISAOA designation.
The is nothing in file waiving homestead providions.	REVIEWER - GENERAL COMMENT (2020-12-09): Not provided with trailing documents, unable to clear exception.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	Hybrid appraisal used for 2nd lien with no interior inspection.	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2014, prior to three (3) business days from transaction date of 12/XX/2014.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Miscellaneous Compliance - An initial application identifying the application date was not provided.: An initial application identifying the application date was not provided.
Federal Compliance - There is no evidence a FACTA disclosure was provided to the borrower's: There is no evidence a FACTA disclosure was provided to the borrower's
Miscellaneous Compliance - There is noting in file indicating the rate lock date.: There is noting in file indicating the rate lock date.
Application / Processing - File is missing a borrower signed and dated initial application.: File is missing a borrower signed and dated initial application.
Federal Compliance - File lacks employment verification documentation for both borrower's current and prior employment sources.: File lacks employment verification documentation for both borrower's current and prior employment sources.
Federal Compliance - There is no evidence of a rate loch having been performed.: There is no evidence of a rate loch having been performed.
Federal Compliance - The application date is 11/XX/2014, the initial GE was provided 11/XX/2014: The application date is 11/XX/2014, the initial GE was provided 11/XX/2014
Federal Compliance - The GFE shows $28,793.00. The Note is for $28,381.83: The GFE shows $28,793.00. The Note is for $28,381.83
Federal Compliance - The GFE shows $223.95, the note payment is $220.68: The GFE shows $223.95, the note payment is $220.68
Federal Compliance - This is caused by the fee recoupement provision to the Note.: This is caused by the fee recoupement provision to the Note.
Federal Compliance - This is caused by the fee recoupement provision to the Note.: This is caused by the fee recoupement provision to the Note.
Federal Compliance - The file is missing the list of 10 agencies.: The file is missing the list of 10 agencies.
Federal Compliance - The right to cancel was created for a 12/XX/2014 signing, but the signing did not happen until 12/XX/2014.: The right to cancel was created for a 12/XX/2014 signing, but the signing did not happen until 12/XX/2014.
Federal Compliance - This loan is a lender refinance a matured Lender originated HELOC loan.: This loan is a lender refinance a matured Lender originated HELOC loan.
																																					Federal Compliance - The right to cancel was created for a 12/XX/2014 signing, but the signing did not happen until 12/XX/2014.: The right to cancel was created for a 12/XX/2014 signing, but the signing did not happen until 12/XX/2014.					-
8753690443	G1	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2020	1/XX/2020	Primary	Refinance Cash-out - Home Improvement	Temporary HPQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: -											A	A	A	A	A							-
8751943091	G1		XXXXXXXXXX	OH	9/XX/2002					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Documents in the loan do not match tape data.: Incomplete Loan File. Documents in the loan do not match tape data.				UTD	Indeterminable
8743085318	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Credit Documentation - Missing Document: Asset not provided [C] Credit Documentation - Missing Document: Asset not provided [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	Hazard Insurance policy period 8/XX/20 to 8/XX/21 reflects coverage amount if $105,000 and the Note reflect $263,00	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,685.00 exceeds tolerance of $1,385.00 plus 10% or $1,523.50. Insufficient or no cure was provided to the borrower.	Federal Compliance - Not able to locate evident of cure or change of circumstances: Not able to locate evident of cure or change of circumstances	SELLER - GENERAL COMMENT (2021-09-20): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $1,485.00. Aggregate 10% fees on the PC CD issued 8/XX/2021 were charged in the amount of $1,426.45. Fee total on CD does not eXceed 10% tolerance total of $1,633.50 therefore no refund would be due. This is not a testing defect and no corrective action required.
REVIEWER - GENERAL COMMENT (2021-09-22): $1,485 plus 10% still would be eXceeded by the $1,685 that was charged to the borrower.
SELLER - GENERAL COMMENT (2021-09-24): Disagree: Ten percent aggregate baseline includes Recording Fees and all Title Services disclosed in section C of the Initial LE. The ten percent tolerance fees did increase outside the allowable threshold by $65.95. There is an over tolerance credit in the amount of $65.95 present in section J on the Final CD signed at closing. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the ten percent tolerance fees. This is not a testing defect. No corrective action required.
REVIEWER - CURED COMMENT (2021-09-26): Cured on CD	GENERAL COMMENT (2021-09-20): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Fees that were not disclosed in Section C of the LE, but are added to Section B of the CD and are considered title related are subject to a ten percent aggregate baseline tolerance. Aggregate 10% fees on the initial LE were disclosed in the amount of $1,485.00. Aggregate 10% fees on the PC CD issued 8/2/2021 were charged in the amount of $1,426.45. Fee total on CD does not exceed 10% tolerance total of $1,633.50 therefore no refund would be due. This is not a testing defect and no corrective action required.

GENERAL COMMENT (2021-09-20): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $1,485.00. Aggregate 10% fees on the PC CD issued 8/2/2021 were charged in the amount of $1,426.45. Fee total on CD does not exceed 10% tolerance total of $1,633.50 therefore no refund would be due. This is not a testing defect and no corrective action required.

																																							GENERAL COMMENT (2021-09-24): Disagree: Ten percent aggregate baseline includes Recording Fees and all Title Services disclosed in section C of the Initial LE. The ten percent tolerance fees did increase outside the allowable threshold by $65.95. There is an over tolerance credit in the amount of $65.95 present in section J on the Final CD signed at closing. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the ten percent tolerance fees. This is not a testing defect. No corrective action required.			-
8740137357	G1	XXXXXXXXXX	XXXXXXXXXX	CT	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 2/XX/2006, prior to three (3) business days from transaction date of 2/XX/2006.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TIL itemization did not disclose a power of attorney recording fee of $XX as a prepaid finance charge. Unable to determine if POA fee is required by lender or for purpose excludable from finance charge, therefore, treated conservatively as prepaid finance charge.: TIL itemization did not disclose a power of attorney recording fee of $XX as a prepaid finance charge. Unable to determine if POA fee is required by lender or for purpose excludable from finance charge, therefore, treated conservatively as prepaid finance charge.					-
8733199087	G1		XXXXXXXXXX	GA	10/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8724142759	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
8716365122	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2003	7/XX/2003	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
8715725064	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2010	10/XX/2010	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
8711538116	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2002	12/XX/2001	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.						-
8706490170	G1	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2003	10/XX/2003	UTD	UTD UTD		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8705806323	G1	XXXXXXXXXX	XXXXXXXXXX	IN	8/XX/2004	7/XX/2004	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
8683590378	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $666,662.18 is underdisclosed from calculated Finance Charge of $666,755.53 in the amount of $93.35.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
8679833202	G1	XXXXXXXXXX	XXXXXXXXXX	SC	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
8667788853	G1	XXXXXXXXXX	XXXXXXXXXX	MN	10/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months bank statements. (GSE COVID-19): -											A	A	A	A	A	[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $111.15 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2021-09-10): Sufficient Cure Provided At Closing				-
8662519021	G1	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2019	4/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	C	C	[C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 1,844.64 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-353.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-410.00.
[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation): Virginia Mortgage Lender and Broker Act: Mortgage broker has received compensation from a lender of which he is a principal, partner, trustee, director, officer or employee	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-03-25): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
8659057554	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -											B	B	B	B	B	[B] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. [B] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2020 incorrectly disclosed whether property taxes are included in escrow.	Federal Compliance - Final Closing Disclosure provided on 05/XX/2020 incorrectly disclosed whether property taxes are included in escrow.: Final Closing Disclosure provided on 05/XX/2020 incorrectly disclosed whether property taxes are included in escrow.					-
8657632608	G1	XXXXXXXXXX	XXXXXXXXXX	LA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003					No	TNR Testing Not Required
8656289201	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation	Closing / Title - TIL appears to be final but not signed nor initialed by borrower.: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received: TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received					-
8651490795	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
8648967189	G1	XXXXXXXXXX	XXXXXXXXXX	OH	3/XX/2006	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
8647499006	G1		XXXXXXXXXX	AL	6/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8645851696	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2018	10/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 11/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
8643486754	G1	XXXXXXXXXX	XXXXXXXXXX	PA	9/XX/1999	8/XX/1999	Primary	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[D] Credit Documentation - Missing Document: Credit Report not provided
[D] Closing / Title - Missing Document: Security Instrument not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					UTD	Indeterminable
8637472093	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8635548609	G1	XXXXXXXXXX	XXXXXXXXXX	VA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
8634399258	G1		XXXXXXXXXX	CO	10/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8633327933	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2010	4/XX/2010	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
8623684665	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2000	6/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2000.
[B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2000, prior to three (3) business days from transaction date of 07/XX/2000.	Miscellaneous Compliance - No PPP are allowed on loan amount less than $150,000.00 per state (NC).: No PPP are allowed on loan amount less than $150,000.00 per state (NC).					-
8608873825	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
8599125430	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	2/XX/2021	10/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Application / Processing - Missing Document: Fraud Report not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A							-
8596532591	G1									D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. No compliance documents in the file that match tape data.: Incomplete Loan File. No compliance documents in the file that match tape data.				UTD	Indeterminable
8590696479	G1	XXXXXXXXXX	XXXXXXXXXX	MI	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
8586613230	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A	A	A	A	A	A	[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $156.00 exceeds tolerance of $138.00 plus 10% or $151.80. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Sufficient cure provided at closing: Sufficient cure provided at closing	REVIEWER - CURED COMMENT (2021-09-23): Sufficient Cure Provided At Closing	GENERAL COMMENT (2021-09-23): Disagree: The Title-Release Tracking Fee of $35.00 added on CD Date Issued 2/5/2021 would be considered an unlimited fee. The Title-Release Tracking Fee was not disclosed on the initial LE and was added to section C of the CD. This puts the fee into the unlimited category. This is not a testing defect and no corrective action is required.

																																							GENERAL COMMENT (2021-09-23): Disagree: The initial LE disclosed the Tax Service Fee as $80.00 and the consummation CD disclosed the Tax Service Fee as $80.00. A Changed Circumstance and tolerance cure are not required. This is not a testing defect so no corrective action is required.			-
8582221002	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2015	1/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[C] Credit Documentation - Missing Document: Subordination Agreement not provided	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: -
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $11,178.45 is underdisclosed from calculated Finance Charge of $11,349.58 in the amount of $171.13.
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						-
8581941454	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
8580408655	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8577829180	G1	XXXXXXXXXX	XXXXXXXXXX	TN	1/XX/2019	10/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy. [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	New exception. Seller provided credit report. Liabilities exceed DTI limit of 43%.	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
8576810347	G1	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2021	12/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B																	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - due to rollerance: due to rollerance					TILA ATR/QM
8570758711	G1	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Credit Documentation - Missing Document: Credit Report not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
8567578239	G1	XXXXXXXXXX	XXXXXXXXXX	NC	6/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. [B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,099.64 exceeds tolerance of $804.00 plus 10% or $884.40. Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,099.64 exceeds tolerance of $804.00 plus 10% or $884.40. Insufficient or no cure was provided to the borrower: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,099.64 exceeds tolerance of $804.00 plus 10% or $884.40. Insufficient or no cure was provided to the borrower					-
8563459107	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2016	3/XX/2016	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	[C] Income Documentation - Income Docs Missing:: -	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2016).	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM
																																					Federal Compliance - Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Total of Payments on page 5 of $188,637.39 that does not match the actual total of payments for the loan of $188,684.50.: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Total of Payments on page 5 of $188,637.39 that does not match the actual total of payments for the loan of $188,684.50.					TILA ATR/QM
8556717578	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2020	12/XX/2019	Investment	Refinance Rate/Term	N/A	B	B	B	B	B						[C] Income Documentation - REO Documents are missing.: -	Missing mortgage statement for subject property.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Anti-Coercion Insurance Disclosure used to update application date as Initial 1003 is not signed by the Lender or Borrower.: Anti-Coercion Insurance Disclosure used to update application date as Initial 1003 is not signed by the Lender or Borrower.					-
8545659622	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/1997	12/XX/1996	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - Neg Am Error: Maximum Balance % was not provided	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.83100% is underdisclosed from calculated APR of 8.99305% outside of 0.250% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,891.09 is underdisclosed from calculated Finance Charge of $171,847.36 in the amount of $103,956.27.	Federal Compliance - The TIL payment streams disclosed do not match the actual terms of the note. The TIL indicates the ARM rate adjustments were not disclosed.: The TIL payment streams disclosed do not match the actual terms of the note. The TIL indicates the ARM rate adjustments were not disclosed.
																																					Federal Compliance - The TIL payment streams disclosed do not match the actual terms of the note. The TIL indicates the ARM rate adjustments were not disclosed.: The TIL payment streams disclosed do not match the actual terms of the note. The TIL indicates the ARM rate adjustments were not disclosed.					-
8543498082	G1	XXXXXXXXXX	XXXXXXXXXX	TN	12/XX/2020	11/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Credit Documentation - Missing Document: Asset not provided [C] Credit Documentation - Missing Document: Asset not provided [C] Application / Processing - Missing Document: Bankruptcy Documents not provided [C] General - Missing Document: Cancelled Check(s) not provided [C] Application / Processing - Missing Document: Fraud Report not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-
8543117920	G1	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2008	11/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8533498291	G1	XXXXXXXXXX	XXXXXXXXXX	GA	7/XX/2012	7/XX/2012	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [B] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
8531678238	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[B] Application / Processing - 1003 Error: Birth Date was not provided: - [B] Credit Documentation - Credit Report Error: Months Reported was not provided: -	: Birth Date is missing Months Reported is missing										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - noted: noted					-
8529755388	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2006	3/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
8525762307	G1	XXXXXXXXXX	XXXXXXXXXX	TX	5/XX/2003	4/XX/2003	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
8517710044	G1	XXXXXXXXXX	XXXXXXXXXX	AK	5/XX/2012	3/XX/2012	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [B] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.						-
8510229581	G1	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/1988	12/XX/1987	Primary	Purchase	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1988 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					No	TNR Testing Not Required
8505340109	G1	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2010	10/XX/2010	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
8492158537	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	DSI difference $0.03 < $1.00.	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
8489335448	G1	XXXXXXXXXX	XXXXXXXXXX	WA	6/XX/2014	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	D	B	B	B	B	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___	Unable to Determine FEMA Disaster Status due to missing Documentation. Please provide a Post Disaster Inspection (PDI) dated after Disaster Declaration Date of 01/XX/2009 for the subject property that is currently missing from the file to verify subject property was not affected by disaster.	C	C	C	C	C	[C] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.	REVIEWER - GENERAL COMMENT (2020-01-24): Regraded to EV1	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [B] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - The Actual Loan Amount disclosed on the Initial Good Faith Estimate (GFE) & Final Note does not match because the Final Good Faith Estimate (GFE) document is missing. Please provide Final Good Faith Estimate (GFE) along with proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made. // Current GFE Loan Amount: $196,665.00 // Final Note Loan Amount: $195,488.00: The Actual Loan Amount disclosed on the Initial Good Faith Estimate (GFE) & Final Note does not match because the Final Good Faith Estimate (GFE) document is missing. Please provide Final Good Faith Estimate (GFE) along with proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made. // Current GFE Loan Amount: $196,665.00 // Final Note Loan Amount: $195,488.00
																																					Federal Compliance - The Actual Initial Loan Payment Amount disclosed on the Initial Good Faith Estimate (GFE) & Final Note does not match because the Final Good Faith Estimate (GFE) document is missing. Please provide Final Good Faith Estimate (GFE) along with proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made. // Current GFE Actual Initial Loan Payment Amount: $1,070.82 // Final Note Actual Initial Loan Payment Amount: $1,064.41.: The Actual Initial Loan Payment Amount disclosed on the Initial Good Faith Estimate (GFE) & Final Note does not match because the Final Good Faith Estimate (GFE) document is missing. Please provide Final Good Faith Estimate (GFE) along with proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made. // Current GFE Actual Initial Loan Payment Amount: $1,070.82 // Final Note Actual Initial Loan Payment Amount: $1,064.41.					-
8485613291	G1	XXXXXXXXXX	XXXXXXXXXX	LA	11/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	B	B	[C] Miscellaneous - Credit Exception:
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	REVIEWER - GENERAL COMMENT (2021-04-08): exception EXplanation Updated from: Most Recent Valuation Inspection Date: 10/XX/2017
Disaster End Date: 08/XX/2020
Disaster Name: HURRICANE XXX
Disaster Declaration Date: 08/XX/2020	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 2,772.36 on Final Closing Disclosure provided on 11/XX/2017 not accurate.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
8483033883	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2012	5/XX/2012	Primary	Refinance Rate/Term		A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											A	A	A	A	A							-
8481389403	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2020	7/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.											A	A	A	A	A							-
8479524063	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
8471338108	G1	XXXXXXXXXX	XXXXXXXXXX	TX	4/XX/2020	12/XX/2019	Investment	Refinance Cash-out - Other	N/A	B	B	B	B	B						[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Occupancy discrepancy.: Property occupancy of ___ does not match AUS property occupancy of ___. [C] General - Missing Document: 1007 Rent Comparison Schedule not provided [C] Application / Processing - Missing Document: AUS not provided [B] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by borrower between the application date and loan closing date.: -	Missing the correct AUS type should be Investment property not Primary. Final 1008 and Final CD reflects this should be Investment property vs Primary residence. Missing AUS with property type Investment. Per 1008 and Final CD and Change of circumstance and Final 1003 this should have been Ran as Investment property for the Final AUS we are missing the Final AUS reflecting Investment property.										B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.						-
8468123404	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2019	9/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument loan amount and note original loan amount do not concur.
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[B] State Compliance - (State HPML Provision) New York Subprime Loan (Escrow Not Established): New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan.  It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 5.13750% or Final Disclosure APR of 5.15000% is in excess of allowable threshold of Prime Mortgage Market Rate 3.21000 + 1.75%, or 4.96000%.  Non-Compliant SubPrime Loan.
[B] State Compliance - (State HPML Provision) New York Subprime Loan (Impermissible Prepayment Penalty): New York Subprime Loan: Mortgage loan contains an impermissible prepayment penalty.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
8467816368	G1	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2013	11/XX/2012	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
8467615392	G1	XXXXXXXXXX	XXXXXXXXXX	MS	6/XX/2019	5/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						-
8467176550	G1	XXXXXXXXXX	XXXXXXXXXX	CO	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8459867603	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2003	10/XX/2003	Second Home	Purchase		A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											A	A	A	A	A							-
8451233780	G1	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXXX.XX).  Loan contracts for maximum calculated prepay of $12,900.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		Yes	TR HUD Deficiency
8450633003	G1	XXXXXXXXXX	XXXXXXXXXX	WA	5/XX/2020	3/XX/2020	Primary	Refinance Cash-out - Debt Consolidation	Temporary HPQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Estimated cost new is not provided on appraisal										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - There is no E- sign document or Disclosure tracking summary to determine.: There is no E- sign document or Disclosure tracking summary to determine.					-
8447756470	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2020	5/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -											A	A	A	A	A	[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,665.00 exceeds tolerance of $1,388.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,665.00 exceeds tolerance of $1,388.00. Sufficient or excess cure was provided to the borrower at Closing: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,665.00 exceeds tolerance of $1,388.00. Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - CURED COMMENT (2021-08-27): Sufficient Cure Provided At Closing				-
8444486595	G1	XXXXXXXXXX	XXXXXXXXXX	MA	1/XX/2003	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
8444399117	G1	XXXXXXXXXX	XXXXXXXXXX	WI	11/XX/2020	10/XX/2020	Primary	Purchase	VA Safe Harbor QM	A	A	A	A	A						[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Government Documentation - Loan Guaranty Certificate is missing.: - [C] Miscellaneous Compliance - Transaction Error: Total Cash-out on a purchase transaction.: Total Cash Out: ___ [C] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: - [B] Miscellaneous Compliance - Loan has been identified as FHA/VA											A	A	A	A	A							-
8443600933	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2009	8/XX/2009	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
8435354102	G1	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,996.52 is underdisclosed from calculated Finance Charge of $240,264.76 in the amount of $268.24. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Under disclosure appears to be due to DSI: Under disclosure appears to be due to DSI					-
8434718929	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/1999	6/XX/1999	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1999. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - The file did not contain any GFE's.: The file did not contain any GFE's.					-
8424755418	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	Final 1003 is missing	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.						-
8378451712	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
8377669621	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2011	9/XX/2011	Investment	Purchase		A	A	A	A	A																	A	A	A	A	A							-
8376355150	G1	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $453,951.98 is underdisclosed from calculated Finance Charge of $454,631.69 in the amount of $679.71.	Federal Compliance - Under disclosure appears to be payment stream related, due to DSI.: Under disclosure appears to be payment stream related, due to DSI.					-
8358276125	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.										B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely [B] Federal Compliance - Missing Initial Loan Application Test [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing [B] Federal Compliance - Notice of Right to Cancel Missing	Federal Compliance - RTC missing: RTC missing					-
8350599389	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,781.86 is underdisclosed from calculated Finance Charge of $94,131.63 in the amount of $349.77.	Federal Compliance - Under disclosure is payment stream related due to DSI interest collection.: Under disclosure is payment stream related due to DSI interest collection.					-
8349419298	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - 5% late charge exceeds 2% maximum per state (NY).: 5% late charge exceeds 2% maximum per state (NY).					-
8348115176	G1	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2005	4/XX/2005	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge is underdisclosed from calculated Finance Charge in the amount of$30,003.84.	Federal Compliance - Loan Commitment and Approval indicates the Index used was 2.52%. The lowest Index available within the look-back period is 2.70%.: Loan Commitment and Approval indicates the Index used was 2.52%. The lowest Index available within the look-back period is 2.70%.					-
8344529066	G1	XXXXXXXXXX	XXXXXXXXXX	MA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8341283433	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	Missing Missing	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
																																				[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties	General Appraisal Requirements - Missing: Missing Miscellaneous Compliance - Missing: Missing					-
8335487194	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.					Yes	TR HUD Deficiency
8333948273	G1	XXXXXXXXXX	XXXXXXXXXX	UT	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
8328968225	G1	XXXXXXXXXX	XXXXXXXXXX	IA	7/XX/2016	6/XX/2016	Primary	Refinance UTD	D	D	D	D	D	[D] Closing / Title - Missing Document: Security Instrument not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2016 used as disbursement date for compliance testing.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements					Yes	TR Indeterminable
8323495951	G1		XXXXXXXXXX	NC	4/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8319830309	G1	XXXXXXXXXX	XXXXXXXXXX	TX	4/XX/2021	3/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Valuation:: -	Appraisal missing from file.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower.					-
8319550953	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2020	9/XX/2020	Primary	Purchase	Higher Priced QM	C	C	C	C	C	[C] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: -
[B] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: -
[B] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: -
[B] Miscellaneous Compliance - Loan has been identified as FHA/VA	Application date is 09/XX/2020 and the disclosure is dated 09/XX/2020.
Application date is 09/XX/2020 and the disclosure is dated 09/XX/2020.
Application date is 09/XX/2020 and the disclosure is dated 09/XX/2020.	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[C] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[B] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Due to Points and Fees: Due to Points and Fees
Federal Compliance - Due to points and fees: Due to points and fees
																																					Federal Compliance - Due to Seller paying escrows: Due to Seller paying escrows					TILA ATR/QM
8308359178	G1	XXXXXXXXXX	XXXXXXXXXX	MI	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
8307157163	G1	XXXXXXXXXX	XXXXXXXXXX	WI	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8304174802	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.						-
8297708642	G1	XXXXXXXXXX	XXXXXXXXXX	MS	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000%/$50.00 exceeds state maximum of 4% or $5, whichever is greater.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.						-
8296171384	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2019	10/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
8286958657	G1	XXXXXXXXXX	XXXXXXXXXX	OH	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,140.85 is underdisclosed from calculated Finance Charge of $131,280.93 in the amount of $140.08.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/15/2006.	Federal Compliance - TIL itemization did not disclose a recording service fee of $132 as prepaid finance charge.: TIL itemization did not disclose a recording service fee of $132 as prepaid finance charge.					-
8282254985	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2021	10/XX/2020	Primary	Purchase	USDA Safe Harbor QM	C	C	C	B	B	[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.
[C] Missing Document - CAIVRS Authorization is missing.: -
[C] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the final Closing Disclosure.: -
[C] Application / Processing - Missing Document: AUS not provided
[C] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[C] Government Documentation - USDA MI Error (Borrower Paid):: -
[C] Government Documentation - USDA MI Error (Non-Borrower Paid):: -	USDA premium was incorrectly disclosed on the CD. Final CD shows USDA insurance as Home Owners Insurance, not as USDA guarantee.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of USDA Safe Harbor QM.
																																				[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.	Federal Compliance - Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	REVIEWER - GENERAL COMMENT (2021-09-26): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.				TILA ATR/QM
8279100445	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2007	1/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
8267466372	G1	XXXXXXXXXX	XXXXXXXXXX	NV	3/XX/2006	2/XX/2006	Primary	Purchase		D	D	D	D	D																	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required
8265475951	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
8263302358	G1	XXXXXXXXXX	XXXXXXXXXX	MN	6/XX/2020	4/XX/2020	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Documentation - REO Documents are missing.: - [C] Income Documentation - The verification of employment is required and was not found in file.: -	B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $322.00 exceeds tolerance of $92.00 plus 10% or $101.20.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $205.60 exceeds tolerance of $74.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - $230 violation due to increase in Recording Fees.  No evidence of cure.: $230 violation due to increase in Recording Fees.  No evidence of cure.
																																					Federal Compliance - Transfer Tax Fee disclosed as $74 on LE dated 04/XX/2020, but disclosed as $206.60 on Final Closing Disclosure.: Transfer Tax Fee disclosed as $74 on LE dated 04/XX/2020, but disclosed as $206.60 on Final Closing Disclosure.					-
8258105793	G1	XXXXXXXXXX	XXXXXXXXXX	TX	2/XX/2020	1/XX/2020	Primary	Purchase	HUD Safe Harbor QM	B	B	B	B	B	[C] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.: -
[C] Income Documentation - Income Docs Missing:: -
[C] Insurance Analysis - Insurance address does not match Note address.
[C] Application / Processing - Missing Document: Divorce Decree / Child Support not provided
[C] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[C] Government Documentation - Real Estate Certification is missing.: -
[C] Income Documentation - The verification of employment is not within 10 business days of the Note.: -
[C] General - Valuation address does not match Note address.: -
[B] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: -
[B] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: -
[B] Miscellaneous Compliance - Loan has been identified as FHA/VA	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,512.16 on Final Closing Disclosure provided on 02/XX/2020 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,261.80 on Final Closing Disclosure provided on 02/XX/2020 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $30.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $27.06 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $380.48 exceeds tolerance of $190.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - unable to verify: unable to verify Federal Compliance - unable to verify: unable to verify Federal Compliance - unable to verify: unable to verify Federal Compliance - unable to verify: unable to verify Federal Compliance - unable to verify: unable to verify Federal Compliance - unable to verify: unable to verify					-
8258081054	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2007	5/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
8251731484	G1	XXXXXXXXXX	XXXXXXXXXX	OR	5/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
8232248194	G1	XXXXXXXXXX	XXXXXXXXXX	PA	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.						-
8231975195	G1		XXXXXXXXXX	OH	6/XX/2009					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): As disclosed, we did not test due to missing documents.	GENERAL COMMENT (2021-09-22): As disclosed, we did not test due to missing documents.		UTD	Indeterminable
8224198634	G1	XXXXXXXXXX	XXXXXXXXXX	MA	9/XX/2001	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
8223306478	G1	XXXXXXXXXX	XXXXXXXXXX	WA	3/XX/2017	1/XX/2017	Primary	Refinance Cash-out - Other	Non QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	Missing final title Missing 4506T with years in it. 2015 and 2016 Missing approval. Missing fraud report. Missing final 1003.	REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.	B	B	B	B	B	[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.49290% or Final Disclosure APR of 5.49000% is in excess of allowable threshold of APOR 3.69% + 1.5%, or 5.19000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/xx/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Non-QM: Non-QM
Federal Compliance - Missing FACTA disclosure.: Missing FACTA disclosure.
Federal Compliance - One paystub in file no breakdown of income used WVOE.: One paystub in file no breakdown of income used WVOE.
Application / Processing - Missing initial 1003.: Missing initial 1003.
Federal Compliance - Hybrid appraisal exterior inspection only.: Hybrid appraisal exterior inspection only.
Federal Compliance - Early Closure Fee addendum with Note.: Early Closure Fee addendum with Note.
																																					Federal Compliance - Only one CD in file and it is dated 03/xx/2016, which was not at least 3 business days prior to closing..: Only one CD in file and it is dated 03/xx/2016, which was not at least 3 business days prior to closing..	REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided. REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided. REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided. REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.				-
8218532659	G1	XXXXXXXXXX	XXXXXXXXXX	NC	6/XX/2006		Primary	Purchase		1	A	A	A	A						Exception: Title: Evidence of title is missing- Missing Final Title Policy - Rating - 3;											1	A	A	A	A							-
8214526028	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower: TIL appears to be final but not signed nor initialed by borrower Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received					-
8209750675	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2004	2/XX/2004	Primary	Purchase		A	A	A	A	A						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											A	A	A	A	A							-
8208338518	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2011	2/XX/2011	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
8206976588	G1	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Due to points and fees. Missing the Compliance Report: Due to points and fees. Missing the Compliance Report
Application / Processing - Initial 1003 is not signed or dated by the Lender or Borrower: Initial 1003 is not signed or dated by the Lender or Borrower
																																					Federal Compliance - Missing evidence of borrower's receipt three days prior to closing.: Missing evidence of borrower's receipt three days prior to closing.					TILA ATR/QM
8203885825	G1		XXXXXXXXXX	MI	3/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8198501785	G1	XXXXXXXXXX	XXXXXXXXXX	AK	3/XX/2021	8/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - REO Documents are missing.: -								[C] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: -			A	A	A	A	A							-
8191918034	G1	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	Fannie Mae covid guidelines states: We are modifying age of document requirements from four months (120 days) to two months (60 days) for most income and asset documentation Fannie Mae covid guidelines states: We are modifying age of document requirements from four months (120 days) to two months (60 days) for most income and asset documentation										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
8191461579	G1	XXXXXXXXXX	XXXXXXXXXX	MD	7/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Closing / Title - Missing Document: Rider - Other not provided											B	B	B	B	B	[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.						-
8186592250	G1	XXXXXXXXXX	XXXXXXXXXX	MS	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Unable to determine the source of under disclosed finance charge due to missing TIL itemization: Unable to determine the source of under disclosed finance charge due to missing TIL itemization					-
8184891364	G1	XXXXXXXXXX	XXXXXXXXXX	IA	2/XX/2018	1/XX/2018	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Employment was not verified within 10 days of the note date.: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 02/XX/2018 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 02/XX/2018 not provided to Borrower(s) at least three (3) business days prior to closing.					-
8184020637	G1	XXXXXXXXXX	XXXXXXXXXX	MI	8/XX/2007	8/XX/2007	Primary	Refinance UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003					No	TNR Testing Not Required
8168392539	G1		XXXXXXXXXX	OH	4/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
8161834458	G1	XXXXXXXXXX	XXXXXXXXXX	MA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - Miscellaneous Compliance:  Non-Material Compliance Exception:
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Miscellaneous Compliance - Exotic loan product/Odd Note: TILA (APR, Finance Charge, Total of Payments, and Projected Payments) testing was not performed, however loan is outside of TILA SOL.: Exotic loan product/Odd Note: TILA (APR, Finance Charge, Total of Payments, and Projected Payments) testing was not performed, however loan is outside of TILA SOL.					-
8160564218	G1	XXXXXXXXXX	XXXXXXXXXX	AL	12/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,639.20 exceeds tolerance of $1,367.00 plus 10% or $1,503.70. Insufficient or no cure was provided to the borrower. [B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $404.00 exceeds tolerance of $356.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - $156.50 Lender credit provided.: $156.50 Lender credit provided. Federal Compliance - $156.50 Lender credit provided.: $156.50 Lender credit provided.	SELLER - GENERAL COMMENT (2021-09-24): Disagree: Aggregate 10% recording fees and title services on the initial LE were disclosed in the amount of $1,392. Aggregate 10% recording fees and title services on consummation CD issued 12/XX/2020 were charged in the amount of $1,639.20. Fee total on consummation CD issued 12/XX/2020 eXceed the 10% allowable threshold by $108. There is an over tolerance cure for the increase in closing costs above legal limit in the amount of $156.50 within section J and remedies the unacceptable increase in the Ten Percent fees. This is not a testing defect. No corrective action is required.
REVIEWER - GENERAL COMMENT (2021-09-27): Verified lender credit. No trailing documents provided to review.
SELLER - GENERAL COMMENT (2021-09-29): Disagree: Trailing documentation is not required. The over tolerance credit in the amount of $156.50 provided in section J on the final CD signed at consummation for the increase in closing costs above legal limit is sufficient to cure the issue. Ten percent fee tolerance threshold eXceeded by $108. Zero percent fee tolerance threshold eXceeded by $48. $108 + $48 = $156.
REVIEWER - CURED COMMENT (2021-09-29): Cured on the CD
SELLER - GENERAL COMMENT (2021-09-24): Disagree: Zero percent Transfer TaXes fee increased outside of the allowable tolerance by $48. Over tolerance cure for the increase in closing costs above legal limit in the amount of $156.50 is present within section J of the Final Closing Disclosure issued 12/XX/2020 and remedies the unacceptable increase in the Transfer TaXes. This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (2021-09-27): Verified lender credit, no trailing documents provided
SELLER - GENERAL COMMENT (2021-09-29): Disagree: Trailing documentation is not required. The over tolerance credit in the amount of $156.50 provided in section J on the final CD signed at consummation for the increase in closing costs above legal limit is sufficient to cure the issue. Ten percent fee tolerance threshold eXceeded by $108. Zero percent fee tolerance threshold eXceeded by $48. $108 + $48 = $156.
REVIEWER - CURED COMMENT (2021-09-29): Cured on the CD	GENERAL COMMENT (2021-09-24): Disagree: Zero percent Transfer Taxes fee increased outside of the allowable tolerance by $48. Over tolerance cure for the increase in closing costs above legal limit in the amount of $156.50 is present within section J of the Final Closing Disclosure issued 12/10/2020 and remedies the unacceptable increase in the Transfer Taxes. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-24): Disagree: Aggregate 10% recording fees and title services on the initial LE were disclosed in the amount of $1,392. Aggregate 10% recording fees and title services on consummation CD issued 12/10/2020 were charged in the amount of $1,639.20. Fee total on consummation CD issued 12/10/2020 exceed the 10% allowable threshold by $108. There is an over tolerance cure for the increase in closing costs above legal limit in the amount of $156.50 within section J and remedies the unacceptable increase in the Ten Percent fees. This is not a testing defect. No corrective action is required.

GENERAL COMMENT (2021-09-29): Disagree: Trailing documentation is not required. The over tolerance credit in the amount of $156.50 provided in section J on the final CD signed at consummation for the increase in closing costs above legal limit is sufficient to cure the issue. Ten percent fee tolerance threshold exceeded by $108. Zero percent fee tolerance threshold exceeded by $48. $108 + $48 = $156.

																																							GENERAL COMMENT (2021-09-29): Disagree: Trailing documentation is not required. The over tolerance credit in the amount of $156.50 provided in section J on the final CD signed at consummation for the increase in closing costs above legal limit is sufficient to cure the issue. Ten percent fee tolerance threshold exceeded by $108. Zero percent fee tolerance threshold exceeded by $48. $108 + $48 = $156.			-
8150341959	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8140581328	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2006	2/XX/2006	UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Flood Certificate not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file
[D] Closing / Title - Missing Final HUD-1
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Loan File - File only contains Note (includes TIL) and Mortgage. Insufficient documents to complete compliance.: File only contains Note (includes TIL) and Mortgage. Insufficient documents to complete compliance.				UTD	Indeterminable (UAL State)
8140389280	G1	XXXXXXXXXX	XXXXXXXXXX	NC	6/XX/2002	5/XX/2002	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001. [B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.	State Compliance - Late charge not allowed per state (NC) - min grace period for NC is 15 days - note states 10 days.: Late charge not allowed per state (NC) - min grace period for NC is 15 days - note states 10 days.					-
8138525482	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2014	8/XX/2014	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	C	B	B	B	B	A	A	A	A	A	C	C	C	C	C	[C] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	The file is missing a copy of the secondary valuation required for securitization purposes.	REVIEWER - GENERAL COMMENT (2020-01-24): Regraded to EV1	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Missing documentation to verify a copy of each valuation to applicant three (3) business days prior to consummation. Please provide fully executed copy of the Right to Receive Copy of Appraisal, Acknowledgment of Receipt of Appraisal Report and/or Waiver of 72 Hour Advance Presentation Requirement documents.: Missing documentation to verify a copy of each valuation to applicant three (3) business days prior to consummation. Please provide fully executed copy of the Right to Receive Copy of Appraisal, Acknowledgment of Receipt of Appraisal Report and/or Waiver of 72 Hour Advance Presentation Requirement documents.
Federal Compliance - Please provide the RESPA Cure Documentation for the 10% Tolerance Fees Amount increase of $292.59 which has created a 10% tolerance violation.: Please provide the RESPA Cure Documentation for the 10% Tolerance Fees Amount increase of $292.59 which has created a 10% tolerance violation.
Federal Compliance - The Actual Loan Amount disclosed on the Initial Good Faith Estimate (GFE) & Final Note does not match because the Final Good Faith Estimate (GFE) document is missing. Please provide Final Good Faith Estimate (GFE)  along with  proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made. // Current GFE Loan Amount: $304,000 // Final Note Loan Amount: $296,000.: The Actual Loan Amount disclosed on the Initial Good Faith Estimate (GFE) & Final Note does not match because the Final Good Faith Estimate (GFE) document is missing. Please provide Final Good Faith Estimate (GFE)  along with  proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made. // Current GFE Loan Amount: $304,000 // Final Note Loan Amount: $296,000.
Federal Compliance - The Actual Initial Loan Payment Amount disclosed on the Initial Good Faith Estimate (GFE) & Final Note does not match because the Final Good Faith Estimate (GFE) document is missing. Please provide Final Good Faith Estimate (GFE)  along with  proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made.  // Current GFE Actual Initial Loan Payment Amount: $1,562.99 // Final Note Actual Initial Loan Payment Amount: $1,521.86: The Actual Initial Loan Payment Amount disclosed on the Initial Good Faith Estimate (GFE) & Final Note does not match because the Final Good Faith Estimate (GFE) document is missing. Please provide Final Good Faith Estimate (GFE)  along with  proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made.  // Current GFE Actual Initial Loan Payment Amount: $1,562.99 // Final Note Actual Initial Loan Payment Amount: $1,521.86
																																					Federal Compliance - The current Notice of Right to Cancel (RTC) is the H-8 Form Type which is incorrect. Please provide Notice of Right to Cancel (RTC) with correct H-9 Form Type that is fully executed by all borrower(s).: The current Notice of Right to Cancel (RTC) is the H-8 Form Type which is incorrect. Please provide Notice of Right to Cancel (RTC) with correct H-9 Form Type that is fully executed by all borrower(s).					-
8125361870	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Income Documentation - The 4506-T is missing information. Neither Box 6a or 6c is checked.	The 4506-T form did not reflect any years to be verified.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $302.50 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - The Loan Designation could not be determined with the documentation provided.: The Loan Designation could not be determined with the documentation provided.
Miscellaneous Compliance - Page 1 of the Credit Application was provided but page 2 was missing.: Page 1 of the Credit Application was provided but page 2 was missing.
Federal Compliance - The Rate Lock was not in the file.: The Rate Lock was not in the file.
Federal Compliance - There is an Early Closure Fee of $296.: There is an Early Closure Fee of $296.
Federal Compliance - The Ten Percent Fee Tolerance was exceed by $302.50 mortgage tax with no cure provided to the borrower.: The Ten Percent Fee Tolerance was exceed by $302.50 mortgage tax with no cure provided to the borrower.	REVIEWER - GENERAL COMMENT (2020-11-03): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
8117085893	G1		XXXXXXXXXX	MT	4/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8110167177	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing
[B] Federal Compliance - Missing Initial Loan Application Test
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
[B] Federal Compliance - Payoff Statement Missing
[B] Federal Compliance - Property Type Not Provided
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation	Closing / Title - TIL appears to be final but not signed nor initialed by borrower.: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
8108294695	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - 10 day grace period is less than 15 day minimum per state (NJ).: 10 day grace period is less than 15 day minimum per state (NJ).					Late Charge
8105298920	G1	XXXXXXXXXX	XXXXXXXXXX	SC	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $31,412.53 is underdisclosed from calculated Finance Charge of $31,612.32 in the amount of $199.79.	Federal Compliance - TIL itemization did not disclose an attorney fee of $200 as a prepaid finance charge.: TIL itemization did not disclose an attorney fee of $200 as a prepaid finance charge.					-
8101279729	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2006	4/XX/2006	Second Home	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
8099722572	G1	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,226.95 is underdisclosed from calculated Finance Charge of $245,520.55 in the amount of $293.60.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.	Federal Compliance - Payment stream under disclosure due to DSI.: Payment stream under disclosure due to DSI.					-
8097396782	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2020	9/XX/2020	Primary	Purchase	Non QM	C	C	C	C	C	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $193.00 exceeds tolerance of $136.00 plus 10% or $149.60.  Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $201.00 exceeds tolerance of $145.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - ATR failure is due to 47% DTI.: ATR failure is due to 47% DTI.
Federal Compliance - ATR failure is due to 47% DTI.  Loan is waterfalling to standard QM testing.: ATR failure is due to 47% DTI.  Loan is waterfalling to standard QM testing.
Application / Processing - An initial signed loan application is not in the file: An initial signed loan application is not in the file
Federal Compliance - Missing evidence of the initial application date.: Missing evidence of the initial application date.	REVIEWER - GENERAL COMMENT (2021-09-25): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
REVIEWER - GENERAL COMMENT (2021-09-13): Regraded to Ev2-B. NMLS info on final 1003. Originator and Company license active several years prior to loan closing.
REVIEWER - CURED COMMENT (2021-09-25): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2021-09-25): Sufficient Cure Provided At Closing	GENERAL COMMENT (2021-09-15): see attached signed 1040, signed P&L. max DTI for agency loan is 50%. Loan does not exceed max guidelines. DTI is 47.343% Loan has an acceptable CRC of A2

GENERAL COMMENT (2021-09-15): see attached signed 1040, signed P&L. max DTI for agency loan is 50%. Loan does not exceed max guidelines. DTI is 47.343% Loan has an acceptable CRC of A2

GENERAL COMMENT (2021-09-22): ATR adequately supported. Compensating factors 1- Good residual income 2- Conservative use of consumer credit (minimal debt) 3- Documented savings pattern 4- Substantial down payment from borrowers' own funds 5- LTV 71.887% 6- Excellent credit 7- Equity in other REO 8- Income that the borrower receives but was not used to qualify	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																																								The representative FICO score is above 680.		TILA ATR/QM
8092613022	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2004	12/XX/2003	Investment	Purchase	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___
Inspection Date: ___
																				[C] Application / Processing - Missing Document: Missing Final 1003											C	C	C	C	C	[C] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)						Other Exceptions
8091807408	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2020	5/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -	Lender has option of obtaining VOE AFTER note date and prior to delivery to Fannie Mae. VOE dated 10/XX/20.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
8088220897	G1	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2000	5/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-
8074795750	G1		XXXXXXXXXX	WV	8/XX/2002					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
8074785696	G1	XXXXXXXXXX	XXXXXXXXXX	MA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-
8074675362	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: -											B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Document missing: Document missing					-
8074309598	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -											A	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-
8050855225	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2003	7/XX/2003	UTD	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.					-
8047851418	G1		XXXXXXXXXX	OR	7/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8040430220	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2011	6/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1 [B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 [B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
8036696975	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2021	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
8025968085	G1	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2021	5/XX/2020	Investment	Refinance Rate/Term			B	B	B	B																		B	B	B	B	[B] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.						-
8020940416	G1		XXXXXXXXXX	WI	1/XX/2008		Primary	Refinance		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
8018694069	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,196.95 exceeds tolerance of $1,315.00 plus 10% or $1,446.50. Insufficient or no cure was provided to the borrower.	Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of $2,196.95 exceeds tolerance of $1,315.00 plus 10% or $1,446.50. Insufficient cure of $607.50 was provided to the borrower.: Ten Percent Fee Tolerance exceeded. Total amount of $2,196.95 exceeds tolerance of $1,315.00 plus 10% or $1,446.50. Insufficient cure of $607.50 was provided to the borrower.	SELLER - GENERAL COMMENT (2021-09-24): Disagree: Aggregate 10% recording fees and title services on the initial LE were disclosed in the amount of $1,445. Aggregate 10% recording fees and title services on consummation CD issued 4/XX/21 were charged in the amount of $2,196.95. Fee total on consummation CD issued 4/XX/21 eXceed the 10% allowable threshold by $607.45. There is an over tolerance cure for the increase in closing costs above legal limit in the amount of $607.50 within section J and remedies the unacceptable increase in the Ten Percent fees. This is not a testing defect. No corrective action is required.
																																						REVIEWER - CURED COMMENT (2021-09-26): Corrected on CD	GENERAL COMMENT (2021-09-24): Disagree: Aggregate 10% recording fees and title services on the initial LE were disclosed in the amount of $1,445. Aggregate 10% recording fees and title services on consummation CD issued 4/XX/21 were charged in the amount of $2,196.95. Fee total on consummation CD issued 4/23/21 exceed the 10% allowable threshold by $607.45. There is an over tolerance cure for the increase in closing costs above legal limit in the amount of $607.50 within section J and remedies the unacceptable increase in the Ten Percent fees. This is not a testing defect. No corrective action is required.			-
8018692027	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2005	8/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of x% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
8017315434	G1		XXXXXXXXXX	OK	8/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
8015430443	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2007	12/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
8007239875	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2003	4/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed: Unable to determine under disclosure due to missing itemization of amount financed					-
8002915845	G1		XXXXXXXXXX	CA	3/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7996931237	G1	XXXXXXXXXX	XXXXXXXXXX	WA	7/XX/2001	7/XX/2001	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 07/XX/2001.						-
7994994930	G1	XXXXXXXXXX	XXXXXXXXXX	SC	10/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		SELLER - GENERAL COMMENT (2021-09-17): Agreed	GENERAL COMMENT (2021-09-17): Agreed		Yes	TR Indeterminable
7994789781	G1	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2008	1/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
7984570104	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2008	5/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7984149872	G1		XXXXXXXXXX	OH	1/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7983466884	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2021	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months business bank statements. (GSE COVID-19): - [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Document Error - YTD P&L Statement was not signed and/oor dated by Borrower. (GSE COVID-19): -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-
7975106903	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2003	3/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%					-
7963723595	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [D] Credit Documentation - Missing Document: Credit Report not provided	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
7960883052	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2011	4/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
7956937001	G1		XXXXXXXXXX	MO	8/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7956104413	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2011	2/XX/2011	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
7954632397	G1	XXXXXXXXXX	XXXXXXXXXX	CO	1/XX/2021	9/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[C] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds AUS high loan to value percentage of ___
[C] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds AUS combined loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds AUS loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of ___ does not match AUS loan refinance purpose of ___.
[C] Application / Processing - Missing Valuation:: -	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - AUS approved loan.: AUS approved loan.	REVIEWER - CURED COMMENT (2021-09-07): Sufficient Cure Provided At Closing				TILA ATR/QM
7943084065	G1	XXXXXXXXXX	XXXXXXXXXX	AL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
7939908795	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
7939657089	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2005	10/XX/2005	UTD	Refinance Cash-out - Other	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Late Charge
7939486375	G1	XXXXXXXXXX	XXXXXXXXXX	MD	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
7937611571	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
7936452399	G1	XXXXXXXXXX	XXXXXXXXXX	LA	6/XX/2002	5/XX/2002	Primary	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					UTD	Indeterminable
7928161869	G1	XXXXXXXXXX	XXXXXXXXXX	MS	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 4.49500%, 4.49500%, 4.49500%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
7923122366	G1	XXXXXXXXXX	XXXXXXXXXX	VA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
7914448142	G1		XXXXXXXXXX	OR	3/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7913905084	G1	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
7912626739	G1	XXXXXXXXXX	XXXXXXXXXX	OH	6/XX/1999	4/XX/1999	Primary	Purchase		A	A	A	A	A						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
7911150956	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2004	7/XX/2004	UTD	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/??/2004.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
7906589980	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2002	6/XX/2002	Primary	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[D] Credit Documentation - Missing Document: Credit Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					UTD	Indeterminable
7905666472	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
7903623037	G1	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2016	3/XX/2016	Primary	Refinance Rate/Term	Higher Priced QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.
[C] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: -
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.25060% or Final Disclosure APR of 5.25000% is in excess of allowable threshold of APOR 2.92% + 1.5%, or 4.42000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $xxx.xx.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
7901603995	G1	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2004	7/XX/2004	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
7899235234	G1	XXXXXXXXXX	XXXXXXXXXX	GA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
7892104199	G1	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/1999	10/XX/1999	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
7879756207	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2019	10/XX/2019	Primary	Refinance Rate/Term	Higher Priced QM	C	C	C	C	C	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
7875227711	G1	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2002	11/XX/2002	Investment	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
																																				[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required
7873786005	G1	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
7873568424	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2003	8/XX/2003	Investment	Refinance Cash-out - Other		B	B	B	B	B						[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7863264850	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2005	12/XX/2005	Second Home	Purchase		A	A	A	A	A																	A	A	A	A	A							-
7862697718	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2002	8/XX/2002	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
7850029084	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2012	5/XX/2012	Primary	Refinance Rate/Term	D	D	D	D	D	D	D	D	D	D	[D] Closing / Title - Missing Document: HUD-1 Addendum not provided
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,607.43 is underdisclosed from calculated Finance Charge of $44,001.70 in the amount of $394.27.
																																				[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - Unable to determine cause of underdisclosure due to missing itemization of amount financed.: Unable to determine cause of underdisclosure due to missing itemization of amount financed.				Tested	TR Tested
7848794391	G1	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -	A paystub was provided however, it is dated more than 30 days prior to initial application date of 01/XX/21. Per AUS, a W2 for prior year and a VVOE/WVOE is acceptable if paystubs does not meet guidelines. Both docs were provided, therefore income verification meet guideline requirements										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
7847742109	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2004	9/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Under disclosure is payment stream related. Unable to determine index used by lender; maximum index available within lookback period used for testing purposes.: Under disclosure is payment stream related. Unable to determine index used by lender; maximum index available within lookback period used for testing purposes.					-
7844954284	G1		XXXXXXXXXX	OH	9/XX/2002					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7835797208	G1	XXXXXXXXXX	XXXXXXXXXX	AL	5/XX/2020	12/XX/2019	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
7820317320	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
7818346410	G1	XXXXXXXXXX	XXXXXXXXXX	CT	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
7816260340	G1	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/1995	5/XX/1995	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1995 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/1995, prior to three (3) business days from transaction date of 06/??/1995.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
7812984882	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test [B] Federal Compliance - Property Type Not Provided [B] Federal Compliance - Notice of Right to Cancel Missing [B] Federal Compliance - TILA - Final TIL Missing						-
7809918327	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2001	7/XX/2001	Investment	Refinance Rate/Term		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7808820593	G1	XXXXXXXXXX	XXXXXXXXXX	MI	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
7803914698	G1	XXXXXXXXXX	XXXXXXXXXX	VA	9/XX/2002	8/XX/2002	Primary	Refinance UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																				[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.					Yes	TR Indeterminable
7802173499	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2021	6/XX/2020	Primary	Refinance Rate/Term	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 4.24990% or Final Disclosure APR of 4.26400% is in excess of allowable threshold of APOR 2.24% + 1.5%, or 3.74000%.  Compliant Rate Spread Home Loan.
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Manufactured Housing Inspection Fee. Fee Amount of $110.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM	REVIEWER - CURED COMMENT (2021-09-01): Sufficient Cure Provided At Closing				TILA ATR/QM
7796751902	G1	XXXXXXXXXX	XXXXXXXXXX	TX	1/XX/2006	12/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
7796196447	G1	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
7787544673	G1	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2021	12/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A							-
7784068254	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
7777876752	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7777389821	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7774312669	G1	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2002	3/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.						-
7773218454	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Valuation:: -	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
																																				[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,643.56 exceeds tolerance of $5,057.00 plus 10% or $5,562.70. Insufficient or no cure was provided to the borrower.	Federal Compliance - Insufficient cure: Insufficient cure					-
7770955240	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
7765123120	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7761565731	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Loan File - Missing Document: Hazard Insurance Policy not provided											A	A	A	A	A							-
7761225112	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/1997	12/XX/1997	Primary	Refinance Cash-out - Other	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1997 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,296.15 is underdisclosed from calculated Finance Charge of $144,546.30 in the amount of $250.15.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/1997, prior to three (3) business days from transaction date of 12/XX/1997.	Federal Compliance - TIL Itemization did not disclose the closing fee of $250 as prepaid finance charges.: TIL Itemization did not disclose the closing fee of $250 as prepaid finance charges.					-
7760556452	G1		XXXXXXXXXX	LA	4/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7758781206	G1	XXXXXXXXXX	XXXXXXXXXX	LA	8/XX/2019	5/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
																																				[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-792.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-843.00.						-
7758390650	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2018	10/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Miscellaneous - Miscellaneous Credit (Non-Material):	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,523.20 on Final Closing Disclosure provided on 12/XX/2018 not accurate.		REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
7758093914	G1		XXXXXXXXXX	NC	8/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
7757270537	G1	XXXXXXXXXX	XXXXXXXXXX	GA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
7755489802	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2020	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 12/XX/2020).	Federal Compliance - The final closing disclosure indicated the escrowed property costs over one year were $3,978.60. The initial escrow account statement indicated the escrowed property costs over one year were $3,978.50.: The final closing disclosure indicated the escrowed property costs over one year were $3,978.60. The initial escrow account statement indicated the escrowed property costs over one year were $3,978.50.
																																					Federal Compliance - The total of payments for the loan on the closing disclosure dated 12/XX/2020 do not match the total of payments on the closing disclosure dated 12/XX/2020. There was no cure to the borrower.: The total of payments for the loan on the closing disclosure dated 12/XX/2020 do not match the total of payments on the closing disclosure dated 12/XX/2020. There was no cure to the borrower.	SELLER - GENERAL COMMENT (2021-09-24): Disagree: Total of payments on CD signed at Consummation on 12/XX/2020 matches total of payments disclosed on final Post Close CD#011 issued 12/XX/2020. CD#010 was an inadvertenly generated CD due to system error bumping the closing date out to 12/XX/2020. This caused a rate lock eXtension fee to be added and also increased the prepaid interest amount. This error was corrected same day on 12/XX/2020 and corrected final PC CD was issued. Please see attached documentation. REVIEWER - CURED COMMENT (2021-09-26): Corrected	GENERAL COMMENT (2021-09-24): Disagree: Total of payments on CD signed at Consummation on 12/XX/2020 matches total of payments disclosed on final Post Close CD#011 issued 12/XX/2020. CD#010 was an inadvertenly generated CD due to system error bumping the closing date out to 12/30/2020. This caused a rate lock extension fee to be added and also increased the prepaid interest amount. This error was corrected same day on 12/21/2020 and corrected final PC CD was issued. Please see attached documentation.			-
7751666246	G1		XXXXXXXXXX	GA	3/XX/2009					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7750458071	G1	XXXXXXXXXX	XXXXXXXXXX	OR	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
7742338480	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2001	7/XX/2001	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2001, prior to three (3) business days from transaction date of 08/XX/2001.						-
7738410843	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/1997	6/XX/1997	Primary	Purchase	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR is underdisclosed from calculated APR outside of 0.125% tolerance.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge is underdisclosed from calculated Finance Charge in the amount of $1,679.43.	Federal Compliance - TIL Itemization does not reflect settlement and title fee of $1677 as prepaid finance charge.: TIL Itemization does not reflect settlement and title fee of $1677 as prepaid finance charge.				No	TNR Testing Not Required
7733219357	G1	XXXXXXXXXX	XXXXXXXXXX	IN	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test [B] Federal Compliance - Notice of Right to Cancel Missing [B] Federal Compliance - TILA - Final TIL Missing						-
7729987340	G1	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2020	8/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Temporary HPQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Unable to determine if loan was closed at an authorized location due to missing documentation.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 50.04 on Final Closing Disclosure provided on 06/XX/2020 not accurate.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,740.25 exceeds tolerance of $1,510.00 plus 10% or $1,661.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $113.57 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - $225.00 Lender credit provided.: $225.00 Lender credit provided. Federal Compliance - $225.00 Lender credit provided.: $225.00 Lender credit provided. Federal Compliance - $225.00 Lender credit provided.: $225.00 Lender credit provided.					-
7725243212	G1	XXXXXXXXXX	XXXXXXXXXX	MA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.						-
7723915559	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7714656921	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2020	7/XX/2020	Second Home	Refinance Rate/Term	Non QM	C	C	C	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[C] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to the note date.: -
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: PITIA months reserves discrepancy.: Calculated PITIA months reserves of ___ is less than AUS PITIA months reserves of ___.
[C] Application / Processing - Missing Valuation:: -
[C] Document Error - Missing verification of the existance of self-employed business  within 20 days of the Note Date (COVID-19).: -
[C] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower:  ___; Total Cash Out:    ___;  Refi Purpose:  ___
[C] Income Documentation - REO Documents are missing.: -
[C] Document Error - Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19): -	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of NonQM.
[B] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.29526% moderately exceeds the guideline maximum of 45.12%. (DTI Exception is eligible to be regraded with compensating factors.)
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 08/XX/2020 not accurate.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $290.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Per review loan is Temporary SHQM (GSE/Agency Eligible): Per review loan is Temporary SHQM (GSE/Agency Eligible)
Federal Compliance - missing Initial Loan Application: missing Initial Loan Application
Federal Compliance - Closing Disclosure was not provided to Borrower(s) at least three (3) business days prior to closing: Closing Disclosure was not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - no cure was provided to the borrower: no cure was provided to the borrower	REVIEWER - RE-GRADED COMMENT (2021-10-05): Regraded for comp factors
REVIEWER - GENERAL COMMENT (2021-09-13): Regraded to Ev2-B. NMLS info on final 1003. Originator and Company license active several years prior to loan closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																																								The representative FICO score is above 680.		TILA ATR/QM
7710446182	G1		XXXXXXXXXX	OH	11/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7709240323	G1		XXXXXXXXXX	GA	7/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7698047565	G1	XXXXXXXXXX	XXXXXXXXXX	WI	9/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Missing Final 1003	Missing tax years	C	C	C	C	C	[C] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay allowed per state is 60 days interest calculated on 80% of the original loan amount ($XXX.XX). Loan contracts for maximum calculated prepay of $500.00, which exceeds max allowable.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.	State Compliance - ECR fees are not subject to 1026.43(g), per definition of prepayment penalties under 1026.32(b)(6).: ECR fees are not subject to 1026.43(g), per definition of prepayment penalties under 1026.32(b)(6).
Federal Compliance - No rate lock in file: No rate lock in file
																																					Federal Compliance - Prepayment penalty not stated on final CD: Prepayment penalty not stated on final CD					State - NC
7697329732	G1		XXXXXXXXXX	TX	11/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7682775347	G1	XXXXXXXXXX	XXXXXXXXXX	IN	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
7682067113	G1		XXXXXXXXXX	GA	11/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7672545360	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2013	4/XX/2013	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
7672324427	G1		XXXXXXXXXX	ME	6/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
7671836216	G1	XXXXXXXXXX	XXXXXXXXXX	OH	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.						-
7670269904	G1	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2003	7/XX/2003	Primary	Refinance UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $2,415.37 exceeds the state maximum of 1% of the original balance ($xxx.xx).  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
7667307097	G1	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2000	7/XX/2000	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2000.						-
7660335381	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2003	11/XX/2003	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
7654357923	G1	XXXXXXXXXX	XXXXXXXXXX	TX	1/XX/2021	12/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
7634424370	G1	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2007	8/XX/2007	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
7599448725	G1	XXXXXXXXXX	XXXXXXXXXX	MD	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
7582221710	G1	XXXXXXXXXX	XXXXXXXXXX	MD	11/XX/2020	9/XX/2020	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. [C] Income Documentation - Income Docs Missing:: - [C] Insurance Analysis - Insurance address does not match Note address. [C] General - Valuation address does not match Note address.: -	N/A for previous employer. XXX is how address appears on HOI document. Address as it appears on appraisal is: XXX which is still same address that appears on note										B	B	B	B	B	[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
7579389125	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2020	10/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: - [C] Document Error - Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19): - [C] Income Documentation - The verification of employment is required and was not found in file.: -	P & L missing from the file. P&L not found in file.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,473.50 exceeds tolerance of $3,239.00 plus 10% or $3,562.90.  Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of $60.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower.
Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of $4,473.50 exceeds tolerance of $3,239.00 plus 10% or $3,562.90. Sufficient or excess cure was provided to the borrower at Closing.: Ten Percent Fee Tolerance exceeded. Total amount of $4,473.50 exceeds tolerance of $3,239.00 plus 10% or $3,562.90. Sufficient or excess cure was provided to the borrower at Closing.
																																					Federal Compliance - Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of $60.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of $60.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2021-09-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-09-11): Sufficient Cure Provided At Closing				-
7568668223	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2001	9/XX/2001	Primary	Purchase		B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under disclosure due to TIL payment stream calculation PMI 2nd adjustment at 119 months and Actual payment stream calculation PMI 2nd adjustment at 120 months. Unable to determine under disclosure of $160 due to missing TIL Itemization of amount financed.: Under disclosure due to TIL payment stream calculation PMI 2nd adjustment at 119 months and Actual payment stream calculation PMI 2nd adjustment at 120 months. Unable to determine under disclosure of $160 due to missing TIL Itemization of amount financed.					-
7557731367	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2020	10/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Documentation - The verification of employment is not within 10 business days of the Note.: -	Per review, the VVOE for XXXX is for the borrower's prior employment. It is noted the document is more than 10 days old from closing date. The document is dated 10/2019. Loan closed 03/20	B	B	B	B	B	[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 790.80 on Final Closing Disclosure provided on 03/XX/2020 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2020 disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $13.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $125.00 exceeds tolerance of $85.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $85.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $150.55 exceeds tolerance of $125.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Per review of final CD, the property costs over year 1 is $790.80 is correct.: Per review of final CD, the property costs over year 1 is $790.80 is correct.
Federal Compliance - Per review of stream #2, the MI information was not included because it can be assumed that MI payments would be completed by year 8-30: Per review of stream #2, the MI information was not included because it can be assumed that MI payments would be completed by year 8-30
Federal Compliance - Flood certificate exceeds zero percent tolerance by $13.50. Insufficient cure was provided: Flood certificate exceeds zero percent tolerance by $13.50. Insufficient cure was provided
Federal Compliance - Document preparation fee exceeds zero percent tolerance in the amount of $85.   Insufficient cure was provided: Document preparation fee exceeds zero percent tolerance in the amount of $85.   Insufficient cure was provided
Federal Compliance - Document preparation fee exceeds zero percent tolerance in the amount of $85.  Insufficient cure was provided: Document preparation fee exceeds zero percent tolerance in the amount of $85.  Insufficient cure was provided
																																					Federal Compliance - Credit report exceeded zero percent fee in the amount of $25.55: Credit report exceeded zero percent fee in the amount of $25.55					-
7555640674	G1	XXXXXXXXXX	XXXXXXXXXX	WI	12/XX/2020	11/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: -
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[C] Loan File - Missing Document: Hazard Insurance Policy not provided
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Property expenses are not documented. The hazard insurance policy and mortgage insurance certificate are required. Please provide Hazard declaration sheet.	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Missing any indication of a date of application.: Missing any indication of a date of application.	REVIEWER - GENERAL COMMENT (2021-09-10): Regraded to Ev2-B. NMLS info on final 1003. Originator and Company license active several years prior to loan closing.				TILA ATR/QM
7547859524	G1	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2019	2/XX/2019	Primary	Refinance Rate/Term	Higher Priced QM	C	C	C	C	C	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[C] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: -	C	C	C	C	C	[C] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $xxx.xx.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
																																				[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-382.25 is less than amount of binding Lender Credit previously disclosed in the amount of $-408.00.						State - NC
7536777060	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,553.52 is underdisclosed from calculated Finance Charge of $184,937.00 in the amount of $383.48.	Federal Compliance - TIL Itemization does not include $260 in recording service (HUD reflects no breakout for recording fees, neither is invoice, etc found) or $125 title pick-up fees. TIL itemization reflects $200 application with actual $215, and $150 subordination with actual $200.: TIL Itemization does not include $260 in recording service (HUD reflects no breakout for recording fees, neither is invoice, etc found) or $125 title pick-up fees. TIL itemization reflects $200 application with actual $215, and $150 subordination with actual $200.					-
7531539938	G1	XXXXXXXXXX	XXXXXXXXXX	TX	8/XX/2020	11/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	[C] Credit Eligibility - There are red flags on the fraud report that have not been addressed: -	Red flags were not addressed.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,618.16 exceeds tolerance of $1,331.00 plus 10% or $1,464.10. Insufficient or no cure was provided to the borrower.	Federal Compliance - Due to APR: Due to APR
Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower
																																					Federal Compliance - Missing valid COC and No cure was provided to the borrower.: Missing valid COC and No cure was provided to the borrower.					TILA ATR/QM
7531182642	G1	XXXXXXXXXX	XXXXXXXXXX	NH	5/XX/2020	4/XX/2020	Investment	Refinance Cash-out - Debt Consolidation			B	B	B	B																		B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
7527825069	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/1995	8/XX/1994	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/1995, prior to three (3) business days from transaction date of 02/XX/1995.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																				[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed.: Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed.					-
7526517172	G1	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of XXXXXXXXXX%. Loan contracts for an interest rate of XXXXXXXXXX%.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL loan with interest rate >8%is 0% - note states 2%. Lender is XXXXXXXXXX: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL loan with interest rate >8%is 0% - note states 2%. Lender is XXXXXXXXXX Federal Compliance - Approval indicates the Index used was 1.381%. The lowest Index available within the look-back period is 1.595%.: Approval indicates the Index used was 1.381%. The lowest Index available within the look-back period is 1.595%.	REVIEWER - GENERAL COMMENT (2020-01-29): Updated from: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%. REVIEWER - GENERAL COMMENT (2020-01-29): Updated from: Truth In Lending Act: Final TIL Finance Charge of $120,656.34 is underdisclosed from calculated Finance Charge of $125,613.50 in the amount of $4,957.16.				-
7509349324	G1	XXXXXXXXXX	XXXXXXXXXX	WA	5/XX/2007	4/XX/2007	Primary	Refinance UTD		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
7505376020	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/1998	7/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% [B] Federal Compliance - Final TIL Finance Charge Under Disclosed	Federal Compliance - The reason for the under disclosure is an attorney fee of $525.00 that the lender did not disclose as a prepaid finance charge.: The reason for the under disclosure is an attorney fee of $525.00 that the lender did not disclose as a prepaid finance charge.					-
7503135942	G1	XXXXXXXXXX	XXXXXXXXXX	OR	4/XX/1999	3/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1999 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,576.77 is underdisclosed from calculated Finance Charge of $293,273.92 in the amount of $697.15.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/1999, prior to three (3) business days from transaction date of 04/XX/1999.	Federal Compliance - Disclosed payment on Note of $1612.64 does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note of $1612.64 does not correspond with the loan amount, loan term, and interest rate on the loan.					-
7501597735	G1	XXXXXXXXXX		GA		5/XX/2005	UTD	UTD UTD		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file. Unable to run compliance.: Incomplete Loan File. Security in the file. Unable to run compliance.				UTD	Indeterminable
7491625077	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[D] Credit Documentation - Missing Document: Credit Report not provided	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
7483218470	G1	XXXXXXXXXX	XXXXXXXXXX	CT	9/XX/2020	4/XX/2020	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Missing proof of August payment to show no 30 day late through close of transaction.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,394.00 exceeds tolerance of $975.00 plus 10% or $1,072.50.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Missing Valid coc or cure to borrower: Missing Valid coc or cure to borrower Federal Compliance - Missing valid COC or cure to borrower: Missing valid COC or cure to borrower Federal Compliance - Missing valid COC or cure to borrower: Missing valid COC or cure to borrower					-
7482598173	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
7479339675	G1	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2006	6/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.						-
7479224149	G1	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
7475951381	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2003	8/XX/2003	Primary	Purchase		A	A	A	A	A						[C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA											A	A	A	A	A							-
7470566662	G1	XXXXXXXXXX	XXXXXXXXXX	MD	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing [B] Federal Compliance - FACTA Disclosure Missing						-
7463945521	G1	XXXXXXXXXX	XXXXXXXXXX	IN	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file
[D] Closing / Title - Missing Document: Note - Subject Lien not provided
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Loan File - Unable to perform compliance testing. Images contain HUD-1a. title commitment, and security instrument, but are missing the Note.: Unable to perform compliance testing. Images contain HUD-1a. title commitment, and security instrument, but are missing the Note.
																																					Closing / Title - Missing page 1 of the Note: Missing page 1 of the Note				UTD	Indeterminable
7462874520	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
7458456249	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/1993	4/XX/1993	Primary	Refinance UTD		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.: File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.				UTD	Indeterminable
7451871224	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,599.12 is underdisclosed from calculated Finance Charge of $317,746.13 in the amount of $147.01.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.	Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed.: Unable to determine under disclosure, due to missing itemization of amount financed.					-
7451235693	G1		XXXXXXXXXX	FL	10/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7449365684	G1	XXXXXXXXXX	XXXXXXXXXX	LA	9/XX/1999	8/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/1999, prior to three (3) business days from transaction date of 09/??/1999.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
7447526865	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status [B] Federal Compliance - Federal FACTA Disclosure Timing Test [B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - Missing Initial Loan Application Test [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
7444418830	G1	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2010	6/XX/2010	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $318,314.79 is underdisclosed from calculated Finance Charge of $318,366.45 in the amount of $51.66.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed: Unable to determine under disclosure due to missing itemization of amount financed					-
7440839460	G1		XXXXXXXXXX	NH	3/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7439618536	G1	XXXXXXXXXX	XXXXXXXXXX	WI	5/XX/2002	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
7433696715	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2003	2/XX/2003	Primary	Purchase		B	B	B	B	B						[B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge is underdisclosed from calculated Finance Charge in the amount of $380.15.	Federal Compliance - Itemization of amount financed did not disclose an attorney fee of $925.00.: Itemization of amount financed did not disclose an attorney fee of $925.00.					-
7429852765	G1	XXXXXXXXXX	XXXXXXXXXX	SC	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
7427354841	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 006/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 005/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 006/XX/2005, prior to three (3) business days from transaction date of 006/XX/2005.						-
7426205857	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,285.76 is underdisclosed from calculated Finance Charge of $367,090.76 in the amount of $805.00.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
7425395705	G1	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2015	1/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	C	B	B	B	B	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___ [C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			C	C	C	C	C	[C] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.		REVIEWER - GENERAL COMMENT (2020-01-24): Regraded to EV1	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [B] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Loan Amount on Final GFE does not match Note.: Loan Amount on Final GFE does not match Note. Federal Compliance - Initial payment on GFE does not match actual payment on loan: Initial payment on GFE does not match actual payment on loan					-
7412487408	G1		XXXXXXXXXX	MI	3/XX/2002					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7403181167	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2007	9/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
7399739103	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Credit Documentation - The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien.											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $790.00 exceeds tolerance of $515.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - No valid coc or cure provided.: No valid coc or cure provided.	REVIEWER - CURED COMMENT (2021-09-14): Sufficient Cure Provided At Closing				-
7390382269	G1	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/2015	8/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument loan amount and note original loan amount do not concur.
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	No exception found in file. Loans with exceptions required 6 months reserves per Lender guidelines; file has no reserves verified. Lender used a Modification of Mortgage to update the Borrower's existing HELOC to the subject HELOAN however the Lender did not update the loan amount to reflect the subject HELOAN loan amount. Lender used a Modification of Mortgage to update the Borrower's existing HELOC to the subject HELOAN however the Lender did not update the maturity date to reflect the subject HELOAN maturity date.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
																																				[B] Federal Compliance - RESPA (2010) - Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.	State Compliance - 36 month early closure fee addendum to note: 36 month early closure fee addendum to note Federal Compliance - 36 month early closure fee addendum to note: 36 month early closure fee addendum to note Federal Compliance - 36 month early closure fee addendum to note: 36 month early closure fee addendum to note					-
7389159063	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2020	11/XX/2020	Primary	Purchase	Non QM	C	C	C	C	C	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -	No VVOE for previous employment.	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Temporary SHQM is the correct designation.: Temporary SHQM is the correct designation.
																																					Federal Compliance - DU Approved with higher than 43% DTI: DU Approved with higher than 43% DTI					TILA ATR/QM
7387360520	G1	XXXXXXXXXX	XXXXXXXXXX	CT	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - PPP Expired. Prepayment charge not allowed per state (CT) - max prepayment charge for (CT) is 0% - note states 5 months interest for 6 months. Lender is XXXX: PPP Expired. Prepayment charge not allowed per state (CT) - max prepayment charge for (CT) is 0% - note states 5 months interest for 6 months. Lender is First National Bank of Arizona.					-
7386396030	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2021	1/XX/2021	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: - [C] Loan File - Missing Document: Hazard Insurance Policy not provided	No HOA's provided or approved with HOA's.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 with application date is missing from file.: Initial 1003 with application date is missing from file.					-
7385506475	G1	XXXXXXXXXX	XXXXXXXXXX	VA	12/XX/2020	10/XX/2020	Primary	Purchase	Non QM	C	C	C	C	C	[C] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of ___ is less than AUS Available for Closing of ___.
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	REVIEWER - GENERAL COMMENT (2021-09-21): Assets verified to file REVIEWER - GENERAL COMMENT (2021-09-21): No evidence of MI Cert in file. Terms confirmed on alternate documents	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.
[C] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Federal Compliance - Due to not meeting the required assets. Loan is waterfalling to standard ATR/QM documentation requirements.: Due to not meeting the required assets. Loan is waterfalling to standard ATR/QM documentation requirements.
Federal Compliance - 2+ years provided: 2+ years provided
Federal Compliance - 2+ years provided: 2+ years provided	REVIEWER - GENERAL COMMENT (2021-09-21): Verified assets confirmed in file documents, do not meet the required AUS amounts.
REVIEWER - GENERAL COMMENT (2021-09-21): Overtime increased each year of employment for co borrower.
REVIEWER - GENERAL COMMENT (2021-09-21): Overtime verified for co borrower to Paystubs and VOE. Amount of overtime increased each year of employment.
REVIEWER - GENERAL COMMENT (2021-09-21): No evidence of initial Lender 1003 provided to borrower.
REVIEWER - GENERAL COMMENT (2021-09-21): 3 years of employment verified per documents in file.
																																						REVIEWER - GENERAL COMMENT (2021-09-21): 3 years of employment verified per documents in file.				TILA ATR/QM
7379432068	G1	XXXXXXXXXX	XXXXXXXXXX	MD	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Final Title Policy is Missing											B	B	B	B	B	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date						-
7379031747	G1	XXXXXXXXXX	XXXXXXXXXX	NV	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		D	D	D	D	D						[C] Appraisal Documentation - There is no valuation in the file that meets FIRREA requirements. Either there are no valuations or the valuation provided is missing key data	Missing appraisal.										D	D	D	D	D	[D] Closing / Title - Missing Final HUD-1 [B] Federal Compliance - FACTA Disclosure Missing					Yes	TR Indeterminable
7350902822	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Income Documentation - REO Documents are missing.: -											A	A	A	A	A							-
7346548287	G1	XXXXXXXXXX	XXXXXXXXXX	MO	2/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: - [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Income Documentation - The verification of employment is required and was not found in file.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - The Initial Closing Disclosure stated total escrow fees of $1,811.44 and the final Closing Disclosure, dated 2/XX/2021, stated total escrow fees of $2,415.26.: The Initial Closing Disclosure stated total escrow fees of $1,811.44 and the final Closing Disclosure, dated 2/XX/2021, stated total escrow fees of $2,415.26.					-
7327030669	G1	XXXXXXXXXX	XXXXXXXXXX	MN	1/XX/2003	12/XX/2002	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/02 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.					No	TNR Testing Not Required
7320245744	G1	XXXXXXXXXX	XXXXXXXXXX	AK	10/XX/2019	8/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] State Compliance - Alaska Prepayment Penalty: Alaska Prepayment Penalty: A prepayment penalty is not permitted per state law.
[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 10/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
REVIEWER - GENERAL COMMENT (2020-10-05): SOL is 1 year past the note date, SOL date is 10/04/2020.
																																						REVIEWER - GENERAL COMMENT (2020-10-05): Exception graded to EV2-B due to loan being past 1-year SOL.				State - NC
7317505414	G1	XXXXXXXXXX	XXXXXXXXXX	SC	10/XX/1999	9/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1999. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-
7314940642	G1		XXXXXXXXXX	IA	1/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7312104995	G1	XXXXXXXXXX	XXXXXXXXXX	AR	3/XX/2016	1/XX/2016	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
7309938139	G1	XXXXXXXXXX	XXXXXXXXXX	GA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
7301849818	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: - [C] Government Documentation - Missing Document: FHA Case Number Assignment not provided [C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7292708032	G1	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2015	2/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] State Compliance - Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2015 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2015, prior to three (3) business days from transaction date of 05/XX/2015.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				State - NC
7289503370	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2011	7/XX/2011	Investment	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)						-
7283957235	G1	XXXXXXXXXX	XXXXXXXXXX	WV	3/XX/2002	2/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
7280033311	G1	XXXXXXXXXX	XXXXXXXXXX	OK	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,874.38 is underdisclosed from calculated Finance Charge of $70,002.56 in the amount of $128.18.	Federal Compliance - Under disclosure is due to payment stream and is due to DSI.: Under disclosure is due to payment stream and is due to DSI.					-
7274285272	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2007	7/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
7268937029	G1	XXXXXXXXXX	XXXXXXXXXX	MN	6/XX/2004	4/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under disclosure is due to the lender utilizing an unknown index, however the lowest index value available in the lookback period is 1.32%.: Under disclosure is due to the lender utilizing an unknown index, however the lowest index value available in the lookback period is 1.32%.					-
7263843776	G1		XXXXXXXXXX	OH	3/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7257981892	G1		XXXXXXXXXX	SC	2/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7255481421	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
7253776476	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2015	9/XX/2015	Primary	Refinance Cash-out - Other	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $xxx.xx.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																																				[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.						-
7253743029	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						-
7249102507	G1	XXXXXXXXXX	XXXXXXXXXX	RI	11/XX/2007	11/XX/2007	Primary	Purchase	C	C	C	C	C	C	C	C	C	C	[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Closing / Title - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	SELLER - GENERAL COMMENT (2019-09-10): A copy of the Prohibited Acts and Practices Regarding Home Loans disclosure has been located and is being provided.
																																						REVIEWER - GENERAL COMMENT (2019-09-10): Disclosure provided is "Prohibited Acts and Practices Regarding High-Cost Home Loans" still missing "Prohibited Acts and Practices Regarding Home Loans". exception remains.	GENERAL COMMENT (2019-09-10): A copy of the Prohibited Acts and Practices Regarding Home Loans disclosure has been located and is being provided.			State - NC
7246024185	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
7238497431	G1	XXXXXXXXXX	XXXXXXXXXX	SC	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/xx06, prior to three (3) business days from transaction date of 05/XX/2006.						-
7231106993	G1		XXXXXXXXXX	VA	10/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7225617963	G1	XXXXXXXXXX	XXXXXXXXXX	GA	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7220295413	G1	XXXXXXXXXX	XXXXXXXXXX	ME	5/XX/2011	3/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
7218883333	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2007	8/XX/2007	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
7206722300	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	9/XX/2013	7/XX/2013	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003					No	TNR Testing Not Required
7199154284	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.					Yes	TR Indeterminable
7195621775	G1	XXXXXXXXXX	XXXXXXXXXX	MI	12/XX/2012	9/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.49900% is underdisclosed from calculated APR of 4.72092% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,902.31 is underdisclosed from calculated Finance Charge of $46,287.40 in the amount of $1,385.09.
																																				[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
7194279531	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Itemization did not disclose the Subordination Recording Fee of $70.00 as prepaid finance charges: Itemization did not disclose the Subordination Recording Fee of $70.00 as prepaid finance charges					-
7188199019	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.						-
7177421602	G1	XXXXXXXXXX	XXXXXXXXXX	GA	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-
7171026868	G1	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2004	5/XX/2004	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/3/2003.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
7168935449	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2014	7/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	C	A	A	A	A	A	A	A	A	A				C	C	C	C	C	[C] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	The file is missing a copy of the secondary valuation required for securitization purposes.	REVIEWER - GENERAL COMMENT (2020-01-24): Regraded to EV1	A	A	A	A	A							-
7168067147	G1	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2000	7/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
7160397090	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/1999	9/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1999 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,409.12 is underdisclosed from calculated Finance Charge of $241,680.50 in the amount of $271.38.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/1999, prior to three (3) business days from transaction date of 10/XX/1999.	Federal Compliance - TIL Itemization did not disclose an Attorney Fee of $230 as a prepaid finance charge.: TIL Itemization did not disclose an Attorney Fee of $230 as a prepaid finance charge.					-
7160226405	G1	XXXXXXXXXX	XXXXXXXXXX	MO	6/XX/2002	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2001.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
7156918138	G1	XXXXXXXXXX	XXXXXXXXXX	AL	7/XX/2020	6/XX/2020	Investment	Refinance Cash-out - Other			B	B	B	B																		B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
7156839354	G1	XXXXXXXXXX	XXXXXXXXXX	WA	10/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	C	C	C	C	C	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[C] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-721.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-722.00.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				State - NC
7156047847	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2005	6/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.						-
7152448912	G1	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Non QM	A	A	A	A	A						[C] Application / Processing - Missing Document: Divorce Decree / Child Support not provided											A	A	A	A	A							-
7150296275	G1	XXXXXXXXXX	XXXXXXXXXX	KY	8/XX/2001	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7148522293	G1	XXXXXXXXXX	XXXXXXXXXX	OK	10/XX/2015	8/XX/2015	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Refinance purpose discrepancy.: Loan refinance purpose of ___ does not match Guideline loan refinance purpose of ___.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[C] Lien - Missing evidence of lien position on Other Financing.: -
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	REVIEWER - GENERAL COMMENT (2021-04-05): exception EXplanation Updated from: Most Recent Valuation Inspection Date: 09/XX/2015
Disaster End Date: 06/XX/2019
Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING
Disaster Declaration Date: 06/XX/2019	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $8,328.00 is underdisclosed from calculated Finance Charge of $8,499.59 in the amount of $171.59.
[B] Federal Compliance - Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA	Federal Compliance - Servicing Disclosure provided in the loan file was dated 10/XX/2015 that is not within three business days of application.: Servicing Disclosure provided in the loan file was dated 10/XX/2015 that is not within three business days of application.	REVIEWER - GENERAL COMMENT (2020-11-03): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																																						REVIEWER - GENERAL COMMENT (2020-12-09): Not provided with trailing documents, unable to clear exception.				TILA ATR/QM
7134590357	G1		XXXXXXXXXX	FL	5/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7122725137	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
[B] Federal Compliance - Payoff Statement Missing
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation						-
7121133298	G1	XXXXXXXXXX	XXXXXXXXXX	IN	12/XX/1987	11/XX/1987	Primary	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1987 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					No	TNR Testing Not Required
7118823611	G1	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/1996	6/XX/1996	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1996 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/1996, prior to three (3) business days from transaction date of 07/??/1996.						-
7113660918	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2015	3/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	C	B	B	B	B	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Loan File - Missing Document: Hazard Insurance Policy not provided [B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	Missing the blanket condominium policy. Only the HO-6 is present.	C	C	C	C	C	[C] Appraisal Documentation - Loan is to go into a securitization and secondary valuation is required. The secondary valuation in file is an invalid AVM (FSD is not 20% or less). Loan will require a supporting desk review or better.	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
																																				[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - $3.50 cure provided.: $3.50 cure provided.					-
7108211451	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.						-
7102130576	G1	XXXXXXXXXX	XXXXXXXXXX	NC	2/XX/2006	1/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
7102044497	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of x.xx%.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
7100067887	G1	XXXXXXXXXX	XXXXXXXXXX	KY	1/XX/2006	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
7099794174	G1	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2020	6/XX/2020	Investment	Refinance Rate/Term	N/A		A	A	A	A																		A	A	A	A							-
7098607040	G1	XXXXXXXXXX	XXXXXXXXXX	DE	4/XX/2021	1/XX/2021	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: - [C] Loan File - Missing Document: Hazard Insurance Policy not provided	A Rapid Value property Inspection was used in lieu of a full appraisal There are 91 days in between the day the credit report was pulled (1/XX/21) and the day the note was signed (4/XX/21) A Hazard Insurance Declarations page is not included in the file	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,356.20 exceeds tolerance of $1,436.00 plus 10% or $1,579.60.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rapid Value.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Application / Processing - The lender's initial 1003 is missing from the file: The lender's initial 1003 is missing from the file
Federal Compliance - There is not a payoff statement within the file: There is not a payoff statement within the file
Federal Compliance - 10% tolerance cure required. Check for $776.50 required to clear tolerance violation: 10% tolerance cure required. Check for $776.50 required to clear tolerance violation
Federal Compliance - 0% tolerance cure required. Check for $18.50 required to clear tolerance violation: 0% tolerance cure required. Check for $18.50 required to clear tolerance violation
Federal Compliance - 0% tolerance cure required. Check for $55.00 required to clear tolerance violation: 0% tolerance cure required. Check for $55.00 required to clear tolerance violation	SELLER - GENERAL COMMENT (2021-09-28): Agree: Ten Percent Fee Tolerance eXceeded. Total amount of $2,265.20 eXceeds tolerance of $1,436.00 plus 10% or $1,579.60. Ten percent fees were under-disclosed by $770.20, which would result in an Over Tolerance refund due to the borrower in the amount of $626.60. There was a $1,213.66 Lender Credit disclosed in Section J; however, only $693.66 of it was for the increase in closing costs above legal limit (Over Tolerance Cure). $73.50 of that over tolerance credit was applied towards a Property Condition Report fee $55 and a Rapid Value Fee $18.50 in the zero percent tolerance refund amount. The remaining $620.16 credit would not cure the TRID violation for the variance in the 10% tolerance category; therefore, the borrower would be due a refund in the amount of $6.44. Borrower is due a refund in the amount of $6.44 along with an updated PC CD, LOX and proof of shipping.

Note: Post Closing Disclosure issued 9/XX/2021 in file reflects $693.66 lender credit in Section J.
REVIEWER - CURED COMMENT (2021-09-28): CD
SELLER - GENERAL COMMENT (2021-09-28): Disagree: LE#002 issued 4/XX/2021 added a Rapid Value fee $19. Zero Percent Fee Tolerance eXceeded for Rapid Value fee.  Fee Amount of $18.50 eXceeds tolerance of $0.00. No evidence of a valid COC in file. The Rapid Value fee was under-disclosed by $18.50, which would result in an Over Tolerance refund due to the borrower in the amount of $18.50. There is an over tolerance credit in the amount of $543.65 present in section J on the Final CD. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the Rapid Value fee. This is not a testing defect. No corrective action required.
REVIEWER - CURED COMMENT (2021-09-28): CD
SELLER - GENERAL COMMENT (2021-09-28): Disagree: LE#002 issued 4/XX/2021 added a Property Condition Report Fee $55. Zero Percent Fee Tolerance eXceeded for Property Condition Report Fee.  Fee Amount of $55.00 eXceeds tolerance of $0.00. No evidence of a valid COC in file. The Property Condition Report was under-disclosed by $55.00, which would result in an Over Tolerance refund due to the borrower in the amount of $55.00. There is an over tolerance credit in the amount of $543.65 present in section J on the Final CD. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the Property Condition Report Fee. This is not a testing defect. No corrective action required.
REVIEWER - CURED COMMENT (2021-09-28): CD	GENERAL COMMENT (2021-09-28): Agree: Ten Percent Fee Tolerance exceeded. Total amount of $2,265.20 exceeds tolerance of $1,436.00 plus 10% or $1,579.60. Ten percent fees were under-disclosed by $770.20, which would result in an Over Tolerance refund due to the borrower in the amount of $626.60. There was a $1,213.66 Lender Credit disclosed in Section J; however, only $693.66 of it was for the increase in closing costs above legal limit (Over Tolerance Cure). $73.50 of that over tolerance credit was applied towards a Property Condition Report fee $55 and a Rapid Value Fee $18.50 in the zero percent tolerance refund amount. The remaining $620.16 credit would not cure the TRID violation for the variance in the 10% tolerance category; therefore, the borrower would be due a refund in the amount of $6.44. Borrower is due a refund in the amount of $6.44 along with an updated PC CD, LOX and proof of shipping.

Note: Post Closing Disclosure issued 9/7/2021 in file reflects $693.66 lender credit in Section J.

GENERAL COMMENT (2021-09-28): Disagree: LE#002 issued 4/2/2021 added a Rapid Value fee $19. Zero Percent Fee Tolerance exceeded for Rapid Value fee.  Fee Amount of $18.50 exceeds tolerance of $0.00. No evidence of a valid COC in file. The Rapid Value fee was under-disclosed by $18.50, which would result in an Over Tolerance refund due to the borrower in the amount of $18.50. There is an over tolerance credit in the amount of $543.65 present in section J on the Final CD. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the Rapid Value fee. This is not a testing defect. No corrective action required.

																																							GENERAL COMMENT (2021-09-28): Disagree: LE#002 issued 4/2/2021 added a Property Condition Report Fee $55. Zero Percent Fee Tolerance exceeded for Property Condition Report Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. No evidence of a valid COC in file. The Property Condition Report was under-disclosed by $55.00, which would result in an Over Tolerance refund due to the borrower in the amount of $55.00. There is an over tolerance credit in the amount of $543.65 present in section J on the Final CD. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the Property Condition Report Fee. This is not a testing defect. No corrective action required.			-
7098482556	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Income Documentation - The verification of employment is required and was not found in file.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower.					-
7097676146	G1	XXXXXXXXXX	XXXXXXXXXX	MD	2/XX/2013	1/XX/2013	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
7094761474	G1		XXXXXXXXXX	OH	5/XX/2002					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7088171196	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2004	1/XX/2004	Investment	Purchase		A	A	A	A	A																	A	A	A	A	A							-
7087843087	G1	XXXXXXXXXX	XXXXXXXXXX	WA	2/XX/2021	11/XX/2020	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	C	C	C	B	B	[C] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___
[C] Income Documentation - The verification of employment is required and was not found in file.: -	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																																					Federal Compliance - Missing Employment Dates to verify two years employment history for current and/or prior employment.: Missing Employment Dates to verify two years employment history for current and/or prior employment.					TILA ATR/QM
7085335895	G1	XXXXXXXXXX	XXXXXXXXXX	MD	12/XX/2006	11/XX/2006	UTD			D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Note and Security in the file, unable to run compliance.: Incomplete Loan File. Note and Security in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2017-05-18): Pending Servicer	GENERAL COMMENT (2017-05-18): Pending Servicer		UTD	Indeterminable
7073806056	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.						-
7070792914	G1	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2020	11/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B						[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [C] Application / Processing - Missing Document: AUS not provided	AUS is missing. Unable to determine if all conditions were met. Uncertain if all guidelines met due to missing AUS										C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - not match Due Diligence Loan Designation of ATR Fail.: not match Due Diligence Loan Designation of ATR Fail.		GENERAL COMMENT (2021-09-20): Disagree: The Title - Compliance Certificate fee for $25 added on CD Date Issued 12/28/2020 would be considered an unlimited fee. The Title - Compliance Certificate fee was not disclosed on the initial LE and was added to section C on the CD. This puts the fee into the unlimited category. This is not a testing defect and no remediation required.			TILA ATR/QM
7067611811	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2002	4/XX/2002	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
7065472757	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
7060887792	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2005	10/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $898,067.38 is underdisclosed from calculated Finance Charge of $898,179.62 in the amount of $112.24.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
7059334183	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,880.07 is underdisclosed from calculated Finance Charge of $77,009.24 in the amount of $129.17. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Under disclosure is payment stream related due to DSI.: Under disclosure is payment stream related due to DSI.					-
7059057052	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2020	7/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Income Documentation - The verification of employment is required and was not found in file.: -											B	B	B	B	B	[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 11,317.56 on Final Closing Disclosure provided on 09/XX/2020 not accurate.						-
7039095885	G1	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2019	4/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $xxx.xx.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,601.72 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-392.25  is less than amount of binding Lender Credit previously disclosed in the amount of $-418.00.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				State - NC
7027528248	G1		XXXXXXXXXX	WA	8/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
7027478420	G1	XXXXXXXXXX	XXXXXXXXXX	MA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $567,483.30 is underdisclosed from calculated Finance Charge of $567,541.30 in the amount of $58.00.
																																				[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
7027199038	G1	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2020	1/XX/2020	Primary	Refinance Cash-out - Other	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Loan Designation - Temporary SHQM: Loan Designation - Temporary SHQM					TILA ATR/QM
7012587091	G1	XXXXXXXXXX	XXXXXXXXXX	MD	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[D] Credit Documentation - Missing Document: Credit Report not provided	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
7011365501	G1	XXXXXXXXXX	XXXXXXXXXX	TX	5/XX/2020	4/XX/2020	Investment	Refinance Cash-out - Other			B	B	B	B																		B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
7008849083	G1	XXXXXXXXXX	XXXXXXXXXX	CT	2/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,063.54 is underdisclosed from calculated Finance Charge of $239,484.26 in the amount of $420.72.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/26/2004.	State Compliance - PPP Expired. Prepayment charge not allowed per state (CT) - max prepayment charge for CT loan is 0% - note states 3%,2%,1%. Lender is Washington Mutual Bank FA: PPP Expired. Prepayment charge not allowed per state (CT) - max prepayment charge for CT loan is 0% - note states 3%,2%,1%. Lender is Washington Mutual Bank FA Federal Compliance - Approval indicates the Index used was 1.244%. The lowest Index available within the look-back period is 1.2292%.: Approval indicates the Index used was 1.244%. The lowest Index available within the look-back period is 1.2292%.	REVIEWER - GENERAL COMMENT (2020-01-29): Updated from: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. REVIEWER - GENERAL COMMENT (2020-01-29): Updated from: Truth In Lending Act: Final TIL Finance Charge of $239,063.54 is underdisclosed from calculated Finance Charge of $239,115.45 in the amount of $51.91.				-
7005813682	G1	XXXXXXXXXX	XXXXXXXXXX	MA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
7001899661	G1		XXXXXXXXXX	MS	10/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6999248334	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2002	7/XX/2002	Primary	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[D] Credit Documentation - Missing Document: Credit Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					UTD	Indeterminable
6997793366	G1	XXXXXXXXXX	XXXXXXXXXX	OH	9/XX/2008	8/XX/2008	Primary	Purchase		B	B	B	B	B						[B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Miscellaneous Compliance - Initial TIL not provided [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation. [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.						-
6997118361	G1	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2011	7/XX/2011	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.						-
6994075306	G1	XXXXXXXXXX	XXXXXXXXXX	MI	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
6989133051	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -											B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.						-
6981675810	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					-
6977075451	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/1999	11/XX/1999	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
6974919487	G1	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2006	11/XX/2006	Primary	Refinance Rate/Term		A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A							-
6972527303	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Income Documentation - The verification of employment is required and was not found in file.: -											A	A	A	A	A							-
6970478520	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2020	12/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2020 did not disclose whether the loan will have an escrow account.
[B] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2020 did not disclose Estimated Property Costs over Year 1.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2020 incorrectly disclosed whether the loan will have an escrow account.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Interest Rate Lock Agreement is dated 4/XX/20: Interest Rate Lock Agreement is dated 4/XX/20
Federal Compliance - Evidence of Initial application date not provided.: Evidence of Initial application date not provided.
Federal Compliance - Evidence of Initial application date not provided.: Evidence of Initial application date not provided.
Federal Compliance - Final Closing Disclosure provided on 04/XX/2020 page 4 has escrow account box checked to show the loan has an escrow account: Final Closing Disclosure provided on 04/XX/2020 page 4 has escrow account box checked to show the loan has an escrow account
Federal Compliance - Final Closing Disclosure provided on 04/XX/2020 reflects estimated escrow payment as $94.91: Final Closing Disclosure provided on 04/XX/2020 reflects estimated escrow payment as $94.91
Federal Compliance - Final Closing Disclosure provided on 04/XX/2020 reflects estimated escrow payment as $94.91: Final Closing Disclosure provided on 04/XX/2020 reflects estimated escrow payment as $94.91
Federal Compliance - Final Closing Disclosure provided on 04/XX/2020 reflects estimated escrow payment as $94.91: Final Closing Disclosure provided on 04/XX/2020 reflects estimated escrow payment as $94.91
Federal Compliance - Final Closing Disclosure provided on 04/XX/2020 disclosed Escrowed Property Costs over Year 1 fees as $1646.16: Final Closing Disclosure provided on 04/XX/2020 disclosed Escrowed Property Costs over Year 1 fees as $1646.16
Federal Compliance - Final Closing Disclosure provided on 04/XX/2020 page 4 has escrow account box checked to show the loan has an escrow account: Final Closing Disclosure provided on 04/XX/2020 page 4 has escrow account box checked to show the loan has an escrow account
																																					Federal Compliance - Evidence of Initial application date not provided.: Evidence of Initial application date not provided.					-
6964129624	G1	XXXXXXXXXX	XXXXXXXXXX	MI	8/XX/2002	7/XX/2002	UTD	UTD UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					UTD	Indeterminable
6962159786	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2021	1/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of ___ does not match AUS property type of ___.
[C] Loan File - Missing Document: Hazard Insurance Policy not provided
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Temporary SHQM is the correct Designation.: Temporary SHQM is the correct Designation.					TILA ATR/QM
6956976612	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-
6956734629	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
6956107926	G1		XXXXXXXXXX	WV	8/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6953481778	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2005	6/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
6953446392	G1	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2018	10/XX/2018	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] State Compliance - Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
																																				[B] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required.						State - NC
6952929460	G1		XXXXXXXXXX	FL	10/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6941450180	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
6928613132	G1	XXXXXXXXXX	XXXXXXXXXX	ME	5/XX/2019	1/XX/2019	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
																																				[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.						-
6918387978	G1	XXXXXXXXXX	XXXXXXXXXX	TN	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,796.83 is underdisclosed from calculated Finance Charge of $74,730.99 in the amount of $934.16.	Federal Compliance - The index value the lender used was not provided in the loan file, the lowest index in the look back is 1.2383%.: The index value the lender used was not provided in the loan file, the lowest index in the look back is 1.2383%.					-
6910947372	G1	XXXXXXXXXX	XXXXXXXXXX	AL	3/XX/2009	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing. [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
6904892781	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term	D	D	D	D	D	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR HUD Deficiency
6893885378	G1	XXXXXXXXXX	XXXXXXXXXX	TN	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
6889523772	G1		XXXXXXXXXX	CA	12/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6886741111	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2021	2/XX/2021	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $475.00 exceeds tolerance of $254.00 plus 10% or $279.40.  Insufficient or no cure was provided to the borrower.
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $475.00 exceeds tolerance of $254.00 plus 10% or $279.40. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - per review, the loan is a Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM: per review, the loan is a Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM
Federal Compliance - Missing a valid Change of Circumstance. No cure was provided to the borrower: Missing a valid Change of Circumstance. No cure was provided to the borrower	SELLER - GENERAL COMMENT (2021-09-20): Disagree: The ten percent recording fees did increase outside the allowable threshold by $195.60. There is an over tolerance credit in the amount of $195.60 present in section J on the Final CD. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the recording fees. This is not a testing defect. No corrective action required.
REVIEWER - CURED COMMENT (2021-09-20): Cured on final CD
																																						REVIEWER - CURED COMMENT (2021-09-20): Sufficient Cure Provided At Closing	GENERAL COMMENT (2021-09-20): Disagree: The ten percent recording fees did increase outside the allowable threshold by $195.60. There is an over tolerance credit in the amount of $195.60 present in section J on the Final CD. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the recording fees. This is not a testing defect. No corrective action required.			TILA ATR/QM
6883237341	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2014	1/XX/2014	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						-
6879990122	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,368.00.	Federal Compliance - The loan estimate reflected a $1,368 lender credit to the borrowers. The final closing disclosure did not reflect a lender credit to the borrowers at closing. There was no cure provided to the borrowers.: The loan estimate reflected a $1,368 lender credit to the borrowers. The final closing disclosure did not reflect a lender credit to the borrowers at closing. There was no cure provided to the borrowers.	SELLER - GENERAL COMMENT (2021-09-15): 22695880-TILA - SOL Not EXpired-compliance-TRID Lender Credit Tolerance Violation-TILA-RESPA Integrated Disclosure: Zero Percent Tolerance eXceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,368.00. (9300)-The loan estimate reflected a $1,368 lender credit to the borrowers. The final closing disclosure did not reflect a lender credit to the borrowers at closing. There was no cure provided to the borrowers.-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.
SELLER - GENERAL COMMENT (2021-09-15): Disagree: The Lender Credit decreased from -$1,368 to $0 on LE issued 7/XX/2020 and remained $0 through closing, with a valid Change Circumstance dated 7/XX/2020 reason of "change to lock status." Copy of changed circumstance attached.
REVIEWER - GENERAL COMMENT (2021-09-15): Rate lock provided does not disclose a change in lender credit, exception stands.	GENERAL COMMENT (2021-09-15): 22695880-TILA - SOL Not Expired-compliance-TRID Lender Credit Tolerance Violation-TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,368.00. (9300)-The loan estimate reflected a $1,368 lender credit to the borrowers. The final closing disclosure did not reflect a lender credit to the borrowers at closing. There was no cure provided to the borrowers.-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																																							GENERAL COMMENT (2021-09-15): Disagree: The Lender Credit decreased from -$1,368 to $0 on LE issued 7/23/2020 and remained $0 through closing, with a valid Change Circumstance dated 7/23/2020 reason of "change to lock status." Copy of changed circumstance attached.			-
6874250557	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/1999	5/XX/1999	Primary	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					UTD	Indeterminable
6872794676	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2008	1/XX/2008	Primary	Purchase		B	B	B	B	B						[B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
6871902779	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.						-
6867850284	G1	XXXXXXXXXX	XXXXXXXXXX	DE	12/XX/2008	11/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
6859268224	G1	XXXXXXXXXX	XXXXXXXXXX	WA	5/XX/2011	4/XX/2011	Primary	Refinance Rate/Term	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.					Yes	TR Indeterminable
6857072596	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	12/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
6848618016	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/1995	1/XX/1995	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
6847837713	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2020	6/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 07/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 07/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					-
6847065199	G1	XXXXXXXXXX	XXXXXXXXXX	IN	8/XX/2006	8/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.						-
6842638688	G1	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.	State Compliance - Late charge not allowed per state (MA) - no late fee may be assessed before 15 days from the due date - note states 10 days.: Late charge not allowed per state (MA) - no late fee may be assessed before 15 days from the due date - note states 10 days. State Compliance - Late charge not allowed per state (MA) - max late charge for MA is the lesser of $10 or 5% - note states the greater of $10 or 5%.: Late charge not allowed per state (MA) - max late charge for MA is the lesser of $10 or 5% - note states the greater of $10 or 5%.					-
6839075235	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2020	2/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Loan File - Missing Document: Hazard Insurance Policy not provided	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2020 did not disclose an Estimated Taxes, Insurance, and Assessments payment.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 07/XX/2020 not accurate.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - No escrows are reflected on the CD.: No escrows are reflected on the CD.
Federal Compliance - The Coop fee which is $21,684 annually was not disclosed in the Amount of Estimated Property Costs Over Year 1 on page 4 of the final Closing Disclosure.: The Coop fee which is $21,684 annually was not disclosed in the Amount of Estimated Property Costs Over Year 1 on page 4 of the final Closing Disclosure.
																																					Federal Compliance - Initial CD was not provided with proof of borrower receipt. Applying the mailing rule, CD was not provided at least three business days prior to closing.: Initial CD was not provided with proof of borrower receipt. Applying the mailing rule, CD was not provided at least three business days prior to closing.					-
6828458664	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2009	11/XX/2009	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
6810728565	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2003	12/XX/2002	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.						-
6810025871	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Other	C	C	C	C	C	[D] Closing / Title - Missing Document: Security Instrument not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Late Charge
6801241116	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2021	10/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] General - 1003 Subject Address does not match Note address.											A	A	A	A	A							-
6798675421	G1	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2000	6/XX/2000	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $839,087.27 is underdisclosed from calculated Finance Charge of $839,347.64 in the amount of $260.37.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2000, prior to three (3) business days from transaction date of 07/XX/2000.	Federal Compliance - Disclosed payment on Note of $3214.82 does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note of $3214.82 does not correspond with the loan amount, loan term, and interest rate on the loan.					-
6782078329	G1	XXXXXXXXXX	XXXXXXXXXX	LA	10/XX/2015	8/XX/2015	Primary	Refinance Rate/Term	Higher Priced QM	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.	REVIEWER - GENERAL COMMENT (2021-03-25): exception EXplanation Updated from: Most Recent Valuation Inspection Date: 09/XX/2015
Disaster End Date: 04/XX/2016
Disaster Name: SEVERE STORMS AND FLOODING
Disaster Declaration Date: 03/XX/2016	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2015 used as disbursement date for compliance testing.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.22880% or Final Disclosure APR of 5.25000% is in excess of allowable threshold of APOR 3.05% + 1.5%, or 4.55000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[B] Federal Compliance - (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to consumer.
[B] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2015, prior to three (3) business days from transaction date of 10/XX/2015.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
6772267397	G1		XXXXXXXXXX	FL	3/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6765540525	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
6758967607	G1		XXXXXXXXXX	NJ	5/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
6746906354	G1	XXXXXXXXXX	XXXXXXXXXX	AR	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
6742099859	G1		XXXXXXXXXX	GA	6/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6718386126	G1		XXXXXXXXXX	TX	7/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6715341253	G1	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,135.15 is underdisclosed from calculated Finance Charge of $210,417.92 in the amount of $282.77.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
6710980854	G1	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___											B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 06/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 06/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					-
6691957306	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2020	2/XX/2020	Investment	Refinance Cash-out - Debt Consolidation	N/A	B	B	B	B	B						[C] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: - [C] General - Missing Document: 1007 Rent Comparison Schedule not provided											B	B	B	B	B	[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.						-
6675998317	G1	XXXXXXXXXX	XXXXXXXXXX	IN	5/XX/2015	3/XX/2015	Primary	Refinance Cash-out - Other	Safe Harbor QM	D	D	D	D	D	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	The mortgage statement was provided for current data.
The property is located in XXX, Indiana.  Provide a post-disaster inspection verifying there was no damage from Severe Storms and Flooding.  The inspection must include exterior photos and the property must be re-inspected on or after, 3/x/2108, declared end date.
The file was missing a copy of the final title policy.
Missing 6 months reserves, as compensating factor.
687 FICO is less than 760, for 85% CLTV.
4506-t has no dates requested
The Note reported 5/XX/2025, and the mortgage extended it to, 6/XX/2025.
Missing comparable photos.
The 2nd mortgagee reported the lender, only.
Insurance coverage expired on, 6/XX/2015.
Homestead exemption was not waived.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	Interior inspection is missing.	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] State Compliance - Indiana Late Charge Amount Testing: Indiana Late Charge: Note late charge amount of $25.00 exceeds the state maximum of $18.50.
[B] State Compliance - Indiana Prepayment Penalty Second Lien Test: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a refinance by the same lender.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - A legible copy is required to ensure accuracy of data captured. (Not Tested): A legible copy is required to ensure accuracy of data captured. (Not Tested)
Miscellaneous Compliance - Applications are missing, but the date was confirmed.: Applications are missing, but the date was confirmed.
Federal Compliance - The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within 3 days of originator application date.: The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within 3 days of originator application date.
Miscellaneous Compliance - Missing rate lock confirmation documentation.: Missing rate lock confirmation documentation.
State Compliance - The $295, early closure fee was not reported.: The $295, early closure fee was not reported.
Federal Compliance - Confirmation of the rate lock is missing.: Confirmation of the rate lock is missing.
Federal Compliance - GFE was dated, 4/XX/2015, and the application date was, 3/XX/2015.: GFE was dated, 4/XX/2015, and the application date was, 3/XX/2015.
Federal Compliance - Missing the final , updated GFE.: Missing the final , updated GFE.
Federal Compliance - Missing the final , updated GFE.: Missing the final , updated GFE.
Federal Compliance - The $295, early closure fee was not reported.: The $295, early closure fee was not reported.
Federal Compliance - H8 form was used for a same lender refinance.: H8 form was used for a same lender refinance.	REVIEWER - GENERAL COMMENT (2021-01-13): HUD provided with trailing documents is illegible, unable to clear exception.
																																						SELLER - GENERAL COMMENT (2021-01-13): HUD provided with trailing documents is illegible, unable to clear exception.	GENERAL COMMENT (2021-01-13): HUD provided with trailing documents is illegible, unable to clear exception.		Yes	TR Indeterminable (UAL State)
6674884963	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
6672546612	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
6667714857	G1		XXXXXXXXXX	DE	6/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6657269785	G1	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
6642628431	G1	XXXXXXXXXX	XXXXXXXXXX	LA	1/XX/2018	11/XX/2017	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
6640265292	G1		XXXXXXXXXX	OH	9/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6637648896	G1		XXXXXXXXXX	VA	2/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6624152084	G1	XXXXXXXXXX	XXXXXXXXXX	UT	1/XX/2009	12/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2009, prior to three (3) business days from transaction date of 01/XX/2009.						-
6623801712	G1	XXXXXXXXXX	XXXXXXXXXX	WA	8/XX/2019	7/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] General - Missing Document: Hybrid Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
6619892832	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2011	1/XX/2011	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
6612490864	G1	XXXXXXXXXX	XXXXXXXXXX	MD	3/XX/2004	2/XX/2004	Primary	Purchase	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					No	TNR Testing Not Required
6612438619	G1	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
6606777392	G1	XXXXXXXXXX	XXXXXXXXXX	MA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
6605964386	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.						-
6596863032	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
6594670135	G1		XXXXXXXXXX	AL	12/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): As disclosed, we did not test due to missing documents.	GENERAL COMMENT (2021-09-22): As disclosed, we did not test due to missing documents.		UTD	Indeterminable
6588900154	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2020	6/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided											B	B	B	B	B	[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 07/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 07/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					-
6586755746	G1	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2020	5/XX/2020	Investment	Refinance Cash-out - Debt Consolidation	N/A	B	B	B	B	B	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: PITIA months reserves discrepancy.: Calculated PITIA months reserves of ___ is less than AUS PITIA months reserves of ___. [C] Miscellaneous - Missing Document: Credit Letter of Explanation (LOE) not provided [B] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: -	B	B	B	B	B	[B] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - verified loan application in file that property is an investment: verified loan application in file that property is an investment					-
6580812381	G1	XXXXXXXXXX	XXXXXXXXXX	OR	1/XX/2016	10/XX/2015	Primary	Refinance Rate/Term	Higher Priced QM	B	B	B	B	B	[C] Miscellaneous - Credit Exception:
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2015 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
6580195499	G1	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2006	8/XX/2006	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.	State Compliance - PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for (IL) is 3%, 2%, 1% declining for an ARM - note states 6 months interest for 36 months. Lender is Chase Bank USA, N.A.: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for (IL) is 3%, 2%, 1% declining for an ARM - note states 6 months interest for 36 months. Lender is Chase Bank USA, N.A.					-
6571747121	G1	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2020	6/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower
Federal Compliance - Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.: Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.
Federal Compliance - Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.: Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																																					Federal Compliance - Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.: Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.					TILA ATR/QM
6559697999	G1	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/2010	4/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.						-
6553167969	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
6553113628	G1	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6546069758	G1		XXXXXXXXXX	MA	9/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
6536090332	G1		XXXXXXXXXX	CA	10/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6528274082	G1	XXXXXXXXXX	XXXXXXXXXX	WI	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 007/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
6525356066	G1	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,645.88 on Final Closing Disclosure provided on 08/XX/2017 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-03-25): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
6518220774	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2008	1/XX/2008	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
6515181114	G1	XXXXXXXXXX	XXXXXXXXXX	OH	9/XX/2000	9/XX/2000	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $1,536.00 exceeds the state maximum of 1% of the original balance ($xxx.xx). Prepay language states prepay will not exceed maximum permitted by applicable law.						-
6514506673	G1		XXXXXXXXXX	FL	3/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6507959169	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.											B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 04/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 04/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					-
6505448799	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/1999	6/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of x% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,517.67 is underdisclosed from calculated Finance Charge of $198,117.31 in the amount of $599.64.	Federal Compliance - unable to determine due to missing itemization: unable to determine due to missing itemization					-
6493056454	G1	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2000	10/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
6492876736	G1		XXXXXXXXXX	WY	4/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6492162518	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2006	5/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
6490563458	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2012	9/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
6483435722	G1	XXXXXXXXXX	XXXXXXXXXX	MO	12/XX/2014	10/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $500.00 exceeds the state maximum of 2% of the prepaid balance ($236.96).
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.00000% is underdisclosed from calculated APR of 5.31890% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $3,230.98 is underdisclosed from calculated Finance Charge of $3,405.31 in the amount of $174.33.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
6474751756	G1	XXXXXXXXXX	XXXXXXXXXX	IN	10/XX/2015	9/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument loan amount and note original loan amount do not concur.
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	REVIEWER - GENERAL COMMENT (2021-04-09): exception EXplanation Updated from: Representative FICO score of 678 is less than Guideline representative FICO score of 760.	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
																																				[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.						-
6472230252	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided											B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
6462084885	G1	XXXXXXXXXX	XXXXXXXXXX	IN	12/XX/2002	11/XX/2002	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test						-
6456380026	G1	XXXXXXXXXX	XXXXXXXXXX	TX	2/XX/1997	2/XX/1997	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1997 which is 0 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,504.12 is underdisclosed from calculated Finance Charge of $227,609.13 in the amount of $105.01.	Federal Compliance - TIL Itemization did not disclose Settlement Fee of $75.00 or $30.00 Title Courier Fee as Prepaid Finance Charges.: TIL Itemization did not disclose Settlement Fee of $75.00 or $30.00 Title Courier Fee as Prepaid Finance Charges.					-
6450942333	G1	XXXXXXXXXX	XXXXXXXXXX	VA	2/XX/2008	1/XX/2008	Primary	Refinance UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																				[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.					Yes	TR Indeterminable
6443074952	G1	XXXXXXXXXX	XXXXXXXXXX	MO	10/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
6442782757	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[D] Credit Documentation - Missing Document: Credit Report not provided											A	A	A	A	A							-
6442530579	G1	XXXXXXXXXX	XXXXXXXXXX	LA	4/XX/2004	3/XX/2004	Investment	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6440603058	G1	XXXXXXXXXX	XXXXXXXXXX	OH	12/XX/1993	11/XX/1993	Primary	Purchase		B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
6439856413	G1	XXXXXXXXXX	XXXXXXXXXX	MS	7/XX/2009	6/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009.						-
6436308191	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6435536419	G1	XXXXXXXXXX	XXXXXXXXXX	AL	10/XX/2015	8/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	B	B	B	B	B	[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
																																				[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.						-
6420484753	G1	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
6417646641	G1	XXXXXXXXXX	XXXXXXXXXX	IN	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
6412669238	G1	XXXXXXXXXX	XXXXXXXXXX	TX	11/XX/1998	10/XX/1998	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1998 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 10.81000% is underdisclosed from calculated APR of 12.02680% outside of 0.250% tolerance.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,717.26 is underdisclosed from calculated Finance Charge of $93,741.52 in the amount of $3,024.26.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of amount financed.: Unable to determine under disclosure due to missing Itemization of amount financed.					-
6404741010	G1	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 007/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 005/XX/2004.						-
6390421033	G1	XXXXXXXXXX	XXXXXXXXXX	OH	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,500.82 is underdisclosed from calculated Finance Charge of $199,563.51 in the amount of $62.69.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.	State Compliance - PPP Expired. Prepayment Penalty Charges are not allowed, prior to 2007, per state (OH) - max prepayment penalty charge for OH 1% interest - note states 3%, 2%, 1%. Lender is XXX: PPP Expired. Prepayment Penalty Charges are not allowed, prior to 2007, per state (OH) - max prepayment penalty charge for OH 1% interest - note states 3%, 2%, 1%. Lender is XXX, inc. Federal Compliance - Under disclosure due to calculated pay stream does not match the lender's final TIL pay stream.: Under disclosure due to calculated pay stream does not match the lender's final TIL pay stream.					-
6377211687	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2016	12/XX/2015	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
																																				[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
6370694592	G1	XXXXXXXXXX				8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and the HUD in the file, unable to run compliance.: Incomplete Loan File. Security and the HUD in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
6356747291	G1	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2007	4/XX/2007	Primary	Purchase		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
6350787776	G1		XXXXXXXXXX	TX	1/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6342782537	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2021	12/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
6338117333	G1		XXXXXXXXXX	AL	10/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6337761340	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
6332963561	G1	XXXXXXXXXX	XXXXXXXXXX	MO	8/XX/2020	5/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-381.00.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $947.67 exceeds tolerance of $117.00 plus 10% or $128.70.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $185.06 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Application / Processing - Initial 1003 is not signed by the Borrower or Lender: Initial 1003 is not signed by the Borrower or Lender
Federal Compliance - Same Lender refinance requires form H-9: Same Lender refinance requires form H-9
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - Missing valid COC and no evidence of cure provided: Missing valid COC and no evidence of cure provided
Federal Compliance - Missing valid COC and no evidence of cure provided: Missing valid COC and no evidence of cure provided
																																					Federal Compliance - Missing valid COC and no evidence of cure provided: Missing valid COC and no evidence of cure provided					-
6331480075	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2007	9/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.	REVIEWER - GENERAL COMMENT (2019-02-20): Disclosure is present in file but we are not able to determine if it was received by the borrower.				-
6309134810	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6303918069	G1	XXXXXXXXXX	XXXXXXXXXX	IN	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
6299533060	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2004	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-
6294714450	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/07/2008.	State Compliance - 10 day grace period is less than 15 day minimum required per state (NY).: 10 day grace period is less than 15 day minimum required per state (NY). State Compliance - 5% late charge exceeds 2% maximum charge per state (NY).: 5% late charge exceeds 2% maximum charge per state (NY).					-
6293490449	G1		XXXXXXXXXX	KY	4/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
6282112514	G1	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2005	5/XX/2005	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
6276246481	G1	XXXXXXXXXX	XXXXXXXXXX	ND	8/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Other	Higher Priced QM	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [B] Document Error - There is no dollar amount noted on the title policy.	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
6266537894	G1		XXXXXXXXXX	AL	12/XX/2002					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6259246967	G1		XXXXXXXXXX	VT	8/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6254791415	G1	XXXXXXXXXX	XXXXXXXXXX	VA	11/XX/2009	9/XX/2009	Investment	Refinance Rate/Term		A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											A	A	A	A	A							-
6254403424	G1	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
6241109936	G1		XXXXXXXXXX	VT	8/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6235496748	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2020	5/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. [B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,266.25 exceeds tolerance of $1,949.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - The initial CD is not signed by borrower and no disclosure in file with signature.: The initial CD is not signed by borrower and no disclosure in file with signature. Federal Compliance - There is no cure in file.: There is no cure in file.					-
6228407921	G1	XXXXXXXXXX	XXXXXXXXXX	IN	6/XX/2020	4/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Application / Processing - The initial 1003 is not signed by any party.: The initial 1003 is not signed by any party. Federal Compliance - Unable to verify: Unable to verify					-
6224878751	G1		XXXXXXXXXX	OH	7/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6207996422	G1	XXXXXXXXXX	XXXXXXXXXX	AR	9/XX/2019	7/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] General - Missing Document: Hybrid Appraisal not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Application / Processing - Missing Valuation:: -
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
6200065914	G1	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2012	6/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
																																				[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.						-
6194001037	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $363,261.92 is underdisclosed from calculated Finance Charge of $363,734.58 in the amount of $472.66.	Federal Compliance - Unable to determine reason for under disclosure as file is missing the Itemization of Amount Financed.: Unable to determine reason for under disclosure as file is missing the Itemization of Amount Financed.					-
6186020949	G1	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
6183235206	G1	XXXXXXXXXX	XXXXXXXXXX	MN	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
6181955388	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2020	5/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Closing / Title - Missing Document: Rider - PUD not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -	B	B	B	B	B	[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Closing Disclosure dated 07/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 07/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.
																																					Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.					-
6178506863	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2003	10/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,975.05 is underdisclosed from calculated Finance Charge of $209,066.88 in the amount of $91.83.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
6177996243	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2001	2/XX/2001	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6171989538	G1	XXXXXXXXXX	XXXXXXXXXX	CO	6/XX/2020	4/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Application / Processing - Missing Document: Tax Certificate not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Document is present in file. Missing borrower's name and address to show it was provided to them.: Document is present in file. Missing borrower's name and address to show it was provided to them. Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.					-
6168229641	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/1997	9/XX/1997	Investment	Refinance Rate/Term		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
6162687612	G1		XXXXXXXXXX	TN	1/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6162165906	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2005	1/XX/2005	Primary	Purchase		B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						-
6161519212	G1	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2020	7/XX/2020	Second Home	Refinance Rate/Term	Non QM	C	C	C	C	C	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[C] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds AUS high loan to value percentage of ___
[C] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds AUS combined loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds AUS loan to value percentage of ___.
[C] Loan File - Missing Document: Hazard Insurance Policy not provided
[C] Application / Processing - Missing Valuation:: -
[C] Income Documentation - REO Documents are missing.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -	This is a secondary job and the income was not used to qualify.	C	C	C	C	C	[C] Federal Compliance - Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Federal Compliance - Loan is waterfalling to QM standards due to a missing appraisal.: Loan is waterfalling to QM standards due to a missing appraisal.
																																					Federal Compliance - Loan is waterfalling to QM standards due to a missing appraisal.: Loan is waterfalling to QM standards due to a missing appraisal.					TILA ATR/QM
6157948229	G1	XXXXXXXXXX	XXXXXXXXXX	CT	5/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided											B	B	B	B	B	[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $248.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Rate Lock Fee of $248.75 was not disclosed on Loan Estimate.: Rate Lock Fee of $248.75 was not disclosed on Loan Estimate.					-
6157072479	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A	A	A	A	A	A	GENERAL COMMENT (2021-09-15): 22726082-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $14.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)-Missing Valid COC and no evidence of cure provided.-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																																							GENERAL COMMENT (2021-09-15): Disagree: Title - Recording Service fee was not held to a zero percent tolerance. The title - recording service fee was not disclosed in section C of the Initial LE but was present in section B on the Final CD. Title related fees that are added to section B of the CD are placed in the ten percent tolerance category. Aggregate ten percent baseline established from the initial LE was $1,985. Final ten percent fees total included on the CD was $1,402. This is not a testing defect so no corrective action is required.			-
6155768919	G1	XXXXXXXXXX	XXXXXXXXXX	AR	11/XX/2018	10/XX/2018	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.73890% or Final Disclosure APR of 5.74000% is in excess of allowable threshold of APOR 4.21% + 1.5%, or 5.71000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 1,310.28 on Final Closing Disclosure provided on 11/XX/2018 not accurate.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
6153455222	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2004	10/XX/2004	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
6143785042	G1	XXXXXXXXXX	XXXXXXXXXX	GA	7/XX/2003	6/XX/2003	Primary	Purchase	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR HUD Deficiency
6121829868	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.						-
6121333123	G1	XXXXXXXXXX	XXXXXXXXXX	WI	8/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003					No	TNR Testing Not Required
6115971502	G1		XXXXXXXXXX	PA	11/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
6114563772	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
6113511113	G1	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Loan File - Missing Document: Hazard Insurance Policy not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Application / Processing - Initial 1003 was not signed by the Lender or Borrower.: Initial 1003 was not signed by the Lender or Borrower. Federal Compliance - Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	REVIEWER - GENERAL COMMENT (2021-09-15): NMLS on final 1003 and originator licensed several years prior to closing SELLER - GENERAL COMMENT (2021-09-23): Issue not reviewed. Per capital markets, The investor went back to the vendor doing the compliance review and found these as being non-material. They ask that we do not work this issue.	GENERAL COMMENT (2021-09-23): Issue not reviewed. Per capital markets, The investor went back to the vendor doing the compliance review and found these as being non-material. They ask that we do not work this issue.			-
6100371075	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
6094061201	G1	XXXXXXXXXX	XXXXXXXXXX	CT	9/XX/2005	8/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6091701462	G1	XXXXXXXXXX	XXXXXXXXXX	OH	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
																																				[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-
6091165491	G1	XXXXXXXXXX	XXXXXXXXXX	MN	4/XX/2017	3/XX/2017	Primary	Refinance Streamlined	VA Safe Harbor QM	B	B	B	B	B	[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.
[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] Income Documentation - Income Docs Missing:: -
[C] Income Documentation - Income Docs Missing:: -
[C] Government Documentation - Loan Guaranty Certificate is missing.: -
[C] Application / Processing - Missing Document: AUS not provided
[C] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[C] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[C] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided
[C] Income Documentation - The verification of employment is not within 10 business days of the Note.: -
[C] Income Documentation - The verification of employment is not within 10 business days of the Note.: -
[C] Government Documentation - VA - IRRRL Comparison is not compliant.: -
[C] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: -
[C] General - VA - Veteran's Statement - Final is missing.: -
																				[B] Miscellaneous Compliance - Loan has been identified as FHA/VA	Borrower's signature is missing.										B	B	B	B	B	[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
6081155140	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2001	10/XX/2001	Primary	Purchase	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[D] Credit Documentation - Missing Document: Credit Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					No	TNR Testing Not Required
6078276017	G1	XXXXXXXXXX	XXXXXXXXXX	IN	7/XX/2020	5/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: - [C] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: -											A	A	A	A	A							-
6078014071	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2006	12/XX/2006	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6076898116	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2003	1/XX/2003	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
6071837734	G1	XXXXXXXXXX	XXXXXXXXXX	LA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,812.47 is underdisclosed from calculated Finance Charge of $78,936.41 in the amount of $123.94.	Federal Compliance - Payment stream variance is due to DSI: Payment stream variance is due to DSI					-
6071798776	G1	XXXXXXXXXX	XXXXXXXXXX	OH	3/XX/2002	2/XX/2002	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
6055121544	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A							-
6042475344	G1	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.						-
6040193634	G1		XXXXXXXXXX	IL	6/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
6032562695	G1	XXXXXXXXXX	XXXXXXXXXX	MN	7/XX/2004	7/XX/2004	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
6017687190	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2020	10/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] General - Missing Document: Cancelled Check(s) not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Proof of Earnest Money Deposit not provided MIC not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Application / Processing - Initial Lender's 1003 not provided: Initial Lender's 1003 not provided Federal Compliance - The initial application was not provided in the file.: The initial application was not provided in the file. Federal Compliance - Missing evidence of initial loan application date.: Missing evidence of initial loan application date. Federal Compliance - Missing Initial Loan Application Date.: Missing Initial Loan Application Date.	REVIEWER - GENERAL COMMENT (2021-09-09): Regraded to Ev2-B. NMLS info on final 1003. Originator and Company license active several years prior to loan closing.				-
6012256989	G1	XXXXXXXXXX	XXXXXXXXXX	TN	2/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/13/2004. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
6003324020	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2002	11/XX/2002	Investment	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6001877540	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
5992583292	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2007	11/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status [B] Federal Compliance - CHARM Booklet Disclosure Status [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
5986109702	G1	XXXXXXXXXX	XXXXXXXXXX	CT	11/XX/2010	9/XX/2010	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.						-
5976662171	G1	XXXXXXXXXX	XXXXXXXXXX	WA	11/XX/2020	7/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower
Federal Compliance - Application date 07/XX/2020 and disclosure is dated 10/XX/2020: Application date 07/XX/2020 and disclosure is dated 10/XX/2020
Federal Compliance - Due to Seller and Lender paying part of the escrows: Due to Seller and Lender paying part of the escrows
Federal Compliance - Application is dated 07/XX/2020 and the disclosure is dated 10/XX/2020: Application is dated 07/XX/2020 and the disclosure is dated 10/XX/2020
State Compliance - Application date 07/XX/2020 and the disclosure is dated 10/XX/2020: Application date 07/XX/2020 and the disclosure is dated 10/XX/2020	GENERAL COMMENT (2021-09-15): 22695645-TILA - SOL Not Expired-compliance-TRID Loan Estimate Timing-TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/24/2020)-Application is dated 07/19/2020 and the disclosure is dated 10/24/2020-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																																							GENERAL COMMENT (2021-09-15): Disagree: Customer was pre-qualified on 7/19/20; no property or address selected. 10/23/20 property and address added and Reg B timer re-started. Initial Loan Estimate distributed on 10/24/20 within timing requirements. Address was last piece for Reg Z application. See attached Loan Notes.			-
5967883170	G1	XXXXXXXXXX	XXXXXXXXXX	SC	4/XX/2021	12/XX/2020	Second Home	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[C] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to the note date.: -
[C] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: PITIA months reserves discrepancy.: Calculated PITIA months reserves of ___ is less than AUS PITIA months reserves of ___.	New credit report required to be pulled. Per AUS loan to close by 4/19/21.
Lender added XXX card payments of $577.79 on 11-06 from XXX checking account counting liability instead of requiring additional documentation. Lender added XXX Services payments of $214.52 on 11-30,10/1, 10/30 from XXX checking account counting liability instead of requiring additional documentation.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.					TILA ATR/QM
5955056459	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
5951661675	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2014	9/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Income Documentation - Income Docs Missing:: -
[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Application / Processing - Missing Document: Note - Other (non-subject) not provided	Calculated combined loan to value percentage of 132.36148% exceeds Guideline combined loan to value percentage of 75.00000%.	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.00000% is underdisclosed from calculated APR of 5.14087% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $6,395.87 is underdisclosed from calculated Finance Charge of $6,568.88 in the amount of $173.01.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2014, prior to three (3) business days from transaction date of 12/XX/2014.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
5940891319	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2004	1/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,070.44 is underdisclosed from calculated Finance Charge of $258,217.28 in the amount of $146.84.	Federal Compliance - TIL Itemization only disclosed Settlement/Attorney charges in the amount of $600.00 and Final HUD reflects $850.00. TIL itemization did not disclose a Notice of Settlement fee of $124.00 as a prepaid finance charge.: TIL Itemization only disclosed Settlement/Attorney charges in the amount of $600.00 and Final HUD reflects $850.00. TIL itemization did not disclose a Notice of Settlement fee of $124.00 as a prepaid finance charge.					-
5937144366	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2007	1/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
5930041471	G1	XXXXXXXXXX	XXXXXXXXXX	NC	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
5929093524	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	State Compliance - 10 day grace period is less than minimum of 15 days per state of New Jersey: 10 day grace period is less than minimum of 15 days per state of New Jersey
																																					Miscellaneous Compliance - good faith estimate is missing: good faith estimate is missing					Late Charge
5925673505	G1	XXXXXXXXXX	XXXXXXXXXX	IA	9/XX/2009	9/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
5924492809	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	11/XX/2011	9/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.						-
5919407385	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -											B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						-
5919383916	G1	XXXXXXXXXX	XXXXXXXXXX	NE	2/XX/2016	12/XX/2015	Primary	Refinance Cash-out - Other	Non QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security Instrument Loan Amount  was not provided
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	REVIEWER - GENERAL COMMENT (2021-04-19): exception EXplanation Updated from: Representative FICO score of is less than Guideline representative FICO score of 720.	B	B	B	B	B	[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.74990% or Final Disclosure APR of 4.75000% is in excess of allowable threshold of APOR 3.02% + 1.5%, or 4.52000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
[B] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/XX/2016 disclosed a Loan Term that does not match the actual loan term for the loan.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2016 incorrectly disclosed whether the loan contains a Prepayment Penalty.	Federal Compliance - Non-QM Loan: Non-QM Loan					-
5916347381	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $556,436.68 is underdisclosed from calculated Finance Charge of $556,791.70 in the amount of $355.02.	Federal Compliance - Under disclosure appears to be payment stream related, due to DSI.: Under disclosure appears to be payment stream related, due to DSI.					-
5916135444	G1	XXXXXXXXXX	XXXXXXXXXX	GA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
5913907938	G1	XXXXXXXXXX	XXXXXXXXXX	KY	2/XX/2006	1/XX/2006	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		SELLER - GENERAL COMMENT (2021-09-17): Agreed	GENERAL COMMENT (2021-09-17): Agreed		Yes	TR Indeterminable (UAL State)
5893233943	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
5891421228	G1	XXXXXXXXXX	XXXXXXXXXX	TX	11/XX/2020	6/XX/2020	Investment	Refinance Rate/Term	N/A		A	A	A	A																		A	A	A	A							-
5887013127	G1		XXXXXXXXXX	TX	12/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5884882764	G1	XXXXXXXXXX	XXXXXXXXXX	KS	7/XX/2008	7/XX/2008	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
5884536635	G1	XXXXXXXXXX	XXXXXXXXXX	SC	9/XX/2007	8/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)						-
5882173364	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2005	9/XX/2005	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Application / Processing - Missing Document: Flood Certificate not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
																																				[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.						-
5866106860	G1	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/1994	1/XX/1994	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1994 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/1993.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
5865398259	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.						-
5863599847	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
5863420679	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2004	5/XX/2004	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.						-
5859344085	G1	XXXXXXXXXX	XXXXXXXXXX	MI	5/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
5855253794	G1	XXXXXXXXXX	XXXXXXXXXX	WI	2/XX/2021	1/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Documentation - The verification of employment is required and was not found in file.: -	Verification of employment from previous employer not provided.	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Not provided within three 3 business days: Not provided within three 3 business days	REVIEWER - CURED COMMENT (2021-09-08): Sufficient Cure Provided At Closing				-
5845140025	G1	XXXXXXXXXX	XXXXXXXXXX	OH	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
5838427544	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[B] Credit Documentation - Credit Report Error: Months Reported was not provided: - [B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___	Months Reported is missing Hazard Insurance Policy expires within 90 days of the Note Date.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Final Closing Disclosure Security Interest: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2020 disclosed the address for which the consumer is granting a security interest that does not match the collateral address for the loan.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $846.26 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Application / Processing - noted: noted Federal Compliance - Closing Disclosure Security Interest does not match the collateral address for the loan: Closing Disclosure Security Interest does not match the collateral address for the loan Federal Compliance - no cure was provided to the borrower.: no cure was provided to the borrower.					-
5836791214	G1	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Non QM	C	C	C	C	C	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Application / Processing - Missing Valuation:: -
[C] Income Documentation - REO Documents are missing.: -	Appraisal has not been provided.	C	C	C	C	C	[C] Federal Compliance - Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Miscellaneous Compliance - Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate.
[C] Miscellaneous Compliance - Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX Rd.  Lease Agreement and/or Tax Return not provided.
[C] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient.
[C] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Loan is waterfalling to QM requirements due to a missing appraisal.: Loan is waterfalling to QM requirements due to a missing appraisal.
Federal Compliance - Loan is waterfalling to QM requirements due to a missing appraisal.: Loan is waterfalling to QM requirements due to a missing appraisal.
Miscellaneous Compliance - Loan is waterfalling to QM requirements due to a missing appraisal.: Loan is waterfalling to QM requirements due to a missing appraisal.
Miscellaneous Compliance - Loan is waterfalling to QM requirements due to a missing appraisal.: Loan is waterfalling to QM requirements due to a missing appraisal.
Federal Compliance - Loan is waterfalling to QM requirements due to a missing appraisal.: Loan is waterfalling to QM requirements due to a missing appraisal.
Federal Compliance - Loan is waterfalling to QM requirements due to a missing appraisal.: Loan is waterfalling to QM requirements due to a missing appraisal.
Federal Compliance - Loan is waterfalling to QM requirements due to a missing appraisal.: Loan is waterfalling to QM requirements due to a missing appraisal.
Federal Compliance - Loan is waterfalling to QM requirements due to a missing appraisal.: Loan is waterfalling to QM requirements due to a missing appraisal.
																																					Federal Compliance - The initial closing disclosure is not signed at least three business days prior to closing.: The initial closing disclosure is not signed at least three business days prior to closing.					TILA ATR/QM
5834692424	G1		XXXXXXXXXX	KY	7/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
5834296255	G1	XXXXXXXXXX	XXXXXXXXXX	TX	8/XX/2007		Primary	Refinance Rate/Term		1	A	A	A	A						Exception: Missing Document: Modification Approval / Workout Agreement not provided- - Rating - 1;											1	A	A	A	A							-
5825274378	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
5825144503	G1	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 005/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.						-
5823373474	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2003	11/XX/2003	Second Home	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
5816986648	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2003	6/XX/2003	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
5815663209	G1	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2019	7/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Security Interest: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019 disclosed the address for which the consumer is granting a security interest that does not match the collateral address for the loan.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-326.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-636.00.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-03-25): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
5812883162	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2003	10/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B						[B] Miscellaneous Compliance - Loan has been identified as FHA/VA [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	Loan is an FHA loan.										B	B	B	B	B	[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
5811704997	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2021	11/XX/2020	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] General - Valuation address does not match Note address.: -	XXX is address how it appears on appraisal report.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
5808546030	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2006	5/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
5808193976	G1	XXXXXXXXXX	XXXXXXXXXX	AR	10/XX/2015	8/XX/2015	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2015, prior to three (3) business days from transaction date of 10/XX/2015.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
5804450106	G1	XXXXXXXXXX	XXXXXXXXXX	RI	6/XX/2007	5/XX/2007	Primary	UTD UTD	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	C	C	C	C	C	[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[C] State Compliance - (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit
[C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[C] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - RTC not provided.: RTC not provided.					State - NC
5803348102	G1	XXXXXXXXXX	XXXXXXXXXX	MI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.						-
5798090033	G1	XXXXXXXXXX	XXXXXXXXXX	MA	7/XX/1999	6/XX/1999	Primary	Purchase		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
5797346885	G1	XXXXXXXXXX	XXXXXXXXXX	NC	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
																																				[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.					TILA ATR/QM
5795991671	G1	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2013	1/XX/2013	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
5791656133	G1	XXXXXXXXXX	XXXXXXXXXX	VA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
5787986581	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2003	10/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
5780269436	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2006	12/XX/2005	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
5772689775	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/??/2007.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
5771453034	G1	XXXXXXXXXX	XXXXXXXXXX	MS	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 009/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 008/XX/2007.
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Note late charge of 5% exceeds maximum of 4% per state of MS.: Note late charge of 5% exceeds maximum of 4% per state of MS.					-
5764097329	G1	XXXXXXXXXX	XXXXXXXXXX	OH	1/XX/2020	12/XX/2019	Investment	Refinance Rate/Term	N/A	C	C	C	C	C	[D] Credit Documentation - Missing Document: Credit Report not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: -	C	C	C	C	C	[C] State Compliance - Ohio Prepayment Penalty Small Loan: Ohio Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than $XXX.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Disparity in Occupancy - Higher Priced as Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						State - NC
5761361260	G1		XXXXXXXXXX	NC	12/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
5748406376	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2006	1/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
5748040623	G1		XXXXXXXXXX	OH	1/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5747181894	G1	XXXXXXXXXX	XXXXXXXXXX	VA	12/XX/2017	10/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.
																																				[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-600.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-607.00.						-
5746728444	G1		XXXXXXXXXX	GA	6/XX/2009					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5743579981	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	7/XX/2010	6/XX/2010	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,101.59 is underdisclosed from calculated Finance Charge of $192,190.21 in the amount of $88.62.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Unable to determine reason for under disclosure due to missing itemization of amount financed.: Unable to determine reason for under disclosure due to missing itemization of amount financed.					-
5742460819	G1		XXXXXXXXXX	VT	11/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5742457666	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2014	9/XX/2014	Primary	Refinance Rate/Term	Non QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	New exception. Seller provided credit report screen shot.	REVIEWER - GENERAL COMMENT (2021-04-06): exception EXplanation Updated from: Calculated combined loan to value percentage of 161.72452% eXceeds Guideline combined loan to value percentage of 70.00000%.	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Non-QM Loan: Non-QM Loan			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.		-
5740291539	G1	XXXXXXXXXX	XXXXXXXXXX	TX	5/XX/2020	11/XX/2019	Primary	Refinance Cash-out - Home Improvement	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on 12/XX/2019 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.47 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Due to APR issue: Due to APR issue
Federal Compliance - The loan is a same lender refinance and the Right to Cancel should have been completed on a H-9 document.  However, the Right to Cancel was completed on a H-8 form: The loan is a same lender refinance and the Right to Cancel should have been completed on a H-9 document.  However, the Right to Cancel was completed on a H-8 form
Federal Compliance - Final closing disclosure is dated 05/XX/2020 which is the date of closing.  Therefore, document was not provided 3 days prior to closing: Final closing disclosure is dated 05/XX/2020 which is the date of closing.  Therefore, document was not provided 3 days prior to closing
Federal Compliance - Copy of a Loan Estimate note in file.  The date issued is blank and without a signature.  Therefore cannot determine the actual date of disclosure (doc 0235): Copy of a Loan Estimate note in file.  The date issued is blank and without a signature.  Therefore cannot determine the actual date of disclosure (doc 0235)
																																					Federal Compliance - Re-Inspection Fee exceeds zero percent tolerance in the amount of $225.47. An insufficient cure in the amount of $145 was provided: Re-Inspection Fee exceeds zero percent tolerance in the amount of $225.47. An insufficient cure in the amount of $145 was provided					TILA ATR/QM
5739411839	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
5738117825	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2011	11/XX/2010	Second Home	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
5736307093	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2008	5/XX/2008	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
5732813467	G1	XXXXXXXXXX	XXXXXXXXXX	MA	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: -
[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -	B	B	B	B	B	[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $212.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2021-09-08): Sufficient Cure Provided At Closing				-
5725864470	G1	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/1999	10/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
5721071259	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2012	6/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
																																				[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
5721005842	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2020	7/XX/2020	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Credit Calculation / Analysis - Missing Document: Alternative Credit Documentation not provided [C] General - Refi Purpose reflects Rate/Term and cash out greater than the greater of 1% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___	Provide documentation to evidence actual monthly payments for XXX Higher Ed/Dept accounts are $28 and $36 per AUS (WFHM Feedback Certificate).										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003			GENERAL COMMENT (2021-09-23): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $1,822. Aggregate 10% fees on the Final CD were charged at consummation in the amount of $1,657.05. This is not a testing defect so no corrective action is required.			-
5713275651	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
5708515183	G1	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2020	8/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	State Compliance - Per note, late charge is 5% and exceeds the maximum allowed for the state of North Carolina of 4%: Per note, late charge is 5% and exceeds the maximum allowed for the state of North Carolina of 4%					-
5695754682	G1	XXXXXXXXXX	XXXXXXXXXX	CT	5/XX/2008	4/XX/2008	Primary	Refinance UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
5684721105	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	11/XX/2020	10/XX/2020	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Income Documentation - REO Documents are missing.: -	Missing Replacement Cost Estimator to determine Lender's value. Mortgage Statement in file does not reflect the borrower as being responsible for payment but the P&I payment was included in the DTI. No evidence of Tax & Insurance information in file.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
5682111866	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2003	8/XX/2003	Primary	Purchase		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
5676475755	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2019	9/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - GENERAL COMMENT (2020-12-09): Not provided with trailing documents, unable to clear exception.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $xxx.xx.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-655.25 is less than amount of binding Lender Credit previously disclosed in the amount of $-741.00.	Federal Compliance - Early Closure Disclosure was utilized.: Early Closure Disclosure was utilized.
Federal Compliance - The final CD shows the issue date the same day of the closing date 12/XX/2019.: The final CD shows the issue date the same day of the closing date 12/XX/2019.
Federal Compliance - Lender credit disclosed as $-741.00 on (LE dated 09/XX/19), but disclosed as $-655.25 on Final Closing Disclosure.: Lender credit disclosed as $-741.00 on (LE dated 09/XX/19), but disclosed as $-655.25 on Final Closing Disclosure.	REVIEWER - GENERAL COMMENT (2020-11-03): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				State - NC
5670600251	G1	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2000	3/XX/2000	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
5659737239	G1	XXXXXXXXXX	XXXXXXXXXX	OH	2/XX/2017	12/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Asset Documentation - Guideline Issue: Insufficient asset documentation.: -
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] State Compliance - Ohio Prepayment Penalty Small Loan: Ohio Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than $XXX.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Security Interest: Unable to determine if the Closing Disclosure provided on (2017-02-06) disclosed a security interest address that was materially different than the collateral address.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
5654591041	G1	XXXXXXXXXX	XXXXXXXXXX	TN	5/XX/2020	11/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B						[C] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.	The XXX Bank account ending #XXX was omitted from the debts. It was not paid through closing. The AUS required documentation that supports the omission which is missing. Including the payment in the debts brings the DTI to% and out of tolerance.										C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Higher Priced QM.	Federal Compliance - The Loan Originator Designation of Temp SHQM is not valid due to loan failing Higher Priced testing.: The Loan Originator Designation of Temp SHQM is not valid due to loan failing Higher Priced testing.					TILA ATR/QM
5650821118	G1	XXXXXXXXXX	XXXXXXXXXX	TX	11/XX/1994	10/XX/1994	Primary	Purchase		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.: File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.				UTD	Indeterminable
5646748653	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2000	1/XX/2000	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2000, prior to three (3) business days from transaction date of 01/XX/2000.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
5622821306	G1	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
5619016922	G1	XXXXXXXXXX	XXXXXXXXXX	LA	11/XX/2018	9/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security Instrument Maturity Date  was not provided
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	REVIEWER - GENERAL COMMENT (2021-04-02): exception EXplanation Updated from: Most Recent Valuation Inspection Date: 10/XX/2018
Disaster End Date: 08/XX/2020
Disaster Name: HURRICANE XXX
Disaster Declaration Date: 08/XX/2020	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge percent of 5.27282% exceeds the state maximum of 5%.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 2,677.68 on Final Closing Disclosure provided on 11/XX/2018 not accurate.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
5615370460	G1	XXXXXXXXXX	XXXXXXXXXX	NM	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.						-
5607148089	G1	XXXXXXXXXX	XXXXXXXXXX	TX	1/XX/2021	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $256.00 exceeds tolerance of $210.00 plus 10% or $231.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2021-09-28): Sufficient Cure Provided At Closing				-
5602050192	G1	XXXXXXXXXX	XXXXXXXXXX	VA	10/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Analysis - Insurance address does not match Note address. [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -	City is XXX vs. XXX The borrower paystub and W-2 was used.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
5595303224	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2002	4/XX/2002	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
5586923267	G1	XXXXXXXXXX	XXXXXXXXXX	IA	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[C] Asset Documentation - Asset documentation requirements not met.
[C] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of ___ is less than AUS Available for Closing of  ___.
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of ___ is less than AUS qualifying asset balance of ___.
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Closing / Title - Title Error: Manner of title vesting is blank.
[C] Closing / Title - Title Error: Title vesting does not concur with deed	AUS shows shows: Available funds are insufficient by $44.52.
AUS shows shows:  Available funds are insufficient by $44.52.
No Vesting is listed on the Title or security Instrument, nor do those listed on Title match the way it's listed on the Security Instrument.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,180.00 exceeds tolerance of $907.00 plus 10% or $997.70. Insufficient or no cure was provided to the borrower.	Federal Compliance - Temporary SHQM is the correct Designation.: Temporary SHQM is the correct Designation.
Federal Compliance - Missing Valid coc or cure to borrower: Missing Valid coc or cure to borrower	SELLER - GENERAL COMMENT (2021-09-28): Disagree: Ten Percent Fee Tolerance eXceeded. Total amount charged at consummation of $1,405 eXceeds tolerance of $1,057 plus 10% or $1,162.70. Ten percent fees were under-disclosed by $348, which would result in an Over Tolerance refund due to the borrower in the amount of $242.30. Section J on the final CD disclosed an over tolerance credit in the amount of $242.30. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in ten percent fees. This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (2021-09-28): No evidence of cure provided
SELLER - GENERAL COMMENT (2021-09-30): Disagree: Aggregate Ten Percent Fee Tolerance eXceeded. Total amount charged at consummation of $1,405 eXceeds tolerance of $1,057 plus 10% or $1,162.70. Ten percent fees were under-disclosed by $348, which would result in an Over Tolerance refund due to the borrower in the amount of $242.30. Section J on the final CD disclosed an over tolerance credit in the amount of $242.30. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in ten percent fees.  No further documentation or review required.
REVIEWER - CURED COMMENT (2021-10-01): CD	GENERAL COMMENT (2021-09-28): Disagree: Ten Percent Fee Tolerance exceeded. Total amount charged at consummation of $1,405 exceeds tolerance of $1,057 plus 10% or $1,162.70. Ten percent fees were under-disclosed by $348, which would result in an Over Tolerance refund due to the borrower in the amount of $242.30. Section J on the final CD disclosed an over tolerance credit in the amount of $242.30. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in ten percent fees. This is not a testing defect so no corrective action is required.

																																							GENERAL COMMENT (2021-09-30): Disagree: Aggregate Ten Percent Fee Tolerance exceeded. Total amount charged at consummation of $1,405 exceeds tolerance of $1,057 plus 10% or $1,162.70. Ten percent fees were under-disclosed by $348, which would result in an Over Tolerance refund due to the borrower in the amount of $242.30. Section J on the final CD disclosed an over tolerance credit in the amount of $242.30. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in ten percent fees. No further documentation or review required.			TILA ATR/QM
5577767663	G1	XXXXXXXXXX	XXXXXXXXXX	IN	5/XX/2002	5/XX/2002	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
5570482096	G1		XXXXXXXXXX	TX	8/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5567825196	G1	XXXXXXXXXX	XXXXXXXXXX	KS	1/XX/1998	1/XX/1998	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
5564389652	G1		XXXXXXXXXX	FL	10/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5533995426	G1	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2002	6/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
5526978616	G1	XXXXXXXXXX	XXXXXXXXXX	KS	10/XX/2004	9/XX/2004	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
5522381995	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2020	2/XX/2020	Investment	Refinance Cash-out - Other			B	B	B	B																		B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
5517315978	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided											A	A	A	A	A	[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $160.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2021-09-14): Sufficient Cure Provided At Closing				-
5512976399	G1	XXXXXXXXXX	XXXXXXXXXX	OR	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5511335524	G1	XXXXXXXXXX	XXXXXXXXXX	MI	10/XX/2002		Primary	Refinance		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5505864269	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2002	8/XX/2002	Primary	Purchase		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: -											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
5501071771	G1	XXXXXXXXXX	XXXXXXXXXX	CT	2/XX/2012	1/XX/2012	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
5493039651	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,897.06 is underdisclosed from calculated Finance Charge of $189,967.73 in the amount of $70.67.	Federal Compliance - Disclosed payment on Note of $756.27 does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note of $756.27 does not correspond with the loan amount, loan term, and interest rate on the loan.					-
5485875891	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/1996	12/XX/1995	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Final Title Policy is Missing											B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state. [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.						-
5473998883	G1	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B	[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
5447932124	G1	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2015	7/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	D	D	D	D	D	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: -
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.00000% is underdisclosed from calculated APR of 5.14940% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $6,778.07 is underdisclosed from calculated Finance Charge of $6,949.03 in the amount of $170.96.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
																																				[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.					Yes	TR Indeterminable
5446341706	G1	XXXXXXXXXX	XXXXXXXXXX	IA	6/XX/2007	5/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.						-
5440611355	G1	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2020	11/XX/2020	Primary	Purchase	VA Safe Harbor QM	A	A	A	A	A	[C] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[C] General - Signature requirements per the VA Loan Disbursement Form 26-1920 were not met.: -
[C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date:  ___
[C] Government Documentation - VA - 1003 Section VIII Declarations E, F is not compliant.: -
[C] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: -
[C] Government Documentation - VA Loan Disbursement Form 26- 1820 is not compliant.: -
[B] Miscellaneous Compliance - Loan has been identified as FHA/VA
																				[B] Guideline Issue - The file is missing evidence of the Total Monthly Income taxes used by lender to calculate the VA Residual Income.	Missing LDP Disclosure not executed Hazard insurance policy effective date reflects Disbursement date. Borrower answered yes to 1003 Section VIII, F. VA - Loan Summary Sheet 26-0286 is missing Disclosure not executed.										A	A	A	A	A							-
5435335772	G1	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/1999	7/XX/1999	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
5434110055	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2007		Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	Exception: Federal FACTA Disclosure- - Rating - 2;						-
5431947663	G1	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Credit Documentation - The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien.	Property sales price is $78,000. Appraised value is $76,500. Loan amount is $68,576. Using the lower value for LTV, this calculates to an 89% LTV. Lender qualified borrower using a 95% LTV with no secondary mortgage.										B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.						-
5421191604	G1	XXXXXXXXXX	XXXXXXXXXX	IN	1/XX/2007	12/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
5416322681	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2020	1/XX/2020	Primary	Purchase	Non QM	C	C	C	C	C	[C] Income Documentation - The verification of employment is not within 10 business days of the Note.: -
[C] Income Documentation - The verification of employment is not within 10 business days of the Note.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - Commission Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Commission income required to be averaged over a period of at least two (2) years.
[C] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts
[C] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.
[C] Federal Compliance - QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020).
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Title Update.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $474.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - Employment history requirement not met. (Michele/Young: Employment history requirement not met. (Michele/Young
Federal Compliance - Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020).: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020).
Federal Compliance - No cure or change of circumstance provided.: No cure or change of circumstance provided.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $474.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $474.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower.
																																					Federal Compliance - Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.					TILA ATR/QM
5412494164	G1	XXXXXXXXXX	XXXXXXXXXX	MN	12/XX/2020	4/XX/2020	Primary	Construction-Permanent	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] General - Incomplete Document: Closing Disclosure is incomplete [C] Application / Processing - Missing Document: Fraud Report not provided	The Initial CDs were incomplete. No issue dates were reported.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
5403710250	G1	XXXXXXXXXX	XXXXXXXXXX	MD	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											A	A	A	A	A							-
5390080816	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2006	6/XX/2006	Second Home	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 007/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 006/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - 10 day grace period is less than 30 day minimum per state (NC.): 10 day grace period is less than 30 day minimum per state (NC.)
																																					State Compliance - 5% late charge exceeds 4% maximum per state (NC.): 5% late charge exceeds 4% maximum per state (NC.)				No	TNR Testing Not Required
5385144921	G1		XXXXXXXXXX	IL	11/XX/1994					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5374474731	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2012	3/XX/2012	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. [B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [B] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.						-
5373869303	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
5372143759	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2004	10/XX/2003	Investment	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
5371315478	G1		XXXXXXXXXX	IN	2/XX/2002					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5361387254	G1		XXXXXXXXXX	MA	6/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
5360366612	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 005/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																				[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
5356040771	G1		XXXXXXXXXX	IA	11/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5348169384	G1	XXXXXXXXXX	XXXXXXXXXX	GA	11/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower Federal Compliance - Cure of $150.00 was provided and is sufficient to cure fee tolerance.: Cure of $150.00 was provided and is sufficient to cure fee tolerance.	SELLER - GENERAL COMMENT (2021-09-09): Disagree: Zero percent Subordinate Non XX lien fee increased outside of the allowable tolerance by $150. Over tolerance cure for the increase in closing costs above legal limit in the amount of $150 is present within section J of the Final Closing Disclosure issued 11/XX/2020 and remedies the unacceptable increase in the Subordinate Non XX lien fee . REVIEWER - CURED COMMENT (2021-09-13): Cured on CD	GENERAL COMMENT (2021-09-09): Disagree: Zero percent Subordinate Non WF lien fee increased outside of the allowable tolerance by $150. Over tolerance cure for the increase in closing costs above legal limit in the amount of $150 is present within section J of the Final Closing Disclosure issued 11/9/2020 and remedies the unacceptable increase in the Subordinate Non WF lien fee .			-
5345531040	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.						-
5338583387	G1	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Income Documentation - The verification of employment is required and was not found in file.: -	Previous VOE is not required per AUS. Previous VOE is not required per AUS. Borrower provided W-2.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,916.99 exceeds tolerance of $1,519.00 plus 10% or $1,670.90. Insufficient or no cure was provided to the borrower.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower
Federal Compliance - Total cure required was $246.09 Lender provided $18.93 tolerance cure, resulting in a variance of $227.16. No evidence of a valid change of circumstance was present and no evidence of a cure for this increase was provided.: Total cure required was $246.09 Lender provided $18.93 tolerance cure, resulting in a variance of $227.16. No evidence of a valid change of circumstance was present and no evidence of a cure for this increase was provided.	SELLER - GENERAL COMMENT (2021-09-15): 22792606-TILA - SOL Not EXpired-compliance-TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance eXceeded. Total amount of $1,916.99 eXceeds tolerance of $1,519.00 plus 10% or $1,670.90. Insufficient or no cure was provided to the borrower. (0)-Total cure required was $246.09 Lender provided $18.93 tolerance cure, resulting in a variance of $227.16. No evidence of a valid change of circumstance was present and no evidence of a cure for this increase was provided.-
SELLER - GENERAL COMMENT (2021-09-15): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $2,122.00. Aggregate 10% fees on the consummation CD were charged in the amount of $1,916.99. Fee total on consummation CD does not eXceed 10% tolerance total of $2,334.20 therefore no refund would be due. This is not a testing defect and no corrective action required.
REVIEWER - GENERAL COMMENT (2021-09-16): Review confirms ten percent fee tolerance violation is valid. Total fees per final CD of $1,916.99 eXceeds tolerance of $1,519 (10% fees per initial LE) plus 10% or $1,670.90. File did not contain LE showing disclosed fees of $2,122. exception remains.	GENERAL COMMENT (2021-09-15): 22792606-TILA - SOL Not Expired-compliance-TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,916.99 exceeds tolerance of $1,519.00 plus 10% or $1,670.90. Insufficient or no cure was provided to the borrower. (0)-Total cure required was $246.09 Lender provided $18.93 tolerance cure, resulting in a variance of $227.16. No evidence of a valid change of circumstance was present and no evidence of a cure for this increase was provided.-

																																							GENERAL COMMENT (2021-09-15): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $2,122.00. Aggregate 10% fees on the consummation CD were charged in the amount of $1,916.99. Fee total on consummation CD does not exceed 10% tolerance total of $2,334.20 therefore no refund would be due. This is not a testing defect and no corrective action required.			-
5337965935	G1		XXXXXXXXXX	GA	3/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5325681986	G1	XXXXXXXXXX	XXXXXXXXXX	PA	9/XX/2000	8/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
5324173334	G1	XXXXXXXXXX	XXXXXXXXXX	AR	12/XX/2008	11/XX/2008	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Arkansas Prepayment Penalty: Arkansas Prepayment Penalty: Prepayment penalty not permissible by state law.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/06/2008.	State Compliance - Prepayment is permissible per Arkansas state code: Prepayment is permissible per Arkansas state code					-
5323061371	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2020	2/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Appraisal Disclosure within 3 days of the loan application date.: Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Seller CD disclosed fees that are not on borrower's final Closing disclosure: Seller CD disclosed fees that are not on borrower's final Closing disclosure
																																					Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.					-
5299734212	G1		XXXXXXXXXX	SC	6/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5286377927	G1	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/1995	9/XX/1995	Investment	Purchase		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.						-
5284884031	G1	XXXXXXXXXX	XXXXXXXXXX	NV	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
5284453076	G1	XXXXXXXXXX	XXXXXXXXXX	MI	8/XX/2006	5/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
5275449602	G1	XXXXXXXXXX	XXXXXXXXXX	NH	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $482,768.41 is underdisclosed from calculated Finance Charge of $482,973.25 in the amount of $204.84.	Federal Compliance - Underdisclosure is due to a payment stream issue on the DSI calculation. Fee itemization is in line.: Underdisclosure is due to a payment stream issue on the DSI calculation. Fee itemization is in line.					-
5274995506	G1	XXXXXXXXXX	XXXXXXXXXX	LA	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5274214015	G1	XXXXXXXXXX	XXXXXXXXXX	SC	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
5273859361	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2017	3/XX/2017	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 11,514.72 on Final Closing Disclosure provided on 05/XX/2017 not accurate.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
5267749980	G1	XXXXXXXXXX	XXXXXXXXXX	TX	8/XX/2001	7/XX/2001	Primary	Purchase	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					No	TNR Testing Not Required
5267525766	G1	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2017	6/XX/2017	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-03-25): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
5266731051	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
5262709246	G1	XXXXXXXXXX	XXXXXXXXXX	WA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing [B] Federal Compliance - CHARM Booklet Disclosure Status [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
5233101214	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: -											B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,724.27 is underdisclosed from calculated Finance Charge of $44,783.90 in the amount of $59.63.	Federal Compliance - Underdisclosure is due to a payment stream issue on the DSI calculation. Fee itemization is in line.: Underdisclosure is due to a payment stream issue on the DSI calculation. Fee itemization is in line.					-
5230089165	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
5211376737	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
5203945046	G1	XXXXXXXXXX	XXXXXXXXXX	WI	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay allowed per state is 60 days interest calculated on 80% of the original loan amount ($XXX.XX). Loan contracts for maximum calculated prepay of $1,342.06, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.						-
5202853545	G1		XXXXXXXXXX	CO	5/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5200353222	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2006	3/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-
5197343714	G1	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2020	6/XX/2020	Investment	Refinance Cash-out - Other			B	B	B	B																		B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
5193472076	G1	XXXXXXXXXX	XXXXXXXXXX	MA	8/XX/2005	8/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX						-
5181436892	G1		XXXXXXXXXX	MI	5/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5180838168	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,620.00 exceeds tolerance of $2,371.00 plus 10% or $2,608.10. Sufficient or excess cure was provided to the borrower at Closing.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower Federal Compliance - Application is dated 07/XX/2020 and the disclosure is dated 08/XX/2020: Application is dated 07/XX/2020 and the disclosure is dated 08/XX/2020 Federal Compliance - Cure of $12.45 was provided and is sufficient to cure fee tolerance.: Cure of $12.45 was provided and is sufficient to cure fee tolerance.	REVIEWER - CURED COMMENT (2021-09-07): Sufficient Cure Provided At Closing				-
5179448971	G1	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2013	6/XX/2013	Primary	Refinance Cash-out - Other	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2013 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
																																				[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					No	TNR Testing Not Required
5178617126	G1		XXXXXXXXXX	IL	11/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5155374601	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2020	1/XX/2020	Second Home	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $970.00 exceeds tolerance of $535.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Unable to determine compliance with timing requirements due to missing Initial Loan Application Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date Federal Compliance - No COC or cure provided.: No COC or cure provided. Federal Compliance - No COC or cure provided.: No COC or cure provided.					-
5148134659	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2008	1/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
5143254036	G1	XXXXXXXXXX	XXXXXXXXXX	IN	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,562.87 is underdisclosed from calculated Finance Charge of $63,618.03 in the amount of $55.16.	Federal Compliance - Disclosed payment on Note of $636.06 does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note of $636.06 does not correspond with the loan amount, loan term, and interest rate on the loan.					-
5139376794	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.						-
5136960552	G1	XXXXXXXXXX	XXXXXXXXXX	KY	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.01000% is underdisclosed from calculated APR of 10.44740% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,643.54 is underdisclosed from calculated Finance Charge of $67,091.68 in the amount of $1,448.14.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
5135825119	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2007	5/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
																																				[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.						-
5134285670	G1	XXXXXXXXXX	XXXXXXXXXX	MN	2/XX/2021	12/XX/2020	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	C	C	C	B	B	[C] Asset Documentation - Asset documentation requirements not met.
[C] General - Missing Document: Bank Statements - Personal not provided
																				[C] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___	Asset documentation not provided Limited Cash-out GSE and Borrower is receiving greater than $2000.00										C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Loan Designation - Temporary SHQM: Loan Designation - Temporary SHQM					TILA ATR/QM
5130745923	G1	XXXXXXXXXX	XXXXXXXXXX	OR	6/XX/2020	1/XX/2020	Investment	Refinance Rate/Term			B	B	B	B																		B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.						-
5125354816	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2003	10/XX/2003	Investment	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.						-
5125148335	G1	XXXXXXXXXX	XXXXXXXXXX	LA	9/XX/2001	8/XX/2001	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-
5116465376	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2006	5/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
5110350507	G1	XXXXXXXXXX	XXXXXXXXXX	MI	11/XX/2020	9/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B						[C] General - Valuation address does not match Note address.: -	Address on the appraisal reflects XXX Rd. The Note reflects XXX Rd.										C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.					TILA ATR/QM
5105463316	G1	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2007	7/XX/2007	Primary	Purchase		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 007/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
5103902028	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-
5102240453	G1	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/2006	7/XX/2006	Primary	Purchase	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
5094420909	G1		XXXXXXXXXX	VA	9/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5093044022	G1	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2004	1/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-
5092863447	G1	XXXXXXXXXX	XXXXXXXXXX	AL	2/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
5091326078	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
5088545334	G1	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					Yes	TR Indeterminable
5084152846	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
5081299441	G1	XXXXXXXXXX	XXXXXXXXXX	RI	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-
5080787616	G1	XXXXXXXXXX	XXXXXXXXXX	MN	9/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $138.00 exceeds tolerance of $92.00 plus 10% or $101.20. Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $620.00 exceeds tolerance of $552.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - $46 violation due to increase in Recording Fees. No evidence of cure.: $46 violation due to increase in Recording Fees. No evidence of cure. Federal Compliance - Final Appraisal Inspection Fee of $145 was not disclosed on Loan Estimate.: Final Appraisal Inspection Fee of $145 was not disclosed on Loan Estimate. Federal Compliance - Appraisal Fee disclosed as $552 on LE dated 06/XX/2020, but disclosed as $620 on Final Closing Disclosure.: Appraisal Fee disclosed as $552 on LE dated 06/XX/2020, but disclosed as $620 on Final Closing Disclosure.					-
5076171307	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					-
5070191508	G1	XXXXXXXXXX	XXXXXXXXXX	PA	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
5068488254	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2003	3/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
5062948699	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2005	12/XX/2004	Primary	Purchase		B	B	B	B	B						[C] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: - [C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
5062664942	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2008	6/XX/2008	UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - Title: Evidence of title is missing	File does not contain either the Preliminary or Final Title Policy.	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file
[D] Closing / Title - Missing Final HUD-1
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
																																				[B] Closing / Title - TILA - Final TIL Missing	Loan File - File only contains Note and Mortgage pages 1, 2 and 8. Insufficient documents to complete compliance.: File only contains Note and Mortgage pages 1, 2 and 8. Insufficient documents to complete compliance.	SELLER - GENERAL COMMENT (2017-10-11): File not found SELLER - GENERAL COMMENT (2017-10-11): HUD not found	GENERAL COMMENT (2017-10-11): HUD not found GENERAL COMMENT (2017-10-11): File not found		UTD	Indeterminable (UAL State)
5056418088	G1		XXXXXXXXXX	TX	8/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5055176703	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2007	2/XX/2007	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
5054762274	G1	XXXXXXXXXX	XXXXXXXXXX	WV	12/XX/2016	10/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	C	C	C	B	B	[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.98930% or Final Disclosure APR of 4.99000% is in excess of allowable threshold of APOR 3.33% + 1.5%, or 4.83000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2016 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
5046210582	G1	XXXXXXXXXX	XXXXXXXXXX	CT	5/XX/2003	4/XX/2003	Primary	Purchase		B	B	B	B	B						[C] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: - [C] Government Documentation - Missing Document: FHA Case Number Assignment not provided [C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [C] Government Documentation - Missing Document: HUD/VA 92900-A not provided [C] Application / Processing - Missing Document: Missing Final 1003 [B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,625.85 is underdisclosed from calculated Finance Charge of $62,852.93 in the amount of $227.08.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
5043640171	G1		XXXXXXXXXX	MI	12/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
5042068317	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Miscellaneous - Missing Document: Credit Letter of Explanation (LOE) not provided [B] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower.					-
5033779435	G1	XXXXXXXXXX	XXXXXXXXXX	WA	2/XX/2021	11/XX/2020	Investment	Refinance Rate/Term	N/A	C	C	C	C	C	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - Missing Document: AUS not provided	AUS is missing from loan conditions to confirm if all guidelines were met.	C	C	C	C	C	[C] Federal Compliance - (Missing Data) Decision System Rating Not Provided: AUS Decision System Rating was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
																																				[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - AUS is missing: AUS is missing					Indeterminable
5032970675	G1	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/1998	8/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
5022243740	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/??/2007.	State Compliance - Grace period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10: Grace period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10					Late Charge
5011822265	G1	XXXXXXXXXX	XXXXXXXXXX	MD	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4996289471	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
4994386238	G1		XXXXXXXXXX	NJ	11/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
4984807293	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. [B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___	The credit report was dated more than 90 days prior to the note date. The master policy did not reflect HO-6 coverage. The hazard insurance policy expires within 90 days of the note date and no other documentation was provided to indicate the insurance policy was extended.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	State Compliance - The note indicated a 5% late charge fee.: The note indicated a 5% late charge fee.					-
4981351756	G1	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4980175839	G1		XXXXXXXXXX	FL	7/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4978402572	G1	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2008	1/XX/2008	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4977349199	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2020	2/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	State Compliance - NOTE reflects late charge percent of 5%.: NOTE reflects late charge percent of 5%.					-
4968332267	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/2006	7/XX/2006	UTD	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					Yes	TR Indeterminable (UAL State)
4965325522	G1		XXXXXXXXXX	IL	5/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4965283956	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2007	12/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
4963093652	G1	XXXXXXXXXX	XXXXXXXXXX	GA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,810.64 is underdisclosed from calculated Finance Charge of $119,324.56 in the amount of $513.92.	Federal Compliance - Under disclosure due to TIL did not disclose a closing fee in the amount of $395.00 or a courier fee in the amount of $60.00 as prepaid finance charges.: Under disclosure due to TIL did not disclose a closing fee in the amount of $395.00 or a courier fee in the amount of $60.00 as prepaid finance charges.					-
4957029757	G1	XXXXXXXXXX	XXXXXXXXXX	AR	4/XX/1997	3/XX/1997	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1996.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.58300% is underdisclosed from calculated APR of 8.60917% outside of 0.125% tolerance.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,697.62 is underdisclosed from calculated Finance Charge of $87,815.63 in the amount of $118.01.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
4956831027	G1	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/1999	5/XX/1999	Primary	Purchase		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
4946536990	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2004	2/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
4940807899	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Loan File - Missing Document: Hazard Insurance Policy not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,316.00 exceeds tolerance of $1,641.00 plus 10% or $1,805.10. Insufficient or no cure was provided to the borrower.	Federal Compliance - en Percent Fee Tolerance exceeded. Total amount of $2,316.00 exceeds tolerance of $1,641.00 plus 10% or $1,805.10. Insufficient or no cure was provided to the borrower. (0): en Percent Fee Tolerance exceeded. Total amount of $2,316.00 exceeds tolerance of $1,641.00 plus 10% or $1,805.10. Insufficient or no cure was provided to the borrower. (0)	REVIEWER - CURED COMMENT (2021-09-17): Cured on the CD
SELLER - GENERAL COMMENT (2021-09-20): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Fees that were not disclosed in Section C of the LE, but are added to Section B of the CD and are considered title related are subject to a ten percent aggregate baseline tolerance. Aggregate 10% fees on the initial LE were disclosed in the amount of $1,771.00. Aggregate 10% fees on the consummation CD were charged in the amount of $2,316.00. Fee total on consummation CD eXceeds allowable limit by $367.90. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $368.45. This is sufficient to cure the unacceptable increase in 10% fees. This is not a testing defect so no corrective action is required.	GENERAL COMMENT (2021-09-15): 22796717-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (75178)--TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): Disagree: Title-Title Search is listed in Block B on the consummation CD. Title related fees not disclosed in Section C of the LE, but added to Section B of the CD are subject to the 10% tolerance. This is not a testing defect so no corrective action is required.

																																							GENERAL COMMENT (2021-09-20): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Fees that were not disclosed in Section C of the LE, but are added to Section B of the CD and are considered title related are subject to a ten percent aggregate baseline tolerance. Aggregate 10% fees on the initial LE were disclosed in the amount of $1,771.00. Aggregate 10% fees on the consummation CD were charged in the amount of $2,316.00. Fee total on consummation CD exceeds allowable limit by $367.90. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $368.45. This is sufficient to cure the unacceptable increase in 10% fees. This is not a testing defect so no corrective action is required.			-
4939010494	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
4934648766	G1		XXXXXXXXXX	KY	3/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
4932071375	G1		XXXXXXXXXX	OH	1/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4927794671	G1	XXXXXXXXXX	XXXXXXXXXX	SD	3/XX/1999	2/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/1999, prior to three (3) business days from transaction date of 03/XX/1999.						-
4922346556	G1		XXXXXXXXXX	GA	12/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4903154119	G1		XXXXXXXXXX	NM	6/XX/2002					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. No compliance documents in the loan file.: Incomplete Loan File. No compliance documents in the loan file.				UTD	Indeterminable
4901672032	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	The entered dates are correct determining that the credit report was ordered more than 90 days before the note was signed. Estimated Cost New is not included in the loan and thus sufficient coverage can not be determined	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	State Compliance - As stated on the Note, the penalty fee for being 15 days late is 5%.: As stated on the Note, the penalty fee for being 15 days late is 5%.	GENERAL COMMENT (2021-09-15): 22798054-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $285.00 exceeds tolerance of $147.00. Insufficient or no cure was provided to the borrower. (8304)-Check for $38 required to clear tolerance violation-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): 22798037-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $8,075.00 exceeds tolerance of $3,360.00.  Insufficient or no cure was provided to the borrower. (7200)-Check for $4715 required to clear tolerance violation-TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): Disagree: The Discount Points increased from $3,360.00 to $8,170.00, and Transfer Tax increased from $147.00 to $290.00 on LE issued 4/14/2020 with a valid Change Circumstance dated 4/13/2020 reasons of "Loan Amount increased" and "interest rate decreased," and meets 3 day timing. The Discount Points increased from $8,170.00 to $8,178.00, and Transfer Tax increased from $290.00 to $298.00 on LE issued 4/21/2020 with a valid Change Circumstance dated 4/20/2020 reasons of "Loan Amount increased," and meets 3 day timing. Copy of change circumstances attached. This is not a testing defect so no corrective action is required.

																																							GENERAL COMMENT (2021-09-15): Disagree: The Discount Points increased from $3,360.00 to $8,170.00, and Transfer Tax increased from $147.00 to $290.00 on LE issued 4/14/2020 with a valid Change Circumstance dated 4/13/2020 reasons of "Loan Amount increased" and "interest rate decreased," and meets 3 day timing. The Discount Points increased from $8,170.00 to $8,178.00, and Transfer Tax increased from $290.00 to $298.00 on LE issued 4/21/2020 with a valid Change Circumstance dated 4/20/2020 reasons of "Loan Amount increased," and meets 3 day timing. Copy of change circumstances attached. This is not a testing defect so no corrective action is required.			-
4887359429	G1	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2002	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,781.51 is underdisclosed from calculated Finance Charge of $121,900.90 in the amount of $119.39.	Federal Compliance - Under disclosure appears to be payment stream related, due to DSI.: Under disclosure appears to be payment stream related, due to DSI.					-
4883905957	G1	XXXXXXXXXX	XXXXXXXXXX	LA	1/XX/2006	12/XX/2005	UTD	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.		SELLER - GENERAL COMMENT (2021-09-17): Agreed	GENERAL COMMENT (2021-09-17): Agreed		Yes	TR Indeterminable
4881792170	G1	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2000	4/XX/2000	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.						-
4881010111	G1	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The mortgage insurance policy was missing from the loan file.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $790.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Due to points and fees: Due to points and fees
State Compliance - The disclosure was missing from the loan file.: The disclosure was missing from the loan file.
Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower
Federal Compliance - Missing evidence of borrower's receipt three days prior to closing.: Missing evidence of borrower's receipt three days prior to closing.
																																					Federal Compliance - The $790 loan amount points fee was not disclosed to the borrower on the loan estimate dated 5/XX/2020. Missing Valid COC and no evidence of cure provided: The $790 loan amount points fee was not disclosed to the borrower on the loan estimate dated 5/XX/2020. Missing Valid COC and no evidence of cure provided					TILA ATR/QM
4864907971	G1		XXXXXXXXXX	GA	6/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4863422543	G1		XXXXXXXXXX	AL	11/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
4859136852	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2006	3/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
4857373546	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
4848846627	G1	XXXXXXXXXX	XXXXXXXXXX	IN	9/XX/1999	7/XX/1999	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $52,038.76 is underdisclosed from calculated Finance Charge of $52,263.81 in the amount of $225.05.	Federal Compliance - TIL itemization did not disclose an assignment fee of $10, title courier fees of $20, a settlement fee of $190 and a wire fee of $10 as prepaid finance charges.: TIL itemization did not disclose an assignment fee of $10, title courier fees of $20, a settlement fee of $190 and a wire fee of $10 as prepaid finance charges.					-
4846880827	G1	XXXXXXXXXX	XXXXXXXXXX	CO	12/XX/2001	11/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
4841462267	G1	XXXXXXXXXX	XXXXXXXXXX	WY	8/XX/1997	8/XX/1997	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1997 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1997. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,982.02 is underdisclosed from calculated Finance Charge of $117,337.79 in the amount of $355.77.	Federal Compliance - TIL Itemization did not disclose the closing fee of $75, or the broker fee of $1,105.54, or the origination fee of $784.02 as prepaid finance charges.: TIL Itemization did not disclose the closing fee of $75, or the broker fee of $1,105.54, or the origination fee of $784.02 as prepaid finance charges.					-
4838269101	G1	XXXXXXXXXX	XXXXXXXXXX	LA	12/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,949.24 is underdisclosed from calculated Finance Charge of $149,101.85 in the amount of $152.61.	Federal Compliance - Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.					-
4835073210	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,568.60 is underdisclosed from calculated Finance Charge of $189,766.67 in the amount of $5,198.07.	Federal Compliance - Under disclosure is due to the lender utilizing an index value of 1.522% per the lender commitment letter, however the lowest index value available in the lookback period is 1.67670%.: Under disclosure is due to the lender utilizing an index value of 1.522% per the lender commitment letter, however the lowest index value available in the lookback period is 1.67670%.	REVIEWER - GENERAL COMMENT (2020-01-29): Updated from: Truth In Lending Act: Final TIL Finance Charge of $184,568.60 is underdisclosed from calculated Finance Charge of $194,817.86 in the amount of $10,249.26.				-
4832639807	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4832549737	G1	XXXXXXXXXX	XXXXXXXXXX	AR	10/XX/2018	8/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	B	B	B	B	B	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
4830681248	G1	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2020	11/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___											A	A	A	A	A							-
4818924043	G1		XXXXXXXXXX	PA	2/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4816415918	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2012	9/XX/2012	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,375.14 is underdisclosed from calculated Finance Charge of $200,900.94 in the amount of $525.80.	Federal Compliance - TIL itemization did not disclose a prepaid interest fee of $523.02 as prepaid finance charge.: TIL itemization did not disclose a prepaid interest fee of $523.02 as prepaid finance charge.					-
4801261922	G1		XXXXXXXXXX	AL	2/XX/1992					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4797415997	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2006	11/XX/2006	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4795084687	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2015	6/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	C	B	B	B	B	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Application / Processing - Missing Document: Fraud Report not provided			A	A	A	A	A				B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - HUD booklet not found in the loan file.: HUD booklet not found in the loan file.					-
4792002514	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - 10 day grace period is less than 15 day minimum per state (NJ): 10 day grace period is less than 15 day minimum per state (NJ)					Late Charge
4791851801	G1	XXXXXXXXXX	XXXXXXXXXX	MD	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.						-
4778614518	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
4775528216	G1		XXXXXXXXXX	OR	3/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4771615036	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2020	5/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Employment was not verified within 10 days of the note date.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -											B	B	B	B	B	[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2020). [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Final CD provided a finance charge of $93,662.00, however, calculated finance charge was $94,537.26.: Final CD provided a finance charge of $93,662.00, however, calculated finance charge was $94,537.26. Federal Compliance - evidence of receipt of CD not provided: evidence of receipt of CD not provided					-
4766916326	G1		XXXXXXXXXX	OH	7/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4766209460	G1		XXXXXXXXXX	IN	9/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4760845459	G1	XXXXXXXXXX	XXXXXXXXXX	OH	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
4754440985	G1	XXXXXXXXXX	XXXXXXXXXX	MI	3/XX/2002	2/XX/2002	Second Home	Purchase	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
4752596830	G1	XXXXXXXXXX	XXXXXXXXXX	MD	11/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $97.90 exceeds tolerance of $85.00.  Insufficient or no cure was provided to the borrower.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $97.90 exceeds tolerance of $85.00. Sufficient or excess cure was provided to the borrower at Closing.	State Compliance - Borrower did not receive disclosure on responsibility for payment of taxes and insurance.: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. State Compliance - Net Tangible Benefit Worksheet not provided to borrower.: Net Tangible Benefit Worksheet not provided to borrower. Federal Compliance - Insufficient or no cure was provided to the borrower.: Insufficient or no cure was provided to the borrower.	SELLER - GENERAL COMMENT (2021-09-24): Disagree: The Transfer TaXes increased from $85 to $97.90 on CD#005 issued 11/XX/2020. No evidence of a Valid COC in file. Zero Percent Fee Tolerance eXceeded the zero percent tolerance by $12.90. An over tolerance credit in the amount of $13.35 is present in section J on the Final CD. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the Transfer TaXes fee. This is not a testing defect and no corrective action required.
REVIEWER - CURED COMMENT (2021-09-26): cd
																																						REVIEWER - CURED COMMENT (2021-09-26): Sufficient Cure Provided At Closing	GENERAL COMMENT (2021-09-24): Disagree: The Transfer Taxes increased from $85 to $97.90 on CD#005 issued 11/19/2020. No evidence of a Valid COC in file. Zero Percent Fee Tolerance exceeded the zero percent tolerance by $12.90. An over tolerance credit in the amount of $13.35 is present in section J on the Final CD. This credit for increase in closing costs above legal limit is sufficient to cure the unacceptable increase in the Transfer Taxes fee. This is not a testing defect and no corrective action required.			-
4750998356	G1	XXXXXXXXXX	XXXXXXXXXX	CT	8/XX/2003	7/XX/2003	Primary	Purchase	B	B	B	B	B	[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1025/72 used for incorrect Subject property type.: -	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,137.04 is underdisclosed from calculated Finance Charge of $303,650.43 in the amount of $1,513.39.	Federal Compliance - Under disclosure is due to the disclosed TIL dropping the monthly MI payment after the 112th payment and the audited TIL not dropping the MI until after the 124th payment.: Under disclosure is due to the disclosed TIL dropping the monthly MI payment after the 112th payment and the audited TIL not dropping the MI until after the 124th payment.					-
4750670561	G1	XXXXXXXXXX	XXXXXXXXXX	OR	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status [B] Federal Compliance - CHARM Booklet Disclosure Status [B] Federal Compliance - FACTA Disclosure Missing [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4748066263	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2004	4/XX/2004	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
4747003433	G1	XXXXXXXXXX	XXXXXXXXXX	LA	7/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Loan File - Missing Document: Hazard Insurance Policy not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	GENERAL COMMENT (2021-09-15): 22790039-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7727)-Total cure required was $425.00. Lender provided $0.43 LE tolerance cure, resulting in a variance of $424.57. No evidence of a valid change of circumstance was present and no evidence of a cure for this increase was provided.-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): 22790038-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726)-Total cure required was $425.00. Lender provided $0.43 LE tolerance cure, resulting in a variance of $424.57. No evidence of a valid change of circumstance was present and no evidence of a cure for this increase was provided.-TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): Disagree: Title-All Endorsements and Title-Exam/Attys Opinion are both listed on Block C on the consummation CD. Zero percent tolerance is subject to Section A fees on LE/CD, Section B fees on LE, Tax Service Fee (regardless of sectionLE/CD), Section E Transfer Taxes LE/CD, Section J CFIRC and/or Lender Credits on LE, and Section J CFIRC and/or Lebder Credits PLUS all Lender Paid fees on CD. This is not a testing defect so no corrective action is required.

																																							GENERAL COMMENT (2021-09-15): Disagree: Title-All Endorsements and Title-Exam/Attys Opinion are both listed on Block C on the consummation CD. Zero percent tolerance is subject to Section A fees on LE/CD, Section B fees on LE, Tax Service Fee (regardless of sectionLE/CD), Section E Transfer Taxes LE/CD, Section J CFIRC and/or Lender Credits on LE, and Section J CFIRC and/or Lebder Credits PLUS all Lender Paid fees on CD. This is not a testing defect so no corrective action is required.			-
4739448539	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2006	7/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
4738002032	G1	XXXXXXXXXX	XXXXXXXXXX	TX	1/XX/2021	12/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-
4718201438	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Income Documentation - Income Docs Missing:: - [C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.											A	A	A	A	A	[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $205.50 exceeds tolerance of $156.00 plus 10% or $171.60. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - $1,053.43 Lender credit was provided.: $1,053.43 Lender credit was provided.	REVIEWER - CURED COMMENT (2021-09-13): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-
4713513534	G1	XXXXXXXXXX	XXXXXXXXXX	SC	2/XX/1996	1/XX/1996	Primary	Purchase	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X month prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.					No	TNR Testing Not Required
4713358284	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2020	1/XX/2020	Investment	Refinance Cash-out - Debt Consolidation			B	B	B	B																		B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.						-
4711747128	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
4707216648	G1	XXXXXXXXXX	XXXXXXXXXX	LA	6/XX/1994	5/XX/1994	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/1994 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/1994.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 13.08000% is underdisclosed from calculated APR of 13.97642% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,592.69 is underdisclosed from calculated Finance Charge of $78,731.09 in the amount of $3,138.40.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/1994, prior to three (3) business days from transaction date of 06/??/1994.						-
4698444961	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.						-
4689694204	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2004	7/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___ [C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.						-
4686386289	G1	XXXXXXXXXX	XXXXXXXXXX	TN	11/XX/2018	7/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	B	B	[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	[B] General Appraisal Requirements - The appraisal revealed property damage.: -	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
4678178302	G1		XXXXXXXXXX	AL	3/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4667140390	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	9/XX/2020	8/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Income Documentation - The verification of employment is required and was not found in file.: -	Previous VOE is not required per AUS										A	A	A	A	A							-
4665007151	G1	XXXXXXXXXX	XXXXXXXXXX	IA	8/XX/2018	7/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.						-
4661114279	G1	XXXXXXXXXX	XXXXXXXXXX	TX	2/XX/2001	1/XX/2001	Primary	Purchase		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
4658021520	G1		XXXXXXXXXX	SC	9/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4654595455	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2008		Primary	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
4652028691	G1	XXXXXXXXXX	XXXXXXXXXX	VA	5/XX/2005	3/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						-
4649986818	G1	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2005	9/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
4647957132	G1	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.						-
4642525427	G1	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/1997	8/XX/1997	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Itemization did not disclose the settlement fee of $200 as prepaid finance charges: Itemization did not disclose the settlement fee of $200 as prepaid finance charges					-
4639415876	G1	XXXXXXXXXX	XXXXXXXXXX	AL	1/XX/2007	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,576.06 is underdisclosed from calculated Finance Charge of $156,074.14 in the amount of $498.08. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Under disclosure appears to be payment stream related, due to DSI.: Under disclosure appears to be payment stream related, due to DSI.					-
4636562150	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2020	5/XX/2020	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Asset Documentation - Guideline Issue:Insufficient asset documentation.: - [C] Closing / Title - Missing Document: Rider - Other not provided [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. Federal Compliance - No cure for $75.00 for a Tolerance violation was found in the file.: No cure for $75.00 for a Tolerance violation was found in the file.	REVIEWER - GENERAL COMMENT (2021-09-13): Regraded to Ev2-B. NMLS info on final 1003. Originator and Company license active prior to loan closing.				-
4628755673	G1	XXXXXXXXXX	XXXXXXXXXX	CT	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,255.62 is underdisclosed from calculated Finance Charge of $191,630.84 in the amount of $375.22.	State Compliance - PPP Expired. Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Note requires 6 months interest if prepayment in first 24 months. Lender is XXXX: PPP Expired. Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Note requires 6 months interest if prepayment in first 24 months. Lender is First National Bank of Arizona.
																																					Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed: Unable to determine under disclosure due to missing Itemization of Amount Financed					-
4627288030	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2018	8/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.
																																				[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $550.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower.						-
4626317440	G1	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2009	4/XX/2009	Primary	Purchase	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2008.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
4616097218	G1	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2009	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 10.62880% or Final Disclosure APR of 11.00000% is in excess of allowable threshold of US Treasury 3.9100% + 3%, or 6.91000% and Conventional Mortgage Rate 4.78000% + 1.75%, or 6.53000%.  Compliant Rate Spread Home Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2009, prior to three (3) business days from transaction date of 04/XX/2009.						-
4606365282	G1	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2012	6/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
																																				[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.						-
4602079390	G1		XXXXXXXXXX	MI	12/XX/2004		Primary	Refinance		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4601451758	G1	XXXXXXXXXX	XXXXXXXXXX	NV	11/XX/2007	8/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.14500% is underdisclosed from calculated APR of 7.59006% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx	Federal Compliance - Unable to determine the under disclosed finance charge of $7,441.13 itemization of charge missing.: Unable to determine the under disclosed finance charge of $7,441.13 itemization of charge missing.					-
4590896766	G1		XXXXXXXXXX	PA	6/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4579536431	G1	XXXXXXXXXX	XXXXXXXXXX	SC	5/XX/2012	3/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,064.86 is underdisclosed from calculated Finance Charge of $240,669.84 in the amount of $604.98.
																																				[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
4570388974	G1		XXXXXXXXXX	WI	1/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4560620980	G1	XXXXXXXXXX	XXXXXXXXXX	TX	1/XX/2004	12/XX/2003	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						-
4555454549	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.					Yes	TR HUD Deficiency (UAL State)
4548302976	G1	XXXXXXXXXX	XXXXXXXXXX	HI	8/XX/2012	7/XX/2012	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2012 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003					No	TNR Testing Not Required
4547444260	G1	XXXXXXXXXX	XXXXXXXXXX	MT	4/XX/2020	3/XX/2020	Primary	Purchase	VA Safe Harbor QM	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: -
[C] Government Documentation - Loan Guaranty Certificate is missing.: -
[C] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[C] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[C] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: -
[B] Miscellaneous Compliance - Loan has been identified as FHA/VA
[B] Guideline Issue - The file is missing evidence of the Total Monthly Income taxes used by lender to calculate the VA Residual Income.
[B] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by Lender between the application date and loan closing date.: -	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Security Interest: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2020 disclosed the address for which the consumer is granting a security interest that does not match the collateral address for the loan.
																																				[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - unable to verify: unable to verify Federal Compliance - unable to verify: unable to verify					-
4545858566	G1		XXXXXXXXXX	PA	8/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
4545745346	G1	XXXXXXXXXX	XXXXXXXXXX	ID	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
4541536611	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/1999	3/XX/1999	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___											B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
4535185480	G1		XXXXXXXXXX	PA	6/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
4528031665	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2006	11/XX/2006	Primary	Purchase		A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A							-
4522363686	G1	XXXXXXXXXX	XXXXXXXXXX	SC	5/XX/2001	4/XX/2001	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
4511851958	G1	XXXXXXXXXX	XXXXXXXXXX	TX	11/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] General - Borrower 1003 current address does not match Note address.: -	Current address as stated on Final 1003 (XXX-XXX XXX Rd) indicates subject is a 2 unit property. Per UW notes on Transmittal XXX XXX Rd is a "guest" house. 2 separate HOI's and flood insurance policies (one for each address) in file and were collected at closing. 2 CAD numbers on tax cert. Loan underwritten and submitted to AUS as a 1 unit.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower. Federal Compliance - Initial Escrow Statement reflects a starting balance of $7,417.75 and the Final CD reflects $7,901.05: Initial Escrow Statement reflects a starting balance of $7,417.75 and the Final CD reflects $7,901.05					-
4505502511	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The hazard insurance coverage was insufficient.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-170.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,068.00.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $207.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	State Compliance - The note indicated the late charge percentage of 5% which exceeds the state maximum of 2%.: The note indicated the late charge percentage of 5% which exceeds the state maximum of 2%.
Federal Compliance - The initial loan estimate reflected a lender credit of -$1,068 and the final closing disclosure reflected a lender credit of -$170. There was no cure provided to the borrowers.: The initial loan estimate reflected a lender credit of -$1,068 and the final closing disclosure reflected a lender credit of -$170. There was no cure provided to the borrowers.
Federal Compliance - The initial loan estimate did not reflect a transfer tax and the final closing disclosure reflected a transfer tax of $207.60.
 There was no cure provided to the borrowers.: The initial loan estimate did not reflect a transfer tax and the final closing disclosure reflected a transfer tax of $207.60.
There was no cure provided to the borrowers.	SELLER - GENERAL COMMENT (2021-09-15): 22729916-TILA - SOL Not EXpired-compliance-TRID Lender Credit Tolerance Violation-TILA-RESPA Integrated Disclosure: Zero Percent Tolerance eXceeded for Lender Credits. Final Lender Credit of $-170.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,068.00. (9300)-The initial loan estimate reflected a lender credit of -$1,068 and the final closing disclosure reflected a lender credit of -$170. There was no cure provided to the borrowers.-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.
SELLER - GENERAL COMMENT (2021-09-15): Disagree: Final lender credit of -$1285.50 is greater than the binding lender credit of -$1068. Final lender credit includes general lender credit in the amount of $90, lender paid rate lock eXtension fee $1082.50, lender paid taX service fee $80 and lender paid transfer taXes $33. Please see attached documentation showing rate lock eXtension fees were always lender paid and included in the lender credit amount to borrower. Not a testing defect.
REVIEWER - CURED COMMENT (2021-09-17): Cured on CD
SELLER - GENERAL COMMENT (2021-09-15): 22730000-TILA - SOL Not EXpired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance eXceeded for Transfer TaX.  Fee Amount of $207.60 eXceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)-The initial loan estimate did not reflect a transfer taX and the final closing disclosure reflected a transfer taX of $207.60.
 There was no cure provided to the borrowers.-TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.
SELLER - GENERAL COMMENT (2021-09-15): Disagree: The LE issued 09/XX/2020 disclosed the addition of transfer taXes in the amount of $262; with a valid change circumstance reason of new money increased per payoff. Date of knowledge was 09/XX/2020 and meets timing requirements. Copy of change circumstance attached. Not a testing defect.
REVIEWER - CURED COMMENT (2021-09-17): Cured on CD	GENERAL COMMENT (2021-09-15): 22730000-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $207.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)-The initial loan estimate did not reflect a transfer tax and the final closing disclosure reflected a transfer tax of $207.60.
 There was no cure provided to the borrowers.-TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): 22729916-TILA - SOL Not Expired-compliance-TRID Lender Credit Tolerance Violation-TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-170.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,068.00. (9300)-The initial loan estimate reflected a lender credit of -$1,068 and the final closing disclosure reflected a lender credit of -$170. There was no cure provided to the borrowers.-TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): Disagree: The LE issued 09/14/2020 disclosed the addition of transfer taxes in the amount of $262; with a valid change circumstance reason of new money increased per payoff. Date of knowledge was 09/10/2020 and meets timing requirements. Copy of change circumstance attached. Not a testing defect.

																																							GENERAL COMMENT (2021-09-15): Disagree: Final lender credit of -$1285.50 is greater than the binding lender credit of -$1068. Final lender credit includes general lender credit in the amount of $90, lender paid rate lock extension fee $1082.50, lender paid tax service fee $80 and lender paid transfer taxes $33. Please see attached documentation showing rate lock extension fees were always lender paid and included in the lender credit amount to borrower. Not a testing defect.			-
4500581115	G1	XXXXXXXXXX	XXXXXXXXXX	TN	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,538.02 is underdisclosed from calculated Finance Charge of $110,891.25 in the amount of $353.23.	Federal Compliance - Underdisclosure is due to a payment stream variance based on dsi.: Underdisclosure is due to a payment stream variance based on dsi.					-
4499908745	G1	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2016	5/XX/2016	Primary	Purchase	HUD Safe Harbor QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the final Closing Disclosure.: - [C] Application / Processing - Missing Document: Fraud Report not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA	Matches.	B	B	B	B	B	[B] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2016).
[B] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2016).
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $6.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $11.82 exceeds tolerance of $10.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $425.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $3.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Amount Financed is $179,539.25.: Amount Financed is $179,539.25.
Federal Compliance - Finance Charge is $160,395.64.: Finance Charge is $160,395.64.
Federal Compliance - Total of Payments is $344,421.66.: Total of Payments is $344,421.66.
Federal Compliance - $4,770.80 Lender credit was provided.: $4,770.80 Lender credit was provided.
Federal Compliance - $4,770.80 Lender credit was provided.: $4,770.80 Lender credit was provided.
Federal Compliance - $4,770.80 Lender credit was provided.: $4,770.80 Lender credit was provided.
																																					Federal Compliance - Home Warranty Fee.: Home Warranty Fee.					-
4489661242	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2021	11/XX/2020	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The credit report was 120 days old as of the note date. The hazard insurance only lists the lender as the mortgagee. The dwelling coverage was insufficient.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
4485976609	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2011	3/XX/2011	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																																				[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
4477739569	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2007	3/XX/2007	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
4476645477	G1	XXXXXXXXXX	XXXXXXXXXX	NV	8/XX/2007	7/XX/2007	Investment	Refinance Cash-out - Other		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.										B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
4471349167	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: -	Report is dated 07/XX/2020 and the loan closed 11/XX/2020.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
4466577567	G1	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
4466206967	G1	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
4454578017	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
4452721112	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2018	4/XX/2018	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Missing Final 1003 [C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 4,951.56 on Final Closing Disclosure provided on 06/XX/2018 not accurate.
																																				[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower.						-
4449944828	G1		XXXXXXXXXX	FL	2/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4448383099	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/2020	6/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: AUS not provided
[C] Application / Processing - Missing Document: Fraud Report not provided	File is missing final AUS	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.					TILA ATR/QM
4447573528	G1	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/2008	7/XX/2008	Primary	UTD UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[C] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay not verified with reliable documentation.
[C] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 11.09650% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of US Treasury 4.7900% + 3%, or 7.79000% and Conventional Mortgage Rate 6.26000% + 1.75%, or 8.01000%.  Non-Compliant Rate Spread Home Loan.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		SELLER - GENERAL COMMENT (2021-09-17): Agreed	GENERAL COMMENT (2021-09-17): Agreed		UTD	State - NC
4439007768	G1	XXXXXXXXXX	XXXXXXXXXX	OK	2/XX/2009	1/XX/2009	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,952.39 is underdisclosed from calculated Finance Charge of $167,991.87 in the amount of $39.48.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
4436500161	G1		XXXXXXXXXX	GA	7/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4434245730	G1	XXXXXXXXXX	XXXXXXXXXX	CT	6/XX/2009	4/XX/2009	Primary	Refinance Rate/Term		B	B	B	B	B						[C] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: - [C] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.: - [C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
4432632171	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2008	1/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
4429299816	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4420217506	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2003	1/XX/2003	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
4418276312	G1		XXXXXXXXXX	IL	8/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4416364462	G1	XXXXXXXXXX	XXXXXXXXXX	IL	9/XX/2014	7/XX/2014	Primary	Refinance Cash-out - Home Improvement	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[C] State Compliance - Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Miscellaneous Compliance - Following guidelines when there is an application date on the boarding data sheet but not a 1003 submitted: Following guidelines when there is an application date on the boarding data sheet but not a 1003 submitted				Yes	State - NC
4415147090	G1	XXXXXXXXXX	XXXXXXXXXX	MO	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,152.96 is underdisclosed from calculated Finance Charge of $159,748.59 in the amount of $595.63.	Federal Compliance - Unable to determine under disclosure due to Missing Itemization of amount financed: Unable to determine under disclosure due to Missing Itemization of amount financed					-
4404636878	G1	XXXXXXXXXX	XXXXXXXXXX	CO	1/XX/2011	1/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [B] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. [B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
4397335911	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-
4381365677	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
4379241405	G1	XXXXXXXXXX	XXXXXXXXXX	MO	12/XX/1998	11/XX/1998	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1998 used as disbursement date for compliance testing.
[B] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1998, prior to three (3) business days from transaction date of 12/XX/1998.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
4371037647	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2004	5/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
4368461321	G1	XXXXXXXXXX	XXXXXXXXXX	AL	3/XX/2009	2/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,855.76 is underdisclosed from calculated Finance Charge of $150,388.45 in the amount of $532.69.	Federal Compliance - TIL itemization did not disclose a flood cert fee of $5.50 as prepaid finance charges. Remaining underdisclosure is due to a payment stream issue on the DSI calculation.: TIL itemization did not disclose a flood cert fee of $5.50 as prepaid finance charges. Remaining underdisclosure is due to a payment stream issue on the DSI calculation.					-
4362409174	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	6/XX/2005	5/XX/2005	Investment	Refinance Cash-out - Other		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.										B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Federal Compliance - Missing Initial Loan Application Test						-
4357814212	G1	XXXXXXXXXX	XXXXXXXXXX	NC	11/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,644.86 is underdisclosed from calculated Finance Charge of $142,730.75 in the amount of $85.89. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003.	Federal Compliance - The itemization of amount financed did not include the flood cert fee of $26 as a prepaid finance charge.: The itemization of amount financed did not include the flood cert fee of $26 as a prepaid finance charge.					-
4356408184	G1	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2007	7/XX/2007	Primary	Purchase	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [B] Federal Compliance - Final TIL Finance Charge Under Disclosed [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation	Closing / Title - TIL appears to be final but not signed nor initialed by borrower.: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed.: Unable to determine under disclosure, due to missing itemization of amount financed.
																																					Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
4354861774	G1		XXXXXXXXXX	AL	2/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4352947197	G1	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2000	7/XX/2000	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2000 used as disbursement date for compliance testing.						-
4352388407	G1	XXXXXXXXXX	XXXXXXXXXX	TX	11/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] General - Missing Document: Source of Funds/Deposit not provided [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -	Documents missing										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: -		REVIEWER - GENERAL COMMENT (2021-09-09): Subsequent CD provided discloses accurate product. Missing product on 9.29 CD results in waiting period violation. Separate EV3 exception cited for timing violation.				-
4344869824	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2005	9/XX/2005	Primary	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.						-
4341017838	G1	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
4336210575	G1	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2018	12/XX/2017	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	Missing VVOE for co-borrower within 10 business days of Note Date to verify 2 years of employment history.
Please provided Required Fraud report for both Borrower(s)
Missing Final 1003 must be fully executed by all parties.	[C] Value Discrepancy - Loan is missing secondary valuation product required for securitization.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $xxx.xx.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-668.25 is less than amount of binding Lender Credit previously disclosed in the amount of $-669.00.	Federal Compliance - Early Closure Fee Addendum attached to Note indicates $500 fee if loan permanently closed within 3 years.: Early Closure Fee Addendum attached to Note indicates $500 fee if loan permanently closed within 3 years.
Federal Compliance - Lender Loan Designation not located in loan file.: Lender Loan Designation not located in loan file.
Federal Compliance - Please provide the initial FACTA Credit core Disclosure along with evidence of Delivery to borrower within 3 Days of the Loan Application Date.: Please provide the initial FACTA Credit core Disclosure along with evidence of Delivery to borrower within 3 Days of the Loan Application Date.
Application / Processing - Missing signed initial 1003.  Currently using Application Date listed on the Occupancy Statement.: Missing signed initial 1003.  Currently using Application Date listed on the Occupancy Statement.
State Compliance - Early Closure Fee Addendum attached to Note indicates $500 fee if loan permanently closed within 3 years.: Early Closure Fee Addendum attached to Note indicates $500 fee if loan permanently closed within 3 years.
Federal Compliance - Please provide the Initial List of Homeownership Counseling Organizations along with evidence of Delivery to borrower within 3 Days of the Loan Application date.: Please provide the Initial List of Homeownership Counseling Organizations along with evidence of Delivery to borrower within 3 Days of the Loan Application date.
Federal Compliance - Early Closure Fee Addendum attached to Note indicates $500 fee if loan permanently closed within 3 years.: Early Closure Fee Addendum attached to Note indicates $500 fee if loan permanently closed within 3 years.
Federal Compliance - Final Lender Credit of $668.25 is less than originally disclosed of $669.00 and no cure provided.: Final Lender Credit of $668.25 is less than originally disclosed of $669.00 and no cure provided.	REVIEWER - GENERAL COMMENT (2020-11-03): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-03-25): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
4330505756	G1	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2004	7/XX/2004	Investment	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4322766291	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2006	2/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,566,167.23 is underdisclosed from calculated Finance Charge of $1,566,371.18 in the amount of $203.95.	Federal Compliance - Unable to determine reason for under disclosure due to Itemization of Amount Financed missing.: Unable to determine reason for under disclosure due to Itemization of Amount Financed missing.					-
4320168172	G1	XXXXXXXXXX	XXXXXXXXXX	VA	4/XX/2021	2/XX/2021	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	C	C	C	B	B	[C] Income Documentation - Income documentation requirements not met.
[C] Credit Documentation - Missing Document: Asset not provided
[C] Application / Processing - Missing Document: AUS not provided
[C] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___	Missing income not provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																																					Federal Compliance - Initial rate lock was not provided.: Initial rate lock was not provided.					TILA ATR/QM
4319724662	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___ [C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - Title: Evidence of title is missing [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
																																				[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
4314985964	G1	XXXXXXXXXX	XXXXXXXXXX	OH	1/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $2,134.54 exceeds the state maximum of 1% of the original balance ($xxx.xx). Prepay language states prepay will not exceed maximum permitted by applicable law.						-
4308429656	G1	XXXXXXXXXX	XXXXXXXXXX	WI	4/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	guideline is verified and requirements are met This loan closed during the COVID-19 affected timeframe.										B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - 3 business days prior to closing was not provided: 3 business days prior to closing was not provided					-
4289678036	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] General - Incomplete Document: Right to Cancel (RTC) is incomplete
[B] General - Incomplete Document: TIL Final is incomplete
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 007/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	General - received but not signed: received but not signed General - received but not signed: received but not signed State Compliance - Late charge not allowed per state NY - max late charge for NYis 2% - note states 4%: Late charge not allowed per state NY - max late charge for NYis 2% - note states 4% Closing / Title - TIL in file indicated to be final, but is not signed or dated by borrower.: TIL in file indicated to be final, but is not signed or dated by borrower.					-
4283161925	G1	XXXXXXXXXX	XXXXXXXXXX	KS	12/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	C	C	C	C	C	[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	Exception set for missing VVOE's and missing tax years on 4506	C	C	C	C	C	[C] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 6 months.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Kansas Late Charge Percent and Amount Testing: Kansas Late Charge: Note late charge of 5.00000%/$25.75 exceeds state maximum of 5% or $25, whichever is lesser.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	State Compliance - ECR fees are not subject to 1026.43(g), per definition of prepayment penalties under 1026.32(b)(6).: ECR fees are not subject to 1026.43(g), per definition of prepayment penalties under 1026.32(b)(6).
Miscellaneous Compliance - Application date was taken from the Occupancy Cert in file.: Application date was taken from the Occupancy Cert in file.
Federal Compliance - Pre Payment was on a  Early Closure Fee Agreement.: Pre Payment was on a  Early Closure Fee Agreement.
																																					Federal Compliance - Borrower's Final CD shows the issue date and the closing date as the same day.: Borrower's Final CD shows the issue date and the closing date as the same day.					State - NC
4279296994	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2013	4/XX/2013	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-
4277612862	G1	XXXXXXXXXX	XXXXXXXXXX	MN	11/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003					No	TNR Testing Not Required
4277541185	G1		XXXXXXXXXX	TX	4/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4276308118	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: - [B] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: -	Previous VOE is not required per AUS. Borrower provided W-2's. Liability was excluded due to Authorized User	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $42.75 exceeds tolerance of $40.00. Insufficient or no cure was provided to the borrower.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower Federal Compliance - Missing evidence of borrower's receipt: Missing evidence of borrower's receipt Federal Compliance - Missing valid COC and no cure was provided to the borrower.: Missing valid COC and no cure was provided to the borrower.					-
4275829631	G1		XXXXXXXXXX	IL	7/XX/1994					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4268990403	G1	XXXXXXXXXX	XXXXXXXXXX	SD	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
4260545818	G1	XXXXXXXXXX	XXXXXXXXXX	MA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - 10 day grace period does not meet the 15 day minimum per state (MA).: 10 day grace period does not meet the 15 day minimum per state (MA).				Yes	TR Indeterminable (UAL State)
4252497640	G1	XXXXXXXXXX	XXXXXXXXXX	MS	3/XX/2000	12/XX/1999	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Closing / Title - Note Error: Note grace period days less than minimum per state [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	Closing / Title - Min grace period is 15 days for MS, note states 10 days.: Min grace period is 15 days for MS, note states 10 days. State Compliance - Max late charge percentage allowed in MS is 4%, note states 5%.: Max late charge percentage allowed in MS is 4%, note states 5%.					-
4248265992	G1	XXXXXXXXXX	XXXXXXXXXX	AL	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-
4239242880	G1	XXXXXXXXXX	XXXXXXXXXX	KY	12/XX/2007		Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
4237232029	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
																																				[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					Yes	TR Indeterminable
4234881569	G1	XXXXXXXXXX	XXXXXXXXXX	KY	2/XX/2007	2/XX/2007	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		SELLER - GENERAL COMMENT (2021-09-17): Agreed	GENERAL COMMENT (2021-09-17): Agreed		Yes	TR Indeterminable (UAL State)
4224700283	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2007	4/XX/2007	UTD	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					Yes	TR Indeterminable
4223560503	G1	XXXXXXXXXX	XXXXXXXXXX	IN	12/XX/1999	11/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,289.20 is underdisclosed from calculated Finance Charge of $132,802.92 in the amount of $513.72.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/1999, prior to three (3) business days from transaction date of 12/XX/1999.	Federal Compliance - Under disclosure appears to be payment stream related, due to DSI.: Under disclosure appears to be payment stream related, due to DSI.					-
4217836087	G1	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2000	10/XX/2000	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2000.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2000, prior to three (3) business days from transaction date of 11/XX/2000.						-
4215916043	G1		XXXXXXXXXX	TX	7/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
4206514200	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 009/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4204319062	G1	XXXXXXXXXX	XXXXXXXXXX	WI	1/XX/2016	11/XX/2015	Primary	Refinance Rate/Term	Higher Priced QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2016).	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
4184813424	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/2020	4/XX/2020	Second Home	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - REO Documents are missing.: -											B	B	B	B	B	[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,620.00 on Final Closing Disclosure provided on 08/XX/2020 not accurate. [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 08/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 08/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					-
4184490033	G1	XXXXXXXXXX	XXXXXXXXXX	MS	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.						-
4179955995	G1	XXXXXXXXXX	XXXXXXXXXX	IA	11/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A							-
4176743980	G1	XXXXXXXXXX	XXXXXXXXXX	KY	4/XX/2002	4/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
4163484952	G1	XXXXXXXXXX	XXXXXXXXXX	OH	6/XX/2020	6/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[C] Income Documentation - REO Documents are missing.: -
[B] Credit Eligibility - Public Record Issue:: -	Calculated investor qualifying total debt ratio of 39.94755% exceeds AUS total debt ratio of 35.66000%.
REO is pending sale.  Missing Mortgage Statement, Tax and Insurance Verification and/or CD from sale of property.
For account titled SW CREDIT SYSTEM for COMCAST, AUS requiring documentation that supports the omission, however no documentation provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - Final CD reflects an escrow deposit of #1,158.96 and the disclosure reflects $1,928.07.: Final CD reflects an escrow deposit of #1,158.96 and the disclosure reflects $1,928.07.
																																					Federal Compliance - TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020): TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020)					TILA ATR/QM
4160219158	G1	XXXXXXXXXX	XXXXXXXXXX	TN	12/XX/2019	9/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	C	C	C	B	B	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of ___ does not match AUS property type of ___.
[C] Income Documentation - The verification of employment is not within 10 business days of the Note.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -	Appraisal reflects SFD. AUS, title and Security instrument show single family, not PUD N/A for previous employment N/A for previous employment	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Higher Priced QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Higher Priced QM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Higher Priced QM
																																					Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.					TILA ATR/QM
4152795386	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2003	12/XX/2003	Second Home	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.						-
4152317654	G1	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2021	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: - [C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [C] Closing / Title - Title Error: Title vesting does not concur with deed	The appraisal was 122 days old as of the note date. The guidelines required an appraisal update when the appraisal report is more than 120 days, but not more than 12 months before the note date. Final Title reflects XXX and the Mortgage reflects XXX and XXX										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
4147849327	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-
4138290646	G1	XXXXXXXXXX	XXXXXXXXXX	WA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date [B] Federal Compliance - Notice of Right to Cancel Missing						-
4136712663	G1	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4131003565	G1	XXXXXXXXXX	XXXXXXXXXX	AL	12/XX/1998	11/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $10, whichever is greater.
[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.	REVIEWER - GENERAL COMMENT (2021-09-17): Signed HUD, dated 12/XX/1998, is in collateral file.
SELLER - GENERAL COMMENT (2021-09-17): Final HUD1 not available
																																						REVIEWER - GENERAL COMMENT (2021-09-17): HUD provided contains an undated borrower's signature. HUD is not signed, certified, or stamped by settlement agent. exception stands.	GENERAL COMMENT (2021-09-17): Final HUD1 not available		Yes	TR HUD Deficiency
4122222299	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/1999	3/XX/1999	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___ [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Unable to test HELOC Brochure due to missing information. [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information. [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.						-
4121720496	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2009	1/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
4120097213	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2006	12/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
4117824296	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Yes	TR Indeterminable
4117790577	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 009/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - 10 day grace period is less than 15 day minimum per state (NY).: 10 day grace period is less than 15 day minimum per state (NY). State Compliance - 5% late charge exceeds 2% maximum per state (NY).: 5% late charge exceeds 2% maximum per state (NY).					-
4113258557	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/1998	8/XX/1998	UTD	Purchase	D	D	D	D	D	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: ___
[C] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[C] Application / Processing - Missing Document: Flood Certificate not provided
[C] Government Documentation - Missing Document: HUD/VA 92900-A not provided
[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 8/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					No	TNR Testing Not Required
4106067195	G1	XXXXXXXXXX	XXXXXXXXXX	PA	3/XX/2015	10/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	REVIEWER - GENERAL COMMENT (2021-04-07): exception EXplanation Updated from: Representative FICO score of 521 is less than Guideline representative FICO score of 760.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a junior lien loan less than or equal to $XXX.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
4102128692	G1	XXXXXXXXXX	XXXXXXXXXX	IA	7/XX/2020	3/XX/2020	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Income Documentation - REO Documents are missing.: -	Missing acceptable evidence that XXX XXX, MN is Free & Clear.										A	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-
4095365817	G1	XXXXXXXXXX	XXXXXXXXXX	CT	12/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
4091133499	G1	XXXXXXXXXX	XXXXXXXXXX	IA	6/XX/2019	5/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	guidelines 2.0 required a verbal VOE performed within 10 days prior to the note date for borrower's using employment or self employmentincome which was not located in the loan file.
All evidence of title missing from the loan file.
Statefarm guidelines required the 4506 to be completed, however the signed tax form did not complete the tax years.
The loan file did not provide an approval.
The loan file did not contain a copy of the Fraud Report.
The credit applications in file were not dated/signed/
The Note provided a maturity date of 06/xx/2034 and the modification of mortgage extended the maturity date to 07/xx/2034.
The hazard policy noted the "Successors and assigns" as the lender only.	REVIEWER - GENERAL COMMENT (2020-12-02): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-02): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-02): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-02): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-02): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-02): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-02): No additional documentation was provided.	C	C	C	C	C	[C] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/xx/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.	State Compliance - A Fee Agreement was located in file citing the borrower's accountability for fees paid by the lender at closing in the event the loan is paid in full within the first 36 months.: A Fee Agreement was located in file citing the borrower's accountability for fees paid by the lender at closing in the event the loan is paid in full within the first 36 months.
Miscellaneous Compliance - The credit applications in file were not signed/dated; however the boarding sheet provided evidence of the creditors application date.: The credit applications in file were not signed/dated; however the boarding sheet provided evidence of the creditors application date.
Federal Compliance - The FACTA disclosure was not located in the loan file.: The FACTA disclosure was not located in the loan file.
Application / Processing - The credit applications in file were not dated/signed/: The credit applications in file were not dated/signed/
Federal Compliance - Rate lock information not provided in the loan file.: Rate lock information not provided in the loan file.
Federal Compliance - A List of HomeOwnership Counseling Organizations was not located in the loan file.: A List of HomeOwnership Counseling Organizations was not located in the loan file.
																																					Federal Compliance - The final CD did not evidence a prepayment penalty; however a Fee Agreement was located in file citing the borrower's accountability for fees paid by the lender at closing in the event the loan is paid in full within the first 36 months.: The final CD did not evidence a prepayment penalty; however a Fee Agreement was located in file citing the borrower's accountability for fees paid by the lender at closing in the event the loan is paid in full within the first 36 months.	REVIEWER - GENERAL COMMENT (2020-12-02): No additional documentation was provided.				State - NC
4089391581	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2001	2/XX/2001	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
4089204153	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.						-
4087351064	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	4/XX/2011	3/XX/2011	Investment	Refinance Rate/Term		A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											A	A	A	A	A							-
4079177897	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
4076176701	G1	XXXXXXXXXX	XXXXXXXXXX	MI	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] General Appraisal Requirements - Valuation Error: Valuation report date was not provided.: -	B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.						-
4052421547	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2012	5/XX/2012	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
4050329031	G1	XXXXXXXXXX	XXXXXXXXXX	TN	12/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Home Improvement	Non QM	B	B	B	B	B	[C] Miscellaneous - Credit Exception: [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: - [B] Document Error - There is no dollar amount noted on the title policy.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.74970% or Final Disclosure APR of 5.75000% is in excess of allowable threshold of APOR 3.12% + 1.5%, or 4.62000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2019 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.
																																				[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Non-QM Loan: Non-QM Loan			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-
4049090747	G1	XXXXXXXXXX	XXXXXXXXXX	PA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 003/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4042742095	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2006	9/XX/2006	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
4041966918	G1	XXXXXXXXXX	XXXXXXXXXX	NM	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
4037774404	G1	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $530,291.23 is underdisclosed from calculated Finance Charge of $530,378.20 in the amount of $86.97.	Federal Compliance - Unable to determine cause of under disclosure due to missing itemization of amount financed: Unable to determine cause of under disclosure due to missing itemization of amount financed					-
4029982746	G1	XXXXXXXXXX	XXXXXXXXXX	SC	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,535.38 is underdisclosed from calculated Finance Charge of $75,610.77 in the amount of $75.39.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003.	Federal Compliance - TIL Itemization did not disclose an Attorney Fee of $75 as a prepaid finance charge.: TIL Itemization did not disclose an Attorney Fee of $75 as a prepaid finance charge.					-
4029862458	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/1999	11/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
4029350329	G1	XXXXXXXXXX	XXXXXXXXXX	NV	11/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Non QM	C	C	C	C	C	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[B] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.	Calculated income of $7,025.20/month is less than $7,179.98/month submitted to AUS.	REVIEWER - RE-GRADED COMMENT (2021-09-14): Comp factors added from file	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[B] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[B] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 50.01238% and based on 1026.43(c)(5) of 50.01% moderately exceed the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $620.00 exceeds tolerance of $553.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Calculated income of $7,025.20 is less than income disclosed on AUS $7,179.98.: Calculated income of $7,025.20 is less than income disclosed on AUS $7,179.98.
Federal Compliance - Loan is eligible for purchase.: Loan is eligible for purchase.
Federal Compliance - DTI over 50 as calculated.: DTI over 50 as calculated.
Federal Compliance - Calculated income of $7,025.20 is less than income disclosed on AUS $7,179.98.: Calculated income of $7,025.20 is less than income disclosed on AUS $7,179.98.
Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower.
Federal Compliance - $67 in cure provided by lender. Cure is sufficient.: $67 in cure provided by lender. Cure is sufficient.	REVIEWER - GENERAL COMMENT (2021-09-14): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - GENERAL COMMENT (2021-09-14): Regraded to EV2-B based om comp factors.
REVIEWER - RE-GRADED COMMENT (2021-09-14): Comp factors added from file
REVIEWER - CURED COMMENT (2021-09-07): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																																								The representative FICO score is above 680.		TILA ATR/QM
4024549660	G1	XXXXXXXXXX	XXXXXXXXXX	SC	12/XX/2002	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002.						-
4024208388	G1	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2001	1/XX/2001	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
4020964794	G1	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/1998	9/XX/1998	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1998.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
4018864718	G1	XXXXXXXXXX	XXXXXXXXXX	VA	3/XX/2003	3/XX/2003	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
4016394363	G1	XXXXXXXXXX	XXXXXXXXXX	WA	1/XX/2012	12/XX/2011	Investment	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
4012577678	G1	XXXXXXXXXX	XXXXXXXXXX	OK	3/XX/1998	2/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1998 used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/1998, prior to three (3) business days from transaction date of 03/XX/1998.						-
3999143230	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2007	8/XX/2007	Primary	Refinance UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
3994587025	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2007	3/XX/2007	Primary	Construction-Permanent		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $387,176.54 is underdisclosed from calculated Finance Charge of $387,443.40 in the amount of $266.86.	Federal Compliance - TIL itemization did not disclose a Settlement fee of $150, a courier fee of $70, an email fee of $25, or a Notice of Settlement fee of $21 as prepaid finance charges.: TIL itemization did not disclose a Settlement fee of $150, a courier fee of $70, an email fee of $25, or a Notice of Settlement fee of $21 as prepaid finance charges.					-
3991933227	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2005	10/XX/2005	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
3990873374	G1	XXXXXXXXXX	XXXXXXXXXX	MA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
3984566658	G1	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.89000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 007/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
3984491812	G1	XXXXXXXXXX	XXXXXXXXXX	GA	4/XX/2021	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.						-
3972983562	G1	XXXXXXXXXX	XXXXXXXXXX	WA	7/XX/1998	3/XX/1998	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
3968232995	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2020	7/XX/2020	Investment	Refinance Rate/Term	N/A		A	A	A	A																		A	A	A	A							-
3967419440	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2003	2/XX/2003	Primary	Purchase	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
3966392426	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/1994	6/XX/1994	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	State Compliance - 5% late charge exceeds 2% maximum per state NY.: 5% late charge exceeds 2% maximum per state NY. Federal Compliance - TIL itemization did not disclose an escrow fee of $1250 and attorney fee of $525 as prepaid finance charge.: TIL itemization did not disclose an escrow fee of $1250 and attorney fee of $525 as prepaid finance charge.					-
3965244078	G1		XXXXXXXXXX	NY	6/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
3960546911	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2018	1/XX/2018	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2018 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2018, prior to three (3) business days from transaction date of 03/XX/2018.						-
3939029925	G1	XXXXXXXXXX	XXXXXXXXXX	SC	8/XX/2014	7/XX/2014	Primary	Refinance Rate/Term	Non QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided [C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Fraud Report not provided [B] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	REVIEWER - RE-GRADED COMMENT (2021-04-22): Comp factors added	B	B	B	B	B	[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Cure for 10% tolerance Provided Outside of 30 Days.: RESPA (2010): Final HUD-1 cure for 10% tolerance violation provided outside of 30 days.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																				[B] State Compliance - South Carolina Late Charge Amount Testing: South Carolina Late Charge: Note late charge of $25.00 exceeds state maximum of $18.00.	Federal Compliance - Restated Loan Designation: Restated Loan Designation			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
3937753984	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3921257309	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2020	10/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.						-
3914155340	G1	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2020	12/XX/2019	Primary	Refinance Cash-out - Home Improvement	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $765.07 exceeds tolerance of $522.00 plus 10% or $574.20.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $970.00 exceeds tolerance of $685.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Loan designation confirmed: Loan designation confirmed
Federal Compliance - The closing disclosure is issued, but not signed three days prior to closing.: The closing disclosure is issued, but not signed three days prior to closing.
Federal Compliance - Total fee amount of $765.07 exceeds tolerance of $574.20.  No valid change of circumstance or cure is provided.: Total fee amount of $765.07 exceeds tolerance of $574.20.  No valid change of circumstance or cure is provided.
																																					Federal Compliance - Total fee amount of $970.00 exceeds tolerance of $685. No valid change of circumstance or cure is provided.: Total fee amount of $970.00 exceeds tolerance of $685. No valid change of circumstance or cure is provided.					TILA ATR/QM
3910608184	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2020	2/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Lat reported mortgage payment June. Missing July payment.	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Title Update.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Patriort Search.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Confirmed initial CD, other CDs in file but they indicate Not For Customer.: Confirmed initial CD, other CDs in file but they indicate Not For Customer.
Federal Compliance - Confirmed Title Update added without Valid COC.: Confirmed Title Update added without Valid COC.
Federal Compliance - Confirmed Patriot Search added without Valid COC.: Confirmed Patriot Search added without Valid COC.
																																					Federal Compliance - reviewed file and Title - SubEscrow Fee in the amount of 100 was not disclosure on Loan Estimate. no cure was provided to the borrower.: reviewed file and Title - SubEscrow Fee in the amount of 100 was not disclosure on Loan Estimate. no cure was provided to the borrower.					-
3910176962	G1	XXXXXXXXXX	XXXXXXXXXX	GA	1/XX/2001	12/XX/2000	Primary	UTD UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					UTD	Indeterminable
3903716898	G1		XXXXXXXXXX	AZ	12/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3896854314	G1	XXXXXXXXXX	XXXXXXXXXX	MI	11/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Property Eligibility - Site and Utilities - Genesee County Water Contamination: Property is located in Genesee County, MI and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003			GENERAL COMMENT (2021-09-17): ATR adequately supported. Compensating factors 1- Good residual income 2- Sizable down payment from borrowers' own funds 3- Presence and history of other occupants (wife) not included on note 4- Equity in other REO 5- Conservative use of consumer credit 6- Satisfactory homeownership experience			-
3890453531	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3886290826	G1	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2019	8/XX/2019	Primary	Refinance Rate/Term	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $xxx.xx.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,069.16 on Final Closing Disclosure provided on 10/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-417.25 is less than amount of binding Lender Credit previously disclosed in the amount of $-418.00.	Federal Compliance - Loan is HPML.: Loan is HPML. Federal Compliance - Note shows fee disclosure: Note shows fee disclosure Federal Compliance - No Cure provided: No Cure provided	REVIEWER - GENERAL COMMENT (2020-11-03): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				State - NC
3885840110	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely [B] Federal Compliance - Missing Initial Loan Application Test [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3874209137	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3868957425	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3867395073	G1	XXXXXXXXXX	XXXXXXXXXX	TN	9/XX/2015	8/XX/2015	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: -	Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2015 used as disbursement date for compliance testing.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2015.						-
3858968770	G1		XXXXXXXXXX	NJ	10/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
3851302848	G1	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy Fee.  Fee Amount of $495.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing.
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,175.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2021-09-13): Sufficient Cure Provided At Closing REVIEWER - GENERAL COMMENT (2021-09-23): Lender credit cure provided at closing REVIEWER - CURED COMMENT (2021-09-13): Sufficient Cure Provided At Closing REVIEWER - GENERAL COMMENT (2021-09-23): Lender credit Cure verified.				-
3838036240	G1	XXXXXXXXXX	XXXXXXXXXX	TX	1/XX/2007	12/XX/2006	Primary	Purchase	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,403.27 is underdisclosed from calculated Finance Charge of $109,657.49 in the amount of $254.22.	Federal Compliance - TIL itemization did not disclose a Processing fee of $600 as prepaid finance charge.: TIL itemization did not disclose a Processing fee of $600 as prepaid finance charge.					-
3837421411	G1	XXXXXXXXXX	XXXXXXXXXX	IN	12/XX/2010	11/XX/2010	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003					No	TNR Testing Not Required
3837409263	G1	XXXXXXXXXX	XXXXXXXXXX	MI	3/XX/2004	2/XX/2004	Primary	Purchase		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.: File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.				UTD	Indeterminable
3832953768	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/1987	9/XX/1987	UTD	Purchase	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1987 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					No	TNR Testing Not Required
3829862605	G1	XXXXXXXXXX	XXXXXXXXXX	AR	9/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	C	C	C	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] State Compliance - Arkansas Late Charge Percent Testing: Arkansas Late Charge: Note late charge percent of 16.57935% exceeds the state maximum of 5%.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.		REVIEWER - GENERAL COMMENT (2021-03-24): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
3819275724	G1		XXXXXXXXXX	SC	6/XX/2009					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3817268545	G1	XXXXXXXXXX	XXXXXXXXXX	MA	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
3817222084	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided											B	B	B	B	B	[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
3816998341	G1	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2006	7/XX/2006	Investment	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	State Compliance - Grace period not allowed per state (MD) - min grace period for MD is 15 days - note states 10 days: Grace period not allowed per state (MD) - min grace period for MD is 15 days - note states 10 days					-
3812674323	G1	XXXXXXXXXX	XXXXXXXXXX	HI	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3810243222	G1	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.						-
3808059517	G1	XXXXXXXXXX	XXXXXXXXXX	DC	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - District of Columbia Prepayment Penalty: District of Columbia Prepayment Penalty: Maximum calculated prepay of $8,531.25 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($xx.xx). [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.		REVIEWER - GENERAL COMMENT (2020-01-29): Updated from: District of Columbia Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.				-
3806981467	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2020	2/XX/2020	Primary	Purchase	Non QM	C	C	C	C	C	[C] Asset Documentation - Guideline Issue:Insufficient asset documentation.: -
[C] Income Documentation - Income Docs Missing:: -
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[C] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.: Payment Shock: ___	Asset account is missing 07/2020 statement Property is two unit, no lease yet on 2nd unit	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of NonQM.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,020.00 exceeds tolerance of $620.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - DTI was approved at 46.8%: DTI was approved at 46.8%
Federal Compliance - Application date per alt source is 02/XX/2020: Application date per alt source is 02/XX/2020
Federal Compliance - Application date per alt source is 02/XX/2020: Application date per alt source is 02/XX/2020
Federal Compliance - Application date per alt source is 02/XX/2020: Application date per alt source is 02/XX/2020	SELLER - GENERAL COMMENT (2021-09-23): Disagree: Per XXXXX internal systems initial app date (RESPA/REG B timer restarted) was 7/XX/2020. Initial LE was disclosed timely on 7/XX/2020. Pre-approval occured on 2/XX/2020 but all 6 of the required pieces of information were not present until 7/17. This is not a testing defect. No corrective action required. Please see attached loan notes.
REVIEWER - CURED COMMENT (2021-09-09): Sufficient Cure Provided At Closing	GENERAL COMMENT (2021-09-23): Disagree: Per Wells Fargo internal systems initial app date (RESPA/REG B timer restarted) was 7/XX/2020. Initial LE was disclosed timely on 7/XX/2020. Pre-approval occured on 2/XX/2020 but all 6 of the required pieces of information were not present until 7/17. This is not a testing defect. No corrective action required. Please see attached loan notes.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																																								The representative FICO score is above 680.		TILA ATR/QM
3804753702	G1	XXXXXXXXXX	XXXXXXXXXX	NC	5/XX/2012	4/XX/2012	UTD	Purchase	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2012 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																				[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.					Yes	TR Indeterminable
3797376498	G1	XXXXXXXXXX	XXXXXXXXXX	LA	1/XX/2018	8/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	C	C	C	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
3796861659	G1	XXXXXXXXXX	XXXXXXXXXX	IN	8/XX/2001	7/XX/2001	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,359.82 is underdisclosed from calculated Finance Charge of $172,600.17 in the amount of $240.35.	Federal Compliance - Under-disclosure due to Itemization of Amount Financed. does not reflect settlement fee $200 courier fee $20 and wire fee$20: Under-disclosure due to Itemization of Amount Financed. does not reflect settlement fee $200 courier fee $20 and wire fee$20					-
3796639524	G1	XXXXXXXXXX	XXXXXXXXXX	MS	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other	C	C	C	C	C	[D] General - Incomplete Document: Note - Subject Lien is incomplete [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Page 2 of Note not provided.	C	C	C	C	C	[C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																				[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						Late Charge
3789327338	G1		XXXXXXXXXX	CO	5/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
3783877776	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: -	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Missing copy of initial application: Missing copy of initial application
Federal Compliance - Per NMLS, LO was licensed at the time of closing: Per NMLS, LO was licensed at the time of closing
State Compliance - Per review of note, the late charge percent in the amount of 5% exceeds the maximum state requirement of 4%. This is validated per note: Per review of note, the late charge percent in the amount of 5% exceeds the maximum state requirement of 4%. This is validated per note
Federal Compliance - Missing rate lock date: Missing rate lock date
																																					Federal Compliance - Missing copy of homeownership counseling list: Missing copy of homeownership counseling list	REVIEWER - GENERAL COMMENT (2021-09-13): Regraded to Ev2-B. NMLS info on final 1003. Originator and Company license active several years prior to loan closing.				-
3764234583	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	3/XX/2021	11/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	This transaction received an appraisal waiver The Hazard Insurance Policy is not included in the file. Coverage amount entries are also missing Hazard Insurance policy is not included in the file Note-Subordinate Lien is not included in the file										A	A	A	A	A							-
3763280165	G1	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/26/2005.						-
3762531107	G1	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B	[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
3741315688	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: - [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.						-
3738761832	G1	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2020	11/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: - [C] Income Documentation - Income Docs Missing:: - [C] Insurance Documentation - Missing Document: Flood Insurance Policy not provided [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3737122512	G1	XXXXXXXXXX	XXXXXXXXXX	MI	1/XX/2021	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] General - Refi Purpose reflects Rate/Term and cash out greater than the greater of 1% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___											B	B	B	B	B	[B] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	State Compliance - Documentation missing: Documentation missing Federal Compliance - Documentation missing: Documentation missing					-
3736186468	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2011	4/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.						-
3727759804	G1	XXXXXXXXXX	XXXXXXXXXX	SC	10/XX/1998	9/XX/1998	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
3727690382	G1	XXXXXXXXXX	XXXXXXXXXX	KY	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,135.49 is underdisclosed from calculated Finance Charge of $59,377.40 in the amount of $241.91.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Under disclosure appears to be payment stream related, due to DSI.: Under disclosure appears to be payment stream related, due to DSI.					-
3727116166	G1		XXXXXXXXXX	IN	5/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
3720287813	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
[B] Federal Compliance - Missing Initial Loan Application Test
[B] Federal Compliance - Property Type Not Provided
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing
																																				[B] Federal Compliance - Notice of Right to Cancel Missing	Federal Compliance - verified RTC is missing: verified RTC is missing					-
3714277620	G1		XXXXXXXXXX	IL	4/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3704252721	G1	XXXXXXXXXX	XXXXXXXXXX	MO	10/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	C	C	C	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
3704227571	G1	XXXXXXXXXX	XXXXXXXXXX	AL	7/XX/2007	6/XX/2007	Primary	Refinance UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
3693290027	G1		XXXXXXXXXX	UT	7/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3691096981	G1	XXXXXXXXXX	XXXXXXXXXX	LA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/02/2007.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
3674607166	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Non QM	C	C	C	C	C	[D] Appraisal Documentation - Missing Document: Appraisal not provided	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $4,822.53 on a Federal Total Loan Amount of $XXX.XX vs. an allowable total of $4,615.18 (an overage of $207.35 or .13478%).
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	REVIEWER - CURED COMMENT (2021-09-14): Sufficient Cure Provided At Closing				TILA ATR/QM
3673464478	G1		XXXXXXXXXX	IL	7/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3670086534	G1	XXXXXXXXXX	XXXXXXXXXX	LA	5/XX/2008	4/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3669529373	G1		XXXXXXXXXX	CA	2/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3663170341	G1		XXXXXXXXXX	PA	8/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3662747888	G1	XXXXXXXXXX	XXXXXXXXXX	LA	6/XX/2019	5/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	C	C	[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	REVIEWER - GENERAL COMMENT (2021-04-27): exception EXplanation Updated from: Most Recent Valuation Inspection Date: 05/XX/2019
Disaster End Date: 08/XX/2020
Disaster Name: HURRICANE XXX
Disaster Declaration Date: 08/XX/2020	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
3658444515	G1		XXXXXXXXXX	NC	8/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3658319203	G1	XXXXXXXXXX		ME	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and Final Title in the file, unable to run compliance.: Incomplete Loan File. Security and Final Title in the file, unable to run compliance.				UTD	Indeterminable
3655571734	G1	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2003	4/XX/2003	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3642837451	G1	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.						-
3640321142	G1	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2002	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $4,384.12 exceeds the state maximum of 1% of the original balance ($xxx.xx).						-
3639194874	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3631153735	G1	XXXXXXXXXX	XXXXXXXXXX	CT	12/XX/2007	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
3630198371	G1	XXXXXXXXXX	XXXXXXXXXX	MD	9/XX/2020	7/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 7,044.84 on Final Closing Disclosure provided on 09/XX/2020 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2020).
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,614.96 on Final Closing Disclosure provided on 09/XX/2020 not accurate.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2020 not received by borrower at least four (4) business days prior to closing.
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2020 not received by borrower at least four (4) business days prior to closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower
Federal Compliance - Application date is 07/XX/2020 and the disclosure is dated 07/XX/2020.: Application date is 07/XX/2020 and the disclosure is dated 07/XX/2020.
Federal Compliance - Application date is 07/XX/2020 and the disclosure is dated 07/XX/2020.: Application date is 07/XX/2020 and the disclosure is dated 07/XX/2020.
Federal Compliance - Taxes are $417.19/month and Final CD reflects $375.00/month. Amount of Escrowed Property Costs over Year 1 is $5,006.28: Taxes are $417.19/month and Final CD reflects $375.00/month. Amount of Escrowed Property Costs over Year 1 is $5,006.28
Federal Compliance - Taxes are $417.19/month and Final CD reflects $375.00/month: Taxes are $417.19/month and Final CD reflects $375.00/month
Federal Compliance - Taxes are $417.19/month and Final CD reflects $375.00/month: Taxes are $417.19/month and Final CD reflects $375.00/month
Federal Compliance - Disclosure reflects Finance Charges of $231,776.18 however calculated Finance Charges reflects $232,313.85.: Disclosure reflects Finance Charges of $231,776.18 however calculated Finance Charges reflects $232,313.85.
Federal Compliance - The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $1,614.96 on page 4; however the HOA dues are $1,140.00 per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $1,614.96 on page 4; however the HOA dues are $1,140.00 per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - Missing evidence of borrower's receipt: Missing evidence of borrower's receipt
Federal Compliance - Application is dated 07/XX/2020 and the LE is dated 07/XX/2020: Application is dated 07/XX/2020 and the LE is dated 07/XX/2020
Federal Compliance - Missing evidence of borrower's receipt: Missing evidence of borrower's receipt
																																					Federal Compliance - Missing evidence of borrower's receipt: Missing evidence of borrower's receipt					TILA ATR/QM
3626571719	G1		XXXXXXXXXX	CA	9/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3625961929	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2004	11/XX/2004	Primary	Purchase		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.: File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.				UTD	Indeterminable
3616190644	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
3613629516	G1	XXXXXXXXXX	XXXXXXXXXX	IN	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3603279212	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2011	1/XX/2011	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
																																				[B] Closing / Title - (Doc Error) TIL Error: Final TIL payment stream is blank.						-
3598489619	G1	XXXXXXXXXX	XXXXXXXXXX	WA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3592215915	G1	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.						-
3590896937	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											A	A	A	A	A							-
3581166491	G1		XXXXXXXXXX	KY	1/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable (UAL State)
3570849232	G1	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/1999	9/XX/1999	Primary	Refinance UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[D] Credit Documentation - Missing Document: Credit Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1999 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
3565471347	G1		XXXXXXXXXX	OH	1/XX/1997					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3562285296	G1	XXXXXXXXXX	XXXXXXXXXX	VT	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,634.66 is underdisclosed from calculated Finance Charge of $44,672.42 in the amount of $37.76.	Federal Compliance - Under disclosure appears to be payment stream related, due to DSI.: Under disclosure appears to be payment stream related, due to DSI.					-
3557910414	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2000	8/XX/2000	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
3557157595	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2020	2/XX/2020	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: - [C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] General - Missing Document: Cancelled Check(s) not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - REO Documents are missing.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	EMD $2,00 cancelled check missing.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2020).
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $20.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Provided 3/XX/20: Provided 3/XX/20 Federal Compliance - Provided 4/XX/20: Provided 4/XX/20 Federal Compliance - Verified APR and Finance charged: Verified APR and Finance charged Federal Compliance - Per review escrow do not match: Per review escrow do not match Federal Compliance - There was no E-signed to verify date.: There was no E-signed to verify date. Federal Compliance - no cure was provided to the borrower: no cure was provided to the borrower					-
3551155332	G1	XXXXXXXXXX	XXXXXXXXXX	WA	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Non QM	C	C	C	C	C	[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: -
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Income Documentation - Income Docs Missing:: -
[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[C] Income Documentation - REO Documents are missing.: -	Credit report pulled at origination, there is not an updated report
Missing Appraisal.
Missing for prior employment.
Missing Mortgage Statement to support monthly payment for amounts in addition to Insurance and Taxes.	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.	Federal Compliance - Underwriter approval acknowledgement of Job gap of one month for both borrowers, UW notes both borrowers currently employed in same lines of work and is stable with a probability of continuance.: Underwriter approval acknowledgement of Job gap of one month for both borrowers, UW notes both borrowers currently employed in same lines of work and is stable with a probability of continuance.
Federal Compliance - Underwriter approval acknowledgement of Job gap of one month for both borrowers, UW notes both borrowers currently employed in same lines of work and is stable with a probability of continuance.: Underwriter approval acknowledgement of Job gap of one month for both borrowers, UW notes both borrowers currently employed in same lines of work and is stable with a probability of continuance.
Federal Compliance - Underwriter approval acknowledgement of Job gap of one month for both borrowers, UW notes both borrowers currently employed in same lines of work and is stable with a probability of continuance.: Underwriter approval acknowledgement of Job gap of one month for both borrowers, UW notes both borrowers currently employed in same lines of work and is stable with a probability of continuance.
Federal Compliance - Evidence of receipt of initial Closing Disclosure was via electronic delivery records. However, the E-Sign Consent document does not have signature lines, a date provided nor a date received.: Evidence of receipt of initial Closing Disclosure was via electronic delivery records. However, the E-Sign Consent document does not have signature lines, a date provided nor a date received.	REVIEWER - GENERAL COMMENT (2021-09-27): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																																								The representative FICO score is above 680.		TILA ATR/QM
3550825722	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2021	12/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] Application / Processing - GSA results indicate loan originator excluded from eligibility.
[C] Mortgage / Program Eligibility - Ratios exceed guidelines - Missing evidence of compensating factors.
[C] Government Documentation - Request for Single Family Housing Loan Guaranty (RD 3555-21) is missing.: -	Per Lender correspondence to borrower on March 30, 2021. Loan was not able to be salable to USDDA due to Loan does not meet RECDS documentation requirements. Unable to obtain mortgage insurance and premium was refunded to borrower on April 5, 2021.
Per Lender correspondence to borrower on March 30, 2021. Loan was not able to be salable to USDDA due to Loan does not meet RECDS documentation requirements. Unable to obtain mortgage insurance and premium was refunded to borrower on April 5, 2021.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.					TILA ATR/QM
3549478089	G1	XXXXXXXXXX	XXXXXXXXXX	KY	5/XX/2004	4/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
3547476667	G1	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/1987	3/XX/1987	Primary	Purchase		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
3546262297	G1	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																				[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.						-
3545799563	G1	XXXXXXXXXX	XXXXXXXXXX	ME	3/XX/2021	2/XX/2021	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Asset Documentation - Guideline Issue:Insufficient asset documentation.: - [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Income Documentation - The verification of employment is required and was not found in file.: -	Per AUS, the VVOE is not required. The listed employment is the borrower's prior employment. At present, the borrower receives pension income and documentation to validate pension income was provided Per AUS, the VVOE is not required. The listed employment is the borrower's prior employment. At present, the borrower receives pension income and documentation to validate pension income was provided	B	B	B	B	B	[B] State Compliance - Maine Notice to Cosigner Status Test: Maine State Disclosure: Notice to Cosigner not provided.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $815.00 exceeds tolerance of $665.00. Sufficient or excess cure was provided to the borrower at Closing.	State Compliance - Missing copy of Notice to Cosigner: Missing copy of Notice to Cosigner Federal Compliance - The rate lock date was not provided.: The rate lock date was not provided.	REVIEWER - CURED COMMENT (2021-09-09): Sufficient Cure Provided At Closing				-
3540122435	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/1988	8/XX/1988	Primary	UTD UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1988 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1988 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					No	TNR Testing Not Required
3537541886	G1	XXXXXXXXXX	XXXXXXXXXX	MO	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.						-
3527613528	G1	XXXXXXXXXX	XXXXXXXXXX	OH	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Prepayment Penalty: exceeds the state maximum of 1% of the original balance ($xxx.xx)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
3524265460	G1	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [C] Income Documentation - REO Documents are missing.: -	Dec Page reflects XXX, ISAOA Missing Tax Verification to verify monthly Tax expenses used to qualify	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 44,480.79 on Final Closing Disclosure provided on 09/XX/2020 not accurate.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $64.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,771.88 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower
Federal Compliance - The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $44,480.79 on page 4; however the taxes and insurance are $44,471.16 per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $44,480.79 on page 4; however the taxes and insurance are $44,471.16 per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - Missing evidence of Borrower's receipt: Missing evidence of Borrower's receipt
Federal Compliance - Missing valid COC and no evidence of cure provided: Missing valid COC and no evidence of cure provided
																																					Federal Compliance - Missing valid COC and no evidence of cure provided: Missing valid COC and no evidence of cure provided					-
3523786099	G1	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,441.26 is underdisclosed from calculated Finance Charge of $223,877.32 in the amount of $3,436.06.	Federal Compliance - Closing instructions indicate the Index used was 3.875%. The lowest Index available within the look-back period is 3.9588%.: Closing instructions indicate the Index used was 3.875%. The lowest Index available within the look-back period is 3.9588%.					-
3522758471	G1	XXXXXXXXXX	XXXXXXXXXX	TX	1/XX/2021	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months business bank statements. (GSE COVID-19): -
[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] Document Error - Missing verification of the existance of self-employed business  within 20 days of the Note Date (COVID-19).: -
[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -
[C] Document Error - YTD P&L Statement was not signed and/oor dated  by Borrower.  (GSE COVID-19): -
																				[B] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003			GENERAL COMMENT (2021-09-20): Disagree: TX Policy Guaranty fee was disclosed in section C of the Initial LE issued 9/4/2020 and was present in section C on the Final CD. Fees originally disclosed in section C of the LE that remain in section C on the CD are held to an unlimited tolerance. This is not a testing defect so no corrective action is required.			-
3516815336	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2003	5/XX/2003	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
3515897979	G1	XXXXXXXXXX	XXXXXXXXXX	OH	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-
3504467173	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2005	8/XX/2005	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Flood Certificate not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
3502573682	G1	XXXXXXXXXX	XXXXXXXXXX	VA	7/XX/2020	3/XX/2020	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	[C] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: -
[C] Income Documentation - Income Docs Missing:
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[C] Income Documentation - The verification of employment is required and was not found in file.: -	Verified appraisal dated 4/XX/2020 and the loan closed on 7/XX/2020, which is greater than 120 days. There is not an appraisal value update or similar document in file.
Two year employment history not verified - missing employment verification from previous employer.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2020).
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $416.33 exceeds tolerance of $403.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $568.00 exceeds tolerance of $540.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,104.38 exceeds tolerance of $810.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Used Loan Designation of Temp HQSM.: Used Loan Designation of Temp HQSM.
Federal Compliance - Verified data is captured correctly.: Verified data is captured correctly.
Federal Compliance - Correct.: Correct.
Federal Compliance - A sufficient cure was not disclosed and a valid COC was not provided to the Borrower.: A sufficient cure was not disclosed and a valid COC was not provided to the Borrower.
Federal Compliance - Total cure required is $1,273.81.  Cure provided $13.33.  Total cure still needed $1,260.05.: Total cure required is $1,273.81.  Cure provided $13.33.  Total cure still needed $1,260.05.
Federal Compliance - Total cure required is $1,273.81.  Cure provided $13.33.  Total cure still needed $1,260.05.: Total cure required is $1,273.81.  Cure provided $13.33.  Total cure still needed $1,260.05.
																																					Federal Compliance - Total cure required is $1,273.81. Cure provided $13.33. Total cure still needed $1,260.05.: Total cure required is $1,273.81. Cure provided $13.33. Total cure still needed $1,260.05.					TILA ATR/QM
3500024628	G1	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Loan File - Missing Document: Hazard Insurance Policy not provided											A	A	A	A	A							-
3490776978	G1	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2016	5/XX/2016	Primary	Purchase	HUD Safe Harbor QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Government Documentation - FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: -
[C] Guideline Issue - FHA Minimum Required Investment was not met.  Borrower's MRI is below minimum required.: Borrower's total contribution is ___ (___).
[C] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: -
[C] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: -
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[B] Miscellaneous Compliance - Loan has been identified as FHA/VA	The loan file did not contain verification that the subject property was not FEMA disaster. The FHA Final HUD addendum to the loan application 92900-A was not signed by the lender. The loan did not meet the FHA minimum required investment. The tax return was not signed by the borrower. The tax return was not signed by the borrower. The AUS required balance sheets. The loan closed as a FHA loan.	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2016).
[B] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2016).
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $6.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $23.64 exceeds tolerance of $17.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - The loan file did not contain a a receipt of appraisal without waiver to the borrower.: The loan file did not contain a a receipt of appraisal without waiver to the borrower.
Federal Compliance - The loan file did not contain evidence of thee rate lock date.: The loan file did not contain evidence of thee rate lock date.
Federal Compliance - The initial application was dated 5/2/2016. The List of homeownership counseling agencies notice was provided to the borrower on 5/XX/2016.: The initial application was dated 5/2/2016. The List of homeownership counseling agencies notice was provided to the borrower on 5/XX/2016.
Federal Compliance - The loan file did not contain evidence that the borrower received a copy of the appraisal disclosure within three days of the loan application date.: The loan file did not contain evidence that the borrower received a copy of the appraisal disclosure within three days of the loan application date.
Federal Compliance - The final closing disclosure dated 7/292016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.: The final closing disclosure dated 7/292016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
Federal Compliance - The final closing disclosure did not disclose the NMLS ID.: The final closing disclosure did not disclose the NMLS ID.
Federal Compliance - The final closing disclosure provided on 07/XX/2016 disclosed an inaccurate finance charge.: The final closing disclosure provided on 07/XX/2016 disclosed an inaccurate finance charge.
Federal Compliance - The final closing disclosure provided on the 7/292016 disclosed the incorrect total of payments.: The final closing disclosure provided on the 7/292016 disclosed the incorrect total of payments.
Federal Compliance - The loan estimate was not delivered to the borrower within three business days of the application date of 5/2/2016.: The loan estimate was not delivered to the borrower within three business days of the application date of 5/2/2016.
Federal Compliance - The revised loan estimate provide  after the date of the closing disclosure was provided.: The revised loan estimate provide  after the date of the closing disclosure was provided.
Federal Compliance - The initial loan estimate did not reflected a $15.00 service charge fee to the borrower. The final closing disclosure reflected a $15.00 service fee charged to the borrower.  There was no cure provided to the borrower.: The initial loan estimate did not reflected a $15.00 service charge fee to the borrower. The final closing disclosure reflected a $15.00 service fee charged to the borrower.  There was no cure provided to the borrower.
Federal Compliance - The initial loan estimate did not indicate a Texas guaranty fee and the final closing disclosure reflected a Texas Guaranty fee of $6 charged to the borrower.  There was no cure provided to the borrower.: The initial loan estimate did not indicate a Texas guaranty fee and the final closing disclosure reflected a Texas Guaranty fee of $6 charged to the borrower.  There was no cure provided to the borrower.
																																					Federal Compliance - The credit report fee of $17.00 was disclosed to the borrower on the initial loan estimate and the final closing disclosure reflected a credit report fee of $23.64 charged to the borrower. There was no cure provided to the borrower.: The credit report fee of $17.00 was disclosed to the borrower on the initial loan estimate and the final closing disclosure reflected a credit report fee of $23.64 charged to the borrower. There was no cure provided to the borrower.					-
3488892885	G1	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 10.00000%/$39.33 exceeds state maximum of 5% or $2, whichever is greater.
[B] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.						-
3479357349	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	Provide copy of Final Title Policy. Provide copy of final lender 1003.	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - Missing Initial Loan Application No Fees
[B] Federal Compliance - Property Type Not Provided
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction	General Appraisal Requirements - Provide copy of appraisal.: Provide copy of appraisal. Application / Processing - Provide copy of initial lender 1003.: Provide copy of initial lender 1003.				Yes	TR Indeterminable
3475506464	G1		XXXXXXXXXX	FL	8/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3475497752	G1	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.											B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [B] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 09/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 09/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					-
3472436816	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2011	2/XX/2011	Investment	Refinance Rate/Term		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
3460057596	G1	XXXXXXXXXX	XXXXXXXXXX	IA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
3459638400	G1	XXXXXXXXXX	XXXXXXXXXX	WI	12/XX/2020	11/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3454991860	G1	XXXXXXXXXX	XXXXXXXXXX	GA	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-
3450023534	G1	XXXXXXXXXX	XXXXXXXXXX	GA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																																				[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-
3441657648	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
3432634826	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,926.68 is underdisclosed from calculated Finance Charge of $51,967.32 in the amount of $40.64.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.: Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.					-
3429119851	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2006	3/XX/2006	Primary	Refinance UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	No evidence of Preliminary or Final Title in file.	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.	State Compliance - Grace period of 10 days is less than 15 day minimum per state (NY): Grace period of 10 days is less than 15 day minimum per state (NY) State Compliance - Late fee of 5% exceeds maximum of 2% per state (NY): Late fee of 5% exceeds maximum of 2% per state (NY) Federal Compliance - Signature is missing.: Signature is missing. Miscellaneous Compliance - RTC is not signed and borrower sgined documents after printed date.: RTC is not signed and borrower sgined documents after printed date.					-
3424977586	G1	XXXXXXXXXX	XXXXXXXXXX	IN	6/XX/1997	5/XX/1997	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1997 used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,100.80 is underdisclosed from calculated Finance Charge of $109,353.49 in the amount of $252.69.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/1997, prior to three (3) business days from transaction date of 06/??/1997.	Federal Compliance - Under disclosure is fee related. TIL itemization did not disclose a settlement fee of $195, a courier $50 or an assignment recording fee of $16 as prepaid finance charges.: Under disclosure is fee related. TIL itemization did not disclose a settlement fee of $195, a courier $50 or an assignment recording fee of $16 as prepaid finance charges.					-
3424521900	G1	XXXXXXXXXX	XXXXXXXXXX	MO	10/XX/2016	8/XX/2016	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I
[C] Title / Lien Defect - Title Evidence is not a standard policy.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2016 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
3422896871	G1	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Loan File - Missing Document: Hazard Insurance Policy not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
3419125087	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2003	9/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided											B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
3412052064	G1	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,065.49 is underdisclosed from calculated Finance Charge of $272,169.69 in the amount of $104.20.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.	Federal Compliance - Underdisclosed due to incorrect payment stream on final TIL: Underdisclosed due to incorrect payment stream on final TIL					-
3408605539	G1	XXXXXXXXXX	XXXXXXXXXX	MS	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,097.20 is underdisclosed from calculated Finance Charge of $53,205.80 in the amount of $108.60.	Federal Compliance - Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.					-
3401027218	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -
[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2020 not received by borrower at least four (4) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $71.25 exceeds tolerance of $35.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Initial CD was provided without borrower receipt. Applying the mailing rule, CD was not provided to the borrower at least three days prior to closing.: Initial CD was provided without borrower receipt. Applying the mailing rule, CD was not provided to the borrower at least three days prior to closing.
Federal Compliance - Revised LE 6/XX/2020 was provided without borrower receipt. Applying the mailing rule, LE was not received by the borrower at least four business days prior to closing.: Revised LE 6/XX/2020 was provided without borrower receipt. Applying the mailing rule, LE was not received by the borrower at least four business days prior to closing.
																																					Federal Compliance - No COC or Cost to cure.: No COC or Cost to cure.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-
3390034891	G1	XXXXXXXXXX	XXXXXXXXXX	IA	12/XX/2018	10/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	C	C	[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	Lender name only	REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.	C	C	C	C	C	[C] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/xx/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.	Federal Compliance - Final CD indicates no prepayment penalty; however, there is an early closure fee on not.: Final CD indicates no prepayment penalty; however, there is an early closure fee on not.	REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.
																																						REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.				State - NC
3374687791	G1		XXXXXXXXXX	MS	10/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. No compliance documents in the loan file.: Incomplete Loan File. No compliance documents in the loan file.				UTD	Indeterminable
3364925023	G1	XXXXXXXXXX	XXXXXXXXXX	SC	3/XX/2006	1/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.						-
3364009659	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2015	2/XX/2015	Primary	Refinance Cash-out - Other	Safe Harbor QM	D	D	D	D	D	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File was missing documentation.
The property is located in GA.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after, 10/XX/2018. declared end date.
The file was missing a copy of the final title policy.
102.79% CLTV exceeds the 80% threshold, with a 728 FICO.
The Deed extended the maturity date to, 6/XX/2015, and the Note reports, 5/XX/2025.
2nd lien Mortgagee indicates lender, only.
Homestead exemption was not waived.	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[B] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[B] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[B] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - The final HUD is illegible. Unable to complete compliance testing. (Not Tested): The final HUD is illegible. Unable to complete compliance testing. (Not Tested)
Federal Compliance - The Note reflects a $500 Early Closure fee, that is not permitted.: The Note reflects a $500 Early Closure fee, that is not permitted.
Federal Compliance - Loan designation was not reported.: Loan designation was not reported.
Federal Compliance - The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within 3 days of originator application date.: The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within 3 days of originator application date.
Miscellaneous Compliance - The rate lock confirmation is missing.: The rate lock confirmation is missing.
Closing / Title - Portions of the HUD are illegible.  Unable to evaluate.: Portions of the HUD are illegible.  Unable to evaluate.
Closing / Title - A legible copy is required to ensure accuracy of data captured.: A legible copy is required to ensure accuracy of data captured.
Closing / Title - Portions of the HUD are illegible.  Unable to evaluate.: Portions of the HUD are illegible.  Unable to evaluate.
Closing / Title - Portions of the HUD are illegible.  Unable to evaluate.: Portions of the HUD are illegible.  Unable to evaluate.
Federal Compliance - Missing evidence of the rate lock confirmation.: Missing evidence of the rate lock confirmation.
Federal Compliance - The final GFE is missing.: The final GFE is missing.
Federal Compliance - The final GFE is missing.: The final GFE is missing.
Federal Compliance - The final GFE is missing.: The final GFE is missing.
Federal Compliance - The early closure fee was not reported as a PPP.: The early closure fee was not reported as a PPP.
Federal Compliance - The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.: The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.	REVIEWER - GENERAL COMMENT (2020-11-03): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.			Yes	TILA ATR/QM
3360504661	G1	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2002	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $3,297.98 exceeds the state maximum of 1% of the original balance ($XXX.XX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.		SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		Yes	TR Indeterminable
3356796834	G1	XXXXXXXXXX	XXXXXXXXXX	KY	3/XX/2002	2/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002.						-
3353272411	G1	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -	Provide HOI declarations page with all mortgagee information. N/A for previous employment										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.						-
3349255024	G1	XXXXXXXXXX	XXXXXXXXXX	MD	9/XX/2020	5/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2020 not received by borrower at least four (4) business days prior to closing.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,049.30 exceeds tolerance of $836.00 plus 10% or $919.60.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $30.00 exceeds tolerance of $28.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Closing Disclosure dated 09/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 09/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Revised Loan Estimate provided on 09/XX/2020 not received by borrower at least four (4) business days prior to closing.: Revised Loan Estimate provided on 09/XX/2020 not received by borrower at least four (4) business days prior to closing.
Federal Compliance - $213.30 violation due to increase in Title - Abstract/Title Search and Title - Closing Protection Letter fees.  No evidence of cure.: $213.30 violation due to increase in Title - Abstract/Title Search and Title - Closing Protection Letter fees.  No evidence of cure.
																																					Federal Compliance - Transfer Tax Fee disclosed as $28 on LE dated 05/XX/2020, but disclosed as $30 on Final Closing Disclosure.: Transfer Tax Fee disclosed as $28 on LE dated 05/XX/2020, but disclosed as $30 on Final Closing Disclosure.					-
3339262500	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2020	3/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	MI Certificate not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2020 not received by borrower at least four (4) business days prior to closing.
																																				[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $123.00 exceeds tolerance of $81.00 plus 10% or $89.10. Sufficient or excess cure was provided to the borrower at Closing.	Application / Processing - Initial Lender's 1003 not provided: Initial Lender's 1003 not provided Federal Compliance - Initial CD was not signed and no evidence of borrower's receipt in file.: Initial CD was not signed and no evidence of borrower's receipt in file. Federal Compliance - Revised Loan Estimate provided 06/XX/2020, Loan Closed 07/XX/2020: Revised Loan Estimate provided 06/XX/2020, Loan Closed 07/XX/2020 Federal Compliance - Sufficient or excess cure was provided to the borrower at Closing.: Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2021-09-14): Sufficient Cure Provided At Closing				-
3334726101	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2004	7/XX/2004	Primary	Purchase	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.					Yes	TR Indeterminable
3328573153	G1	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $3,630.87 exceeds the state maximum of 1% of the original balance ($XXX.XX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
3322811580	G1	XXXXXXXXXX	XXXXXXXXXX	GA	11/XX/2001	10/XX/2001	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
3319829183	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-
3319635372	G1	XXXXXXXXXX	XXXXXXXXXX	MS	12/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
3314867599	G1	XXXXXXXXXX	XXXXXXXXXX	MD	10/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. [B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed or dated by the Lender or Borrower: Initial 1003 is not signed or dated by the Lender or Borrower					-
3306200171	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title.										B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
3300277791	G1	XXXXXXXXXX	XXXXXXXXXX	CO	3/XX/2021	1/XX/2021	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Document Error - Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19): -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $196.00 exceeds tolerance of $116.00 plus 10% or $127.60. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2021-09-20): Sufficient Cure Provided At Closing				-
3297522059	G1	XXXXXXXXXX	XXXXXXXXXX	IL	1/XX/2018	12/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
3294210396	G1	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2014	5/XX/2014	Investment	Refinance Rate/Term	N/A	D	A	A	A	A	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___ [C] Income Documentation - Income Docs Missing:: -	Loan is a securitization and 2 appraisal are required. Unable to Determine FEMA Disaster Status due to missing Documentation. Please provide a Post Disaster Inspection (PDI) dated after Disaster End Date of 06/XX/2016 for the subject property that is currently missing from the file to verify subject property was not affected by disaster.		C	C	C	C	C	[C] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.	Two are required for securitization.	REVIEWER - GENERAL COMMENT (2020-01-24): Regraded to EV1	A	A	A	A	A							-
3293848759	G1	XXXXXXXXXX	XXXXXXXXXX	MI	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] State Compliance - Michigan Prepayment Penalty Second Lien: Michigan Prepayment Penalty:  Second lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.	State Compliance - PPP expired. Prepayment charge not allowed per state (MI)-max prepayment charge for MI ARM/Fixed 2nd lien loan is 1% of prepaid balance- note states 6 months interest on amount of prepayment above 20%. Lender is Countrywide Bank, FSB: PPP expired. Prepayment charge not allowed per state (MI)-max prepayment charge for MI ARM/Fixed 2nd lien loan is 1% of prepaid balance- note states 6 months interest on amount of prepayment above 20%. Lender is Countrywide Bank, FSB					-
3290896101	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Replacement cost estimator not present	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,644.00 exceeds tolerance of $4,060.00 plus 10% or $4,466.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - No cure was provided.: No cure was provided.	SELLER - GENERAL COMMENT (2021-09-15): 22792483-TILA - SOL Not EXpired-compliance-TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance eXceeded. Total amount of $4,644.00 eXceeds tolerance of $4,060.00 plus 10% or $4,466.00. Insufficient or no cure was provided to the borrower. (0)-No cure was provided.-
SELLER - GENERAL COMMENT (2021-09-15): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $5,135.00. Aggregate 10% fees on PC CD issued 3/XX/21 were charged in the amount of $4,649.00. Fee total on CD does not eXceed 10% tolerance total of $5,648.50 therefore no refund would be due. This is not a testing defect and no corrective action required.
REVIEWER - GENERAL COMMENT (2021-09-16): Review confirms ten percent fee tolerance violation is valid. Total fees per final CD of $4,644 eXceeds tolerance of $4,060 (10% fees per initial LE) plus 10% or $4,466. File did not contain LE showing disclosed fees of $5,135. exception remains.	GENERAL COMMENT (2021-09-15): 22792483-TILA - SOL Not Expired-compliance-TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,644.00 exceeds tolerance of $4,060.00 plus 10% or $4,466.00. Insufficient or no cure was provided to the borrower. (0)-No cure was provided.-

																																							GENERAL COMMENT (2021-09-15): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $5,135.00. Aggregate 10% fees on PC CD issued 3/15/21 were charged in the amount of $4,649.00. Fee total on CD does not exceed 10% tolerance total of $5,648.50 therefore no refund would be due. This is not a testing defect and no corrective action required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-
3283100671	G1	XXXXXXXXXX	XXXXXXXXXX	OH	12/XX/2000	11/XX/2000	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $5,465.80 exceeds the state maximum of 1% of the original balance ($XXX.XX).
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2000, prior to three (3) business days from transaction date of 12/XX/2000.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
3264547049	G1	XXXXXXXXXX	XXXXXXXXXX	DE	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,872.42 is underdisclosed from calculated Finance Charge of $163,969.65 in the amount of $97.23.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Under disclosure is fee related. Unable to verify the reason for the under disclosure due to missing Itemization.: Under disclosure is fee related. Unable to verify the reason for the under disclosure due to missing Itemization.					-
3256494440	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2014	10/XX/2014	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[C] Application / Processing - Missing Document: Fraud Report not provided
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.50000% is underdisclosed from calculated APR of 4.64320% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $5,841.34 is underdisclosed from calculated Finance Charge of $6,012.21 in the amount of $170.87.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2014.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
3250988763	G1		XXXXXXXXXX	MI	12/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3242141507	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2020	1/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 99.96 on Final Closing Disclosure provided on 06/XX/2020 not accurate.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																																					Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.					-
3241051052	G1		XXXXXXXXXX	DE	1/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3235906294	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2020	5/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
3235659348	G1	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,918.71 exceeds tolerance of $1,659.00 plus 10% or $1,824.90. Sufficient or excess cure was provided to the borrower at Closing.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower Federal Compliance - Cure provided on final CD.: Cure provided on final CD.	REVIEWER - CURED COMMENT (2021-09-24): Sufficient Cure Provided At Closing				-
3230585048	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2006	6/XX/2006	Investment	Refinance Cash-out - Other		D	D	D	D	D																	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required
3230519793	G1	XXXXXXXXXX	XXXXXXXXXX	GA	11/XX/2014	9/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -
[C] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2014 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains a prepayment penalty due to missing information.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2014, prior to three (3) business days from transaction date of 11/XX/2014.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
3229819389	G1	XXXXXXXXXX	XXXXXXXXXX	NV	11/XX/2020	10/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	GENERAL COMMENT (2021-09-20): Disagree: Title - Lenders policy fee was not held to a zero percent tolerance. The title - Lenders policy fee was disclosed in section C of the Initial LE and moved to section B on the Final CD. As such it is part of the aggregate ten percent fees. Aggregate ten percent baseline established from the LE was $2,324. Final ten percent fees total included on the CD was $1,759.20. Does not exceed the 10% allowable threshold. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-20): Disagree: Title - All endorsements fee was not held to a zero percent tolerance. The title - all endorsements fee was disclosed in section C of the Initial LE and moved to section B on the Final CD. As such it is part of the aggregate ten percent fees.  Aggregate ten percent baseline established from the LE was $2,324. Final ten percent fees total included on the CD was $1,759.20. Does not exceed the 10% allowable threshold. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-20): Disagree: Title - CPL fee was not held to a zero percent tolerance. The title - CPL fee was disclosed in section C of the Initial LE and moved to section B on the Final CD. As such it is part of the aggregate ten percent fees.  Aggregate ten percent baseline established from the LE was $2,324. Final ten percent fees total included on the CD was $1,759.20. Does not exceed the 10% allowable threshold. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-20): Disagree: Title - Closing/Escrow fee was not held to a zero percent tolerance. The title - closing/escrow fee was disclosed in section C of the Initial LE and moved to section B on the Final CD. As such it is part of the aggregate ten percent fees.  Aggregate ten percent baseline established from the LE was $2,324. Final ten percent fees total included on the CD was $1,759.20. Does not exceed the 10% allowable threshold. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-20): Disagree: Title - Title Inspection fee was not held to a zero percent tolerance. The title - title inspection fee was not disclosed in section C of the Initial LE and was added to section B on the Final CD. As such it is part of the aggregate ten percent fees. Aggregate ten percent baseline established from the LE was $2,324. Final ten percent fees total included on the CD was $1,759.20. Does not exceed the 10% allowable threshold. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-20): Disagree: Title - Recording Service fee was not held to a zero percent tolerance. The title - recording service fee was not disclosed in section C of the Initial LE and was added to section B on the Final CD. As such it is part of the aggregate ten percent fees. Aggregate ten percent baseline established from the LE was $2,324. Final ten percent fees total included on the CD was $1,759.20. Does not exceed the 10% allowable threshold. This is not a testing defect so no corrective action is required.

																																							GENERAL COMMENT (2021-09-20): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $2,324. Aggregate 10% fees on the consummation CD were charged in the amount of $1,759.20. This is not a testing defect so no corrective action is required.			-
3212196774	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	8/XX/2020	6/XX/2020	Primary	Purchase	Non QM	C	C	C	C	C	[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[C] Income Documentation - The verification of employment is required and was not found in file.: -	Credit report is dated 4/XX/2020	C	C	C	C	C	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - Loan approval was not located showing loan is eligible: Loan approval was not located showing loan is eligible
																																					Federal Compliance - Prior VVOE is missing. Borrower has been in the same line of employment for over 3yrs.: Prior VVOE is missing. Borrower has been in the same line of employment for over 3yrs.					TILA ATR/QM
3211402340	G1	XXXXXXXXXX	XXXXXXXXXX	PA	1/XX/2002	12/XX/2001	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
3206897903	G1	XXXXXXXXXX	XXXXXXXXXX	IN	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,677.50 is underdisclosed from calculated Finance Charge of $222,316.42 in the amount of $638.92.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Under disclosure appears to be payment stream related, due to DSI.: Under disclosure appears to be payment stream related, due to DSI.					-
3203900618	G1		XXXXXXXXXX	TX	6/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3190580012	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3189443621	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
3187224091	G1	XXXXXXXXXX	XXXXXXXXXX	AL	6/XX/2002	5/XX/2002	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
3178358549	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2004	12/XX/2003	Primary	UTD UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY is 0% - notes states $607.50. Lender is XXXXXXXXXX: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY is 0% - notes states $607.50. Lender is XXXXXXXXXX					-
3169987550	G1	XXXXXXXXXX	XXXXXXXXXX	MD	9/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Closing / Title - Missing Document: Rider - Other not provided	Lender and Originator Disclosure Rider was not provided	B	B	B	B	B	[B] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
																																				[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,685.60 exceeds tolerance of $1,504.00 plus 10% or $1,654.40. Sufficient or excess cure was provided to the borrower at Closing.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower Federal Compliance - Cure of $31.75 was provided and is sufficient to cover $31.20 fee tolerance.: Cure of $31.75 was provided and is sufficient to cover $31.20 fee tolerance.	REVIEWER - CURED COMMENT (2021-08-31): Sufficient Cure Provided At Closing				-
3166624110	G1	XXXXXXXXXX	XXXXXXXXXX	MI	3/XX/2007		Primary	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
3160356130	G1	XXXXXXXXXX	XXXXXXXXXX	MT	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.						-
3159353180	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2012	7/XX/2012	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [B] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
3157925404	G1	XXXXXXXXXX	XXXXXXXXXX	CO	2/XX/2003	2/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL itemization did not disclose a Courier / Messenger fee of $50 and a Wire fee for $25 as prepaid finance charge.: TIL itemization did not disclose a Courier / Messenger fee of $50 and a Wire fee for $25 as prepaid finance charge.					-
3156426368	G1	XXXXXXXXXX	XXXXXXXXXX	MS	3/XX/2016	1/XX/2016	Primary	Refinance Rate/Term	Non QM	B	B	B	B	B	[C] Miscellaneous - Credit Exception: [C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.25060% or Final Disclosure APR of 5.25000% is in excess of allowable threshold of APOR 3.00% + 1.5%, or 4.50000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000%/$25.00 exceeds state maximum of 4% or $5, whichever is greater.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Miscellaneous Compliance - TRID Error: Cash at settlement from or to borrower is blank.: -
[B] Miscellaneous Compliance - TRID Error: Cash at settlement from or to borrower is blank.: -
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2016 incorrectly disclosed whether the loan contains a Prepayment Penalty.
																																				[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Non-QM: Non-QM					-
3154537681	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing.					-
3150701015	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
3146379400	G1	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2021	1/XX/2021	Investment	Refinance Rate/Term	B	B	B	B	[C] Closing / Title - Missing Document: Rider - Other not provided	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2021 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
3142025240	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
3140087951	G1		XXXXXXXXXX	SC	4/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3139999125	G1	XXXXXXXXXX	XXXXXXXXXX	SC	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,385.41 is underdisclosed from calculated Finance Charge of $53,535.60 in the amount of $150.19.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Unable to determine under disclosure doe to missing Itemization of amount financed.: Unable to determine under disclosure doe to missing Itemization of amount financed.					-
3128743614	G1	XXXXXXXXXX	XXXXXXXXXX	MO	1/XX/2021	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] General - Refi Purpose reflects Rate/Term and cash out greater than the greater of 1% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower.					-
3124859189	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2001	3/XX/2001	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3122343435	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2004	8/XX/2004	Second Home	Purchase		A	A	A	A	A																	A	A	A	A	A							-
3116718128	G1		XXXXXXXXXX	GA	7/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3103764876	G1	XXXXXXXXXX	XXXXXXXXXX	AK	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3101897161	G1	XXXXXXXXXX	XXXXXXXXXX	IN	2/XX/2008	1/XX/2008	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable (UAL State)
3098382832	G1		XXXXXXXXXX	OK	4/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3094171426	G1	XXXXXXXXXX	XXXXXXXXXX	MS	12/XX/2000	11/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Documents in the loan file do not match the tape data.: Incomplete Loan File. Documents in the loan file do not match the tape data.	SELLER - GENERAL COMMENT (2019-02-11): Received new file.
REVIEWER - GENERAL COMMENT (2019-02-11): Received new file. Nothing received matches the tape data. Tape is loan dated 12/XX/2000 in the loan amount of $XXXXX and property address on tape doesn't match that which is on the tape.
																																						REVIEWER - GENERAL COMMENT (2019-02-21): Received new file. Nothing received matches the tape data. Tape is loan dated 12/XX/2000 in the loan amount of $XXXXX and property address on tape doesn't match that which is on the tape.	GENERAL COMMENT (2019-02-11): Received new file.		UTD	Indeterminable
3091666988	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2006	12/XX/2005	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
3087240840	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2015	2/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2015, prior to three (3) business days from transaction date of 04/XX/2015.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
3078384922	G1	XXXXXXXXXX	XXXXXXXXXX	CT	1/XX/2011	12/XX/2010	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
3076362523	G1	XXXXXXXXXX	XXXXXXXXXX	VA	12/XX/2016	10/XX/2016	Primary	Purchase	HUD Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[C] Government Documentation - FHA - Amendatory Clause is not compliant.: -
[C] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.: -
[C] General - FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document is missing lender signature on a brokered loan.: -
[C] Government Documentation - FHA MIP Error (Borrower Paid):: -
[C] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the final Closing Disclosure.: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[B] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: -
[B] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: -
[B] Miscellaneous Compliance - Loan has been identified as FHA/VA	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016).
[B] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)
[B] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 12/XX/2016).
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,975.34 exceeds tolerance of $1,958.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Borrower did not lock interest rate - floating rate disclosure in file.: Borrower did not lock interest rate - floating rate disclosure in file.
Federal Compliance - Finance charge understated by -$5,431.54: Finance charge understated by -$5,431.54
Federal Compliance - Seller CD and seller paid fees on the consumer's Final CD are missing.: Seller CD and seller paid fees on the consumer's Final CD are missing.
Federal Compliance - Final CD disclosed a Total of Payments value of $286,206.19.: Final CD disclosed a Total of Payments value of $286,206.19.
																																					Federal Compliance - Transfer Tax fees increased without a valid change of circumstance.: Transfer Tax fees increased without a valid change of circumstance.					-
3075981597	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2007	2/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
3069526890	G1	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/1999	9/XX/1999	Primary	Purchase		B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3068741991	G1	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2007	5/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3066186779	G1	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the under disclosure. No itemization of the amount financed located.: Unable to determine the reason for the under disclosure. No itemization of the amount financed located.					-
3066088639	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2003	7/XX/2003	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
3065122388	G1	XXXXXXXXXX	XXXXXXXXXX	MI	11/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
3065015318	G1	XXXXXXXXXX	XXXXXXXXXX	CT	12/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A	A	A	A	A	A	[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $259.00 exceeds tolerance of $140.00 plus 10% or $154.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2021-09-16): Sufficient Cure Provided At Closing	GENERAL COMMENT (2021-09-15): 22798435-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Release Tracking Fee. Fee Amount of $95.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77211)-Insufficient cure-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): 22798434-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $750.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77166)-Insufficient cure-TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): 22798433-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $300.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)-Insufficient cure-TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): 22798432-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $1,100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73183)-Insufficient cure-TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): 22798431-TILA - SOL Not Expired-compliance-TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $259.00 exceeds tolerance of $140.00 plus 10% or $154.00.  Insufficient or no cure was provided to the borrower. (0)-Insufficient cure-

GENERAL COMMENT (2021-09-15): Disagree: Title - Release Tracking Fee was not listed on Block C on the LE and added in Block C on the consummation CD. Title-related Fees not initially disclosed in Section C of the LE and added in Section C of the CD = Unlimited. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-15): Disagree: Title - Attorney Review Fee was not listed in Block C of the LE and was added in Block C on the consummation CD. Title-related Fees not initially disclosed in Section C of the LE and added in Section C of the CD = Unlimited. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-15): Disagree: Title - Title Search is listed in Block C on the initial LE and stayed in Block C on the consummation CD. Title-related Fees initially disclosed in Section C of the LE and remain in Section C of the CD = Unlimited. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-15): Disagree: Loan Estimate issued 9/2/2020 disclosed $1100 Processing fee. Final CD issued 12/16/2020 disclosed $1100 Processing fee. This is not a fee tolerance defect. Additionally, there is no Title - Processing Fee present throughout the loan.

																																							GENERAL COMMENT (2021-09-15): Disagree: Title fees originally disclosed in section C of the LE that remain in section C on the CD or Title fees that are added to section C on the CD are held to an unlimited tolerance. The only applicable ten percent fee was the recording fees. The initial LE disclosed recording fees $140. Final CD disclosed recording fees $150, within allowable tolerance. This is not a testing defect so no corrective action is required.			-
3064018037	G1		XXXXXXXXXX	AL	9/XX/2008		Primary	Refinance		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3060266359	G1	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2011	1/XX/2011	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,953.33 is underdisclosed from calculated Finance Charge of $207,160.84 in the amount of $207.51.
																																				[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
3058563895	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	3/XX/2021	11/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Application / Processing - Missing Valuation:: -											A	A	A	A	A							-
3058237977	G1		XXXXXXXXXX	AL	6/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3058211662	G1	XXXXXXXXXX	XXXXXXXXXX	WA	5/XX/2020	10/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-126.00.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $850.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Missing evidence the loan was submitted as HPQM.: Missing evidence the loan was submitted as HPQM.
Federal Compliance - Missing evidence the final CD was received 3 business days prior to closing.: Missing evidence the final CD was received 3 business days prior to closing.
Federal Compliance - Missing a valid Change of Circumstance.  No cure was provided.: Missing a valid Change of Circumstance.  No cure was provided.
																																					Federal Compliance - Missing a valid Change of Circumstance. No cure was provided.: Missing a valid Change of Circumstance. No cure was provided.					TILA ATR/QM
3053802268	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2011	12/XX/2011	Primary	Refinance Rate/Term		A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											A	A	A	A	A							-
3043363068	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2003	3/XX/2003	Investment	Refinance Cash-out - Home Improvement		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3041574186	G1		XXXXXXXXXX	TN	12/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3041554701	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2013	6/XX/2013	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,000.42 is underdisclosed from calculated Finance Charge of $134,415.86 in the amount of $415.44.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
3038104622	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.						-
3038000304	G1	XXXXXXXXXX	XXXXXXXXXX	GA	11/XX/2020	10/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: -
[C] Asset Documentation - Asset documentation requirements not met.
[C] Asset Documentation - Guideline Issue:Insufficient asset documentation.: -
[C] Income Documentation - Income Docs Missing:: -
[C] General - Missing Document: Cancelled Check(s) not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	Asset documentation requirement not met due to missing Gift(s) deposit verification. Cancelled checks are missing to source the earnest money deposit for this transaction	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.					TILA ATR/QM
3032048583	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $380,832.70 is underdisclosed from calculated Finance Charge of $381,011.30 in the amount of $178.60.	Federal Compliance - Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.					-
3028942285	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $127.00 plus 10% or $139.70.  Insufficient or no cure was provided to the borrower.
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $127.00 plus 10% or $139.70. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - The final Closing Disclosure stated a cure in the amount of $60.30.: The final Closing Disclosure stated a cure in the amount of $60.30.	SELLER - GENERAL COMMENT (2021-09-15): 22797366-TILA - SOL Not EXpired-compliance-TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance eXceeded. Total amount of $200.00 eXceeds tolerance of $127.00 plus 10% or $139.70. Insufficient or no cure was provided to the borrower. (0)-The final Closing Disclosure stated a cure in the amount of $60.30.-
SELLER - GENERAL COMMENT (2021-09-15): Disagree: Aggregate 10% recording fees on the initial LE were disclosed in the amount of $127. Aggregate 10% recording fees on the consummation CD were charged in the amount of $200. Fee total on consummation CD eXceeds allowable limit by $60.30. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $60.30. This is sufficient to cure the unacceptable increase in 10% fees. This is not a testing defect so no corrective action is required.
REVIEWER - CURED COMMENT (2021-09-17): Credit on final CD
REVIEWER - CURED COMMENT (2021-09-17): Sufficient Cure Provided At Closing	GENERAL COMMENT (2021-09-15): 22797366-TILA - SOL Not Expired-compliance-TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $127.00 plus 10% or $139.70. Insufficient or no cure was provided to the borrower. (0)-The final Closing Disclosure stated a cure in the amount of $60.30.-

																																							GENERAL COMMENT (2021-09-15): Disagree: Aggregate 10% recording fees on the initial LE were disclosed in the amount of $127. Aggregate 10% recording fees on the consummation CD were charged in the amount of $200. Fee total on consummation CD exceeds allowable limit by $60.30. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $60.30. This is sufficient to cure the unacceptable increase in 10% fees. This is not a testing defect so no corrective action is required.			-
3028444039	G1	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2020	12/XX/2019	Investment	Refinance Cash-out - Home Improvement	N/A	B	B	B	B	B						[C] Income Documentation - Income Docs Missing:: -											B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.						-
3027123198	G1	XXXXXXXXXX	XXXXXXXXXX	NC	2/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $640.00 exceeds tolerance of $515.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - No valid coc or cure provided.: No valid coc or cure provided.	SELLER - GENERAL COMMENT (2021-09-28): Disagree: Appraisal Fee increased by $125.00 on CD issued 2/XX/2021. Section J of the CD disclosed a $125.00 credit for increase in closing costs above legal limit to cure the unacceptable increase in the 0% Appraisal Fee. This is not a testing defect and no corrective action is required. REVIEWER - CURED COMMENT (2021-09-28): Cured on CD	GENERAL COMMENT (2021-09-28): Disagree: Appraisal Fee increased by $125.00 on CD issued 2/2/2021. Section J of the CD disclosed a $125.00 credit for increase in closing costs above legal limit to cure the unacceptable increase in the 0% Appraisal Fee. This is not a testing defect and no corrective action is required.			-
3026135730	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2018	9/XX/2018	Primary	Refinance Cash-out - Other	Higher Priced QM	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -	The 4506-T in the loan file was incomplete as it did not indicate the years it was to be used for.	REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided. REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.73970% or Final Disclosure APR of 5.74000% is in excess of allowable threshold of APOR 4.05% + 1.5%, or 5.55000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/18 incorrectly disclosed whether the loan contains a Prepayment Penalty.	Federal Compliance - No documentation in the file to evidence when/if the borrower was provided with the appraisal.: No documentation in the file to evidence when/if the borrower was provided with the appraisal. Federal Compliance - Final CD indicates no prepayment penalty; however ther is an early closure fee.: Final CD indicates no prepayment penalty; however ther is an early closure fee.	REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided. REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided. REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.				-
3016884793	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2005	9/XX/2005	Investment	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Application / Processing - Missing Document: Flood Certificate not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2005.						-
3016299942	G1	XXXXXXXXXX	XXXXXXXXXX	MN	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3014158489	G1	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
3008321674	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
3007506657	G1		XXXXXXXXXX	NY	2/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
3005283179	G1	XXXXXXXXXX	XXXXXXXXXX	MN	7/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
																																				[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
3002148285	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2013	5/XX/2013	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,216.71 is underdisclosed from calculated Finance Charge of $43,846.00 in the amount of $629.29.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed: Unable to determine under disclosure due to missing itemization of amount financed					-
2999326329	G1		XXXXXXXXXX	KY	11/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
2991843379	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2007	12/XX/2006	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
2991791237	G1	XXXXXXXXXX	XXXXXXXXXX	IL	8/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	Per Fannie mae guidelines: We are modifying age of document requirements from four months (120 days) to two months (60 days) for most income and asset documentation. If an asset account is reported on a quarterly basis, the lender must obtain the most recently issued quarterly statement. Statement 5/31/2021 transaction 8/1/2020.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
2990438445	G1	XXXXXXXXXX	XXXXXXXXXX	OH	3/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
2987706754	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2985919395	G1	XXXXXXXXXX	XXXXXXXXXX	ID	4/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2980927896	G1	XXXXXXXXXX	XXXXXXXXXX	TX	9/XX/2020	9/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds AUS high loan to value percentage of ___
[C] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds AUS combined loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds AUS loan to value percentage of ___.
[C] Income Documentation - Income Docs Missing:: -
[C] Income Documentation - Income documentation requirements not met.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] General Appraisal Requirements - Primary Appraisal was completed after the final loan approval.: -
[C] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	LTV of 80% is correct
LTV of 80% is correct
LTV of 80% is correct
Loan is missing income requirements per DU. Missing W-2 and VVOE w/in 10 business days of note
Appraisal was dated after final approval. Appraised value is $435,000 compared to AUS value of $434,861	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.00 exceeds tolerance of $150.00 plus 10% or $165.00.  Insufficient or no cure was provided to the borrower.
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.00 exceeds tolerance of $150.00 plus 10% or $165.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - No valid COC or cure provided.: No valid COC or cure provided.	SELLER - GENERAL COMMENT (2021-09-15): 22794389-TILA - SOL Not EXpired-compliance-TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance eXceeded. Total amount of $168.00 eXceeds tolerance of $150.00 plus 10% or $165.00. Insufficient or no cure was provided to the borrower. (0)-No valid COC or cure provided.-
SELLER - GENERAL COMMENT (2021-09-15): Disagree: Aggregate 10% recording fees on the initial LE were disclosed in the amount of $150. Aggregate 10% recording fees on the consummation CD were charged in the amount of $168. Fee total on consummation CD eXceeds allowable limit by $3. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $3. This is sufficient to cure the unacceptable increase in 10% fees. This is not a testing defect so no corrective action is required.
REVIEWER - CURED COMMENT (2021-09-16): Cured on the CD
REVIEWER - CURED COMMENT (2021-09-16): Sufficient Cure Provided At Closing	GENERAL COMMENT (2021-09-15): 22794389-TILA - SOL Not Expired-compliance-TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.00 exceeds tolerance of $150.00 plus 10% or $165.00. Insufficient or no cure was provided to the borrower. (0)-No valid COC or cure provided.-

																																							GENERAL COMMENT (2021-09-15): Disagree: Aggregate 10% recording fees on the initial LE were disclosed in the amount of $150. Aggregate 10% recording fees on the consummation CD were charged in the amount of $168. Fee total on consummation CD exceeds allowable limit by $3. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $3. This is sufficient to cure the unacceptable increase in 10% fees. This is not a testing defect so no corrective action is required.			TILA ATR/QM
2979718746	G1		XXXXXXXXXX	DC	11/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2978745639	G1	XXXXXXXXXX	XXXXXXXXXX	LA	3/XX/2019	12/XX/2018	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	B	B	B	B	B	[C] Miscellaneous - Credit Exception: [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Fraud Report not provided [B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-
2976020148	G1	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2020	3/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Copy Or Fax Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Missing initial loan application: Missing initial loan application
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - Missing valid COC and no evidence of a cure provided: Missing valid COC and no evidence of a cure provided
																																					Federal Compliance - Missing valid COC and no evidence of a cure provided: Missing valid COC and no evidence of a cure provided					-
2965841127	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2965425724	G1	XXXXXXXXXX	XXXXXXXXXX	MS	2/XX/2015	12/XX/2014	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	C	C	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___.
[C] Application / Processing - Missing Document: Approval not provided
[C] Loan File - Missing Document: Hazard Insurance Policy not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument loan amount and note original loan amount do not concur.
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	New exception. Seller provided credit report screen shot.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2015 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater.
[B] State Compliance - Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 4.30492%, 4.30492%, 4.30492%,   which exceeds the max allowable.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[B] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.
[B] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2015, prior to three (3) business days from transaction date of 02/XX/2015.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
2963819516	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2016	4/XX/2016	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: -	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan less than $250,000 and an introductory period less than 5 years.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.					Yes	TR Indeterminable
2963533306	G1	XXXXXXXXXX	XXXXXXXXXX	VA	11/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A	[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: -
[C] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -
																				[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -											A	A	A	A	A							-
2962240517	G1	XXXXXXXXXX	XXXXXXXXXX	KY	12/XX/2005		Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	Exception: Federal FACTA Disclosure- - Rating - 2;						-
2943969903	G1	XXXXXXXXXX	XXXXXXXXXX	KY	12/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
[C] Income Documentation - Income Docs Missing:: -
[C] General - Missing Document: Drive By not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	[C] Value Discrepancy - Loan is missing secondary valuation product required for securitization.	C	C	C	C	C	[C] State Compliance - Kentucky Prepayment Penalty Test: Kentucky Prepayment Penalty: Maximum penalty allowed per state is 3%, 2%, 1% [in Years 1-3]. Loan contracts for prepay percentages of 1.02881%, 1.02881%, 1.02881%, which exceeds the max allowable.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.						State - NC
2939818787	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2016	2/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.	The note lists the maturity date as 5/xx/2031 and the mortgage modification extends the maturity date to 5/xx/2031.	REVIEWER - GENERAL COMMENT (2020-12-02): this tab needs to be completed if it opens..thanks REVIEWER - GENERAL COMMENT (2020-12-02): this tab needs to be completed if it opens..thanks REVIEWER - GENERAL COMMENT (2020-12-02): this tab needs to be completed if it opens..thanks REVIEWER - GENERAL COMMENT (2020-12-02): this tab needs to be completed if it opens..thanks	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
																																				[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Unable to locate verification of receipt in the loan file.: Unable to locate verification of receipt in the loan file.	REVIEWER - GENERAL COMMENT (2020-12-02): this tab needs to be completed if it opens..thanks				-
2938174441	G1	XXXXXXXXXX	XXXXXXXXXX	NC	9/XX/2020	8/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Application / Processing - Missing Document: AUS not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 disclosed N/A as Escrowed Property Costs over Year 1.
[B] Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 disclosed N/A as Non-Escrowed Property Costs over Year 1.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $275.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $550.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final CD shows $275 Title-Examination fee which does not appear on the initial LE.: Final CD shows $275 Title-Examination fee which does not appear on the initial LE. Federal Compliance - Final CD shows $550 Title-Survey fee which does not appear on the initial LE.: Final CD shows $550 Title-Survey fee which does not appear on the initial LE. Federal Compliance - Final CD shows$150 title-abstract/search fee which does not appear on the initial LE.: Final CD shows$150 title-abstract/search fee which does not appear on the initial LE.					-
2934209400	G1	XXXXXXXXXX	XXXXXXXXXX	OH	1/XX/2009	12/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Unable to test Closing Disclosure due to missing information.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
2933484026	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	3/XX/2020	2/XX/2020	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $243.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $18.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514): Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $18.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514)
Federal Compliance - Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75130): Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75130)
																																					Federal Compliance - No COC or cure provided: No COC or cure provided					-
2927878920	G1	XXXXXXXXXX	XXXXXXXXXX	TN	7/XX/2008	5/XX/2008	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2914177184	G1	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $407,704.32 is underdisclosed from calculated Finance Charge of $408,679.32 in the amount of $975.00.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
2913770623	G1	XXXXXXXXXX	XXXXXXXXXX	MO	1/XX/2012	12/XX/2011	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Closing / Title - Missing Document: Security Instrument not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2012 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
2911690077	G1	XXXXXXXXXX	XXXXXXXXXX	NE	4/XX/2020	2/XX/2020	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
Federal Compliance - List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Missing initial loan application: Missing initial loan application
Federal Compliance - Initial Escrow disclosure statement indicates payments to escrow account $422.88 and final closing disclosure indicates escrow payments are $355.62: Initial Escrow disclosure statement indicates payments to escrow account $422.88 and final closing disclosure indicates escrow payments are $355.62
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																																					Federal Compliance - Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.					TILA ATR/QM
2909039105	G1	XXXXXXXXXX	XXXXXXXXXX	PA	4/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: - [C] Asset Documentation - Assets Error: Account Number was not provided: - [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Fraud Report not provided [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	all dates entered and valuation performed at origination has been verified Account Number is not found in acuity Income Docs was not provided in acuity VOR/VOM was missing										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $540.00 exceeds tolerance of $490.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - no cure was provided to the borrower.: no cure was provided to the borrower.	SELLER - GENERAL COMMENT (2021-09-24): Disagree: Appraisal Fee increased by $50.00 on CD issued 7/XX/2021. Section J of the CD disclosed a $50.00 credit for increase in closing costs to cure the increase in 0% Fees. This is not a testing defect and no corrective action is required. REVIEWER - CURED COMMENT (2021-09-24): Cured	GENERAL COMMENT (2021-09-24): Disagree: Appraisal Fee increased by $50.00 on CD issued 7/6/2021. Section J of the CD disclosed a $50.00 credit for increase in closing costs to cure the increase in 0% Fees. This is not a testing defect and no corrective action is required.			-
2904431982	G1	XXXXXXXXXX	XXXXXXXXXX	CO	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2899370251	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2012	3/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
2897998354	G1	XXXXXXXXXX	XXXXXXXXXX	NC	11/XX/2020	7/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. [B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,324.39 exceeds tolerance of $1,062.00 plus 10% or $1,168.20. Insufficient or no cure was provided to the borrower.	Federal Compliance - $262.39 violation due to increase in Title - Attorney Fees and Title - Lenders Title Insurance. No evidence of cure.: $262.39 violation due to increase in Title - Attorney Fees and Title - Lenders Title Insurance. No evidence of cure.	SELLER - GENERAL COMMENT (2021-09-09): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Fees that were not disclosed in Section C of the LE, but are added to Section B of the CD and are considered title related are subject to a ten percent aggregate baseline tolerance. Aggregate 10% fees on the initial LE were disclosed in the amount of $1184. Aggregate 10% fees on the consummation CD were charged in the amount of $1324.39. Fee total on consummation CD eXceeds allowable limit by $21.99. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $21.56. This is sufficient to cure the unacceptable increase in 10% fees. This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (2021-09-13): The credit will need to disclosed as a cure, along with a statement that such amount of Lender Credits includes a credit for an amount that eXceeds legal limits, exception stands.
SELLER - GENERAL COMMENT (2021-09-22): Agree: Aggregate 10% baseline on LE is $1062. Aggregate 10% fees on the consummation CD is $1324.39, and eXceed the 10% allowable threshold of $1168.20 by $156.19. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $21.56. This is insufficient to cure the unacceptable increase in 10% fees. Borrower is due a refund in the amount of $134.63 along with an updated PC CD, LOX and proof of shipping.
Remediation requested.
REVIEWER - CURED COMMENT (2021-09-22): Cured on CD	GENERAL COMMENT (2021-09-09): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Fees that were not disclosed in Section C of the LE, but are added to Section B of the CD and are considered title related are subject to a ten percent aggregate baseline tolerance. Aggregate 10% fees on the initial LE were disclosed in the amount of $1184. Aggregate 10% fees on the consummation CD were charged in the amount of $1324.39. Fee total on consummation CD exceeds allowable limit by $21.99. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $21.56. This is sufficient to cure the unacceptable increase in 10% fees. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2021-09-22): Agree: Aggregate 10% baseline on LE is $1062. Aggregate 10% fees on the consummation CD is $1324.39, and exceed the 10% allowable threshold of $1168.20 by $156.19. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $21.56. This is insufficient to cure the unacceptable increase in 10% fees. Borrower is due a refund in the amount of $134.63 along with an updated PC CD, LOX and proof of shipping.
																																							Remediation requested.			-
2897508036	G1	XXXXXXXXXX	XXXXXXXXXX	MO	3/XX/2008	2/XX/2008	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
[B] Federal Compliance - Missing Initial Loan Application Test
[B] State Compliance - Missouri Late Charge Grace Period Testing
[B] State Compliance - Missouri Late Charge Percent and Amount Testing
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	State Compliance - 10 day grace period less than 15 day per state (MO).: 10 day grace period less than 15 day per state (MO). State Compliance - Late charge amount of $75.00 exceeds maximum amount of $15.00 per state (MO).: Late charge amount of $75.00 exceeds maximum amount of $15.00 per state (MO).					-
2877910211	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2015	9/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Loan File - Missing Document: Hazard Insurance Policy not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2015 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[B] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.
[B] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2017.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
2877817544	G1	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Grace period of 10 days does not meet minimum of 15 days per State (NY): Grace period of 10 days does not meet minimum of 15 days per State (NY) State Compliance - 5% exceeds maximum per State of 2% (NY): 5% exceeds maximum per State of 2% (NY)					-
2873409125	G1		XXXXXXXXXX	FL	4/XX/2009					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
2868099997	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2004	3/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2860855559	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/1999	1/XX/1999	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
2857458711	G1	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2000	10/XX/2000	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
2851218816	G1	XXXXXXXXXX	XXXXXXXXXX	CT	9/XX/2001	8/XX/2001	UTD	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					Yes	TR Indeterminable
2851210867	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2847625412	G1	XXXXXXXXXX	XXXXXXXXXX	AL	6/XX/2006	6/XX/2006	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2829962928	G1		XXXXXXXXXX	NM	9/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
2828467116	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $33.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,575.00 exceeds tolerance of $319.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - No cure was provided.: No cure was provided. Federal Compliance - No cure was provided.: No cure was provided.					-
2825831519	G1	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2020	5/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A							-
2825345196	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2020	5/XX/2020	Investment	Purchase	N/A		A	A	A	A																		A	A	A	A							-
2821634260	G1		XXXXXXXXXX	OK	4/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2819508019	G1	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -											B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 006/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
2808466435	G1	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2807578086	G1	XXXXXXXXXX	XXXXXXXXXX	IL	8/XX/2003	7/XX/2003	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,975.96 is underdisclosed from calculated Finance Charge of $312,098.24 in the amount of $122.28.	Federal Compliance - Under disclosure is due to the disclosed TIL dropping the monthly MI payment after the 136th payment and the audited TIL not dropping the monthly MI payment until after the 147th payment.: Under disclosure is due to the disclosed TIL dropping the monthly MI payment after the 136th payment and the audited TIL not dropping the monthly MI payment until after the 147th payment.					-
2805693990	G1	XXXXXXXXXX	XXXXXXXXXX	IL	4/XX/2016	2/XX/2016	Primary	Refinance Cash-out - Other	D	D	D	D	D	[D] Closing / Title - Missing Document: Security Instrument not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																				[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements					Yes	TR Indeterminable
2803059404	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2005	10/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2790933660	G1	XXXXXXXXXX	XXXXXXXXXX	KS	12/XX/2006	11/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2790885508	G1	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2005	6/XX/2005	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $2,180.06 exceeds the state maximum of 1% of the original balance ($xxx.xx).  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
2790639115	G1	XXXXXXXXXX	XXXXXXXXXX	NC	6/XX/2020	5/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate not provided										B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Loan closed 06/XX/2020 and Final CD provided 06/XX/2020: Loan closed 06/XX/2020 and Final CD provided 06/XX/2020			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-
2788582929	G1	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	C	C	C	B	B	[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] Guideline Issue - Employment was not verified within 10 days of the note date.: -
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: AUS not provided
[C] Application / Processing - Missing Document: Other not provided	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary SHQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $161.88 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - The AUS was not provided in the file.: The AUS was not provided in the file.
Federal Compliance - Missing valid COC and no evidence of cure provided: Missing valid COC and no evidence of cure provided	SELLER - GENERAL COMMENT (2021-09-23): Disagree: The latest issued PC CD (CD#012) did not disclose a Rate Lock Fee charged to the borrower. A Changed Circumstance and tolerance cure are not required. This is not a testing defect so no corrective action is required.
REVIEWER - CURED COMMENT (2021-09-23): Corrected Post Closing
																																						REVIEWER - GENERAL COMMENT (2021-09-28): Loan was cured post closeing and regraded	GENERAL COMMENT (2021-09-23): Disagree: The latest issued PC CD (CD#012) did not disclose a Rate Lock Fee charged to the borrower. A Changed Circumstance and tolerance cure are not required. This is not a testing defect so no corrective action is required.			TILA ATR/QM
2788206569	G1	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2007	7/XX/2007	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
2786897869	G1	XXXXXXXXXX	XXXXXXXXXX	WI	11/XX/2014	9/XX/2014	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] General Appraisal Requirements - Valuation Error: Neighborhood/project name not provided.: -	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2014, prior to three (3) business days from transaction date of 11/XX/2014.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
2783930745	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2008	11/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
2782270002	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/1995	7/XX/1995	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1995 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1995.						-
2782111064	G1		XXXXXXXXXX	NC	1/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2779130295	G1	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2002	7/XX/2002	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-
2779123514	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $718,127.71 is underdisclosed from calculated Finance Charge of $718,209.43 in the amount of $81.72.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TIL itemization did not disclose the post closing fee of $225 as a prepaid finance charge.: TIL itemization did not disclose the post closing fee of $225 as a prepaid finance charge.					-
2771078521	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2003		Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	Exception: Federal FACTA Disclosure- - Rating - 2;						-
2768639586	G1	XXXXXXXXXX	XXXXXXXXXX	NE	9/XX/2020	8/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
2759334575	G1	XXXXXXXXXX	XXXXXXXXXX	MT	9/XX/2000	9/XX/2000	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,897.67 is underdisclosed from calculated Finance Charge of $151,833.34 in the amount of $935.67.	Federal Compliance - Under disclosure is payment stream related caused by DSI.: Under disclosure is payment stream related caused by DSI.					-
2758959520	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2748120948	G1	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2006	8/XX/2006	UTD	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 009/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 008/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 009/XX/2006, prior to three (3) business days from transaction date of 009/XX/2006.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
2745574849	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2003	5/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,778.96 is underdisclosed from calculated Finance Charge of $293,276.15 in the amount of $1,497.19.	Federal Compliance - Under disclosure due to the disclosed TIL dropping the monthly MI payment after the 82nd payment and the audited TIL dropping the monthly MI payment after the 96th payment.: Under disclosure due to the disclosed TIL dropping the monthly MI payment after the 82nd payment and the audited TIL dropping the monthly MI payment after the 96th payment.					-
2743999272	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2020	3/XX/2020	Primary	Refinance Cash-out - Debt Consolidation	Temporary HPQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Loan File - Missing Document: Hazard Insurance Policy not provided	B	B	B	B	B	[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,746.10 exceeds tolerance of $1,305.00 plus 10% or $1,435.50. Insufficient or no cure was provided to the borrower. [B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $787.60 exceeds tolerance of $760.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - $441.10 violation due to increase in Title - Abstract Fees, Title - Endorsement Fees, Title - Lender's Title Insurance, Title -Settlement Fees and Recording Fees. No evidence of cure.: $441.10 violation due to increase in Title - Abstract Fees, Title - Endorsement Fees, Title - Lender's Title Insurance, Title -Settlement Fees and Recording Fees. No evidence of cure.
																																					Federal Compliance - Transfer Tax Fee Fee disclosed as $760 on LE dated 03/XX/2020, but disclosed as $787.60 on Final Closing Disclosure.: Transfer Tax Fee Fee disclosed as $760 on LE dated 03/XX/2020, but disclosed as $787.60 on Final Closing Disclosure.					-
2740688524	G1	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/2005	4/XX/2005	Primary	UTD UTD		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file. Unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file. Unable to run compliance due to missing Note.				UTD	Indeterminable
2735007215	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2001	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2001, prior to three (3) business days from transaction date of 08/XX/2001. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
2735006024	G1	XXXXXXXXXX	XXXXXXXXXX	VA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2731086802	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.						-
2730081097	G1	XXXXXXXXXX	XXXXXXXXXX	IL	1/XX/2004	12/XX/2003	Primary	Purchase		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.: File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.				UTD	Indeterminable
2729974288	G1	XXXXXXXXXX	XXXXXXXXXX	MO	5/XX/2020	3/XX/2020	Primary	Refinance Cash-out - Other	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM
																																					Federal Compliance - Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing: Closing Disclosure dated 05/XX/2020 not provided to Borrower(s) at least three (3) business days prior to closing					TILA ATR/QM
2728754218	G1	XXXXXXXXXX	XXXXXXXXXX	MS	11/XX/2007	11/XX/2007	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2726364692	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2011	8/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
2715573747	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test
[B] Federal Compliance - Missing Initial Loan Application Test
[B] State Compliance - New York Late Charge Percent Testing
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation	State Compliance - Late charge of 4% exceeds state (NY) limit of 2%.: Late charge of 4% exceeds state (NY) limit of 2%.
Closing / Title - TIL appears to be final but not signed nor initialed by borrowers.: TIL appears to be final but not signed nor initialed by borrowers.
																																					Federal Compliance - TIL in file indicated to be final, expected funding date is the same as the note date, is not signed or dated by the borrower, so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date is the same as the note date, is not signed or dated by the borrower, so cannot confirm that borrower received.					-
2711901414	G1		XXXXXXXXXX	AZ	9/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2711854600	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	6/XX/2015	4/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
[C] Closing / Title - Security Instrument Error: Security instrument loan amount and note original loan amount do not concur.
[C] Closing / Title - Security Instrument Error: Security instrument maturity date and note maturity date do not concur.
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2015, prior to three (3) business days from transaction date of 06/XX/2015.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
2708496497	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	State Compliance - Minimum grace period for NJ is 15 days - note states 10 days.: Minimum grace period for NJ is 15 days - note states 10 days.					Late Charge
2689179553	G1	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2000	6/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2000, prior to three (3) business days from transaction date of 06/XX/2000.						-
2681358196	G1	XXXXXXXXXX	XXXXXXXXXX	MA	10/XX/2007	9/XX/2007	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable (UAL State)
2680111293	G1	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2017	10/XX/2017	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
																																				[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
2678663233	G1	XXXXXXXXXX	XXXXXXXXXX	MD	4/XX/2021	3/XX/2021	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Application / Processing - Incorrect URLA form type used. Application date is on or after 3/1/21, and former 1003 version was used. [C] Closing / Title - Missing Document: Rider - Other not provided	Missing Lender and Originator Disclosure Rider	REVIEWER - GENERAL COMMENT (2021-09-21): FNMA form 1003 revision 06/09. REVIEWER - GENERAL COMMENT (2021-09-21): No evidence Rider provided to borrower.	B	B	B	B	B	[B] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399.
[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2021 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $70.00 exceeds tolerance of $68.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Inital application did not provide a loan application date.: Inital application did not provide a loan application date. Federal Compliance - Missing Esign consent agreement from loan file: Missing Esign consent agreement from loan file	REVIEWER - GENERAL COMMENT (2021-09-21): Counseling list is in file, no receipt of acknowledgement that borrower received the document in the file.
REVIEWER - GENERAL COMMENT (2021-09-21): No evidence Maryland MLR Net Tangible Benefit worksheet was provided to borrower,
REVIEWER - GENERAL COMMENT (2021-09-21): No evidence of initial loan application with provided date.
REVIEWER - GENERAL COMMENT (2021-09-13): Regraded to Ev2-B. NMLS info on final 1003. Originator and Company license active several years prior to loan closing.
REVIEWER - GENERAL COMMENT (2021-09-21): No evidence Affiliated Business Arrangement Disclosure was provided to borrower.
REVIEWER - GENERAL COMMENT (2021-09-21): No evidence of initial application date in file to confirm date on document as provided to the borrower.
																																						REVIEWER - CURED COMMENT (2021-09-25): Sufficient Cure Provided At Closing				-
2676941050	G1		XXXXXXXXXX	GA	2/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2676826003	G1	XXXXXXXXXX	XXXXXXXXXX	AL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXX) business days from transaction date of 02/XX/2007.						-
2672274014	G1	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-
2669691937	G1	XXXXXXXXXX	XXXXXXXXXX	LA	7/XX/2002	6/XX/2002	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
2665301146	G1	XXXXXXXXXX	XXXXXXXXXX	KY	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
2660965823	G1	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2015	9/XX/2015	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
2656081866	G1	XXXXXXXXXX	XXXXXXXXXX	LA	6/XX/2014	2/XX/2014	Primary	Purchase	Safe Harbor QM	B	B	B	B	B	[C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [B] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: ___ Disaster Declaration Date: ___	B	B	B	B	B	[B] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,544.93 is underdisclosed from calculated Finance Charge of $72,893.50 in the amount of $348.57.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - The NMLS loan origination company status is inactive.: The NMLS loan origination company status is inactive.
Federal Compliance - The initial good faith estimate was not provided to the borrower three business days of the application date.: The initial good faith estimate was not provided to the borrower three business days of the application date.
Federal Compliance - The disclosure was not signed or dated by the borrower.: The disclosure was not signed or dated by the borrower.
Federal Compliance - The disclosure was not provided to the borrower.: The disclosure was not provided to the borrower.
Federal Compliance - The disclosure was not signed or dated by the borrower.: The disclosure was not signed or dated by the borrower.
Federal Compliance - The servicing disclosure was not signed by the borrower within three business days of the application.: The servicing disclosure was not signed by the borrower within three business days of the application.
Federal Compliance - The borrower did not sign the right to receive a copy of the appraisal disclosure within three business days of the application.: The borrower did not sign the right to receive a copy of the appraisal disclosure within three business days of the application.
Federal Compliance - The finance charge exceed the tolerance by $348.57.: The finance charge exceed the tolerance by $348.57.
																																					Federal Compliance - The early truth and lending disclosure was not sent within three business days of the creditor application date.: The early truth and lending disclosure was not sent within three business days of the creditor application date.					-
2643984780	G1	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2015	3/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[D] Application / Processing - Missing Document: Note - Senior Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Loan File - Missing Document: Hazard Insurance Policy not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security instrument loan amount and note original loan amount do not concur.
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___	Missing VVOE for borrower within 10 days of loan closing to verify if the borrower is still employed. Modified Mortgage loan amount does not match New Note Loan amount Missing HOI Declaration Page.	REVIEWER - GENERAL COMMENT (2021-04-08): exception EXplanation Updated from: Representative FICO score of 610 is less than Guideline representative FICO score of 660.	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[B] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[B] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[B] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains a prepayment penalty due to missing information.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.00000% is underdisclosed from calculated APR of 5.28020% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $6,495.38 is underdisclosed from calculated Finance Charge of $6,797.54 in the amount of $302.16.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Miscellaneous Compliance - The application date was taked from the Lender's Boarding Sheet.: The application date was taked from the Lender's Boarding Sheet.
Miscellaneous Compliance - Rate Lock confirmation was not provided.: Rate Lock confirmation was not provided.
Closing / Title - This page is not legible on the Final HUD-1.: This page is not legible on the Final HUD-1.
Closing / Title - This page is not legible on the Final HUD-1. (Tested): This page is not legible on the Final HUD-1. (Tested)
Closing / Title - This page is not legible on the Final HUD-1.: This page is not legible on the Final HUD-1.
Closing / Title - This page is not legible on the Final HUD-1.: This page is not legible on the Final HUD-1.
State Compliance - Loan contains a Fee Agreement.: Loan contains a Fee Agreement.
Federal Compliance - New exception.: New exception.
																																					Federal Compliance - New exception. Seller provided credit report screen shot.: New exception. Seller provided credit report screen shot.					-
2643211052	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $252.60 exceeds tolerance of $57.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - No cure provided.: No cure provided.	SELLER - GENERAL COMMENT (2021-09-15): 22792897-TILA - SOL Not EXpired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance eXceeded for Transfer TaX. Fee Amount of $252.60 eXceeds tolerance of $57.00. Insufficient or no cure was provided to the borrower. (8304)-No cure provided.-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.
SELLER - GENERAL COMMENT (2021-09-15): Disagree: The LE issued 04/XX/2020 disclosed the increase in the transfer taXes to $218; with a valid change circumstance reason of loan amount increase. Date of knowledge was 04/XX/2020 and meets timing requirements. The LE issued 08/XX/2020 disclosed the increase in the transfer taXes to $2242; with a valid change circumstance reason of new money increased per credit report. Date of knowledge was 08/XX/2020 and meets timing requirements. Copy of change circumstance attached. Not a testing defect.
REVIEWER - GENERAL COMMENT (2021-09-17): State taX stamps fee added in addition to the transfer taX fee changing on the final CD. TaX stamps were not disclosed on the LE, exception stands.
SELLER - GENERAL COMMENT (2021-09-23): Disagree: XX compliance testing treats all additional fees in section E on the CD  as Transfer TaXes, eXcept for the Recording Fees. The State TaX Stamps fee was included as a Transfer TaX during testing.
REVIEWER - GENERAL COMMENT (2021-09-24): Original rate lock 04/XX/2020- Loan amount was increased to cover discount points at rate lock.
SELLER - GENERAL COMMENT (2021-09-30): Disagree: Unsure what investor is stating with rebuttal response dated 9-24. State taX stamps and transfer taXes are one in the same for purposes of fee tolerance review. All fee tolerance increases were properly documented and disclosed to the borrower. Please see previously provided responses and supporting documentation.
REVIEWER - GENERAL COMMENT (2021-10-01): XXXXXXXXXX received COC dated 8/XX/2020; However, additional information is required to determine if the fee increase is valid. On CD dated 9/XX/2020 State TaX/Stamps is added, we required valid COC for 09/XX or provide Cure documents. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	GENERAL COMMENT (2021-09-15): 22792897-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $252.60 exceeds tolerance of $57.00. Insufficient or no cure was provided to the borrower. (8304)-No cure provided.-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

GENERAL COMMENT (2021-09-15): Disagree: The LE issued 04/28/2020 disclosed the increase in the transfer taxes to $218; with a valid change circumstance reason of loan amount increase. Date of knowledge was 04/27/2020 and meets timing requirements. The LE issued 08/24/2020 disclosed the increase in the transfer taxes to $2242; with a valid change circumstance reason of new money increased per credit report. Date of knowledge was 08/20/2020 and meets timing requirements. Copy of change circumstance attached. Not a testing defect.

GENERAL COMMENT (2021-09-23): Disagree: WF compliance testing treats all additional fees in section E on the CD  as Transfer Taxes, except for the Recording Fees. The State Tax Stamps fee was included as a Transfer Tax during testing.

																																							GENERAL COMMENT (2021-09-30): Disagree: Unsure what investor is stating with rebuttal response dated 9-24. State tax stamps and transfer taxes are one in the same for purposes of fee tolerance review. All fee tolerance increases were properly documented and disclosed to the borrower. Please see previously provided responses and supporting documentation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-
2639346186	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
2634742968	G1		XXXXXXXXXX	TN	2/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2628657170	G1	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.						-
2614725327	G1	XXXXXXXXXX	XXXXXXXXXX	VA	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
2608257840	G1	XXXXXXXXXX	XXXXXXXXXX	VA	3/XX/2003	2/XX/2003	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $2,534.70 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $1,428.00. Prepay language states prepay will not exceed maximum permitted by applicable law.						-
2590884784	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Security Interest: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2020 disclosed the address for which the consumer is granting a security interest that does not match the collateral address for the loan.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 05/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	State Compliance - Per review of note the late charge percent is 5%. This is exceeds the state maximum of 2%: Per review of note the late charge percent is 5%. This is exceeds the state maximum of 2%
Federal Compliance - Rate lock date was not provided: Rate lock date was not provided
Federal Compliance - Per review of CD, the property address noted on the CD is the same address on the note: Per review of CD, the property address noted on the CD is the same address on the note
Federal Compliance - Per final CD, the document was received on 06/XX/2020.  This is the same date of closing  Therefore the borrower did not receive CD within 3 business days of closing: Per final CD, the document was received on 06/XX/2020.  This is the same date of closing  Therefore the borrower did not receive CD within 3 business days of closing
																																					Federal Compliance - Per final CD, the document was received on 06/XX/2020. This is the same date of closing Therefore the borrower did not receive CD within 3 business days of closing: Per final CD, the document was received on 06/XX/2020. This is the same date of closing Therefore the borrower did not receive CD within 3 business days of closing					-
2586891831	G1		XXXXXXXXXX	FL	7/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2585103592	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2002	9/XX/2002	Primary	Purchase		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2582129940	G1		XXXXXXXXXX	WA	2/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2562220733	G1	XXXXXXXXXX	XXXXXXXXXX	KY	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,354.75 is underdisclosed from calculated Finance Charge of $80,460.18 in the amount of $105.43.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
2561611505	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2002	3/XX/2002	UTD	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					UTD	Indeterminable
2560574185	G1	XXXXXXXXXX	XXXXXXXXXX	LA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,073.76 is underdisclosed from calculated Finance Charge of $61,132.95 in the amount of $59.19.	Federal Compliance - Under disclosure due to DSI: Under disclosure due to DSI					-
2560488371	G1	XXXXXXXXXX	XXXXXXXXXX	VA	11/XX/2019	8/XX/2019	Second Home	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: PITIA months reserves discrepancy.: Calculated PITIA months reserves of ___ is less than AUS PITIA months reserves of ___.
[C] Income Documentation - The verification of employment is not within 10 business days of the Note.: -	NA for previous employment	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
																																				[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.	REVIEWER - GENERAL COMMENT (2021-09-23): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
2557409580	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2000	11/XX/2000	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2000.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2000, prior to three (3) business days from transaction date of 12/XX/2000.						-
2554326309	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
2553610176	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/2005	7/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2549957929	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2007	1/XX/2007	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2545243018	G1	XXXXXXXXXX	XXXXXXXXXX	GA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.					Yes	TR HUD Deficiency
2541915440	G1	XXXXXXXXXX	XXXXXXXXXX	NE	8/XX/2020	5/XX/2020	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
																																					Federal Compliance - Closing Disclosure not provided to borrower within timing requirements: Closing Disclosure not provided to borrower within timing requirements					TILA ATR/QM
2541326440	G1	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2003	10/XX/2003	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.						-
2535252604	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2534031216	G1		XXXXXXXXXX	GA	3/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2532534319	G1	XXXXXXXXXX	XXXXXXXXXX	IN	11/XX/2000	10/XX/2000	UTD	UTD UTD		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): As disclosed, we did not test due to missing documents.	GENERAL COMMENT (2021-09-22): As disclosed, we did not test due to missing documents.		UTD	Indeterminable
2531941706	G1	XXXXXXXXXX	XXXXXXXXXX	KS	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2530348064	G1	XXXXXXXXXX	XXXXXXXXXX	VA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing [B] Federal Compliance - CHARM Booklet Disclosure Status [B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - Missing Initial Loan Application Test						-
2518120899	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2001	11/XX/2001	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2001, prior to three (3) business days from transaction date of 12/XX/2001.						-
2513141734	G1	XXXXXXXXXX	XXXXXXXXXX	OH	4/XX/2000	4/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,723.74 is underdisclosed from calculated Finance Charge of $285,823.40 in the amount of $99.66.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2000, prior to three (3) business days from transaction date of 05/XX/2000.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Figures on the Lender's Final TIL do not correspond with the loan amount, interest rate and terms of Note.: Figures on the Lender's Final TIL do not correspond with the loan amount, interest rate and terms of Note.					-
2510059948	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/1998	6/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR is underdisclosed from calculated APR outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge is underdisclosed from calculated Finance Charge in the amount of $199.35.	Federal Compliance - TIL Itemization did not disclose the closing attorney fee of $350 as prepaid finance charges.: TIL Itemization did not disclose the closing attorney fee of $350 as prepaid finance charges.					-
2504371572	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-
2503654788	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2020	8/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
2500004385	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2020	7/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: - [C] Document Error - YTD P&L Statement does not include the most recent month preceding the application date. (GSE COVID-19): - [C] Document Error - YTD P&L Statement was not signed and/oor dated by Borrower. (GSE COVID-19): - [C] Document Error - YTD P&L Statement was not signed and/oor dated by Borrower. (GSE COVID-19): -	Missing YTD P&L and most recent quarter	B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																				[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Prior Lender is Same Lender and H-9 form should have been the correct.: Prior Lender is Same Lender and H-9 form should have been the correct. Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.					-
2499474275	G1	XXXXXXXXXX	XXXXXXXXXX	AL	3/XX/2021	1/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided		REVIEWER - GENERAL COMMENT (2021-09-21): Mortgage Insurance Certificate not provided REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2021-09-21): Unable to clear. No Mortgage Insurance Certificate provided in trailing documents. REVIEWER - RE-OPEN COMMENT (2021-09-24): Opened for further review REVIEWER - RE-OPEN COMMENT (2021-09-24): reopen REVIEWER - GENERAL COMMENT (2021-09-30): re-reviewed, exception remains									B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - Provide copy disclosed at application. Unable to determine with missing application date.: Provide copy disclosed at application. Unable to determine with missing application date.					-
2495322691	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
																																				[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
2486660739	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.52800% is underdisclosed from calculated APR of 7.83864% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,897.51 is underdisclosed from calculated Finance Charge of $152,863.30 in the amount of $4,965.79.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).	Federal Compliance - Approval indicates the Index used was 3.79%. The closest Index available in our look-back period is 4.11%. Under disclosure is not fee related: Approval indicates the Index used was 3.79%. The closest Index available in our look-back period is 4.11%. Under disclosure is not fee related					-
2481366227	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2016	5/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $137.00 plus 10% or $150.70. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2021-08-24): Sufficient Cure Provided At Closing				-
2480882208	G1	XXXXXXXXXX	XXXXXXXXXX	OR	9/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Income Documentation - Income Docs Missing:: - [C] Loan File - Missing Document: Hazard Insurance Policy not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
2479815305	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/1997	4/XX/1997	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___ [C] Application / Processing - Missing Document: Flood Certificate not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	State Compliance - Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 4%.: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 4%.					-
2478846410	G1	XXXXXXXXXX	XXXXXXXXXX	NM	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
[B] Federal Compliance - Missing Initial Loan Application No Fees
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties					Yes	TR Indeterminable (UAL State)
2471599447	G1	XXXXXXXXXX	XXXXXXXXXX	MS	1/XX/2017	11/XX/2016	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	C	C	C	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,939.44 on Final Closing Disclosure provided on 01/XX/2017 not accurate.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
2471519254	G1	XXXXXXXXXX	XXXXXXXXXX	TN	8/XX/1997	7/XX/1997	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,410.22 is underdisclosed from calculated Finance Charge of $114,637.02 in the amount of $226.80.	Federal Compliance - TIL Itemization did not include the $250 Settlement fee in the Prepaid Finance Charges.: TIL Itemization did not include the $250 Settlement fee in the Prepaid Finance Charges.					-
2469251869	G1	XXXXXXXXXX	XXXXXXXXXX	NC	3/XX/2002	2/XX/2002	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2468570211	G1	XXXXXXXXXX	XXXXXXXXXX	IL	1/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
2457999811	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Application / Processing - Missing Valuation: [C] Closing / Title - Title: Evidence of title is missing	B	B	B	B	B	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 005/XX/2003.						-
2453721490	G1		XXXXXXXXXX	IA	9/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2447462265	G1	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/1994	4/XX/1994	Primary	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1994 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					No	TNR Testing Not Required
2445217931	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,032.42 is underdisclosed from calculated Finance Charge of $155,547.32 in the amount of $514.90.	Federal Compliance - Under disclosure is due to payment stream. Final Odd payment exceeds other payments due to DSI collection.: Under disclosure is due to payment stream. Final Odd payment exceeds other payments due to DSI collection.					-
2433531246	G1		XXXXXXXXXX	LA	1/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2429789038	G1	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/2002	4/XX/2002	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002.						-
2422023069	G1	XXXXXXXXXX	XXXXXXXXXX	MA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower.: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
2421210524	G1	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2003	10/XX/2003	Investment	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
2421038256	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2021	2/XX/2021	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.											A	A	A	A	A							-
2419736250	G1	XXXXXXXXXX	XXXXXXXXXX	TN	1/XX/1998	12/XX/1997	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1998 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
2402390760	G1	XXXXXXXXXX	XXXXXXXXXX	AR	5/XX/2018	3/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	A	A	A	A	A						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.											A	A	A	A	A							-
2398550390	G1		XXXXXXXXXX	MO	11/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2390850505	G1	XXXXXXXXXX	XXXXXXXXXX	WV	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.						-
2383055561	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
2378873582	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2016	4/XX/2016	Primary	Purchase	HUD Safe Harbor QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[B] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: -
[B] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: -
[B] Miscellaneous Compliance - Loan has been identified as FHA/VA	Disaster declaration occurred post-closing.	B	B	B	B	B	[B] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2016).
[B] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2016).
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,633.20 exceeds tolerance of $2,356.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $11.82 exceeds tolerance of $10.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Verified data is captured accurately.: Verified data is captured accurately.
Federal Compliance - Verified data is captured accurately.: Verified data is captured accurately.
Federal Compliance - Verified data is captured accurately.: Verified data is captured accurately.
Federal Compliance - Final loan estimate was issued 6/XX/2016 and the initial closing disclosure was also issued 6/XX/2016.: Final loan estimate was issued 6/XX/2016 and the initial closing disclosure was also issued 6/XX/2016.
Federal Compliance - Total amount to cure is $1379.02.  Cure provided $367.13.  Remaining to cure is $1011.89.: Total amount to cure is $1379.02.  Cure provided $367.13.  Remaining to cure is $1011.89.
Federal Compliance - Total amount to cure is $1379.02.  Cure provided $367.13.  Remaining to cure is $1011.89.: Total amount to cure is $1379.02.  Cure provided $367.13.  Remaining to cure is $1011.89.
																																					Federal Compliance - Total amount to cure is $1379.02. Cure provided $367.13. Remaining to cure is $1011.89.: Total amount to cure is $1379.02. Cure provided $367.13. Remaining to cure is $1011.89.					-
2378508592	G1	XXXXXXXXXX	XXXXXXXXXX	IN	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.						-
2374074318	G1	XXXXXXXXXX	XXXXXXXXXX	MO	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
2372357176	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2005		Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
2368191045	G1	XXXXXXXXXX	XXXXXXXXXX	MA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___ [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2005.						-
2363840144	G1	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.						-
2359316135	G1	XXXXXXXXXX	XXXXXXXXXX	MT	1/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
2358858326	G1		XXXXXXXXXX	TN	4/XX/2009					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2357875994	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2357345270	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2354144204	G1		XXXXXXXXXX	MI	8/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2347950024	G1		XXXXXXXXXX	KY	2/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
2336985120	G1	XXXXXXXXXX	XXXXXXXXXX	MO	8/XX/2000	8/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2000, prior to three (3) business days from transaction date of 08/XX/2000.						-
2335004741	G1	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower.					-
2334865756	G1	XXXXXXXXXX	XXXXXXXXXX	AL	4/XX/2010	3/XX/2010	Primary	Refinance Cash-out - Other		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
2332100315	G1									D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. No compliance documents in the file that match tape data.: Incomplete Loan File. No compliance documents in the file that match tape data.				UTD	Indeterminable
2331464736	G1		XXXXXXXXXX	TX	11/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2325731153	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2007	8/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
2317788431	G1	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2314331913	G1		XXXXXXXXXX	NY	8/XX/2002					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2309623349	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/1995	7/XX/1995	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $296,208.70 is underdisclosed from calculated Finance Charge of $296,327.16 in the amount of $118.46.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
2306696504	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	12/XX/2019	11/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] General - Missing Document: Bank Statements - Personal not provided [C] Income Documentation - REO Documents are missing.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
2303759677	G1	XXXXXXXXXX	XXXXXXXXXX	MN	11/XX/2015	9/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Minnesota Late Charge: Note late charge of $25.00 exceeds state maximum of 5% or $7.80, whichever is greater.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2015.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
2289107814	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B						[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title										B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	Federal Compliance - The ABA was not provided in a timely manner.: The ABA was not provided in a timely manner.					-
2284684631	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2020	10/XX/2020	Investment	Refinance Rate/Term	B	B	B	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
																																				[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.						-
2283851652	G1	XXXXXXXXXX	XXXXXXXXXX	MD	5/XX/2006	4/XX/2006	Primary	UTD UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
[B] Federal Compliance - Disbursement Date Missing
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
[B] Federal Compliance - Missing Initial Loan Application No Fees
[B] Federal Compliance - Property Type Not Provided
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing
																																				[B] Federal Compliance - Notice of Right to Cancel Missing	Federal Compliance - RTC is missing from the file: RTC is missing from the file	REVIEWER - GENERAL COMMENT (2019-01-11): HELOC Agreement provided. Agreement does not include Costs and Fees at Account opening. exception remains.			UTD	Indeterminable
2283412468	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2002	4/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of 04/XX/2002.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
2276769071	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2005	10/XX/2005	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						-
2261431121	G1	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2017	8/XX/2017	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Missing Final 1003 [C] Mortgage / Program Eligibility - Transaction Error: Outstanding liens were not paid at closing.: -	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[B] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $240.00 exceeds tolerance of $180.00. Insufficient or no cure was provided to the borrower.						-
2258636143	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003 [B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
2252922415	G1	XXXXXXXXXX	XXXXXXXXXX	SD	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2246096380	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2003	3/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2238419018	G1	XXXXXXXXXX	XXXXXXXXXX	MT	3/XX/2020	3/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
2237324478	G1		XXXXXXXXXX	MD	8/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
2234674674	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2007	11/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower.: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
2233330179	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2002	4/XX/2002	Primary	Refinance Rate/Term		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						-
2233050764	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2020	3/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] Miscellaneous - Missing Document: Credit Letter of Explanation (LOE) not provided [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: -	Credit Report date is more than 90 days prior to the note date or notary date noted noted This loan closed during the COVID-19 affected timeframe which is more than 60 days prior to the Note date or notary date.	B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $68.90 exceeds tolerance of $14.00. Insufficient or no cure was provided to the borrower.	State Compliance - Late charge per Note 5%.: Late charge per Note 5%. Federal Compliance - E-sign not provided to determine borrower received CD at least 3 business days prior to closing.: E-sign not provided to determine borrower received CD at least 3 business days prior to closing. Federal Compliance - No COC or cost to cure.: No COC or cost to cure.					-
2231303689	G1	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2230009527	G1	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2016	9/XX/2016	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	New exception. Seller provided credit report. Liabilities exceed DTI limit of 43%.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2016 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-28): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
2226871794	G1		XXXXXXXXXX	PA	11/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2224280324	G1	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2005	2/XX/2005	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.						-
2219229659	G1		XXXXXXXXXX	TX	1/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2215974448	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
2213378306	G1	XXXXXXXXXX	XXXXXXXXXX	TX	2/XX/2000	1/XX/2000	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/1999.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2211276227	G1	XXXXXXXXXX	XXXXXXXXXX	MN	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $327,560.35 is underdisclosed from calculated Finance Charge of $328,785.29 in the amount of $1,224.94.	Federal Compliance - Due to DSI.: Due to DSI.					-
2209821143	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2007	1/XX/2007	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
2208619240	G1	XXXXXXXXXX	XXXXXXXXXX	SC	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
2202067259	G1	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.						-
2201748503	G1	XXXXXXXXXX	XXXXXXXXXX	ID	1/XX/2008	1/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.						-
2197247139	G1		XXXXXXXXXX	MI	2/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2191319405	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2190655656	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,490.02 is underdisclosed from calculated Finance Charge of $394,240.03 in the amount of $750.01.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of amount financed: Unable to determine under disclosure due to missing Itemization of amount financed					-
2184650686	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,420.63 is underdisclosed from calculated Finance Charge of $277,275.93 in the amount of $5,855.30.	Federal Compliance - Loan commitment indicates the index used was 1.522%. The closest index available in our look-back period is 1.6767%.: Loan commitment indicates the index used was 1.522%. The closest index available in our look-back period is 1.6767%.	REVIEWER - GENERAL COMMENT (2020-01-29): Updated from: Truth In Lending Act: Final TIL Finance Charge of $271,420.63 is underdisclosed from calculated Finance Charge of $284,292.20 in the amount of $12,871.57.			Yes	TR Indeterminable
2175599900	G1		XXXXXXXXXX	KY	6/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
2175198079	G1	XXXXXXXXXX	XXXXXXXXXX	TX	4/XX/2003	3/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2172507958	G1	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.						-
2171505754	G1	XXXXXXXXXX	XXXXXXXXXX	AL	12/XX/1998	11/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2167453051	G1	XXXXXXXXXX	XXXXXXXXXX	OH	7/XX/2005	5/XX/2005	Primary	Purchase		B	B	B	B	B						[B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-
2163935560	G1	XXXXXXXXXX	XXXXXXXXXX	IL	1/XX/2006	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.						-
2160547922	G1	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2020	1/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Required at least the last 12 months showing no more than 0x30 late.										A	A	A	A	A				GENERAL COMMENT (2021-09-20): Disagree: The Title - Deed Preparation fee for $100 added on CD Date Issued 12/29/2020 would be considered an unlimited fee. The Title - Deed Preparation fee was not disclosed on the initial LE and was added to section C on the CD. This puts the fee into the unlimited category. This is not a testing defect and no remediation required.	Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-
2159089851	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2007	4/XX/2007	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2154891338	G1		XXXXXXXXXX	MS	8/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2154173050	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $565,026.07 is underdisclosed from calculated Finance Charge of $565,356.56 in the amount of $330.49.	Federal Compliance - Under disclosure is due to DSI: Under disclosure is due to DSI					-
2150103132	G1	XXXXXXXXXX	XXXXXXXXXX	CT	11/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,445.86 is underdisclosed from calculated Finance Charge of $221,837.30 in the amount of $391.44.	Federal Compliance - Unable to determine under disclosure as file is missing the Itemization of Amount Financed.: Unable to determine under disclosure as file is missing the Itemization of Amount Financed.					-
2146389125	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2000		Primary			3	D	D	D	D																	3	D	D	D	D	Exception: Missing Final HUD-1- HUD-1 in file is estimated. The HUD1 in file is not signed, certified or marked final by settlement agent.- - Rating - 3;					Yes	TR Indeterminable
2138331514	G1	XXXXXXXXXX	XXXXXXXXXX	TX	4/XX/2008	3/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
2130954972	G1	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2020	10/XX/2019	Primary	Refinance Rate/Term	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 4,508.76 on Final Closing Disclosure provided on 02/XX/2020 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,872.84 on Final Closing Disclosure provided on 02/XX/2020 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-148.00.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $291.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - per review of the deal note the loan is Temporary SHQM (GSE/Agency Eligible): per review of the deal note the loan is Temporary SHQM (GSE/Agency Eligible)
Federal Compliance - Per review of the final Closing Disclosure provided on 02/18/2020 disclosed the Monthly Escrow Payment is 375.73: Per review of the final Closing Disclosure provided on 02/18/2020 disclosed the Monthly Escrow Payment is 375.73
Federal Compliance - Per review of the Final CD, Zero Percent Tolerance exceeded for Lender Credits
No evidence of cure was provided to the borrower: Per review of the Final CD, Zero Percent Tolerance exceeded for Lender Credits
No evidence of cure was provided to the borrower
																																					Federal Compliance - no cure was provided to the borrower: no cure was provided to the borrower					TILA ATR/QM
2130331998	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2015	3/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: -
[C] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: -
[B] Application / Processing - Valuation Error: APN Number not provided.: -	[C] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (Primary) product for second liens if there is an interior view to the property.: -	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $8,151.53 is underdisclosed from calculated Finance Charge of $8,236.28 in the amount of $84.75.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2015, prior to three (3) business days from transaction date of 04/XX/2015.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
2100994552	G1	XXXXXXXXXX	XXXXXXXXXX	OH	4/XX/2001	4/XX/2001	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $799.10 exceeds the state maximum of 1% of the original balance ($xxx.xx).  Prepay language states prepay will not exceed maximum permitted by applicable law.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,761.38 is underdisclosed from calculated Finance Charge of $42,796.66 in the amount of $35.28.	Federal Compliance - Payment stream under disclosure due to Lender TIL FLI calculation which reflects 1 payment of $365.79 and 239 and Actual Payment Stream Calculation which disclosed 1 payment of $365.79 238 payments of 288.63 and 1 payment of $323.91.: Payment stream under disclosure due to Lender TIL FLI calculation which reflects 1 payment of $365.79 and 239 and Actual Payment Stream Calculation which disclosed 1 payment of $365.79 238 payments of 288.63 and 1 payment of $323.91.					-
2100932532	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $356,063.47 is underdisclosed from calculated Finance Charge of $356,603.49 in the amount of $540.02.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
2099776846	G1	XXXXXXXXXX	XXXXXXXXXX	UT	10/XX/2001	9/XX/2001	Primary	Purchase		A	A	A	A	A																	A	A	A	A	A							-
2096196079	G1	XXXXXXXXXX	XXXXXXXXXX	TX	12/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [B] Credit Eligibility - Public Record Issue:: -	Missing proof of account PIF and it is not paid on the Final CD. Required per AUS										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - The Initial 1003 is not signed by the Lender or Borrower: The Initial 1003 is not signed by the Lender or Borrower					-
2091621422	G1		XXXXXXXXXX	FL	9/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2091512133	G1	XXXXXXXXXX	XXXXXXXXXX	SC	10/XX/2007	4/XX/2007	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
2090377768	G1	XXXXXXXXXX	XXXXXXXXXX	OH	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
2087446585	G1	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
2087389784	G1	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
2082725574	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-
2077618889	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2020	3/XX/2020	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Income Documentation - Income Docs Missing:: - [C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Income Documentation - REO Documents are missing.: -											A	A	A	A	A							-
2072465590	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2071453843	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2003	2/XX/2003	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization did not disclose the re-certification fee of $95, settlement fee of $150 or the courier fee of $67.50 as prepaid finance charges.: TIL Itemization did not disclose the re-certification fee of $95, settlement fee of $150 or the courier fee of $67.50 as prepaid finance charges.					-
2052305264	G1	XXXXXXXXXX	XXXXXXXXXX	TX	8/XX/2007	7/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower.: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
2046089585	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2007	9/XX/2007	Primary	Purchase		B	B	B	B	B						[B] Miscellaneous Compliance - Loan has been identified as FHA/VA											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $627,987.95 is underdisclosed from calculated Finance Charge of $629,040.38 in the amount of $1,052.43.	Federal Compliance - Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.					-
2032216876	G1	XXXXXXXXXX	XXXXXXXXXX	PA	5/XX/2000	4/XX/2000	Primary	Purchase	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 15.50000% is underdisclosed from calculated APR of 16.02551% outside of 0.125% tolerance.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,975.22 is underdisclosed from calculated Finance Charge of $139,343.43 in the amount of $1,368.21.	Federal Compliance - TIL itemization disclosed a mortgage broker fee of $718.20, which is reflected at $1,975.05 on the hud. as prepaid finance charges on the hud.: TIL itemization disclosed a mortgage broker fee of $718.20, which is reflected at $1,975.05 on the hud. as prepaid finance charges on the hud.					-
2028840809	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Dec Page reflects Extended Coverage but does not reflect a $ or %.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
2028497892	G1		XXXXXXXXXX	IA	7/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
2027098369	G1	XXXXXXXXXX	XXXXXXXXXX	SC	8/XX/2000	7/XX/2000	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 13.33000% is underdisclosed from calculated APR of 13.69180% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,597.67 is underdisclosed from calculated Finance Charge of $105,896.11 in the amount of $1,298.44.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL Itemization did not disclose Loan Origination Fee of $1119.65 as a Prepaid Finance Charge.: TIL Itemization did not disclose Loan Origination Fee of $1119.65 as a Prepaid Finance Charge.					-
2025661480	G1	XXXXXXXXXX	XXXXXXXXXX	MN	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
2012040092	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,586.76 is underdisclosed from calculated Finance Charge of $102,630.43 in the amount of $43.67.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - due to slight variance in payment stream- DSI loan: due to slight variance in payment stream- DSI loan					-
2011353424	G1	XXXXXXXXXX	XXXXXXXXXX	TN	8/XX/2002	7/XX/2002	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						-
2007285003	G1	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2003	12/XX/2002	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
2005095203	G1	XXXXXXXXXX	XXXXXXXXXX	IA	12/XX/2018	9/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Missing Final 1003 [B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.
																																				[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.						-
2003171966	G1		XXXXXXXXXX	VA	11/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1998708972	G1	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/1999	9/XX/1999	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1999.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
1993899031	G1		XXXXXXXXXX	PA	11/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
1993503267	G1	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2000	1/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2000, prior to three (3) business days from transaction date of 02/14/2000.						-
1989075401	G1	XXXXXXXXXX	XXXXXXXXXX	GA	11/XX/1999	10/XX/1999	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Closing / Title - Missing Document: Security Instrument not provided [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.											B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,219.27 is underdisclosed from calculated Finance Charge of $275,307.73 in the amount of $88.46.	Federal Compliance - Unable to determine underdisclosure as the itemization of amount financed matched fees on final HUD1.: Unable to determine underdisclosure as the itemization of amount financed matched fees on final HUD1.					-
1982126025	G1	XXXXXXXXXX	XXXXXXXXXX	KS	5/XX/2020	12/XX/2019	Primary	Refinance Cash-out - Home Improvement	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2020 disclosed N/A as Non-Escrowed Property Costs over Year 1.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $64.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Per review the loan is Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible): Per review the loan is Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible)
Federal Compliance - Escrowed cost reported $2482.48, based on $102.09 for taxes.  The Tax cert. reported $103.53/month.: Escrowed cost reported $2482.48, based on $102.09 for taxes.  The Tax cert. reported $103.53/month.
Federal Compliance - Missing a valid CoC.  No cure was provided to the borrower: Missing a valid CoC.  No cure was provided to the borrower
																																					Federal Compliance - Missing a valid CoC. No cure was provided to the borrower: Missing a valid CoC. No cure was provided to the borrower					TILA ATR/QM
1973380709	G1	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2019	1/XX/2019	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	C	C	C	B	B	[D] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Appraisal Data Integrity - Valuation Error: Appraiser did not complete analysis of the subject's prior sale and transfer history.: -	C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
1972242364	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,564.50 is underdisclosed from calculated Finance Charge of $233,729.92 in the amount of $165.42.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/28/2005.	Federal Compliance - Final TIL does not reflect ARM: Final TIL does not reflect ARM					-
1971589571	G1	XXXXXXXXXX	XXXXXXXXXX	OK	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: - [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003 [C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___ [C] Closing / Title - Note Error: Interest rate is blank. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	Note provided does not disclose the interest rate charged.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,678.70 is underdisclosed from calculated Finance Charge of $167,615.48 in the amount of $9,936.78.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Under disclosure is payment stream related due to DSI.: Under disclosure is payment stream related due to DSI.					-
1965915255	G1	XXXXXXXXXX	XXXXXXXXXX	ID	11/XX/2000	10/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
1963798077	G1	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2012	4/XX/2012	Second Home	Refinance Rate/Term		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided											B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [B] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
1962578078	G1	XXXXXXXXXX	XXXXXXXXXX	NC	9/XX/2020	7/XX/2020	Investment	Refinance Rate/Term			B	B	B	B																		B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
1962473449	G1	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2003	4/XX/2003	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
1959375011	G1		XXXXXXXXXX	FL	6/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1950701903	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,185.19 is underdisclosed from calculated Finance Charge of $85,502.17 in the amount of $316.98.	Federal Compliance - Under disclosure is payment stream related due to DSI variance.: Under disclosure is payment stream related due to DSI variance.					-
1950429089	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2000	4/XX/2000	Investment	Purchase		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999.						-
1949119036	G1	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2002	9/XX/2002	Primary	Refinance Rate/Term	D	D	D	D	D	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																				[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					Yes	TR HUD Deficiency
1942763304	G1		XXXXXXXXXX	TX	1/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1933584728	G1	XXXXXXXXXX	XXXXXXXXXX	VA	1/XX/2007	12/XX/2006	Primary	Refinance UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																				[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.					Yes	TR Indeterminable
1929143387	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2020	6/XX/2020	Investment	Refinance Rate/Term			B	B	B	B																		B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
1927695943	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/??/2005.
																																				[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.						-
1925655929	G1	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2013	11/XX/2012	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
1922927891	G1	XXXXXXXXXX	XXXXXXXXXX	GA	1/XX/2021	12/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -											A	A	A	A	A							-
1922596037	G1	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2005	10/XX/2005	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
1918698218	G1	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
1913944125	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrowers.: TIL appears to be final but not signed nor initialed by borrowers. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
1907936743	G1		XXXXXXXXXX	GA	5/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
1902133485	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	C	C	C	C	C	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						Late Charge
1901547284	G1	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2005	8/XX/2005	Second Home	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1900268963	G1	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2020	6/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: -	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower
Federal Compliance - Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.: Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.
Federal Compliance - Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.: Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.
Federal Compliance - Confirmed the initial Closing Disclosure date as 08/XX/2020: Confirmed the initial Closing Disclosure date as 08/XX/2020
																																					Federal Compliance - Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.: Application date is 06/XX/2020 and the disclosure is dated 07/XX/2020.					-
1897748476	G1	XXXXXXXXXX	XXXXXXXXXX	LA	1/XX/2020	12/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Closing / Title - Security Instrument Error: Security Instrument Maturity Date  was not provided
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
1887115414	G1	XXXXXXXXXX	XXXXXXXXXX	SC	1/XX/2001	1/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided [D] Credit Documentation - Missing Document: Credit Report not provided											B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
1885690725	G1		XXXXXXXXXX	OH	8/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1875008475	G1	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/1998	7/XX/1998	UTD	Purchase	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[D] Credit Documentation - Missing Document: Credit Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1998 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					No	TNR Testing Not Required
1874116353	G1	XXXXXXXXXX	XXXXXXXXXX	OR	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.						-
1866023439	G1	XXXXXXXXXX	XXXXXXXXXX	WV	7/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Other	Non QM	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.98700% or Final Disclosure APR of 5.99000% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
																																				[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.	Federal Compliance - Non-QM Loan: Non-QM Loan					-
1865724898	G1	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2021	1/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Analysis - Insurance address does not match Note address. [C] General - Missing Document: Cancelled Check(s) not provided [C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date: ___ [C] Income Documentation - The verification of employment is required and was not found in file.: - [B] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: -	Address of : XXX is address per HOI document HOI annual premium paid on Closing Disclosure N/A B2 income not being used to qualify. Per approved LP Authorized Debts are excluded. 1008 and approval further confirms debts are Authorized user accounts.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
1863951304	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
1852615943	G1	XXXXXXXXXX	XXXXXXXXXX	MO	2/XX/2020	1/XX/2020	Primary	Refinance Rate/Term	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	Signed 4506-T provided, however the applicable years were left blank.	REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/xx/2020 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Early closure fee: Early closure fee
Miscellaneous Compliance - All 1003's are marked missing, but the appropriate missing evidence of application is not checked.: All 1003's are marked missing, but the appropriate missing evidence of application is not checked.
Federal Compliance - Document not provided.: Document not provided.
Federal Compliance - Document not provided.: Document not provided.
Federal Compliance - Early closure fee: Early closure fee
Federal Compliance - Verification of initial CD delivery and receipt by borrower not provided: Verification of initial CD delivery and receipt by borrower not provided	REVIEWER - GENERAL COMMENT (2020-11-03): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.
																																						REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.				TILA ATR/QM
1841886337	G1	XXXXXXXXXX	XXXXXXXXXX	DE	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: -											A	A	A	A	A							-
1840458642	G1	XXXXXXXXXX	XXXXXXXXXX	ID	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.						-
1838992791	G1	XXXXXXXXXX	XXXXXXXXXX	AL	6/XX/2017	3/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge: Note late charge of $25.00 exceeds state maximum of 5% or $10, whichever is greater.
[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.98990% or Final Disclosure APR of 5.99000% is in excess of allowable threshold of APOR 3.26% + 1.5%, or 4.76000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,296.96 on Final Closing Disclosure provided on 06/XX/2017 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 06/XX/2017 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 incorrectly disclosed whether the loan will have an escrow account.
[B] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 incorrectly disclosed whether the loan will have an escrow account.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $66.00 exceeds tolerance of $60.00. Insufficient or no cure was provided to the borrower.						TILA ATR/QM
1838469675	G1	XXXXXXXXXX	XXXXXXXXXX	IN	2/XX/2021	1/XX/2021	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Income Documentation - Income Docs Missing:: - [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___	Per review, cash to borrower is $1,656.01. The $3929.76 is total closing costs										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
1836228693	G1	XXXXXXXXXX	XXXXXXXXXX	LA	6/XX/1999	5/XX/1999	Primary	Refinance Rate/Term		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Property Address and Loan Details in the file have different loan amounts and borrower names associated and nothing in the file is complete enough to match the property or the loan amount details.: Incomplete Loan File. Property Address and Loan Details in the file have different loan amounts and borrower names associated and nothing in the file is complete enough to match the property or the loan amount details.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
1820832981	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2020	2/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Income Documentation - The verification of employment is required and was not found in file.: -	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - No cure for a $18.50 Tolerance violation was in the file.: No cure for a $18.50 Tolerance violation was in the file. Federal Compliance - No cure for a $175.00 Tolerance violation was in the file.: No cure for a $175.00 Tolerance violation was in the file. Federal Compliance - No cure for a $55.00 Tolerance violation was in the file.: No cure for a $55.00 Tolerance violation was in the file.					-
1817701506	G1	XXXXXXXXXX	XXXXXXXXXX	KY	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] State Compliance - Kentucky Prepayment Penalty Test: Kentucky Prepayment Penalty: Maximum calculated prepay of $2,291.85 exceeds the state maximum of 5% of the outstanding balance ($2,223.12). Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1816117088	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2021	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	GENERAL COMMENT (2021-09-20): Disagree: The Title - Endorsement Fee of $125.00 added on CD Date Issued 6/24/2021 would be considered an unlimited fee. The Title - Endorsement Fee was not disclosed on the initial LE and was added to section C of the CD. This puts the fee into the unlimited category. This is not a testing defect and no corrective action is required.

																																							GENERAL COMMENT (2021-09-20): Disagree: The Title - Title Search Fee of $185 added on CD Date Issued 6/24/2021 would be considered an unlimited fee. The Title - Title Search Fee was not disclosed on the initial LE and was added to section C of the CD. This puts the fee into the unlimited category. This is not a testing defect and no corrective action is required.			-
1798051163	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Grace period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10: Grace period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10				Yes	TR Indeterminable (UAL State)
1796247085	G1	XXXXXXXXXX	XXXXXXXXXX	NH	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
1784204629	G1	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2013	2/XX/2013	Second Home	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided: -	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,570.94 is underdisclosed from calculated Finance Charge of $92,024.43 in the amount of $453.49.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed: Unable to determine under disclosure due to missing itemization of amount financed					-
1777784498	G1	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2013	4/XX/2013	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.						-
1775321187	G1	XXXXXXXXXX	XXXXXXXXXX	AR	8/XX/2019	6/XX/2019	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	C	C	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	Missing VOE The form was signed but the tax years were not completed.	REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided. REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/xx/xx19 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - 36 month early closure fee per note addendum: 36 month early closure fee per note addendum
Federal Compliance - Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.: Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
Federal Compliance - No rate lock in file: No rate lock in file
Federal Compliance - Creditor did not provide List of Homeownership Counseling Organizations to borrower.: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - 36 month early closure fee per note addendum: 36 month early closure fee per note addendum
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	REVIEWER - GENERAL COMMENT (2020-11-03): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2021-04-27): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.
REVIEWER - GENERAL COMMENT (2020-12-01): No additional documentation was provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																																								The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA ATR/QM
1774520155	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2007	6/XX/2007	Primary	Refinance UTD		D	D	D	D	D																	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.					Yes	TR Indeterminable
1762677781	G1	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2007	6/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-
1756844041	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2000	11/XX/2000	UTD	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2000 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.		SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		Yes	TR Indeterminable
1751357252	G1	XXXXXXXXXX	XXXXXXXXXX	MO	12/XX/2017	11/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Asset Documentation - Assets Error: Account Number was not provided: - [C] Asset Documentation - Guideline Issue:Insufficient asset documentation.: - [C] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Account Number missing data entry was checked exception set	B	B	B	B	B	[B] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $753.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - No Seller Paid Fees Primary Residence First Lien: No Seller Paid Fees Primary Residence First Lien Federal Compliance - Escrow Payment that does not match the actual escrow payment for the loan.: Escrow Payment that does not match the actual escrow payment for the loan. Federal Compliance - no cure was provided to the borrower. (7727): no cure was provided to the borrower. (7727)					-
1750041449	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
1747494551	G1	XXXXXXXXXX	XXXXXXXXXX	NC	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
1741316994	G1	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2006	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___											B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/04/2006.						-
1734812318	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-
1730506119	G1	XXXXXXXXXX	XXXXXXXXXX	OH	2/XX/2003	1/XX/2003	Primary	Purchase		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
1727021635	G1		XXXXXXXXXX	NY	1/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
1726700693	G1	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.						-
1717328212	G1	XXXXXXXXXX	XXXXXXXXXX	DE	10/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						-
1710281712	G1	XXXXXXXXXX	XXXXXXXXXX	DC	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,463.66 is underdisclosed from calculated Finance Charge of $239,543.48 in the amount of $2,079.82.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower.: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Under disclosure is due to payment stream from TIL being less than per the Note.: Under disclosure is due to payment stream from TIL being less than per the Note.
																																					Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
1707420014	G1	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Lender's Final 1003 [C] Closing / Title - Title: Evidence of title is missing [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
1706483177	G1	XXXXXXXXXX	XXXXXXXXXX	MI	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)						-
1705953909	G1	XXXXXXXXXX	XXXXXXXXXX	TX	2/XX/2000	1/XX/2000	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
1695257803	G1									D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance.: Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
1694195392	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1693348415	G1		XXXXXXXXXX	NY	6/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
1690246627	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2012	12/XX/2011	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,067.62 is underdisclosed from calculated Finance Charge of $151,195.78 in the amount of $128.16.	Federal Compliance - TIL itemization did not disclose Fee Collected - Purpose Not Disclosed of $125.00 an an additional flood cert fee of $3.00as a prepaid finance charges.: TIL itemization did not disclose Fee Collected - Purpose Not Disclosed of $125.00 an an additional flood cert fee of $3.00as a prepaid finance charges.					-
1690088074	G1	XXXXXXXXXX	XXXXXXXXXX	WA	1/XX/2021	12/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,106.59 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,160.00.	Federal Compliance - Final Lender Credit of $-2,106.59 stated on 2/XX/2021 post cd is less than amount of binding Lender Credit previously disclosed in the amount of $-2,160.00 stated on final cd (1/XX/2021).: Final Lender Credit of $-2,106.59 stated on 2/XX/2021 post cd is less than amount of binding Lender Credit previously disclosed in the amount of $-2,160.00 stated on final cd (1/XX/2021).	SELLER - GENERAL COMMENT (2021-09-20): Disagree: The Lender Credit decreased from -$2160.00 to -$2106.59 on CD issued 1/XX/2021 and CD issued 1/XX/2021, with a valid Change Circumstances dated 1/XX/2021 and 1/XX/2021 reason of "loan amount decreased," and meets 3 day timing. See attached change circumstance. REVIEWER - CURED COMMENT (2021-09-21): Cured on CD	GENERAL COMMENT (2021-09-20): Disagree: The Lender Credit decreased from -$2160.00 to -$2106.59 on CD issued 1/XX/2021 and CD issued 1/XX/2021, with a valid Change Circumstances dated 1/XX/2021 and 1/XX/2021 reason of "loan amount decreased," and meets 3 day timing. See attached change circumstance.			-
1684770282	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2004	10/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1683540242	G1	XXXXXXXXXX	XXXXXXXXXX	GA	4/XX/2003	3/XX/2003	Primary	Purchase	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003 [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,108.19 is underdisclosed from calculated Finance Charge of $191,453.35 in the amount of $345.16.	Federal Compliance - TIL itemization did not disclose an attorney fee of $450 as prepaid finance charge: TIL itemization did not disclose an attorney fee of $450 as prepaid finance charge					-
1682549944	G1	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	GENERAL COMMENT (2021-09-28): Disagree: Fees that were not disclosed in Section C of the LE but are added to Section B of the CD and are considered title-related are subject to a 10% aggregate baseline tolerance. The Recording Service Fee was added to Section B of the CD and is a 10% tolerance fee. The 10% tolerance fee total of $1,797.40 was not exceeded so no refund is due. This is not a testing defect and no corrective action is required.

																																							GENERAL COMMENT (2021-09-30): Disagree: Fees that were not disclosed in Section C of the LE but are added to Section B of the CD and are considered title-related are subject to a 10% aggregate baseline tolerance. The Recording Service Fee was added to Section B of the CD and is a 10% tolerance fee. The 10% tolerance fee total of $1,797.40 was not exceeded so no refund is due. No further documentation or review required.			-
1680162918	G1	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2013	7/XX/2013	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. [B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.						-
1672033667	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
1669863371	G1	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2005	4/XX/2005	Primary	Refinance UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
1667186176	G1	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
1659444826	G1		XXXXXXXXXX	OH	10/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1652767753	G1	XXXXXXXXXX	XXXXXXXXXX	CT	6/XX/2012	5/XX/2012	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											B	B	B	B	B	[B] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [B] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.						-
1651610325	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	5/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	[C] Asset Documentation - Guideline Issue:Insufficient asset documentation.: - [C] General - Missing Document: Desk Review not provided [C] General - Missing Document: Stated not provided	Missing 1004 Appraisal	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $18.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Temporary SHQM is the correct designation.: Temporary SHQM is the correct designation.
Federal Compliance - Closing disclosure was neither signed nor dated by the borrower.  Unable to determine when it was provided.: Closing disclosure was neither signed nor dated by the borrower.  Unable to determine when it was provided.
Federal Compliance - No COC or cost to cure.: No COC or cost to cure.
																																					Federal Compliance - No COC or Cost to cure.: No COC or Cost to cure.					TILA ATR/QM
1635057001	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2005	6/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
1628996352	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/1994	11/XX/1993	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing						-
1626347044	G1	XXXXXXXXXX	XXXXXXXXXX	TX	3/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A																	A	A	A	A	A							-
1621604238	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2002	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1618498282	G1		XXXXXXXXXX	TX	5/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1610752323	G1	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.						-
1599888262	G1	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Other		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1596942453	G1	XXXXXXXXXX	XXXXXXXXXX	CO	8/XX/2020	2/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,420.00 exceeds tolerance of $750.00.  Insufficient or no cure was provided to the borrower.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $680.63 exceeds tolerance of $473.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing Federal Compliance - Missing Valid COC or cure to borrower: Missing Valid COC or cure to borrower Federal Compliance - Missing Valid COC or cure to borrower: Missing Valid COC or cure to borrower					-
1595786100	G1	XXXXXXXXXX	XXXXXXXXXX	MA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
1594377365	G1	XXXXXXXXXX	XXXXXXXXXX	KS	10/XX/2015	8/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	B	B	B	B	B	[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower. [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Income Documentation - Income Docs Missing:: - [C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [C] Application / Processing - Missing Document: Approval not provided [C] Application / Processing - Missing Document: Fraud Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																																				[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.						-
1593498872	G1	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2011	1/XX/2011	Primary	Refinance Cash-out - Other	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[C] State Compliance - Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2011 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
																																				[B] Application / Processing - Missing Document: Missing Lender's Initial 1003					No	State - NC
1588200193	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/2020	3/XX/2020	Investment	Refinance Rate/Term	N/A	B	B	B	B	B						[C] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds AUS total debt ratio of ___.	Due to negative rental income variation										B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. [B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.						-
1580750906	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,730.50 exceeds tolerance of $1,285.00 plus 10% or $1,413.50. Insufficient or no cure was provided to the borrower.	Federal Compliance - $173.73 Lender credit provided.: $173.73 Lender credit provided.	SELLER - GENERAL COMMENT (2021-09-24): Disagree: Aggregate 10% fees on the initial LE were disclosed in the amount of $1,415.00. Aggregate 10% fees on the CD issued 3/XX/2021 were charged in the amount of $1,662.50. Ten percent tolerance total is $1,556.50. The 10% related fees were under-disclosed by $247.50, which would result in an Over Tolerance refund due to the borrower in the amount of $106.00. Section J of the CD disclosed a $173.73 credit for increase in closing costs to cure the increase in 10% fees. This is not a testing defect and no corrective action is required.
																																						REVIEWER - CURED COMMENT (2021-09-27): Cured	GENERAL COMMENT (2021-09-24): Disagree: Aggregate 10% fees on the initial LE were disclosed in the amount of $1,415.00. Aggregate 10% fees on the CD issued 3/29/2021 were charged in the amount of $1,662.50. Ten percent tolerance total is $1,556.50. The 10% related fees were under-disclosed by $247.50, which would result in an Over Tolerance refund due to the borrower in the amount of $106.00. Section J of the CD disclosed a $173.73 credit for increase in closing costs to cure the increase in 10% fees. This is not a testing defect and no corrective action is required.			-
1575041060	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	6/XX/1996	5/XX/1996	Primary	Refinance UTD		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.: File contains only the Note, Mortgage, and Title. Compliance and Fees testing is incomplete.				UTD	Indeterminable
1570130398	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2007	8/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
1567567066	G1		XXXXXXXXXX	TX	11/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1557808327	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/1996	12/XX/1996	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1996 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
1557361969	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
1541987133	G1	XXXXXXXXXX	XXXXXXXXXX	MD	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
1540810779	G1		XXXXXXXXXX	OK	7/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1539157771	G1	XXXXXXXXXX	XXXXXXXXXX	MD	9/XX/2006	8/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.						-
1537266314	G1	XXXXXXXXXX	XXXXXXXXXX	CT	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 007/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 006/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 007/XX/2006, prior to three (3) business days from transaction date of 007/XX/2006.
																																				[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.						-
1525609566	G1	XXXXXXXXXX	XXXXXXXXXX	DE	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 009/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.						-
1522274930	G1		XXXXXXXXXX	TX	1/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1519987441	G1	XXXXXXXXXX	XXXXXXXXXX	NY	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - 10 day grace period less than 15 day minimum per state (NY).: 10 day grace period less than 15 day minimum per state (NY). State Compliance - The greater of 5% or $10 late charge exceeds 2% maximum per state (NY).: The greater of 5% or $10 late charge exceeds 2% maximum per state (NY).					-
1518760657	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
1517471391	G1		XXXXXXXXXX	MO	1/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1515343640	G1	XXXXXXXXXX	XXXXXXXXXX	VA	12/XX/2020	8/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Document Error - Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).: -	Missing CPA letter or Third party Verification and or business license or business entitiy.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
1513202988	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2020	3/XX/2020	Investment	Refinance Limited Cash-out GSE	N/A	B	B	B	B	B						[C] Income Documentation - Income Docs Missing:: -	No signed 4506-T form in file for co-borrower.										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower.: Initial 1003 is not signed by the Lender or Borrower.					-
1510174425	G1	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Application / Processing - 1003/Declarations: D. 2. Have you or will you be applying for any new credit (e.g., installment loan, credit card, etc.) on or before closing this loan that is not disclosed on this application? was entered Yes. Unable to determine qualification without this information.: -
[C] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to the note date.: -
[C] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower:  ___; Total Cash Out:    ___;  Refi Purpose:  ___
[C] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset Account date is more than 60 days prior to the Note date or notary date.: -
[B] Credit Documentation - Credit Report Error: Months Reported  was not provided: -
																				[B] Credit Eligibility - Public Record Issue:: -	data was reviewed and exception was set Credit Report date is more than 90 days prior to the note date or notary date Refi Purpose reflects Rate greater than the lesser of 2% of the loan amount or $2000. Account Number is missing and Asset Account date is more than 60 days prior to the Note date or notary date Months Reported is not avaliable there's an issue with the Public Record										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $130.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing.	Application / Processing - noted: noted Federal Compliance - Sufficient cure provided at closing: Sufficient cure provided at closing	REVIEWER - CURED COMMENT (2021-09-23): Sufficient Cure Provided At Closing REVIEWER - GENERAL COMMENT (2021-09-23): Cure of $58.50 provided to borrower at closing.	GENERAL COMMENT (2021-09-23): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Title Fees initially disclosed in Section C of the LE and remain in Section C of the CD are put in the unlimited category and not held to any specific tolerance. Total amount of $130.00 exceeds tolerance of $65.00 plus 10% or $71.50. Fee total on consummation CD exceeds allowable limit by $58.50. Section J of the final CD lists a credit for the increase in closing costs above legal limit in the amount of $58.50. This is sufficient to cure the unacceptable increase in 10% fees. This is not a testing defect so no corrective action is required.			-
1498156115	G1	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Other	Higher Priced QM	C	C	C	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Approval not provided
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[C] Income Documentation - The verbal verification of employment was obtained more than 10 days prior to the note date.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	[C] Value Discrepancy - Loan is missing secondary valuation product required for securitization.	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $xxx.xx.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-401.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-402.00.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
																																						REVIEWER - GENERAL COMMENT (2021-03-25): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
1495815565	G1	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [C] Loan File - Missing Document: Hazard Insurance Policy not provided	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $18.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Final CD dated 2/18/20 states fee amount of $55.00 which exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Final CD dated 2/18/20 states fee amount of $55.00 which exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.
																																					Federal Compliance - Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Final CD dated 2/XX/20 stated fee amount of $18.50 which exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Final CD dated 2/XX/20 stated fee amount of $18.50 which exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - CURED COMMENT (2021-09-09): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-09-09): Sufficient Cure Provided At Closing				-
1485803161	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed or initialed by the borrower.: TIL appears to be final but not signed or initialed by the borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
1475368916	G1		XXXXXXXXXX	NC	7/XX/2003					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1471674024	G1	XXXXXXXXXX	XXXXXXXXXX	IA	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	A							-
1468664127	G1	XXXXXXXXXX	XXXXXXXXXX	KY	11/XX/2007	10/XX/2007	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		SELLER - GENERAL COMMENT (2021-09-17): Agreed	GENERAL COMMENT (2021-09-17): Agreed		Yes	TR Indeterminable (UAL State)
1463326156	G1		XXXXXXXXXX	VT	9/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1454190425	G1	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2012	7/XX/2012	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																				[B] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.						-
1446208960	G1	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2004	6/XX/2004	Primary	Refinance UTD	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.						-
1444935234	G1	XXXXXXXXXX	XXXXXXXXXX	CT	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
1444713988	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	State Compliance - Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 4%: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 4%
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.: TIL appears to be final but not signed nor initialed by borrower.
																																					Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
1442813237	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2006	2/XX/2006	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																				[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
1440193352	G1	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2021	1/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance dwelling coverage of $200,000 is insufficient.	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing.
																																				[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2021-09-26): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-09-26): Sufficient Cure Provided At Closing				-
1436928577	G1	XXXXXXXXXX	XXXXXXXXXX	WI	8/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary HPQM (GSE/Agency Eligible)	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $70.00 exceeds tolerance of $30.00 plus 10% or $33.00.  Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM
Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower	REVIEWER - CURED COMMENT (2021-09-16): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-09-16): Sufficient Cure Provided At Closing	GENERAL COMMENT (2021-09-15): 22718325-TILA - SOL Not Expired-compliance-TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided-TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163)-Missing Valid COC and no evidence of cure provided-TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																																							GENERAL COMMENT (2021-09-15): Disagree: Title - Abstract/Title Search fee was not held to a zero percent tolerance. The Title - Abstract/Title Search fee was not disclosed in section C of the Initial LE but was present in section C on the Final CD. Title fees originally disclosed in section C of the LE that remain in section C on the CD or title fees that are added to section C on the CD are held to an unlimited tolerance. The only applicable ten percent fee was the Recording Fees. This is not a testing defect so no corrective action is required.			TILA ATR/QM
1432076266	G1	XXXXXXXXXX	XXXXXXXXXX	TN	4/XX/2009	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,235.42 is underdisclosed from calculated Finance Charge of $190,381.23 in the amount of $145.81. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Disclosed payment on Note of $732.69 does not correspond with the loan amount, loan term, and interest rate on the loan.: Disclosed payment on Note of $732.69 does not correspond with the loan amount, loan term, and interest rate on the loan.					-
1422224261	G1	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1417070406	G1	XXXXXXXXXX	XXXXXXXXXX	MD	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
1408314250	G1		XXXXXXXXXX	MI	8/XX/2000					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1404509062	G1	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
1401500532	G1		XXXXXXXXXX	OH	9/XX/2005					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1391181802	G1	XXXXXXXXXX	XXXXXXXXXX	TX	11/XX/2006	10/XX/2006	Primary	Construction-Permanent		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
1389962601	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2020	6/XX/2020	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	A	A	A	A	A						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											A	A	A	A	A							-
1388282792	G1		XXXXXXXXXX	NC	6/XX/1999					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1384175259	G1	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2007	9/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.						-
1380134269	G1	XXXXXXXXXX	XXXXXXXXXX	NJ	1/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.						-
1372824044	G1	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
1372762364	G1	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2002	6/XX/2002	Primary	UTD UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					UTD	Indeterminable
1363739882	G1	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,122.16 is underdisclosed from calculated Finance Charge of $209,224.57 in the amount of $102.41.
																																				[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $4,100.00 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $1,640.00. Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - TIL itemization did not disclose a recording service fee of $96 as prepaid finance charge.: TIL itemization did not disclose a recording service fee of $96 as prepaid finance charge.					-
1362632278	G1	XXXXXXXXXX	XXXXXXXXXX	OK	3/XX/2014	1/XX/2014	Investment	Refinance Rate/Term	N/A	C	A	A	A	A	C	C	C	C	C	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___ [C] Missing Document - Missing Lender's Initial 1003/Application.	Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property dated after Disaster End Date of 006/XX/2015 for the subject property that is currently missing from the file. Missing signed and dated initial application by the originator and borrower.		C	C	C	C	C	[C] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.	The file is missing a copy of the secondary valuation required for securitization purposes.	REVIEWER - GENERAL COMMENT (2020-01-24): Regraded to EV1	A	A	A	A	A							-
1361756687	G1						UTD	UTD UTD		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. No compliance documents in the loan file.: Incomplete Loan File. No compliance documents in the loan file.				UTD	Indeterminable
1357452855	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2017	4/XX/2017	Primary	Refinance Cash-out - Other	Safe Harbor QM	C	C	C	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Fraud Report not provided
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-04-28): exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Fail.				TILA ATR/QM
1356059716	G1	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2009	8/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-
1353335061	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2005	8/XX/2005	Second Home	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Application / Processing - Missing Document: Flood Certificate not provided [C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
1342271760	G1	XXXXXXXXXX	XXXXXXXXXX	VA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,961.01 is underdisclosed from calculated Finance Charge of $189,098.73 in the amount of $137.72.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.	Federal Compliance - Under disclosure is payment stream related due to DSI collection.: Under disclosure is payment stream related due to DSI collection.					-
1342048373	G1	XXXXXXXXXX	XXXXXXXXXX	IL	8/XX/2003	7/XX/2003	Investment	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.						-
1333475929	G1	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2004	6/XX/2004	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
1322401266	G1	XXXXXXXXXX	XXXXXXXXXX	VA	10/XX/2001	9/XX/2001	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																																				[B] State Compliance - Virginia Mortgage Lender and Broker Act (Demand Feature): Virginia Mortgage Lender and Broker Act: Mortgage loan contains an impermissible demand feature.						-
1320039776	G1	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2020	12/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Application / Processing - Missing Document: AUS not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: - [C] Income Documentation - The verification of employment is required and was not found in file.: -	This is the borrower's prior employment; the VOE for the borrower's current employment is in the file This is the borrower's prior employment; the VOE for the borrower's current employment is in the file										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $635.35 exceeds tolerance of $159.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Confirmed Loan Discount Point fee increase from $159 to $635.35: Confirmed Loan Discount Point fee increase from $159 to $635.35					-
1319387766	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	3/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: - [B] Credit Eligibility - Public Record Issue:: -	Credit Report date is more than 90 days prior to the note date or notary date. Public Record is not avaliable										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - noted: noted Federal Compliance - Rate Set Date Not available: Rate Set Date Not available					-
1317288084	G1	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.						-
1310072649	G1	XXXXXXXXXX	XXXXXXXXXX	LA	6/XX/2020	4/XX/2020	Investment	Purchase			B	B	B	B																		B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-
1307257827	G1	XXXXXXXXXX	XXXXXXXXXX	TX	5/XX/2020	11/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
1306446326	G1	XXXXXXXXXX	XXXXXXXXXX	WV	5/XX/2007	8/XX/2007	UTD	Refinance Cash-out - Other		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
1304680731	G1	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2008	6/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $320,791.70 is underdisclosed from calculated Finance Charge of $321,039.30 in the amount of $247.60.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
1291927919	G1	XXXXXXXXXX	XXXXXXXXXX	SD	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 004/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 003/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 004/XX/2006, prior to three (3) business days from transaction date of 004/XX/2006.						-
1287215796	G1	XXXXXXXXXX	XXXXXXXXXX	MS	10/XX/2008	10/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
1282324103	G1	XXXXXXXXXX	XXXXXXXXXX	OH	9/XX/2009	9/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,381.54 is underdisclosed from calculated Finance Charge of $51,425.33 in the amount of $43.79.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Under disclosure is caused by Daily Simple Interest payment calculation.: Under disclosure is caused by Daily Simple Interest payment calculation.					-
1275578386	G1	XXXXXXXXXX	XXXXXXXXXX	NY	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
1270395046	G1	XXXXXXXXXX	XXXXXXXXXX	MI	5/XX/2003	4/XX/2003	Primary	Refinance UTD	D	D	D	D	D	[D] Appraisal Documentation - Missing Document: Appraisal not provided: - [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					Yes	TR Indeterminable
1257891490	G1	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
1256984733	G1	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2007	5/XX/2007	Primary	Purchase	B	B	B	B	B	[C] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [B] Miscellaneous Compliance - Loan has been identified as FHA/VA	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1256834301	G1	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.						-
1255912469	G1	XXXXXXXXXX	XXXXXXXXXX	OR	3/XX/2012	2/XX/2012	Primary	Refinance Rate/Term		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided											B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
1249437105	G1	XXXXXXXXXX	XXXXXXXXXX	KY	12/XX/2020	11/XX/2020	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of ___ does not match AUS property type of ___.
[C] Income Documentation - The verification of employment is required and was not found in file.: -
[C] Income Documentation - The verification of employment is required and was not found in file.: -	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Federal Compliance - Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																																					Federal Compliance - Previous Employment lacks date info due to missing verification(s) of employment.: Previous Employment lacks date info due to missing verification(s) of employment.					TILA ATR/QM
1248073688	G1	XXXXXXXXXX	XXXXXXXXXX	CO	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[B] Closing / Title - Final Title Policy is Missing											A	A	A	A	A							-
1244909344	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2006	4/XX/2006	Primary	Purchase		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.						-
1243161372	G1	XXXXXXXXXX	XXXXXXXXXX	ID	8/XX/1998	7/XX/1998	Primary	Refinance UTD		D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security and HUD in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
1239699285	G1	XXXXXXXXXX	XXXXXXXXXX	CT	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																				[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						-
1223070962	G1	XXXXXXXXXX	XXXXXXXXXX	AZ	6/XX/2006	5/XX/2006	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		SELLER - GENERAL COMMENT (2021-09-17): Agreed	GENERAL COMMENT (2021-09-17): Agreed		Yes	TR Indeterminable
1216724450	G1		XXXXXXXXXX	NM	9/XX/2008					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
1212444289	G1	XXXXXXXXXX	XXXXXXXXXX	SD	9/XX/2013	8/XX/2013	UTD	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2013 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																				[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.					Yes	TR Indeterminable
1205056587	G1	XXXXXXXXXX	XXXXXXXXXX	LA	4/XX/2001	3/XX/2001	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
1204391466	G1	XXXXXXXXXX	XXXXXXXXXX	NY	5/XX/2020	2/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Documentation - The verification of employment is required and was not found in file.: -	Borrower's previous employment verified with past three years of W-2s	B	B	B	B	B	[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,208.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,223.00.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,170.00 exceeds tolerance of $485.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final CD lender credit of $685.00: Final CD lender credit of $685.00 Federal Compliance - Cure on final Closing disclosure for $685.00 for increase in closing costs above legal limit.: Cure on final Closing disclosure for $685.00 for increase in closing costs above legal limit.					-
1202131972	G1	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/1999	5/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/1999, prior to three (3) business days from transaction date of 06/??/1999.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																																				[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
1189113558	G1	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2001	7/XX/2001	Primary	Purchase		B	B	B	B	B						[D] Credit Documentation - Missing Document: Credit Report not provided											B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 007/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
1188510629	G1	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2005	1/XX/2005	Second Home	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.						-
1186551746	G1	XXXXXXXXXX	XXXXXXXXXX	DE	1/XX/2000	12/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
1186207157	G1	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.						-
1181271054	G1	XXXXXXXXXX	XXXXXXXXXX	OH	6/XX/1989	5/XX/1989	Primary	Refinance UTD	D	D	D	D	D	[D] Credit Documentation - Missing Document: Credit Report not provided [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 006/XX/1989 used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 005/XX/1989 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.					No	TNR Testing Not Required
1180520136	G1	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1180169828	G1	XXXXXXXXXX	XXXXXXXXXX	WI	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 006/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 005/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 006/XX/2007.	Federal Compliance - Unable to determine under disclosure due to missing TIL itemization of amount financed.: Unable to determine under disclosure due to missing TIL itemization of amount financed.					-
1167957753	G1		XXXXXXXXXX	MI	1/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1165278429	G1	XXXXXXXXXX	XXXXXXXXXX	CT	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B						[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___ [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $xx	Federal Compliance - TIL Itemization disclosed a prepaid interest credit of $XX final, signed HUD reflected a prepaid interest charge of $368.83: TIL Itemization disclosed a prepaid interest credit of $XX final, signed HUD reflected a prepaid interest charge of $368.83					-
1158286015	G1	XXXXXXXXXX	XXXXXXXXXX	TX	4/XX/1995	3/XX/1995	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						-
1150486213	G1	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,218.97 is underdisclosed from calculated Finance Charge of $167,278.93 in the amount of $59.96.
																																				[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
1146803707	G1	XXXXXXXXXX	XXXXXXXXXX	OR	5/XX/2020	4/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B																	B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003 [B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - The initial closing disclosure dated 5/XX/2020 was not provided to the borrowers at least three business days prior to closing.: The initial closing disclosure dated 5/XX/2020 was not provided to the borrowers at least three business days prior to closing.					-
1145225314	G1	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2012	8/XX/2012	Investment	Refinance Rate/Term		A	A	A	A	A						[D] Appraisal Documentation - Missing Document: Appraisal not provided: -											A	A	A	A	A							-
1141056077	G1	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2020	9/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Document Error - Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).: -		REVIEWER - GENERAL COMMENT (2021-09-21): No Verification of the eXistence of Self-Employed business provided.									B	B	B	B	B	[B] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.	Federal Compliance - Date of document and signature not provided: Date of document and signature not provided					-
1137719207	G1	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A						[C] Application / Processing - Missing Document: Missing Final 1003											A	A	A	A	A							-
1135184875	G1	XXXXXXXXXX	XXXXXXXXXX	NH	2/XX/2012	1/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	[D] Appraisal Documentation - Missing Document: Appraisal not provided [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2011.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																																				[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
1133044171	G1	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2018	7/XX/2018	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	C	C	C	C	C	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Income Documentation - Income Docs Missing:: -
[C] Application / Processing - Missing Document: Missing Final 1003
[B] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	C	C	C	C	C	[C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Miscellaneous Compliance - Alternate source used for application date
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty.	REVIEWER - GENERAL COMMENT (2020-11-03): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																																						REVIEWER - GENERAL COMMENT (2021-03-25): exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.				TILA ATR/QM
1131937264	G1	XXXXXXXXXX	XXXXXXXXXX	MD	6/XX/2020	3/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2020).
																																				[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Federal Compliance - Application date 03/XX/2020 and earliest disclosure 05/XX/2020.: Application date 03/XX/2020 and earliest disclosure 05/XX/2020. Federal Compliance - Application date 03/XX/2020 and earliest disclosure 05/XX/2020.: Application date 03/XX/2020 and earliest disclosure 05/XX/2020. Federal Compliance - Finance charge is $323,548.05.: Finance charge is $323,548.05. Federal Compliance - Application date 03/XX/2020 and earliest Loan Estimate disclosure dated 05/XX/2020.: Application date 03/XX/2020 and earliest Loan Estimate disclosure dated 05/XX/2020.					-
1126044295	G1	XXXXXXXXXX	XXXXXXXXXX	VT	3/XX/2006	3/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-
1124684520	G1	XXXXXXXXXX	XXXXXXXXXX	SC	5/XX/2001	4/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1123346051	G1	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	A							-
1122851988	G1		XXXXXXXXXX	IL	7/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1119625938	G1		XXXXXXXXXX	OH	3/XX/2004					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1102574959	G1	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/??/2007.						-
1101379436	G1	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	C	C	C	B	B	C	C	C	B	B	[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Application / Processing - Missing Document: Missing Lender's Initial 1003
[B] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.	Federal Compliance - Loan Designation is Temporary SHQM: Loan Designation is Temporary SHQM
																																					Federal Compliance - Evidence of receipt of initial Closing Disclosure was via electronic delivery records. However, the E-Sign Consent document does not have signature lines, a date provided nor a date received.: Evidence of receipt of initial Closing Disclosure was via electronic delivery records. However, the E-Sign Consent document does not have signature lines, a date provided nor a date received.					TILA ATR/QM
1099141461	G1	XXXXXXXXXX	XXXXXXXXXX	MI	5/XX/2013	2/XX/2013	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
																																				[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.						-
1098492200	G1	XXXXXXXXXX	XXXXXXXXXX	TN	8/XX/2000	7/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing.
[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2000, prior to three (3) business days from transaction date of 08/XX/2000.
																																				[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
1094961741	G1	XXXXXXXXXX	XXXXXXXXXX	TN	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,185.98 is underdisclosed from calculated Finance Charge of $152,301.54 in the amount of $115.56.
																																				[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Underdisclosure in payment stream is due to DSI: Underdisclosure in payment stream is due to DSI					-
1082058360	G1		XXXXXXXXXX	CA	12/XX/2007					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1080981625	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2012	4/XX/2012	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
																																				[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,766.48 is underdisclosed from calculated Finance Charge of $106,181.43 in the amount of $414.95.	Federal Compliance - Unable to apply the $1830.77 lender credit on line 204 of the HUD due to missing the credit itemization.: Unable to apply the $1830.77 lender credit on line 204 of the HUD due to missing the credit itemization.					-
1080763191	G1	XXXXXXXXXX	XXXXXXXXXX	GA	6/XX/2020	3/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B	[C] Income Documentation - Income Docs Missing:: - [C] General - Valuation address does not match Note address.: -	N/ A for previous employer XXX is address as it appears on appraisal document	B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
																																				[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $975.00 exceeds tolerance of $957.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Provide rate loack agreement: Provide rate loack agreement Federal Compliance - No valid COC or cure provided: No valid COC or cure provided					-
1078125420	G1	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,748.97 is underdisclosed from calculated Finance Charge of $230,816.15 in the amount of $67.18.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.: Unable to determine under disclosure due to missing itemization of amount financed.					-
1071431103	G1	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Loan File - Missing Document: Hazard Insurance Policy not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [C] Income Documentation - The verification of employment is required and was not found in file.: -	Previous VOE was not provided to verify 2 year employment history										B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Initial 1003 is not signed by the Lender or Borrower: Initial 1003 is not signed by the Lender or Borrower					-
1064376076	G1		XXXXXXXXXX	OH	9/XX/2001					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.	SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		UTD	Indeterminable
1045215845	G1	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2007	7/XX/2007	Primary	Refinance UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.					Yes	TR Indeterminable
1044223136	G1		XXXXXXXXXX	FL	6/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable
1040756641	G1	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2006	1/XX/2006	Primary	Refinance UTD	D	D	D	D	D	[C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																				[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		SELLER - GENERAL COMMENT (2021-09-22): Agree	GENERAL COMMENT (2021-09-22): Agree		Yes	TR Indeterminable
1040327972	G1	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2001	5/XX/2001	Investment	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	A							-
1039893462	G1	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2020	11/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	B	B	B	B	B						[C] Application / Processing - Missing Document: Fraud Report not provided [C] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											B	B	B	B	B	[B] Application / Processing - Missing Document: Missing Lender's Initial 1003						-
1039749029	G1	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2005	10/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
1035530378	G1	XXXXXXXXXX	XXXXXXXXXX	IL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Lien - Missing note/terms on senior lien. Subject loan is in second position.: -	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
																																				[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.					Yes	TR Indeterminable
1025273288	G1	XXXXXXXXXX	XXXXXXXXXX	MN	3/XX/2006	2/XX/2006	Primary	Purchase	B	B	B	B	B	[C] Application / Processing - Missing Document: Missing Final 1003	B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[B] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
																																				[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.						-
1020574263	G1		XXXXXXXXXX	IN	6/XX/2006					D	D	D	D	D																	D	D	D	D	D	[D] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.: Incomplete Loan File. Security in the file, unable to run compliance due to missing Note.				UTD	Indeterminable (UAL State)
1015366851	G1	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																				[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.						-
1009703164	G1	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2016	2/XX/2016	Primary	Refinance Cash-out - Other	Non QM	B	B	B	B	B	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[C] Application / Processing - Missing Document: Fraud Report not provided
[B] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	New exception. Seller provided credit report. Liabilities exceed the 43% DTI limit.	REVIEWER - RE-GRADED COMMENT (2021-04-13): Compensating factors provided for DTI greater than 43%.	B	B	B	B	B	[B] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.20090% or Final Disclosure APR of 7.20000% is in excess of allowable threshold of APOR 2.92% + 1.5%, or 4.42000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2016 incorrectly disclosed whether the loan contains a Prepayment Penalty.
																																				[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Non-QM based on compensating factors: Non-QM based on compensating factors			Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-
1006809412	G1	XXXXXXXXXX	XXXXXXXXXX	AL	3/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B						[C] Application / Processing - Missing Document: Missing Final 1003											B	B	B	B	B	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
1006711266	G1	XXXXXXXXXX	XXXXXXXXXX	AR	5/XX/2008	4/XX/2008	Primary	UTD UTD	D	D	D	D	D	[C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [C] Application / Processing - Missing Document: Missing Final 1003	D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
																																				[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.		REVIEWER - GENERAL COMMENT (2020-11-30): not provided with trailing documents, unable to clear exception			UTD	Indeterminable